PERSPECTIVE II SM
                           FIXED AND VARIABLE ANNUITY
                                    ISSUED BY
                 JACKSON NATIONAL LIFE INSURANCE COMPANY(R) AND
                       JACKSON NATIONAL SEPARATE ACCOUNT I

     The CONTRACTS offered in this prospectus are the variable portions of individual and group, flexible premium, fixed and variable deferred annuity contracts, with:

>> 7 FIXED ACCOUNTS, including 4 Guaranteed Fixed Accounts (with guaranteed periods of 1,3,5 and 7 years), 2 DCA+ Fixed Accounts (used for certain dollar cost averaging transfers), and an Indexed Fixed
         Option (see accompanying brochure - not part of the prospectus), each of which offers a minimum interest rate that is guaranteed by Jackson
         National Life Insurance Company ("we" or "us");

>>       43 INVESTMENT DIVISIONS of Jackson National Separate Account I (the
         "Separate Account") each of which purchases shares of one Fund of JNL
         Series Trust or JNL Variable Fund LLC, mutual funds with a full range of investment objectives;

>> A BASE CONTRACT designed to facilitate your RETIREMENT SAVINGS or other long-term investment purposes by permitting you to:

          o accumulate savings for your retirement on a TAX-DEFERRED BASIS during the ACCUMULATION PHASE on a fixed, variable, or fixed and variable basis;

          o receive income payments in the INCOME PHASE on a fixed, variable, or fixed and variable basis;

          o receive a basic DEATH BENEFIT, if you die before the income phase, that will never be less than the total premiums (minus withdrawals, charges and taxes) you have paid us; and

          o    have significant ACCESS TO YOUR CONTRACT VALUES without incurring
               a   withdrawal   charge   in  the   event  of   certain   serious
               health-related emergencies.

>> A variety of OPTIONAL FEATURES that, for additional charges, give you the flexibility to add additional benefits to your base contract, according to your personal preferences, including:

          o    4 types of OPTIONAL DEATH BENEFITS;

          o 3 types of "CONTRACT ENHANCEMENTS" (under which we credit your contract values with 2%, 3% or 4% of each premium payment you make in the first contract year);

          o a GUARANTEED MINIMUM INCOME BENEFIT (that guarantees a minimum fixed income benefit under certain life contingent options after a period of at least 10 contract years, subject to specific conditions);

          o a SHORTENED WITHDRAWAL CHARGE PERIOD (5 years instead of the Contract's usual 7 year period); and

          o a 20% ADDITIONAL FREE WITHDRAWAL FEATURE (that permits you greater access to your contract values without a withdrawal charge).

EXPENSES FOR A CONTRACT WITH A CONTRACT ENHANCEMENT WILL BE HIGHER THAN THOSE
FOR A CONTRACT WITHOUT A CONTRACT ENHANCEMENT AND IN SOME CASES THE AMOUNT OF A
CONTRACT ENHANCEMENT MAY BE MORE THAN OFFSET BY THOSE EXPENSES.

WE OFFER OTHER VARIABLE ANNUITY PRODUCTS THAT OFFER DIFFERENT  PRODUCT FEATURES,
BENEFITS AND CHARGES.

================================================================================

PLEASE  READ THIS  PROSPECTUS  BEFORE  YOU  PURCHASE  A  CONTRACT.  IT  CONTAINS
IMPORTANT  INFORMATION ABOUT THE CONTRACT THAT YOU SHOULD KNOW BEFORE INVESTING.
YOU SHOULD KEEP THIS PROSPECTUS FOR FUTURE REFERENCE.

To learn more  about the  Perspective  II Fixed and  Variable  Annuity,  you can
obtain a free copy of the Statement of Additional Information (SAI) dated May 1,
2002,  by calling us at (800)  766-4683  or by  writing us at:  Annuity  Service
Center, P.O. Box 378002,  Denver,  Colorado  80237-8002.  The SAI has been filed with the Securities and Exchange  Commission (SEC) and is legally a part of this prospectus.  The  Table  of  Contents  of the  SAI  appears  at the  end of this prospectus.  The SEC maintains a website  (http://www.sec.gov) that contains the
SAI,  material   incorporated  by  reference  and  other  information  regarding registrants that file electronically with the SEC.

================================================================================





 THE SEC HAS NOT APPROVED OR DISAPPROVED THE PERSPECTIVE II FIXED AND VARIABLE ANNUITY OR PASSED UPON
            THE ADEQUACY OF THIS PROSPECTUS. IT IS A CRIMINAL OFFENSE TO REPRESENT OTHERWISE.


--------------------------------------------------------------------------------
o Not FDIC/NCUA insured o Not Bank/CU guaranteed o May lose value o Not a deposit o Not insured by any federal agency
--------------------------------------------------------------------------------


          "JNL(R)", "Jackson National(R)" and "Jackson National Life(R)" are trademarks of Jackson National Life Insurance Company.

                                   MAY 1, 2002









                                TABLE OF CONTENTS

KEY FACTS................................................................................................................1
FEE TABLE................................................................................................................4
THE ANNUITY CONTRACT....................................................................................................12
JACKSON NATIONAL........................................................................................................12
THE FIXED ACCOUNTS......................................................................................................12
THE SEPARATE ACCOUNT....................................................................................................13
INVESTMENT DIVISIONS....................................................................................................13
CONTRACT CHARGES........................................................................................................20
PURCHASES...............................................................................................................24
TRANSFERS...............................................................................................................27
ACCESS TO YOUR MONEY....................................................................................................29
INCOME PAYMENTS (THE INCOME PHASE)......................................................................................30
DEATH BENEFIT...........................................................................................................33
TAXES...................................................................................................................37
OTHER INFORMATION.......................................................................................................40
PRIVACY POLICY..........................................................................................................41
TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION................................................................43
APPENDIX A.............................................................................................................A-1
APPENDIX B.............................................................................................................B-1



                 (This page has been left blank intentionally.)



                                    KEY FACTS

THE ANNUITY CONTRACT                                 Your Contract permits you to accumulate your contract values
                                                     o    on a fixed basis through allocations to one of our fixed accounts
                                                          (the "FIXED ACCOUNTS"),  including four Guaranteed Fixed Accounts
                                                          (with guaranteed  periods of 1, 3, 5, or 7 years), two DCA+ Fixed
                                                          Accounts  (used in connection  with certain dollar cost averaging transfers) and an Indexed Fixed Option (with a minimum guaranteed return and additional  possible  returns based on the performance of the S&P 500 Index), or
                                                     o    on a  variable  basis,  by  allocations  to  one or  more  of the investment  divisions  of our Separate  Account (the  "INVESTMENT
                                                          DIVISIONS").  (We refer to the Fixed  Accounts and the Investment
                                                          Divisions together as "ALLOCATION  OPTIONS.")
                                                     Regardless of which Allocation Option(s) you select, investment earnings on your premiums  will be TAX DEFERRED.  Your Contract is intended to help you save for  your  retirement  or  other  long-term  investment  purposes  and provides for a DEATH BENEFIT during the  ACCUMULATION  PHASE (when you make premium  payments to us) and a variety of income  options during the INCOME
                                                     PHASE (when we make income  payments to you). We generally will not issue a
                                                     Contract to anyone over age 90.

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OPTIONAL FEATURES                                    Optional features of your Contract include:
                                                     o    an EARNINGS PROTECTION BENEFIT DNDORSEMENT (a form of optional death benefit that may add up to 40% of your Contract's earnings to the death benefit otherwise payable at your death);
                                                     o    three types of OPTIONAL DEATH BENEFIT DNDORSEMENTS (you may select only one of these three optional death benefits) that permit you to protect your Contract's minimum death benefit values and/or to protect all or a portion of any investment gains under your Contract from subsequent investment losses;
                                                     o    a Contract Enhancement Endorsement (a credit to your contract value from our general account equal to 2%, 3% or 4% of your premium payments in the first contract year), which primarily enhances contract values and certain benefits in the first three years of the contract. See "Optional Contract Enhancement" at page 26;
                                                     o    a GUARANTEED MINIMUM INCOME BENEFIT (guarantees a minimum
                                                          fixed income benefit under certain life contingent options after a period of at least 10 contract years, subject to
                                                          specific conditions, regardless of the Allocation Option(s)
                                                          you select during the accumulation phase);
                                                     o    a 20% ADDITIONAL FREE WITHDRAWAL ENDORSEMENT (permits you to withdraw 20% of premium (excluding premium in the Indexed
                                                          Fixed Option) still subject to a withdrawal charge minus earnings during each contract year without a withdrawal charge); and
                                                     o    a FIVE-YEAR WITHDRAWAL CHARGE PERIOD ENDORSEMENT (reduces
                                                          the withdrawal charge applicable through the fifth contribution year and eliminates it in years six and seven).

                                       1


                                                     These optional features may not be available in your state or there may be state variations in the terms of your benefits as reflected in the contract issued in your state.

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ALLOCATION OPTIONS                                   You may not allocate your contract values to more than 18 options (Investment
                                                     Divisions and Fixed Accounts), at any one time.  Each Investment Division invests in a single FUND (investment portfolio) of an underlying mutual fund.

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PURCHASES                                            Under most circumstances, you must make an initial premium payment of at least
                                                     $5,000 ($2,000 for a qualified plan contract).  You are permitted to make subsequent premium payments at any time during the accumulation phase.  Each subsequent payment must be at least $500 ($50 under an automatic payment plan).
                                                     The Indexed Fixed Option has initial and subsequent allocation minimums of
                                                     $5000.  The Investment Divisions and Guaranteed Fixed Accounts have initial and subsequent allocation minimums of $100. We reserve the right to refuse any premium payment.

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ACCESS TO YOUR MONEY                                 You can withdraw all or a portion of your contract values
                                                     during the accumulation phase. Withdrawals may be subject to a withdrawal charge and an "EXCESS INTEREST ADJUSTMENT". We may also deduct any withholding taxes imposed from the amount payable or your remaining values under the Contract. You may also have to pay taxes and a tax penalty on money you withdraw.

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INCOME PAYMENTS                                      You may choose to receive regular income payments from us (most typically, when you retire). During this "INCOME PHASE," you have the same variable allocation options as during the accumulation phase.

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DEATH BENEFIT                                        If you die before moving to the income phase, the person you have chosen as your BENEFICIARY will receive a death benefit of at least the greater of your contract value on the date we receive proof of death and completed claim forms from your beneficiary or the total premiums you have paid since your Contract was issued MINUS prior withdrawals (including any applicable charges and adjustments), annual contract maintenance charges, transfer charges, any applicable charges due under any optional endorsement and premium taxes. If you select the Earnings Protection Benefit Endorsement, the death benefit may be enhanced if there is positive investment performance, and if you select one of the three optional death benefit endorsements, the death benefit may be protected from poor investment performance.
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FREE LOOK                                            If you cancel your Contract within ten days after receiving it (or any longer period required in your state), we will return to you the amount your
                                                     Contract is worth on the day we receive your request MINUS any Contract
                                                     Enhancement recapture charge. This may be more or less than your original payment. If required by your state, we instead will return your premium.

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TAXES                                                Under the Internal Revenue Code you generally will not be taxed on the earnings on your contract value until you make a withdrawal (this is referred to as
                                                     TAX-DEFERRAL).  There are different rules as to how you will be taxed depending on how you take the money out and whether your Contract is non-qualified or purchased as part of a qualified plan. Earnings are taxed as ordinary income when withdrawn and, if withdrawn prior to age 59 1/2, may be subject to a tax penalty.
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                                       2

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EXPENSES                                             Your Contract has insurance features and investment features, and there are costs related to each. Each Fund has its own expenses.  The Contract's charges and Fund expenses are described in the following Fee Table:
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                                       3



                                    FEE TABLE

OWNER TRANSACTION EXPENSES
        WITHDRAWAL CHARGE (AS A PERCENTAGE OF PREMIUM PAYMENTS):
        Completed Years Since Receipt of
        Premium(1)                             0       1       2       3       4       5      6       7+
        Withdrawal Charge                      8.5%    8%      7%      6%      5%      4%     2%      0
        Withdrawal Charge if Five-Year
             Period is elected                 8%      7%      6%      4%      2%      0      0       0

        CONTRACT ENHANCEMENT RECAPTURE CHARGE (AS A PERCENTAGE OF THE
        CORRESPONDING- FIRST YEAR PREMIUM PAYMENTS WITHDRAWN IF AN OPTIONAL
        CONTRACT ENHANCEMENT IS SELECTED)
        Completed Years Since Receipt of
        Premium(2)                            0      1        2         3          4         5          6       7+
        Recapture Charge (2% Credit)         2%     2%      1.25%     1.25%      0.5%        0          0       0
        Recapture Charge (3% Credit)         3%     3%         2%        2%        2%        1%        1%       0
        Recapture Charge (4% Credit)         4%     4%       2.5%      2.5%      2.5%     1.25%     1.25%       0

         TRANSFER CHARGE:  $25 for each transfer in excess of 15 in a contract year(3)
         ANNUAL CONTRACT MAINTENANCE CHARGE:   $35(4)
         OPTIONAL GUARANTEED MINIMUM INCOME BENEFIT CHARGE ("GMIB"): .40% of GMIB Benefit Base5
         COMMUTATION FEE: If you make a total withdrawal from your contract after income payments have commenced under income option 4, or if after your death during the period for which payments are guaranteed to be made under income option 3 your beneficiary elects to receive a lump sum payment, the amount received will be reduced by an amount equal to the difference between the present value of any remaining guaranteed payments (as of the date of calculation) calculated using a (a)
         discount rate that is equal to the rate assumed in calculating the initial income payment and (b) discount rate that is no more than 1%
         higher than (a).

SEPARATE ACCOUNT ANNUAL EXPENSES (as an annual percentage of average daily account value)

         BASE CONTRACT CHARGES
         ---------------------
         MORTALITY AND EXPENSE RISK CHARGES                             1.00%
         ADMINISTRATION CHARGE                                           .15%(6)
                                                                       -------
         TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES
         (WITH NO OPTIONAL BENEFITS)                                    1.15%

--------
1 Withdrawal  charges are deducted on the income date if that date is within one year of the issue date,  upon partial  withdrawals in excess of free  withdrawal amounts, and upon total withdrawals.
2 Any  applicable  Contract  Enhancement  recapture  charges are deducted at the income  date as well as on  partial  withdrawals  in excess  of free  withdrawal amounts and upon total withdrawals.
3 Dollar cost averaging transfers and rebalancing transfers do not count against the 15 free transfers.
4 This charge is only imposed if your contract value is less than $50,000 on the date when the charge is assessed.
5 On a calendar quarter basis, the charge is .10% of the GMIB Benefit Base. This charge is assessed each calendar quarter and upon termination of the GMIB and is deducted from the Investment  Divisions and the  Guaranteed  Fixed Accounts on a
pro-rata basis. When it is deducted from the Investment  Divisions,  it is not a part of unit value  calculations  but rather is normally  deducted by means of a cancellation of units. The GMIB Benefit Base is defined on pages 32 below.
6 If the initial premium equals $1,000,000 or more, we will waive the
Administration Charge. However, we reserve the right to reverse this waiver and reinstate the Administration Charge if withdrawals are made in the first contract year that result in the contract value falling substantially below
$1,000,000, as determined by us.


                                       4


         CHARGES FOR OPTIONAL ENDORSEMENTS
         ---------------------------------
         EARNINGS PROTECTION BENEFIT                                         .30%
         OPTIONAL DEATH BENEFIT                                              .25%(7)
         20% ADDITIONAL FREE WITHDRAWAL                                      .30%
         FIVE-YEAR WITHDRAWAL CHARGE PERIOD                                  .30%
         CONTRACT ENHANCEMENT (2% CREDIT)                                    .395%(8)
         CONTRACT ENHANCEMENT (3% CREDIT)                                    .42%(9)
         CONTRACT ENHANCEMENT (4% CREDIT)                                    .56%
                                                                            -------
         TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES
         (WITH MAXIMUM OPTIONAL ENDORSEMENTS WITHOUT THE GMIB)              2.86%(10)


FUND ANNUAL EXPENSES
(as an annual percentage of the Fund's average daily net assets)


                                                                          MANAGEMENT        ESTIMATED
                                                                              AND         DISTRIBUTION                 TOTAL FUND
                                                                        ADMINISTRATIVE       (12B-1)       OTHER         ANNUAL
FUND NAME                                                                   FEE(11)         FEES(12)     EXPENSES      EXPENSES
---------------------------------------------------------------------- ------------------ -------------- ------------ --------------
AIM/JNL Large Cap Growth Fund                                               1.10%             .01%(13)        0%            1.11%
AIM/JNL Small Cap Growth Fund                                               1.15%             .01%(13)        0%            1.16%
AIM/JNL Premier Equity II Fund                                              1.05%             .01%(13)        0%            1.06%
Alger/JNL Growth Fund                                                       1.07%             .02%            0%            1.09%
Alliance Capital/JNL Growth Fund                                             .87%             .02%            0%             .89%
Eagle/JNL Core Equity Fund                                                   .97%             .04%            0%            1.01%
Eagle/JNL SmallCap Equity Fund                                              1.05%             .02%            0%            1.07%
J.P. Morgan/JNL Enhanced S&P 500(R)Stock Index Fund                          .90%             .01%            0%             .91%
Janus/JNL Aggressive Growth Fund                                             .99%             .01%            0%            1.00%
Janus/JNL Balanced Fund                                                     1.05%             .03%            0%            1.08%
Janus/JNL Capital Growth Fund                                               1.01%             .01%            0%            1.02%
Janus/JNL Global Equities Fund(16)                                          1.05%             .02%            0%            1.07%
Lazard/JNL Mid Cap Value Fund                                               1.07%             .05%            0%            1.12%

--------------------------

7 Two other optional death benefits (that provide less protection) are available for .15%.
8 This charge is only deducted for the first five contract years.  For contract  owners who  purchased  this  option  prior to May 1, 2002,  the charge deducted  will be 0.40%  until May 18th when  0.395%  will be  charged  to those
Contracts going forward. The adjustments to the interest rates applicable to the
Guaranteed  Fixed Accounts will reflect these changes.
9 These  charges are only  deducted  for the first  seven  contract  years.  For contract  owners who  purchased  this  option  prior to May 1, 2002,  the charge deducted will be 0.425% and 0.57% for the 3% and 4% Contract  Enhancements until
May 18th when 0.42% and .56%,  respectively,  will be charged to those Contracts going  forward.  The  adjustments  to  the  interest  rates  applicable  to  the
Guaranteed Fixed Accounts will reflect these changes.
10 The 2% and 3% contract  enhancements  are not included in the Total  Separate
Account Annual Expenses (with Maximum  Optional  Endorsements)  because only one
Contract  Enhancement may be selected and the 4% Credit is presumed to have been selected  (along with the  Earnings  Protection  Benefit,  20%  additional  free withdrawal,  five-year  withdrawal charge period and the most expensive optional death benefit).
11 Certain Funds pay Jackson  National Asset  Management,  LLC, the adviser,  an administrative fee for certain services provided to the Fund by the adviser. The
Mellon Capital  Management/JNL  International  Index Fund,  the  Oppenheimer/JNL
Global  Growth  Fund  and the  First  Trust/JNL  Global  Target  15 Fund  pay an
administrative fees of .15%; the nine S&P/JNL Funds pay an administrative fee of
..05%;  the  other  Funds  pay a .10%  administrative  fee.  The  Management  and
Administrative  Fee and the Total  Fund  Annual  Expenses  columns in this table reflect the inclusion of any applicable administrative fee.
12 The Trustees of JNL Series Trust have  adopted a Brokerage  Enhancement  Plan
(the  "Plan")  in  accordance  with  the  provisions  of Rule  12b-1  under  the
Investment  Company  Act  of  1940.  The  Plan  uses  the  available   brokerage
commissions  to  promote  services  and the sale of  shares  of the  Trust.  The brokerage  commission  rates and amounts  paid by the Trust are not  expected to increase as a result of the Plan.  The 12b-1 fee is only paid to the extent that the commission is recaptured by an affiliated  broker-dealer.  The  distribution fee noted is an estimate in that it is not possible to determine  with  accuracy actual amounts that will be paid under the Plan to affiliated broker-dealers.



                                       5

                                                                          MANAGEMENT        ESTIMATED
                                                                              AND         DISTRIBUTION                 TOTAL FUND
                                                                        ADMINISTRATIVE       (12B-1)       OTHER         ANNUAL
FUND NAME                                                                   FEE(11)         FEES(12)     EXPENSES      EXPENSES
---------------------------------------------------------------------- ------------------ -------------- ------------ --------------
Lazard/JNL Small Cap Value Fund                                             1.15%              .03%           0%            1.18%
Mellon Capital Management/JNL S&P 500 Index Fund                             .60%              .01%(13)       0%             .61%
Mellon Capital Management/JNL S&P 400 Mid Cap Index Fund                     .60%              .01%(13)       0%             .61%
Mellon Capital Management/JNL Small Cap Index Fund                           .60%              .01%(13)       0%             .61%
Mellon Capital Management/JNL International Index Fund                       .65%              .01%(13)       0%             .66%
Mellon Capital Management/JNL Bond Index Fund                                .60%              .01%(13)       0%             .61%
Oppenheimer/JNL Global Growth Fund                                          1.05%              .01%(13)       0%            1.06%
Oppenheimer/JNL Growth Fund                                                 1.00%              .01%(13)       0%            1.01%
PIMCO/JNL Total Return Bond Fund                                             .80%              .01%(13)       0%             .81%
PPM America/JNL Balanced Fund                                                .81%              .01%           0%             .82%
PPM America/JNL High Yield Bond Fund                                         .81%              .01%(13)       0%             .82%
PPM America/JNL Money Market Fund                                            .69%                0%           0%             .69%
Putnam/JNL Equity Fund                                                       .96%              .01%           0%             .97%
Putnam/JNL International Equity Fund                                        1.17%              .05%           0%            1.22%
Putnam/JNL Midcap Growth Fund                                               1.05%              .08%           0%            1.13%
Putnam/JNL Value Equity Fund                                                 .96%              .02%           0%             .98%
Salomon Brothers/JNL Global Bond Fund                                        .95%              .01%(13)       0%             .96%
Salomon Brothers/JNL U.S. Government & Quality Bond Fund                     .79%              .01%(13)       0%             .80%
S&P/JNL Conservative Growth Fund I(14)                                       .20%                0%           0%             .20%
S&P/JNL Moderate Growth Fund I(14)                                           .20%                0%           0%             .20%
S&P/JNL Aggressive Growth Fund I(14)                                         .20%                0%           0%             .20%

-----------------------------
13 We anticipate that the 12b-1 fee will be less than .01%.
14 UNDERLYING FUND EXPENSES. The expenses shown above are the annual operating
   ------------------------
   expenses for the S&P/JNL Funds. Because the S&P/JNL Funds invest in other
   Funds of the JNL Series Trust, the S&P/JNL Funds will indirectly bear their pro rata share of fees and expenses of the underlying Funds in addition to the expenses shown.

   The total annual operating expenses for each S&P/JNL Fund (including both the annual operating expenses for the S&P/JNL Funds and the annual operating expenses for the underlying Funds) could range from .89% to 1.42% (this range reflects an investment in the Funds with the lowest and highest Total Fund
   Annual Expenses). The total annual operating expenses for each S&P/JNL Core
   Index Fund (including both the annual operating expenses for the S&P/JNL Core
   Index Funds and the annual operating expenses for the underlying Funds) could range from .81% to 1.42% (this range reflects an investment in the Funds with the lowest and highest Total Fund Annual Expenses). The table below shows estimated total annual operating expenses for each of the S&P/JNL Funds based on the pro rata share of expenses that the S&P/JNL Funds would bear if they invested in a hypothetical mix of underlying Funds. The adviser believes the expenses shown below to be a likely approximation of the expenses the S&P/JNL
   Funds will incur based on the actual mix of underlying Funds. The expenses shown below include both the annual operating expenses for the S&P/JNL Funds and the annual operating expenses for the underlying Funds. The actual expenses of each S&P/JNL Fund will be based on the actual mix of underlying
   Funds in which it invests. The actual expenses may be greater or less than those shown.

         S&P/JNL Conservative Growth Fund I..................................  1.130%
         S&P/JNL Moderate Growth Fund I......................................  1.169%
         S&P/JNL Aggressive Growth Fund I....................................  1.211%
         S&P/JNL Very Aggressive Growth Fund I...............................  1.209%
         S&P/JNL Equity Growth Fund I........................................  1.212%
         S&P/JNL Equity Aggressive Growth Fund I.............................  1.220%
         S&P/JNL Core Index 50 Fund .........................................  1.023%
         S&P/JNL Core Index 75 Fund..........................................  0.969%
         S&P/JNL Core Index 100 Fund.........................................  0.902%


S&P NAME. "Standard & Poor's(R)", "S&P(R)", "S&P 500(R)", "Standard & Poor's
--------
500", "500", "Standard & Poor's MidCap 400" and "S&P Midcap 400" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Jackson
National Life Insurance Company. These Funds are not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in these Funds. Please see the Statement of Additional Information which sets forth certain additional disclaimers and limitations of liabilities on behalf of S&P.


                                       6

                                                                          MANAGEMENT        ESTIMATED
                                                                              AND         DISTRIBUTION                 TOTAL FUND
                                                                        ADMINISTRATIVE       (12B-1)       OTHER         ANNUAL
FUND NAME                                                                   FEE(11)         FEES(12)     EXPENSES      EXPENSES
---------------------------------------------------------------------- ------------------ -------------- ------------ --------------

S&P/JNL Very Aggressive Growth Fund I(14)                                    .20%                0%           0%             .20%
S&P/JNL Equity Growth Fund I14                                               .20%                0%           0%             .20%
S&P/JNL Equity Aggressive Growth Fund I(14)                                  .20%                0%           0%             .20%
S&P/JNL Core Index 50 Fund(14)                                               .20%                0%           0%             .20%
S&P/JNL Core Index 75 Fund(14)                                               .20%                0%           0%             .20%
S&P/JNL Core Index 100 Fund(14)                                              .20%                0%           0%             .20%
T. Rowe Price/JNL Established Growth Fund                                    .92%              .02%           0%             .94%
T. Rowe Price/JNL Mid-Cap Growth Fund                                       1.02%              .01%(13)       0%            1.03%
T. Rowe Price/JNL Value Fund                                                1.00%              .12%           0%            1.12%
First Trust/JNL The DowSM Target 10 Fund(15)                                 .85%                0%           0%             .85%
First Trust/JNL The S&P(R)Target 10 Fund(17)                                 .85%                0%           0%             .85%
First Trust/JNL Global Target 15 Fund                                        .90%                0%           0%             .90%
First Trust/JNL Target Small-Cap Fund                                        .85%                0%           0%             .85%
First Trust/JNL Target 25 Fund                                               .85%                0%           0%             .85%
---------------------------------------------------------------------- ------------------ -------------- ------------ --------------




---------------------
15 Dow Jones Name. "Dow Jones", "Dow Jones Industrial AverageSM", "DJIASM" and
   "The Dow 10SM" are service marks of Dow Jones & Company, Inc. (Dow Jones).
   Dow Jones has no relationship to the annuity, other than the licensing of the
   Dow Jones Industrial Average (DJIA) and its service marks for use in connection with the First Trust/JNL The DowSM Target 10 Fund. Please see
   Appendix A for additional information.

16 The Janus/JNL Global Equities Fund (the "Fund") is not available through a division as an investment option and is not available as an underlying fund to the S&P/JNL Core Index 50 Fund and the S&P/JNL Core Index 75 Fund.
   However, the Fund is available as an underlying fund of the S&P/JNL
   Conservative Growth Fund I, the S&P/JNL Moderate Growth Fund I, the S&P/JNL
   Aggressive Growth Fund I, the S&P/JNL Very Aggressive Growth Fund I, the
   S&P/JNL Equity Growth Fund I and the S&P/JNL Equity Aggressive Growth Fund I.

17 The First Trust/JNL The S&P(R) Target 10 Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in this Fund. Please see the Statement of Additional Information which sets forth certain additional disclaimers and limitations of liabilities on behalf of S&P.



                                       7



EXAMPLES. You would pay the following expenses on a $1,000 investment if you select the optional Earnings Protection Benefit Endorsement, the 20% Additional
Free Withdrawal Endorsement, the Five-Year Withdrawal Charge Period Endorsement, the most expensive Optional Death Benefit Endorsement, the Guaranteed Minimum
Income Benefit and the 4% Contract Enhancement endorsement, assuming a 5% annual return on assets:
               (a) if you do not surrender your Contract or if you begin receiving income payments from your Contract after the first year;
               (b) if you surrender your Contract at the end of each time period.

                                                                                        TIME PERIODS
-------------------------------------------------------------------------------- ------- --------- -------- ---------
                                                                                   1        3         5        10
DIVISION NAME                                                                     YEAR    YEARS     YEARS    YEARS
-------------------------------------------------------------------------------- ------- --------- -------- ---------
AIM/JNL Large Cap Growth Division                                       (a)          44     135      227      451
                                                                        (b)         124     195      247      451
AIM/JNL Small Cap Growth Division                                       (a)          45     136      229      455
                                                                        (b)         125     196      249      455
AIM/JNL Premier Equity II Division                                      (a)          44     133      225      446
                                                                        (b)         124     193      245      446
Alger/JNL Growth Division                                               (a)          44     134      226      449
                                                                        (b)         124     194      246      449
Alliance Capital/JNL Growth Division                                    (a)          42     128      217      432
                                                                        (b)         122     188      237      432
Eagle/JNL Core Equity Division                                          (a)          43     132      223      442
                                                                        (b)         123     192      243      442
Eagle/JNL SmallCap Equity Division                                      (a)          44     134      225      447
                                                                        (b)         124     194      245      447
J.P. Morgan/JNL Enhanced S&P 500(R)Stock Index Division                 (a)          42     129      218      434
                                                                        (b)         122     189      238      434
Janus/JNL Aggressive Growth Division                                    (a)          43     132      222      441
                                                                        (b)         123     192      242      441
Janus/JNL Balanced Division                                             (a)          44     134      226      448
                                                                        (b)         124     194      246      448
Janus/JNL Capital Growth Division                                       (a)          44     132      223      443
                                                                        (b)         124     192      243      443
Janus/JNL Global Equities Division*                                     (a)          44     134      225      447
                                                                        (b)         124     194      245      447
Lazard/JNL Mid Cap Value Division                                       (a)          45     135      228      451
                                                                        (b)         125     195      248      451
Lazard/JNL Small Cap Value Division                                     (a)          45     137      230      456
                                                                        (b)         125     197      250      456
Mellon Capital Management/JNL S&P 500 Index Division                    (a)          40     120      204      408
                                                                        (b)         120     180      224      408
Mellon Capital Management/JNL S&P 400 Mid Cap Index Division            (a)          40     120      204      408
                                                                        (b)         120     180      224      408
Mellon Capital Management/JNL Small Cap Index Division                  (a)          40     120      204      408
                                                                        (b)         120     180      224      408
Mellon Capital Management/JNL International Index Division              (a)          40     122      206      412
                                                                        (b)         120     182      226      412
Mellon Capital Management/JNL Bond Index Division                       (a)          40     120      204      408
                                                                        (b)         120     180      224      408
Oppenheimer/JNL Global Growth Division                                  (a)          44     133      225      446
                                                                        (b)         124     193      245      446
Oppenheimer/JNL Growth Division                                         (a)          43     132      223      442
                                                                        (b)         123     192      243      442
PIMCO/JNL Total Return Bond Division                                    (a)          41     126      213      425
                                                                        (b)         121     186      233      425
-------------------------
* The Janus/JNL Global Equities Fund (the "Fund") is not available through a division as an investment option and is not available as an underlying fund to the S&P/JNL Core Index 50 Fund and the S&P/JNL Core Index 75 Fund. However, the
Fund is available as an underlying Fund of the S&P/JNL Conservative Growth Fund
I, the S&P/JNL Moderate Growth Fund I, the S&P/JNL Aggressive Growth Fund I, the
S&P/JNL Very Aggressive Growth Fund I, the S&P/JNL Equity Growth Fund I and the
S&P/JNL Equity Aggressive Growth Fund I.



                                       8

                                                                                        TIME PERIODS
-------------------------------------------------------------------------------- ------- --------- -------- ---------
                                                                                   1        3         5        10
DIVISION NAME                                                                     YEAR    YEARS     YEARS    YEARS
-------------------------------------------------------------------------------- ------- --------- -------- ---------

PPM America/JNL Balanced Division                                       (a)          42     126      214      426
                                                                        (b)         122     186      234      426
PPM America/JNL High Yield Bond Division                                (a)          42     126      214      426
                                                                        (b)         122     186      234      426
PPM America/JNL Money Market Division                                   (a)          40     123      208      415
                                                                        (b)         120     183      228      415
Putnam/JNL Equity Division                                              (a)          43     131      221      439
                                                                        (b)         123     191      241      439
Putnam/JNL International Equity Division                                (a)          46     138      232      460
                                                                        (b)         126     198      252      460
Putnam/JNL Midcap Growth Division                                       (a)          45     135      228      452
                                                                        (b)         125     195      248      452
Putnam/JNL Value Equity Division                                        (a)          43     131      221      440
                                                                        (b)         123     191      241      440
Salomon Brothers/JNL Global Bond Division                               (a)          43     130      220      438
                                                                        (b)         123     190      240      438
Salomon Brothers/JNL U.S. Government & Quality Bond Division            (a)          41     126      213      424
                                                                        (b)         121     186      233      424
S&P/JNL Conservative Growth Division I                                  (a)          35     109      185      371
                                                                        (b)         115     169      205      371
S&P/JNL Moderate Growth Division I                                      (a)          35     109      185      371
                                                                        (b)         115     169      205      371
S&P/JNL Aggressive Growth Division I                                    (a)          35     109      185      371
                                                                        (b)         115     169      205      371
S&P/JNL Very Aggressive Growth Division I                               (a)          35     109      185      371
                                                                        (b)         115     169      205      371
S&P/JNL Equity Growth Division I                                        (a)          35     109      185      371
                                                                        (b)         115     169      205      371
S&P/JNL Equity Aggressive Growth Division I                             (a)          35     109      185      371
                                                                        (b)         115     169      205      371
S&P/JNL Core Index 50 Division                                          (a)          35     109      185      371
                                                                        (b)         115     169      205      371
S&P/JNL Core Index 75 Division                                          (a)          35     109      185      371
                                                                        (b)         115     169      205      371
S&P/JNL Core Index 100 Division                                         (a)          35     109      185      371
                                                                        (b)         115     169      205      371
T. Rowe Price/JNL Established Growth Division                           (a)          43     130      219      436
                                                                        (b)         123     190      239      436
T. Rowe Price/JNL Mid-Cap Growth Division                               (a)          44     132      223      444
                                                                        (b)         124     192      243      444
T. Rowe Price/JNL Value Division                                        (a)          45     135      228      451
                                                                        (b)         125     195      248      451
First Trust/JNL The DowSM Target 10 Division                            (a)          42     127      215      429
                                                                        (b)         122     187      235      429
First Trust/JNL The S&P(R)Target 10 Division                            (a)         42     127      215      429
                                                                        (b)         122     187      235      429
First Trust/JNL Global Target 15 Division                               (a)          42     129      217      433
                                                                        (b)         122     189      237      433
First Trust/JNL Target 25 Division                                      (a)          42     127      215      429
                                                                        (b)         122     187      235      429
First Trust/JNL Target Small-Cap Division                               (a)          42     127      215      429
                                                                        (b)         122     187      235      429
-------------------------------------------------------------------------------- ------- --------- -------- ---------




                                       9


EXAMPLES.  You would pay the following expenses on a $1,000 investment if you do not select any optional endorsement, assuming a 5% annual return on assets:
               (a) if you do not surrender your Contract or if you begin receiving income payments from your contract after the first year;
               (b) if you surrender your Contract at the end of each time period.

                                                                                        TIME PERIODS
-------------------------------------------------------------------------------- ------- --------- -------- ---------
                                                                                   1        3         5        10
DIVISION NAME                                                                     YEAR    YEARS     YEARS    YEARS
-------------------------------------------------------------------------------- ------- --------- -------- ---------
AIM/JNL Large Cap Growth Division                                        (a)         23     72       123      263
                                                                         (b)        108    142       173      263
AIM/JNL Small Cap Growth Division                                        (a)         24     73       125      268
                                                                         (b)        109    143       175      268
AIM/JNL Premier Equity II Division                                       (a)         23     70       120      257
                                                                         (b)        108    140       170      257
Alger/JNL Growth Division                                                (a)         23     71       122      261
                                                                         (b)        108    141       172      261
Alliance Capital/JNL Growth Division                                     (a)         21     65       111      240
                                                                         (b)        106    135       161      240
Eagle/JNL Core Equity Division                                           (a)         22     69       117      252
                                                                         (b)        107    139       167      252
Eagle/JNL SmallCap Equity Division                                       (a)         23     70       120      258
                                                                         (b)        108    140       170      258
J.P. Morgan/JNL Enhanced S&P 500(R)Stock Index Division                  (a)         21     65       112      242
                                                                         (b)        106    135       162      242
Janus/JNL Aggressive Growth Division                                     (a)         22     68       117      251
                                                                         (b)        107    138       167      251
Janus/JNL Balanced Division                                              (a)         23     71       121      260
                                                                         (b)        108    141       171      260
Janus/JNL Capital Growth Division                                        (a)         22     69       118      253
                                                                         (b)        107    139       168      253
Janus/JNL Global Equities Division**                                     (a)         23     70       120      258
                                                                         (b)        108    140       170      258
Lazard/JNL Mid Cap Value Division                                        (a)         23     72       123      264
                                                                         (b)        108    142       173      264
Lazard/JNL Small Cap Value Division                                      (a)         24     74       126      270
                                                                         (b)        109    144       176      270
Mellon Capital Management/JNL S&P 500 Index Division                     (a)         18     56        97      211
                                                                         (b)        103    126       147      211
Mellon Capital Management/JNL S&P 400 Mid Cap Index Division             (a)         18     56        97      211
                                                                         (b)        103    126       147      211
Mellon Capital Management/JNL Small Cap Index Division                   (a)         18     56        97      211
                                                                         (b)        103    126       147      211
Mellon Capital Management/JNL International Index Division               (a)         19     58       100      216
                                                                         (b)        104    128       150      216
Mellon Capital Management/JNL Bond Index Division                        (a)         18     56        97      211
                                                                         (b)        103    126       147      211
Oppenheimer/JNL Global Growth Division                                   (a)         23     70       120      257
                                                                         (b)        108    140       170      257
Oppenheimer/JNL Growth Division                                          (a)         22     69       117      252
                                                                         (b)        107    139       167      252
PIMCO/JNL Total Return Bond Division                                     (a)         20     62       107      232
                                                                         (b)        105    132       157      232
PPM America/JNL Balanced Division                                        (a)         20     63       108      233
                                                                         (b)        105    133       158      233
--------------------
** The Janus/JNL  Global  Equities Fund (the "Fund") is not available  through a division as an investment  option and is not available as an underlying  Fund to the S&P/JNL Core Index 50 Fund and the S&P/JNL Core Index 75 Fund. However,  the
Fund is available as an underlying Fund of the S&P/JNL  Conservative Growth Fund
I, the S&P/JNL Moderate Growth Fund I, the S&P/JNL Aggressive Growth Fund I, the
S&P/JNL Very Aggressive  Growth Fund I, the S&P/JNL Equity Growth Fund I and the
S&P/JNL Equity Aggressive Growth Fund I.



                                       10

                                                                                        TIME PERIODS
-------------------------------------------------------------------------------- ------- --------- -------- ---------
                                                                                   1        3         5        10
DIVISION NAME                                                                     YEAR    YEARS     YEARS    YEARS
-------------------------------------------------------------------------------- ------- --------- -------- ---------

PPM America/JNL High Yield Bond Division                                 (a)         20     63       108      233
                                                                         (b)        105    133       158      233
PPM America/JNL Money Market Division                                    (a)         19     59       101      219
                                                                         (b)        104    129       151      219
Putnam/JNL Equity Division                                               (a)         22     67       115      248
                                                                         (b)        107    137       165      248
Putnam/JNL International Equity Division                                 (a)         24     75       128      274
                                                                         (b)        109    145       178      274
Putnam/JNL Midcap Growth Division                                        (a)         23     72       124      265
                                                                         (b)        108    142       174      265
Putnam/JNL Value Equity Division                                         (a)         22     68       116      249
                                                                         (b)        107    138       166      249
Salomon Brothers/JNL Global Bond Division                                (a)         22     67       115      247
                                                                         (b)        107    137       165      247
Salomon Brothers/JNL U.S. Government & Quality Bond Division             (a)         20     62       107      231
                                                                         (b)        105    132       157      231
S&P/JNL Conservative Growth Division I                                   (a)         14     44        76      166
                                                                         (b)         99    114       126      166
S&P/JNL Moderate Growth Division I                                       (a)         14     44        76      166
                                                                         (b)         99    114       126      166
S&P/JNL Aggressive Growth Division I                                     (a)         14     43        74      162
                                                                         (b)         99    113       124      162
S&P/JNL Very Aggressive Growth Division I                                (a)         14     43        74      162
                                                                         (b)         99    113       124      162
S&P/JNL Equity Growth Division I                                         (a)         14     43        74      162
                                                                         (b)         99    113       124      162
S&P/JNL Equity Aggressive Growth Division I                              (a)         14     43        74      162
                                                                         (b)         99    113       124      162
S&P/JNL Core Index 50 Division                                           (a)         14     44        76      166
                                                                         (b)         99    114       126      166
S&P/JNL Core Index 75 Division                                           (a)         14     44        76      166
                                                                         (b)         99    114       126      166
S&P/JNL Core Index 100 Division                                          (a)         14     44        76      166
                                                                         (b)         99    114       126      166
T. Rowe Price/JNL Established Growth Division                            (a)         22     66       114      245
                                                                         (b)        107    136       164      245
T. Rowe Price/JNL Mid-Cap Growth Division                                (a)         22     69       118      254
                                                                         (b)        107    139       168      254
T. Rowe Price/JNL Value Division                                         (a)         23     72       123      264
                                                                         (b)        108    142       173      264
First Trust/JNL The DowSM Target 10 Division                             (a)         21     64       109      236
                                                                         (b)        106    134       159      236
First Trust/JNL The S&P(R)Target 10 Division                             (a)         21     64       109      236
                                                                         (b)        106    134       159      236
First Trust/JNL Global Target 15 Division                                (a)         21     65       112      241
                                                                         (b)        106    135       162      241
First Trust/JNL Target 25 Division                                       (a)         21     64       109      236
                                                                         (b)        106    134       159      236
First Trust/JNL Target Small-Cap Division                                (a)         21     64       109      236
                                                                         (b)        106    134       159      236
-------------------------------------------------------------------------------- ------- --------- -------- ---------

EXPLANATION OF FEE TABLE AND EXAMPLES. The purpose of the Fee Table and Examples is to assist you in understanding the various costs and expenses that you will bear directly or indirectly. The Examples reflect the expenses of the Separate
Account and the Funds. Premium taxes may also apply.

A withdrawal charge is imposed on income payments which occur within one year of the date the Contract is issued.

THE EXAMPLES DO NOT REPRESENT PAST OR FUTURE EXPENSES. THE ACTUAL EXPENSES THAT
YOU INCUR MAY BE GREATER OR LESS THAN THOSE SHOWN.

                                       11

FINANCIAL STATEMENTS. No accumulation unit value history is contained in this prospectus because these Contracts were not offered during 2001. You can find the following financial statements in the SAI:

o   the financial statements of the Separate Account for the year ended December 31, 2001 and

o   the financial statements of Jackson National for the year ended December 31, 2001.

The Separate Account's financial statements for the year ended December 31, 2001, and the financial statements of Jackson National for the year ended
December 31, 2001, have been audited by KPMG LLP, independent  accountants.  The
Separate Account's financial statements also relate to other contracts offered through the Separate Account.


                              THE ANNUITY CONTRACT

================================================================================
YOU MAY CHOOSE AMONG FIXED AND VARIABLE ALLOCATION OPTIONS IN BOTH THE
ACCUMULATION AND INCOME PHASES OF YOUR CONTRACT.
================================================================================

Your Contract is a contract between you, the owner, and us. Your Contract is intended to help facilitate your retirement savings on a tax-deferred basis, or other long-term investment purposes, and provides for a death benefit (unless purchased as part of a tax-qualified plan). We will generally not issue a Contract to someone older than 90. Your Contract permits you to accumulate contract value on a tax-deferred basis. You may allocate your contract values to

     o    our Guaranteed Fixed Accounts,

     o    our Indexed Fixed Option, or to

     o    Investment Divisions of the Separate Account that invest in underlying
          Funds.

Your Contract, like all deferred annuity contracts, has two phases:

     o    the ACCUMULATION PHASE, when you make premium payments to us, and

     o    the INCOME PHASE, when we make income payments to you.

As the owner, you can exercise all the rights under your Contract. You can assign your Contract at any time during your lifetime, but we will not be bound until we receive written notice of the assignment. An assignment may be a taxable event.

The Contract is a flexible premium fixed and variable deferred annuity and may be issued as either an individual or a group contract. In those states where
Contracts are issued as group contracts, references throughout the prospectus to "Contract(s)" shall also mean "certificate(s)."

                                JACKSON NATIONAL

================================================================================
WE ARE A LIFE INSURANCE COMPANY AND ISSUE ANNUITIES AND LIFE INSURANCE CONTRACTS.
================================================================================

We are a stock life insurance company organized under the laws of the state of Michigan in June 1961. Our legal domicile and principal business address is 1
Corporate Way, Lansing, Michigan 48951. We are admitted to conduct life insurance and annuity business in the District of Columbia and all states except
New York. We are ultimately a wholly owned subsidiary of Prudential plc (London, England).

We issue the Contracts and administer the Contracts and the Separate Account. We maintain records of the name, address, taxpayer identification number and other pertinent information for each owner; the number and type of Contracts issued to each owner; and records with respect to the value of each Contract.

                               THE FIXED ACCOUNTS

================================================================================
THE FIXED ACCOUNTS ARE NOT SECURITIES.  YOUR  ALLOCATIONS TO ANY FIXED ACCOUNT
WILL ACCUMULATE AT LEAST AT THE MINIMUM GUARANTEED RATE OF THAT FIXED ACCOUNT.
================================================================================

Contract value that you allocate to a Fixed Account option will be placed with other assets in our general account. The Fixed Account options are not registered with the SEC, and the SEC does not review the information we provide to you about them.

Each GUARANTEED FIXED ACCOUNT offers a minimum interest rate that we guarantee for a specified period (currently one, three, five or seven years). We guarantee principal and interest of any contract values while they are allocated to a Guaranteed Fixed Account if amounts allocated to the account are not withdrawn until the end of the chosen duration.

                                       12

The value of a Guaranteed  Fixed  Account may be reduced by an "EXCESS  INTEREST
ADJUSTMENT" and a withdrawal charge if you make a withdrawal prior to the end of the Guaranteed Fixed Account period, but will never be less than the premium payments, minus any applicable premium tax and transfers allocated to the Guaranteed Fixed Accounts, minus transfers, withdrawals, and charges from the Guaranteed Fixed Account, accumulated at 3%, minus any withdrawal charges or any tax due. Your Contract contains a more complete description of the Guaranteed
Fixed Accounts.

The DCA+ FIXED ACCOUNTS each offer a fixed interest rate that we guarantee for a period of up to one year in connection with dollar-cost-averaging transfers to one or more of the Investment Divisions or systematic transfers to other Fixed
Accounts.  From time to time, we will offer special  enhanced  rates on the DCA+
Fixed Accounts. DCA+ Fixed Accounts are only available for new premiums.

The INDEXED FIXED OPTION offers an interest rate that is guaranteed to be at least 3% per year, and may be higher based on changes in the S&P 500 Composite
Stock Price Index. If you make a withdrawal prior to the end of the specified term, however, the value of your Indexed Fixed Option will be the amount allocated to the Indexed Fixed Option accumulated at 3% per year, less any amounts cancelled or withdrawn for charges, deductions or withdrawals, any tax due, and any withdrawal charges. The Indexed Fixed option is described in your contract and supplementary materials your agent can provide you.


                              THE SEPARATE ACCOUNT

We established the Separate Account on June 14, 1993, pursuant to the provisions of Michigan law. The Separate Account is registered as an investment company with the SEC.

The assets of the Separate Account legally belong to us and the obligations under the Contracts are our obligations. However, we are not allowed to use the contract assets in the Separate Account to pay our liabilities arising out of any other business we may conduct. All of the income, gains and losses resulting from these assets are credited to or charged against the Contracts and not against any other contracts we may issue.

The Separate Account is divided into Investment Divisions. We do not guarantee the investment performance of the Separate Account or any of its Investment
Divisions.


                              INVESTMENT DIVISIONS

================================================================================
YOUR ALLOCATIONS TO INVESTMENT DIVISIONS ARE INVESTED IN UNDERLYING FUNDS AND
WHETHER YOU MAKE OR LOSE MONEY DEPENDS ON THE INVESTMENT PERFORMANCE OF THOSE
FUNDS.
================================================================================

You can allocate your contract value to any or all of the Investment  Divisions;
however, you may not allocate to more than 18 Allocation Options at any one time. Each Investment Division purchases the shares of one underlying FUND
(mutual fund  portfolio) that has its own investment  objective.  The Investment
Divisions are designed to offer the potential for a higher return than the Guaranteed Fixed Accounts. HOWEVER, THIS IS NOT GUARANTEED. IT IS POSSIBLE FOR
YOU TO LOSE YOUR MONEY ALLOCATED TO ANY OF THE INVESTMENT DIVISIONS. If you allocate contract values to the Investment Divisions, the amounts you are able to accumulate in your Contract during the accumulation phase depends upon the performance of the Investment Divisions you select. The amount of the income payments you receive during the income phase also will depend, in part, on the performance of the Investment Divisions you choose for the income phase.


                                                          THE FUNDS, INVESTMENT OBJECTIVES AND ADVISERS.

          ==================================== =========================================== ==========================
                     NAME OF FUND                         INVESTMENT OBJECTIVE              INVESTMENT ADVISER (AND
                                                                                                 SUB-ADVISER)
          ===========================================================================================================
          JNL SERIES TRUST
          -----------------------------------------------------------------------------------------------------------
          ------------------------------------ ------------------------------------------- --------------------------
          AIM/JNL Large Cap Growth             Seeks long-term growth of capital by        Jackson National Asset
                                               investing in securities of                  Management, LLC (and AIM
                                               large-capitalization companies that are     Capital Management, Inc.)
                                               within the top 50% of the Russell 1000(R)
                                               Index at the time of purchase.
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------


                                       13

          ==================================== =========================================== ==========================
                     NAME OF FUND                         INVESTMENT OBJECTIVE              INVESTMENT ADVISER (AND
                                                                                                 SUB-ADVISER)
          ===========================================================================================================

          AIM/JNL Small Cap Growth             Seeks long-term growth of capital by        Jackson National Asset
                                               normally investing at least 65% of its      Management, LLC (and AIM
                                               total assets in equity securities of U.S.   Capital Management, Inc.)
                                               issuers that have market capitalizations
                                               less than that of the largest company in
                                               the Russell 2000(R)Index.
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------
          AIM/JNL Premier Equity II            Seeks to achieve long-term growth by        Jackson National Asset
                                               investing primarily in equity securities    Management, LLC (and AIM
                                               judged by the Fund's investment             Capital Management, Inc.)
                                               sub-adviser to be undervalued relative to
                                               the investment sub-adviser's appraisal of
                                               the current or projected earnings of the
                                               companies issuing the securities relative
                                               to their assets' current market value or
                                               to the equity markets generally.
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------
          Alger/JNL Growth                     Seeks long-term capital appreciation by     Jackson National Asset
                                               investing at least 65% of its total         Management, LLC (and
                                               assets in a diversified portfolio of        Fred Alger Management,
                                               equity securities - common stock,           Inc.)
                                               preferred stock, and securities
                                               convertible into or exchangeable for
                                               common stock - of large companies which
                                               trade on U.S. exchanges or in the U.S.
                                               over-the-counter market.
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------
          Alliance Capital/JNL Growth          Seeks long-term growth of capital by        Jackson National Asset
                                               investing primarily in a diversified        Management, LLC (and
                                               portfolio of common stocks or securities    Alliance Capital
                                               with common stock  characteristics that     Management L.P.)
                                               the sub-adviser believes have the
                                               potential for capital appreciation, which
                                               include securities convertible into or
                                               exchangeable for common stock.
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------
          Eagle/JNL Core Equity                Seeks long-term capital appreciation and,   Jackson National Asset
                                               secondarily, current income by investing    Management, LLC (and
                                               at least 65% of its total assets in a       Eagle Asset Management,
                                               diversified portfolio of common stock of    Inc.)
                                               U.S. companies that meet the criteria for
                                               one of three separate equity strategies:
                                               the growth equity strategy, the value
                                               equity strategy and the equity income
                                               strategy.
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------
          Eagle/JNL SmallCap Equity            Seeks long-term capital appreciation by     Jackson National Asset
                                               investing at least 65% of its total         Management, LLC (and
                                               assets in a diversified portfolio of        Eagle Asset Management,
                                               equity securities of domestic small         Inc.)
                                               capitalization companies, i.e., companies
                                               which, at the time of purchase, typically
                                               have a market capitalization of
                                               approximately $1 billion.
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------
          J.P. Morgan/JNL Enhanced S&P 500     Seeks high total return from a broadly      Jackson National Asset
          Stock(R)Index                        diversified portfolio of equity             Management, LLC (and
                                               securities by investing in a diversified    J.P. Morgan Investment
                                               portfolio of large- and                     Management, Inc.)
                                               medium-capitalization U.S. Companies.
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------
          Janus/JNL Aggressive Growth          Seeks long-term growth of capital by        Jackson National Asset
                                               investing primarily in a diversified        Management, LLC (and
                                               portfolio of common stocks of U.S. and      Janus Capital
                                               foreign companies selected for their        Corporation)
                                               growth potential.
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------


                                       14

          ==================================== =========================================== ==========================
                     NAME OF FUND                         INVESTMENT OBJECTIVE              INVESTMENT ADVISER (AND
                                                                                                 SUB-ADVISER)
          ===========================================================================================================
          Janus/JNL Balanced                   Seeks long-term capital growth,             Jackson National Asset
                                               consistent with preservation of capital     Management, LLC (and
                                               and balanced by current income normally     Janus Capital
                                               investing 40-60% of its assets in           Corporation)
                                               securities selected primarily for their
                                               growth potential and 40-60% of its assets
                                               in securities selected primarily for
                                               their income potential.
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------
          Janus/JNL Capital Growth             Seeks long-term growth of capital in a      Jackson National Asset
                                               manner consistent with the preservation     Management, LLC (and
                                               of capital through a non-diversified        Janus Capital
                                               portfolio consisting primarily of common    Corporation)
                                               stocks of U.S. and foreign companies
                                               selected for their growth potential and
                                               normally invests at least 50% of its
                                               equity assets in medium-sized companies.
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------
          Janus/JNL Global Equities            Seeks long-term growth of capital in a      Jackson National Asset
                                               manner consistent with the preservation     Management, LLC (and
                                               of capital through a diversified            Janus Capital
                                               portfolio of common stocks of foreign and   Corporation)
                                               domestic issuers selected for their
                                               growth potential.
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------
          Lazard/JNL Mid Cap                   Seeks capital appreciation by investing     Jackson National Asset
          Value                                at least 80% of its total assets in a       Management, LLC (and
                                               non-diversified portfolio of equity         Lazard Asset Management)
                                               securities of U.S. companies with
                                               market capitalizations in the
                                               range of companies represented in
                                               the Russell Mid Cap Index and
                                               that the sub-adviser believes are
                                               undervalued based on their return
                                               on equity.
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------
          Lazard/JNL Small Cap                 Seeks capital appreciation by investing     Jackson National Asset
          Value                                at least 80% of its total assets in a       Management, LLC (and
                                               non-diversified portfolio of equity         Lazard Asset Management)
                                               securities of U.S. companies with
                                               market capitalizations in the
                                               range of companies represented by
                                               the Russell 2000 Index that the
                                               sub-adviser believes are
                                               undervalued based on their return
                                               on equity.
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------
          Mellon Capital Management/JNL        Seeks to match the performance of           Jackson National Asset
          S&P 500 Index                        the S&P 500(R) Index to provide             Management, LLC (and
                                               long term capital growth by investing in    Mellon Capital
                                               large-capitalization company securities.    Management Corporation)

          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------
          Mellon Capital Management/JNL        Seeks to match the performance of           Jackson National Asset
          S&P 400 Mid Cap Index                the S&P 400(R) Index to provide long term   Management, LLC (and
                                               capital growth by investing in equity       Mellon Capital
                                               securities of medium capitalization         Management Corporation)
                                               weighted domestic corporations.
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------
          Mellon Capital Management/JNL        Seeks to match the performance of the       Jackson National Asset
          Small Cap Index                      Russell 2000(R) Index to provide long term  Management, LLC (and
                                               growth of capital by investing in           Mellon Capital
                                               equity securities of small to mid-size      Management Corporation)
                                               domestic corporations.
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------


                                       15

          ==================================== =========================================== ==========================
                     NAME OF FUND                         INVESTMENT OBJECTIVE              INVESTMENT ADVISER (AND
                                                                                                 SUB-ADVISER)
          ===========================================================================================================
          Mellon Capital Management/JNL        Seeks to match the performance of the       Jackson National Asset
          International Index                  Morgan Stanley Capital International        Management, LLC (and
                                               Europe Australiasia Far East Free           Mellon Capital
                                               Index to provide long term capital growth   Management Corporation)
                                               by investing in international equity
                                               securities attempting to match the
                                               characteristics of each country within
                                               the index.
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------
          Mellon Capital Management/JNL Bond   Seeks to match the performance of the       Jackson National Asset
          Index                                Lehman Brothers Aggregate Bond  Index to    Management, LLC (and
                                               provide a moderate rate of income by        Mellon Capital
                                               investing in domestic fixed income          Management Corporation)
                                               investments.
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------
          Oppenheimer/JNL Global Growth        Seek capital appreciation by investing      Jackson National Asset
                                               primarily in common stocks of companies     Management, LLC (and
                                               in the U.S. and foreign countries. The      OppenheimerFunds, Inc.)
                                               Fund can invest without limit in foreign
                                               securities and can invest in any country,
                                               including countries with developed or
                                               emerging markets.
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------
          Oppenheimer/JNL Growth               Seek capital appreciation by investing      Jackson National Asset
                                               mainly in common stocks of "growth          Management, LLC (and
                                               companies." The Fund currently focuses on   OppenheimerFunds, Inc.)
                                               stocks of companies having a large
                                               capitalization (currently more than $12
                                               billion) or mid-capitalization ($2
                                               billion to $12 billion), but this focus
                                               could change over time as well as the
                                               companies the Fund considers to be
                                               currently large and mid-capitalization.
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------
          PIMCO/JNL Total Return               Seeks maximum total return, consistent      Jackson National Asset
          Bond                                 with the preservation of capital and        Management, LLC (and
                                               prudent investment management, by           Pacific Investment
                                               normally investing at least 65% of its      Management Company LLC)
                                               assets in a diversified portfolio of
                                               investment-grade, fixed-income securities
                                               of U.S. and foreign issuers such as
                                               government, corporate, mortgage- and
                                               other asset-backed securities and cash
                                               equivalents.
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------
          PPM America/JNL Balanced             Seeks reasonable income, long-term          Jackson National Asset
                                               capital growth and preservation of          Management, LLC (and PPM
                                               capital by investing primarily in a         America, Inc.)
                                               diversified portfolio of common stock and
                                               fixed-income securities of U.S.
                                               companies, but may also invest in
                                               securities convertible into
                                               common stocks, deferred debt
                                               obligations and zero coupon
                                               bonds.
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------
          PPM America/JNL High Yield Bond      Seeks to provide a high level of current    Jackson National Asset
                                               income, with capital appreciation as a      Management, LLC (and PPM
                                               secondary investment objective, by          America, Inc.)
                                               investing substantially in a diversified
                                               portfolio of long-term (over 10 years to
                                               maturity) and intermediate-term (3 to 10
                                               years to maturity) fixed-income
                                               securities of U.S. and foreign issuers,
                                               with an emphasis on higher-yielding,
                                               higher-risk, lower-rated or unrated bonds.
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------


                                       16

          ==================================== =========================================== ==========================
                     NAME OF FUND                         INVESTMENT OBJECTIVE              INVESTMENT ADVISER (AND
                                                                                                 SUB-ADVISER)
          ===========================================================================================================
          PPM America/JNL Money Market         Seeks a high level of current income as     Jackson National Asset
                                               is consistent with the preservation         Management, LLC (and PPM
                                               of capital and maintenance of               America, Inc.)
                                               liquidity by  investing in high quality,
                                               short-term money market instruments.
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------
          Putnam/JNL Equity                    Seeks long-term capital growth by           Jackson National Asset
                                               investing primarily in a diversified        Management, LLC (and
                                               portfolio of common stock of domestic,      Putnam Investment
                                               large-capitalization companies. However,    Management, Inc.)
                                               the Fund may also invest in preferred
                                               stocks, bonds, convertible preferred
                                               stock and convertible debentures if the
                                               sub-adviser believes that they offer the
                                               potential for capital appreciation.
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------
          Putnam/JNL International Equity      Seeks long-term growth of capital by        Jackson National Asset
                                               investing at least 65% of its total         Management, LLC (and
                                               assets in a diversified portfolio           Putnam Investment
                                               consisting primarily of common stocks of    Management, Inc.)
                                               non-U.S. companies. The Fund invests in
                                               foreign securities that the sub-adviser
                                               believes offer significant potential for
                                               long-term appreciation.
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------
          Putnam/JNL Midcap Growth             Seeks capital appreciation by investing     Jackson National Asset
                                               mainly in common stocks of U.S. companies   Management, LLC (and
                                               with a focus on growth stocks which are     Putnam Investment
                                               stocks whose earnings the sub-adviser       Management, Inc.)
                                               believes are likely to grow faster than
                                               the economy as a whole.
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------
          Putnam/JNL Value Equity              Seeks capital growth, with income as a      Jackson National Asset
                                               secondary objective, by investing           Management, LLC (and
                                               primarily in a diversified portfolio of     Putnam Investment
                                               equity securities of domestic,              Management, Inc.)
                                               large-capitalization companies. At least
                                               65% of its total assets will be invested,
                                               under normal market conditions, in equity
                                               securities.
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------
          Salomon Brothers/JNL Global Bond     Seeks a high level of current income,       Jackson National Asset
                                               with capital appreciation as a              Management, LLC (and
                                               secondary  objective, by investing at       Salomon Brothers Asset
                                               least 65% of its total assets in a          Management Inc.)
                                               globally diverse  portfolio of fixed-
                                               income investments.
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------
          Salomon Brothers/JNL U.S.            Seeks a high level of current income by     Jackson National Asset
          Government & Quality Bond            investing at least 65% of its assets in:    Management, LLC (and
                                               (i) U.S. Treasury obligations; (ii)         Salomon Brothers Asset
                                               obligations issued or guaranteed by         Management Inc.)
                                               agencies or  instrumentalities of the
                                               U.S.  Government which are backed by
                                               their own credit and may not be backed by
                                               the full faith and credit of the U.S.
                                               Government; and (iii)  mortgage-backed
                                               securities  guaranteed by the Government
                                               National Mortgage Association that are
                                               supported by the full faith and credit of
                                               the U.S. Government.
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------
          S&P/JNL Conservative Growth Fund I   Seeks capital growth and current income     Jackson National Asset
                                               by investing in a diversified group of      Management, LLC (and
                                               other Funds of the Trust that invest in     Standard & Poor's
                                               equity and fixed income securities.         Investment Advisory
                                                                                           Services, Inc.)
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------


                                       17

          ==================================== =========================================== ==========================
                     NAME OF FUND                         INVESTMENT OBJECTIVE              INVESTMENT ADVISER (AND
                                                                                                 SUB-ADVISER)
          ===========================================================================================================

          S&P/JNL Moderate Growth Fund I       Seeks capital growth with current           Jackson National Asset
                                               income as a secondary objective by          Management, LLC (and
                                               investing in a diversified group of other   Standard & Poor's
                                               Funds of the Trust that invest in equity    Investment Advisory
                                               and fixed  income securities.               Services, Inc.)
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------
          S&P/JNL Aggressive Growth Fund I     Seeks capital growth by investing in a      Jackson National Asset
                                               diversified group of other Funds of the     Management, LLC (and
                                               Trust that invest in equity and fixed       Standard & Poor's
                                               income securities.                          Investment Advisory
                                                                                           Services, Inc.)
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------
          S&P/JNL Very Aggressive Growth       Seeks capital growth by investing in a      Jackson National Asset
          Fund I                               diversified group of other Funds of the     Management, LLC (and
                                               Trust that invest in equity securities.     Standard & Poor's
                                                                                           Investment Advisory
                                                                                           Services, Inc.)
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------
          S&P/JNL Equity Growth Fund I         Seeks capital growth by investing in a      Jackson National Asset
                                               diversified group of other Funds of the     Management, LLC (and
                                               Trust that invest primarily in equity       Standard & Poor's
                                               securities.                                 Investment Advisory
                                                                                           Services, Inc.)
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------
          S&P/JNL Equity Aggressive Growth     Seeks capital growth by investing in a      Jackson National Asset
          Fund I                               diversified group of other Funds of the     Management, LLC (and
                                               Trust that invest primarily in equity       Standard & Poor's
                                               securities.                                 Investment Advisory
                                                                                           Services, Inc.)
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------
          S&P/JNL Core Index 50                Seeks capital growth and current income     Jackson National Asset
                                               by investing 50% of the fund's assets in    Management, LLC (and
                                               the index funds of the Trust and 50% in a   Standard & Poor's
                                               diversified group of other Funds of the     Investment Advisory
                                               Trust that invest in equity and fixed       Services, Inc.)
                                               income securities.
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------
          S&P/JNL Core Index 75                Seeks capital growth and current income     Jackson National Asset
                                               by investing 75% of the funds assets in     Management, LLC (and
                                               the index funds of the Trust and 25% in a   Standard & Poor's
                                               diversified group of other Funds of the     Investment Advisory
                                               Trust that invest in equity and fixed       Services, Inc.)
                                               income securities.
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------
          S&P/JNL Core Index 100               Seeks capital growth and current income     Jackson National Asset
                                               by investing in the index funds of the      Management, LLC (and
                                               Trust and the money market fund.            Standard & Poor's
                                                                                           Investment Advisory
                                                                                           Services, Inc.)
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------
          T. Rowe Price/JNL Established        Seeks long-term growth of capital and       Jackson National Asset
          Growth                               increasing dividend income by investing     Management, LLC (and T.
                                               primarily in a diversified portfolio of     Rowe Price Associates,
                                               common stocks of well-established U.S.      Inc.)
                                               growth companies.
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------
          T. Rowe Price/JNL Mid-Cap Growth     Seeks long-term growth of capital by        Jackson National Asset
                                               normally investing at least 65% of its      Management, LLC (and T.
                                               total assets in a diversified portfolio     Rowe Price Associates,
                                               of common stocks of medium-sized            Inc.)
                                               (mid-cap) U.S. companies which the
                                               sub-adviser expects to grow at a faster
                                               rate than the average company.
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------


                                       18

          ==================================== =========================================== ==========================
                     NAME OF FUND                         INVESTMENT OBJECTIVE              INVESTMENT ADVISER (AND
                                                                                                 SUB-ADVISER)
          ===========================================================================================================
          T. Rowe Price/JNL Value              Seeks long-term capital appreciation by     Jackson National Asset
                                               investing  in common stocks believed to     Management, LLC (and T.
                                               be undervalued. Income is a secondary       Rowe Price Associates,
                                               objective.  In taking a value approach to   Inc.)
                                               investment selection, at least 65% of its
                                               total assets will be invested in common
                                               stocks the portfolio manager regards as
                                               undervalued.
          ------------------------------------ ------------------------------------------- --------------------------
          JNL VARIABLE FUND LLC
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------
          First Trust/JNL The DowSM  Target    Seeks a high total return through a         Jackson National Asset
          10                                   combination of capital appreciation and     Management, LLC (and
                                               dividend income by investing                First Trust Advisors
                                               approximately equal amounts in              L.P.)
                                               the common stock of the ten
                                               companies included in the Dow
                                               Jones Industrial AverageSM which
                                               have the highest dividend yields
                                               on a pre-determined selection
                                               date.

          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------
          First Trust/JNL The S&P(R)Target 10   Seeks a high total return through a        Jackson National Asset
                                               combination of capital appreciation and     Management, LLC (and
                                               dividend income by investing                First Trust Advisors
                                               approximately equal amounts in the common   L.P.)
                                               stocks of 10 companies selected from a
                                               pre-screened subset of the stocks listed
                                               in The S&P 500 Index on a pre-determined
                                               selection date.
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------
          First Trust/JNL Global  Target 15    Seeks a high total return through a         Jackson National Asset
                                               combination of capital appreciation and     Management, LLC (and
                                               dividend income by investing in the         First Trust Advisors
                                               common stocks of the five companies with    L.P.)
                                               the lowest per share stock price of the
                                               ten companies in each of The Dow Jones
                                               Industrial AverageSM, the Financial Times
                                               Industrial Ordinary Share Index and the
                                               Hang Seng Index, respectively, that have
                                               the highest dividend yields in the
                                               respective index on a pre-determined
                                               selection date.
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------
          First Trust/JNL Target 25            Seeks a high total return through a         Jackson National Asset
                                               combination of capital appreciation and     Management, LLC (and
                                               dividend income by investing in the         First Trust Advisors
                                               common stocks of 25 companies selected      L.P.)
                                               from a pre-screened subset of the stocks
                                               listed on the New York Stock Exchange on
                                               a pre-determined selection date.
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------
          First Trust/JNL Target Small-Cap     Seeks a high total return through capital   Jackson National Asset
                                               appreciation by investing in a portfolio    Management, LLC (and
                                               of common stocks of 40 small                First Trust Advisors
                                               capitalization companies selected from a    L.P.)
                                               pre-screened subset of the common stocks
                                               listed on the New York Stock Exchange,
                                               the American Stock Exchange or the Nasdaq
                                               Stock Market on a pre-determined
                                               selection date.
          ------------------------------------ ------------------------------------------- --------------------------


The  investment  objectives  and policies of certain of the Funds are similar to the  investment  objectives  and  policies of other mutual funds that the Fund's investment sub-advisers also manage. Although the objectives and policies may be similar,  the  investment  results  of the Funds may be higher or lower than the
result  of  those  other  mutual  funds.  We  cannot  guarantee,   and  make  no


                                       19

representation, that the investment results of similar funds will be comparable even though the funds have the same investment advisers. The Funds described are available only through variable annuity contracts issued by Jackson National.
They are NOT offered or made available to the general public directly.

A Fund's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a Fund with a small asset base. A
Fund may not experience similar performance as its assets grow.

You should read the  prospectuses  for the JNL Series Trust and the JNL Variable
Fund LLC carefully before investing. Additional Funds and Investment Divisions may be available in the future.

VOTING PRIVILEGES. To the extent required by law, we will obtain instructions from you and other owners about how to vote our shares of a Fund when there is a vote of shareholders of a Fund. We will vote all the shares we own in proportion to those instructions from owners.

SUBSTITUTION. We reserve the right to substitute a different Fund or a different mutual fund for the one in which any Investment Division is currently invested, or transfer money to the General Account. We will not do this without any required approval of the SEC. We will give you notice of any substitution.


                                CONTRACT CHARGES

================================================================================
YOUR CONTRACT'S CHARGES COMPENSATE US FOR OUR EXPENSES OF SELLING AND
ADMINISTERING YOUR CONTRACT AND FOR THE SERVICES AND BENEFITS WE PROVIDE AND THE
MORTALITY AND EXPENSE RISKS WE ASSUME UNDER THE CONTRACTS.
================================================================================

There are charges associated with your Contract that reduce your Contract's investment returns. These charges may be a lesser amount where required by state law or as described below, but will not be increased. These charges (and certain other expenses) are as follows:

MORTALITY AND EXPENSE RISK CHARGES. Each day, as part of our calculation of the value of the accumulation units and annuity units, we make a deduction for mortality and expense risk charges. On an annual basis, these charges equal
1.00% of the average daily net asset value of your allocations to the Investment
Divisions. This charge does not apply to the Fixed Accounts.

This charge compensates us for the risks we assume in connection with all the Contracts, not just your Contract. Our mortality risks under the Contracts arise from our obligations:

o to make income payments for the life of the annuitant during the income phase;

o    to waive the withdrawal charge in the event of the owner's death; and

o    to provide a basic death benefit prior to the income date.

Our expense risks under the Contracts, include the risk that our actual cost of administering the Contracts and the Investment Divisions may exceed the amount that we receive from the administration charge and the contract maintenance charge. Included among these expense risks are those that we assume in connection with waivers of withdrawal charges under the Terminal Illness
Benefit, the Specified Conditions Benefit and the Extended Care Benefit.

CONTRACT MAINTENANCE CHARGE. During the accumulation phase, we deduct a $35 ($30 in Washington) annual contract maintenance charge on each anniversary of the ISSUE DATE (the date your Contract was issued). We will also deduct the contract maintenance charge if you make a total withdrawal. This charge is for administrative expenses. We will not deduct this charge if, when the deduction is to be made, the value of your Contract is $50,000 or more.

ADMINISTRATION CHARGE. Each day, as part of our calculation of the value of the accumulation units and annuity units, we make a deduction for administration charges. On an annual basis, these charges equal 0.15% of the average daily net asset value of your allocations to the Investment Divisions. This charge does not apply to the Fixed Accounts. This charge compensates us for our expenses


                                       20

incurred in administering the Contracts and the Separate Account. If the initial premium equals $1,000,000 or more, we will waive the Administration Charge.
However, we reserve the right to reverse this waiver and reinstate the Administration Charge if withdrawals are made in the first contract year that result in the contract value falling substantially below $1,000,000, as determined by us.

TRANSFER CHARGE. You must pay $25 for each transfer in excess of 15 in a contract year. This charge is deducted from the amount that is transferred prior to the allocation to the new Allocation Option. We waive the transfer charge in connection with dollar cost averaging or rebalancing transfers and we may charge a lesser fee where required by state law.

WITHDRAWAL CHARGE. At any time during the accumulation phase (if and to the extent that contract value is sufficient to pay any remaining withdrawal charges that remain after a withdrawal), you may withdraw the following with no withdrawal charge:

     o PREMIUMS THAT ARE NO LONGER SUBJECT TO A WITHDRAWAL CHARGE (premiums in your annuity for at least seven (five for the five-year withdrawal option) years without being withdrawn), plus

     o    EARNINGS  (excess of your contract  value  allocated to the Investment
          Divisions and the Guaranteed Fixed Accounts over your remaining premiums allocated to those accounts)

     o    during  each  contract  year  10%  (20% if you  have  elected  the 20%
          Additional Free Withdrawal endorsement) OF PREMIUM (excluding premium in the Indexed Fixed Option) that remains subject to withdrawal charges and have not been previously withdrawn (this can be withdrawn at once or in segments throughout the contract year), minus earnings.

================================================================================

o    WITHDRAWAL  CHARGES  APPLY  TO  PARTIAL  WITHDRAWALS  IN  EXCESS  OF FREE
     WITHDRAWAL AMOUNTS AND TO ANY TOTAL WITHDRAWAL.

o    FREE WITHDRAWALS DO NOT REDUCE THE TOTAL WITHDRAWAL CHARGES APPLICABLE TO
     A TOTAL WITHDRAWAL.

o    WITHDRAWAL  CHARGES ALSO APPLY AT THE INCOME DATE IF IT IS WITHIN ONE YEAR
     OF YOUR ISSUE DATE.
================================================================================

WE WILL DEDUCT A WITHDRAWAL CHARGE ON:

     o    Withdrawals in excess of the free withdrawal amounts, or

     o    amounts withdrawn in a total withdrawal, or

     o amounts applied to income payments on an income date that is within one year of the issue date.

The amount of the withdrawal charge deducted varies (depending upon whether you have elected the Five-Year Withdrawal Period endorsement and how many years prior to the withdrawal you made the premium payment(s) you are withdrawing) according to the following schedule:

         Withdrawal Charge (as a percentage of premium payments):
COMPLETED YEARS
SINCE RECEIPT OF       0         1        2        3        4        5        6       7+
PREMIUM


WITHDRAWAL CHARGE     8.5%      8%       7%       6%       5%       4%       2%        0

WITHDRAWAL CHARGE
IF FIVE-YEAR           8%       7%       6%       4%       2%        0        0        0
PERIOD IS ELECTED


For purposes of the withdrawal charge, we treat withdrawals as coming first from earnings and then from the oldest remaining premium. If you make a full withdrawal, or elect to commence income payments within one year of the date your Contract was issued, the withdrawal charge is based on premiums remaining in the Contract and no free withdrawal amount applies. If you withdraw only part of the value of your Contract, we deduct the withdrawal charge from the remaining value in your Contract. The withdrawal charge compensates us for costs associated with selling the Contracts.

                                       21

Amounts allocated to an Indexed Fixed Option are not subject to this withdrawal charge. The withdrawal charge applicable to amounts held in that option is described in the supplementary materials and your Contract.

NOTE: Withdrawals under a non-qualified Contract will be taxable on an "income first" basis. This means that any withdrawal from a non-qualified Contract that does not exceed the accumulated income under the Contract will be taxable in full. Any withdrawals under a tax-qualified Contract will be taxable except to the extent that they are allocable to an investment in the Contract (any after-tax contributions). In most cases, there will be little or no investment in the Contract for a tax-qualified Contract because contributions will have been made on a pre-tax or tax-deductible basis.

We do not assess the withdrawal charge on any amounts paid out as:

     o income payments (but the withdrawal charge is deducted at the income date if income payments are commenced in the first contract year);

     o    death benefits;

     o withdrawals necessary to satisfy the minimum distribution requirements of the Internal Revenue Code;

     o if permitted by your state, withdrawals of up to $250,000 from the Separate Account or from the Fixed Accounts (excluding amounts in the Indexed Fixed Option) if you incur a terminal illness or if you need extended hospital or nursing home care as provided in your Contract;
          or

     o if permitted by your state, withdrawals of up to 25% of your contract value from the Separate Account or the Fixed Account (excluding amounts in the Indexed Fixed Option) (12 1/2% for each of two joint owners) if you incur certain serious medical conditions specified in your Contract.

We may reduce or eliminate the amount of the withdrawal charge when the Contract is sold under circumstances that reduce our sales expense. Some examples are:
the purchase of a Contract by a large group of individuals or an existing relationship between us and a prospective purchaser. We may not deduct a withdrawal charge under a Contract issued to an officer, director, agent or employee of Jackson National or any of our affiliates.

EARNINGS  PROTECTION  BENEFIT  CHARGE.  If you  select the  Earnings  Protection
Benefit Endorsement, you will pay us a charge that equals 0.30% on an annual basis of the average daily net asset value of your allocations to the Investment
Divisions. We stop deducting this charge on the income date.

CONTRACT ENHANCEMENT CHARGE. If you select one of the Contract Enhancements, then for a period of seven contract years (five for the 2% Contract Enhancement) a charge will be imposed based upon the average daily net asset value of your allocations to the Investment Divisions. These charges will also be assessed against any amounts you have allocated to the Guaranteed Fixed Accounts by reducing credited rates (but not below 3%, assuming no withdrawals). The amounts of these charges (or reductions in credited rates) depends upon which of the Contract Enhancements you select:

CONTRACT ENHANCEMENT             2%                      3%              4%

CHARGE (ON AN ANNUAL BASIS)    0.395%                  0.42%            0.56%

For contract owners who purchased the 2%, 3% and 4% Contract Enhancements prior to May 1, 2002, the charge deducted will be 0.40%, 0.425% and 0.57%, respectively, until May 18th when 0.395%, 0.42% and 0.56%, respectively, will be charged to those Contracts going forward. The adjustments to the interest rates applicable to the Guaranteed Fixed Accounts will reflect these changes.

================================================================================
CHARGES FOR BENEFITS PROVIDED IN OPTIONAL ENDORSEMENTS ONLY APPLY IF YOU ELECT
THOSE ENDORSEMENTS.
================================================================================

CONTRACT ENHANCEMENT RECAPTURE CHARGE. If you select a Contract Enhancement and then make a partial or total withdrawal from your Contract in the first seven years (five years for the 2% Contract Enhancement) since the premium payment withdrawn was made, you will pay a Contract Enhancement recapture charge that reimburses us for all or part of the Contract Enhancements that we credited to your Contract based on your first year payments. The amounts of these charges are as follows:


                                       22

        CONTRACT ENHANCEMENT RECAPTURE CHARGE (AS A PERCENTAGE OF THE
        CORRESPONDING FIRST YEAR PREMIUM PAYMENT WITHDRAWN IF AN OPTIONAL
        CONTRACT ENHANCEMENT IS SELECTED)
        Completed Years Since Receipt of      0      1        2         3          4         5          6       7+
        Premium(18)
        Recapture Charge (2% Credit)         2%     2%      1.25%     1.25%      0.5%        0          0       0
        Recapture Charge (3% Credit)         3%     3%         2%        2%        2%        1%         1%      0
        Recapture Charge (4% Credit)         4%     4%       2.5%      2.5%      2.5%     1.25%      1.25%      0


We do not assess the recapture charge on any amounts paid out as:

     o    death benefits;

     o    withdrawals taken under the additional free withdrawal provision;

     o withdrawals necessary to satisfy the minimum distribution requirements of the Internal Revenue Code;

     o if permitted by your state, additional withdrawals of up to $250,000 from the Separate Account or from the Fixed Accounts (excluding amounts in the Indexed Fixed Option) if you incur a terminal illness or if you need extended hospital or nursing home care as provided in your Contract; or

     o if permitted by your state, additional withdrawals of up to 25% of your contract value from the Separate Account or the Fixed Accounts
          (excluding amounts in the Indexed Fixed Option) (12 1/2% for each of two joint owners) if you incur a certain serious medical conditions specified in your Contract.

GUARANTEED  MINIMUM INCOME BENEFIT CHARGE. If you select the Guaranteed  Minimum
Income Benefit, on a calendar quarter basis, you will pay .10% of the Guaranteed
Minimum Income Benefit (GMIB) Benefit Base. This charge is deducted from the contract value (1) at the end of each calendar quarter and (2) upon termination of the GMIB on a pro-rata basis using the GMIB Benefit Base as of the date of termination and the number of days since the last deduction. The first GMIB charge will be deducted on a pro rata basis from the issue date to the end of the first calendar quarter after the issue date. The GMIB Benefit Base is explained on page 32 below. YOU SHOULD BE AWARE THAT THE GMIB CHARGE WILL BE
DEDUCTED  EVEN IF YOU NEVER USE THE  BENEFIT,  AND IT ONLY  APPLIES  TO  CERTAIN
OPTIONAL INCOME PAYMENTS.

OPTIONAL DEATH BENEFIT CHARGES. If you select one of the three optional death benefits available under your Contract, you will pay 0.15% or 0.25% on an annual basis of the average daily net asset value of your allocations to the Investment
Divisions, depending on which of the three death benefit options you select. We stop deducting this charge on the income date.

FIVE-YEAR WITHDRAWAL CHARGE PERIOD. If you select the optional five-year withdrawal charge period feature, you will pay 0.30% on an annual basis of the average daily net asset value of your allocations to the Investment Divisions.
We stop deducting this charge on the income date.

20% ADDITIONAL FREE WITHDRAWAL CHARGE. If you select the optional feature that permits you to withdraw up to 20% of premiums (excluding premiums allocated to the Indexed Fixed Option) that are still subject to a withdrawal charge minus earnings during a contract year without a withdrawal charge, you will pay 0.30% on an annual basis of the average daily net asset value of your allocations to the Investment Divisions. We stop deducting this charge on the income date.

COMMUTATION FEE. If you make a total withdrawal from your Contract after income payments have commenced under income option 4, or if after your death during the period for which payments are guaranteed to be made under income option 3 your

-------------------
18 Any applicable  Contract  Enhancement  recapture  charges are deducted at the income  date as well as on  partial  withdrawals  in excess  of free  withdrawal amounts, upon total withdrawals and if your contract is returned during the free look period.




                                       23

beneficiary elects to receive a lump sum payment, the amount received will be reduced by (a) minus (b) where:

     o (a) = the present value of the remaining income payments (as of the date of calculation) for the period for which payments are guaranteed to be made, discounted at the rate assumed in calculating the initial payment; and

     o (b) = the present value of the remaining income payments (as of the date of calculation) for the period for which payments are guaranteed to be made, discounted at a rate no more than 1.00% higher than the rate used in (a).

OTHER EXPENSES. We pay the operating expenses of the Separate Account. There are deductions from and expenses paid out of the assets of the Funds. These expenses are described in the attached prospectuses for the JNL Series Trust and the JNL
Variable Fund LLC.

Certain Funds pay Jackson National Asset Management, LLC, the adviser, an administrative fee for certain services provided to the Fund by the adviser. The
Mellon Capital  Management/JNL  International  Index Fund,  the  Oppenheimer/JNL
Global Growth Fund and the First Trust/JNL Global Target 15 Fund pay an administrative fee of .15%; the nine S&P/JNL Funds pay an administrative fee of ..05%; the other Funds pay a .10% administrative fee.

PREMIUM TAXES. Some states and other governmental entities charge premium taxes or other similar taxes. We pay these taxes and may make a deduction from your contract values for them. Premium taxes generally range from 0% to 4% depending on the state.

================================================================================
IF YOUR STATE OR THE FEDERAL GOVERNMENT TAX US BECAUSE OF YOUR CONTRACT, WE
CHARGE YOU FOR THOSE TAXES.
================================================================================

INCOME TAXES. We reserve the right, when calculating unit values, to deduct a credit or charge with respect to any taxes we have paid or reserved for during the valuation period that we determine to be attributable to the operation of an Investment Division. No federal income taxes are applicable under present law and we are not presently making any such deduction.

DISTRIBUTION OF CONTRACTS. Jackson National Life Distributors,  Inc., located at
401 Wilshire Boulevard, Suite 1200, Santa Monica, California 90401, serves as the distributor of the Contracts. Jackson National Life Distributors, Inc. is a wholly-owned subsidiary of Jackson National.

Commissions are paid to broker-dealers who sell the Contracts. While commissions may vary, they are not expected to exceed 8% of any premium payment. Where lower commissions are paid, we may also pay trail commissions. We may also pay commissions on the income date. Under certain circumstances, we may pay bonuses, overrides, and marketing allowances, in addition to the standard commissions. We may, under certain circumstances where permitted by applicable law, pay a bonus to a Contract purchaser to the extent the broker-dealer waives its commission.
We may use any of our corporate assets to cover the cost of distribution, including any profit from the Contract's mortality and expense risk charge and other charges. We are affiliated with the following broker-dealers:

     o    National Planning Corporation,

     o    SII Investments, Inc.,

     o    IFC Holdings, Inc. D/B/A Invest Financial Corporation and

     o    Investment Centers of America, Inc.

================================================================================
WE PAY BROKERS COMMISSIONS FOR SELLING CONTRACTS.
================================================================================

                                    PURCHASES

MINIMUM INITIAL PREMIUM:

o    $5,000 under most circumstances.

o    $2,000 for a qualified plan Contract.

                                       24

MINIMUM ADDITIONAL PREMIUMS:

o    $500 for a qualified or non-qualified plan.

o    $50 for an automatic payment plan.

o    You can pay additional premiums at any time during the accumulation phase.

These minimums apply to purchases, but do not preclude subsequent partial withdrawals that would reduce contract values below the minimum initial purchase amounts, as long as the amount left in the account is sufficient to pay the withdrawal charge. The minimum you may allocate to a Guaranteed Fixed Account or Investment Division is $100. There is a $100 minimum balance requirement for each Guaranteed Fixed Account and Investment Division. The Indexed Fixed Option has initial and subsequent allocation minimums of $5000.

MAXIMUM PREMIUMS:

o The maximum aggregate premiums you may make without our prior approval is $1 million.

ALLOCATIONS OF PREMIUM. You may allocate your premiums to one or more of the Allocation Options. Each allocation must be a whole percentage between 0% and 100%. We will allocate any additional premiums you pay in the same way unless you instruct us otherwise. These allocations will be subject to our minimum allocation rules.

Although more than 18 Investment Divisions are available under your Contract, you may not allocate your contract values among more than 18 Allocation Options at any one time.

We will issue your Contract and allocate your first premium within two business days (days when the New York Stock Exchange is open) after we receive your first premium and all information that we require for the purchase of a Contract. If we do not receive all of the information that we require, we will contact you to get the necessary information. If for some reason we are unable to complete this process within five business days, we will either return your money or get your permission to keep it until we receive all of the required information.

Each business day ends when the New York Stock Exchange closes, usually 4:00 p.m. Eastern time.

================================================================================
YOU MAY SELECT NO MORE THAN 18 ALLOCATION OPTIONS (INVESTMENT DIVISIONS PLUS THE
FIXED ACCOUNTS) AT ANY ONE TIME.
================================================================================

OPTIONAL  CONTRACT  ENHANCEMENTS.  If you  elect  one of our  optional  Contract
Enhancement endorsements, then at the end of any business day in the first contract year when we receive a premium payment, we will credit your contract values with an additional 2%, 3% or 4% of your payment, depending upon which Contract Enhancement you have selected. There is a charge that is assessed against the Investment Divisions and the Guaranteed Fixed Accounts for the Contract Enhancements whose amount depends upon which Contract Enhancement you elect. Allocations to the Indexed Fixed Option are not permitted in the first seven years (five years for the 2% Contract Enhancement). We will also impose a Contract Enhancement recapture charge if you

     o make withdrawals in excess of the free withdrawals permitted by your Contract (or an additional free withdrawal endorsement if elected),

     o    elect to receive payment under an income option, or

     o    return your Contract during the Free Look period.

================================================================================
OPTIONAL CONTRACT ENHANCEMENTS ARE MOST SUITABLE IF YOU INTEND TO MAKE ONLY YOUR
INITIAL PREMIUM PAYMENT.
================================================================================

The amount and duration of the  recapture  charge  depends  upon which  Contract
Enhancement you elect. We will not impose the Contract Enhancement recapture charge if your withdrawal is made for certain health-related emergencies, withdrawals of earnings, withdrawals in accordance with an additional free withdrawal or to satisfy minimum distribution requirements of the Internal
Revenue  Code.  We  expect to make a profit on these  charges  for the  Contract
Enhancements. Please see Appendix B for examples.

Your contract value will reflect any gains or losses  attributable to a Contract
Enhancement  described  above.  Contract  Enhancements,  and any gains or losses


                                       25

attributable to a Contract Enhancement, distributed under your Contract will be considered earnings under the Contract for tax purposes.

Asset-based  charges are deducted from the total value of the Separate  Account.
In addition, for the Guaranteed Fixed Accounts, the Contract Enhancement charge lowers the credited rate that would apply if the Contract Enhancement had not been elected. Therefore, your Contract incurs charges on the entire amounts included in your Contract, which includes premium payments made in the first seven contract years (five for the 2% Contract Enhancement), the Contract
Enhancement and the earnings, if any, on such amounts for the first seven contract years (five for the 2% Contract Enhancement). As a result, the aggregate charges assessed will be higher than those that would be charged if you did not elect a Contract Enhancement. Accordingly, it is possible that upon surrender, you will receive less money back than you would have if you had not elected a Contract Enhancement. We will impose a Contract Enhancement recapture charge if you make withdrawals in the first seven years (five years for the 2%
Contract Enhancement) after a first year premium payment. We expect to profit from certain charges assessed under the Contract, including the withdrawal charge, the mortality and expense risk charge and the Contract Enhancement charge.

If you elect the Contract Enhancement and then make more than relatively small premium payments during contract years two through seven (five for the 2%
Contract Enhancement), you would likely have lower account values than if you had not elected the Contract Enhancement. Thus, the Contract Enhancement is suitable only for those who expect to make substantially all of their premium payments in the first contract year. Charges for the Contract Enhancement are not assessed after the seventh contract year (fifth for the 2% Contract
Enhancement).

The increased contract value resulting from a Contract Enhancement is reduced during the first seven contract years (five for the 2% Contract Enhancement) by the operation of the Contract Enhancement Charge. If you make premium payments only in the first contract year and do not make a withdrawal during the first seven years (five for the 2% Contract Enhancement), at the end of the seven-year period (five for the 2% Contract Enhancement) that the Contract Enhancement
Charge is applicable, the contract value will be equal to or slightly higher than if you had not selected the Contract Enhancement endorsement, regardless of investment performance. Contract values may also be higher if you pay additional premium payments in the first contract year, because those additional amounts will be subject to the Contract Enhancement Charge for less than seven full years (five for the 2% Contract Enhancement).

In the first seven contract years (five for the 2% Contract Enhancement), the Contract Enhancement typically will be beneficial (even in circumstances where cash surrender value may not be higher than contracts without the Contract
Enhancement) in the following circumstances:

     o    death benefits computed on the basis of contract value;

     o    withdrawals  taken under the 10% additional free withdrawal  provision
          (or the 20% Additional Free Withdrawal Endorsement, if elected);

     o withdrawals necessary to satisfy the minimum distribution requirements of the Internal Revenue Code;

     o    if permitted by your state, withdrawals under our:

          o    Terminal Illness Benefit;

          o    Specified Conditions Benefit; or

          o    Extended Care Benefit. (See pages 29-30 below.)

CAPITAL PROTECTION PROGRAM. If you select our Capital Protection Program, we will allocate enough of your premium to the Guaranteed Fixed Account you select to assure that the amount so allocated will equal, at the end of a selected period of 1, 3, 5, or 7 years, your total original premium paid. You may allocate the rest of your premium to any Investment Division(s). If any part of the Guaranteed Fixed Account value is surrendered or transferred before the end of the selected guaranteed period, the value at the end of that period will not equal the original premium.

                                       26

For an example of Capital Protection, assume you made a premium payment of $10,000 when the interest rate for the three-year guaranteed period was 3.00% per year. We would allocate $9,152 to that guarantee period because $9,152 would increase at that interest rate to $10,000 after three years, assuming no withdrawals are taken. The remaining $848 of the payment would be allocated to the Investment Division(s) you selected.

Alternatively, assume Jackson National receives a premium payment of $10,000 when the interest rate for the 7-year period is 6.75% per year. Jackson National will allocate $6,331 to that guarantee period because $6,331 will increase at that interest rate to $10,000 after 7 years. The remaining $3,669 of the payment will be allocated to the investment divisions you select.

Thus, as these examples demonstrate, the shorter guarantee periods require allocation of substantially all premium to achieve the intended result. In each case, the results will depend on the interest rate declared for the guarantee period.

================================================================================
THE VALUE OF YOUR ALLOCATIONS TO INVESTMENT DIVISIONS IS MEASURED IN
"ACCUMULATION UNITS."
================================================================================

ACCUMULATION UNITS. Your contract value allocated to the Investment Divisions will go up or down depending on the performance of the Investment Divisions you select. In order to keep track of the value of your Contract during the accumulation phase, we use a unit of measure called an "accumulation unit."
During the income phase we use a measure called an "annuity unit."

Every business day, we determine the value of an  accumulation  unit for each of the Investment Divisions by:

o   determining the total amount of assets held in the particular Investment Division;

o   subtracting any charges and taxes chargeable under the Contract; and

o   dividing this amount by the number of outstanding accumulation units.

The value of an accumulation unit may go up or down from day to day and may be different for different charges.

When you make a premium payment, we credit your Contract with accumulation units. The number of accumulation units we credit is determined at the close of that business day by dividing the amount of the premium allocated to any Investment Division by the value of the accumulation unit for that Investment
Division.

                                    TRANSFERS

================================================================================
YOU MAY MAKE UP TO 15 FREE TRANSFERS PER CONTRACT YEAR.
================================================================================

You may transfer your contract value among the Investment Divisions at any time, but transfers between a Fixed Account option and an Investment Division must occur prior to the Income Date. Transfers from the Fixed Account will be subject to any applicable excess interest adjustment, and transfers from the Indexed
Fixed Option are not permitted until the end of the Indexed Fixed Option period.
If a renewal occurs within one year of the Income Date, the Company will credit interest up to the Income Date at the then Current Interest Rate for the Guaranteed Fixed Account Option. You can make 15 transfers every contract year during the accumulation phase without charge.

A transfer will be effective as of the end of the business day when we receive your transfer request in good order, subject to guidelines related to transfers in and out of the Indexed Fixed Option as described in the Contract and the supplementary materials.

================================================================================
WE RESERVE THE RIGHT TO MODIFY YOUR TRANSFER RIGHTS IF WE BELIEVE IT IS
NECESSARY TO PREVENT DISADVANTAGE TO OTHER OWNERS.
================================================================================

RESTRICTIONS ON TRANSFERS. To the extent permitted by applicable law, we reserve the right to restrict the number of transfers per year that you can request and to restrict you from making transfers on consecutive business days. In addition, your right to make transfers may be modified if we determine that the exercise by one or more Contract owners is, or would be, to the disadvantage of other owners. Restrictions may be applied in any manner reasonably designed to prevent any use of the transfer right which we consider to be to the disadvantage of other owners. A modification could be applied to transfers to or from one or more of the Investment Divisions, and could include, but are not limited to:

                                       27

     o    requiring a minimum time period between each transfer;

     o limiting transfer requests from an agent acting on behalf of one or more Contract owners or under a power of attorney on behalf of one or more Contract owners; or

     o    limiting the dollar amount that you may transfer at any one time.


                       TELEPHONE AND INTERNET TRANSACTIONS

================================================================================
YOU MAY TRANSFER YOUR CONTRACT VALUES AMONG ALLOCATION OPTIONS BY TELEPHONE OR
VIA THE INTERNET, BUT WITHDRAWAL REQUESTS AND INCOME PAYMENT ELECTIONS MUST BE
IN WRITING.
================================================================================

THE BASICS
You can request certain transactions by telephone or at www.jnl.com, our Internet Web site. Our Customer Service representatives are available during business hours to provide you with information about your account. We require that you provide proper identification before performing transactions over the telephone or through our Internet Web site. For Internet transactions, this will include a Personal Identification Number (PIN). You may establish or change your PIN at www.jnl.com.

WHAT YOU CAN DO AND HOW
You may make transfers by telephone or through the Internet unless you elect not to have this privilege. Any authorization you provide to us in an application, at our Web site, or through other means will authorize us to accept transaction instructions, including fund transfers/allocations, by you and your financial representative unless you notify us to the contrary. To notify us, please call us at the Service Center number referenced in your Contract or on your quarterly statement.

WHAT YOU CAN DO AND WHEN
When authorizing a transfer, you must complete your telephone call by the close of the New York Stock Exchange (usually 4:00 p.m. Eastern time) in order to receive that day's accumulation unit value for an Investment Division.

Transfer instructions you send electronically are considered to be received by us at the time and date stated on the electronic acknowledgement we return to you. If the time and date indicated on the acknowledgement is before the close of the New York Stock Exchange, the instructions will be carried out that day.
Otherwise the instructions will be carried out the next business day. We will retain permanent records of all Web-based transactions by confirmation number.
If you do not receive an electronic acknowledgement, you should telephone our Service Center immediately.

HOW TO CANCEL A TRANSACTION
Telephone or Internet transfer requests may currently only be cancelled by calling the Service Center before the close of the New York Stock Exchange on the day the transaction will be processed.

OUR PROCEDURES
Our  procedures are designed to provide  reasonable  assurance that telephone or
any  other  electronic   authorizations  are  genuine.  Our  procedures  include
requesting identifying information and tape-recording telephone  communications.
We and our  affiliates  disclaim all  liability  for any claim,  loss or expense resulting  from any alleged  error or mistake in  connection  with a transaction requested  by telephone or other  electronic  means that you did not  authorize.
However, if we fail to employ reasonable procedures to ensure that all requested transactions are properly authorized, we may be held liable for such losses.

We do not guarantee access to telephonic and electronic information or that we will be able to accept transaction instructions via the telephone or electronic means at all times. We also reserve the right to modify, limit, restrict, or discontinue at any time and without notice the acceptance of instruction from someone other than you and/or this telephonic and electronic transaction privilege.

                                       28


                              ACCESS TO YOUR MONEY

================================================================================
WITHDRAWALS MAY BE TAXED, INCLUDING A POSSIBLE PENALTY TAX IF YOU ARE UNDER AGE
59 1/2.
================================================================================

You can have access to the money in your Contract:

o        by making either a partial or complete withdrawal, or

o        by electing to receive income payments.

Your beneficiary can have access to the money in your Contract when a death benefit is paid.

When you make a complete  withdrawal you will receive the value of your Contract on the  day  you  make  the  withdrawal,  minus  any  applicable  tax,  contract
maintenance  charge,   charges  due  under  any  optional  endorsement  and  all
applicable  withdrawal  charges,  adjusted for any  applicable  Excess  Interest
Adjustment.

Your withdrawal request must be in writing. We will accept withdrawal requests submitted via facsimile. There are risks associated with not requiring original signatures in order to disburse Contract-owner monies.

Except in connection with the systematic withdrawal program, you must withdraw at least $500 or, if less, the entire amount in the Guaranteed Fixed Account or Investment Division from which you are making the withdrawal. After your withdrawal, you must have at least $100 left in the Guaranteed Fixed Account or Investment Division. Amounts may not be withdrawn from an Indexed Fixed Option until all other amounts under the Contract have been withdrawn.

INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL
YOU MAKE.  THERE ARE  LIMITATIONS  ON  WITHDRAWALS  FROM  QUALIFIED  PLANS.  SEE
"TAXES."

WAIVER OF WITHDRAWAL CHARGES FOR CERTAIN EMERGENCIES. We will waive the withdrawal charge (withdrawals from the Investment Divisions and the Guaranteed
Fixed Account), but not any excess interest adjustment that would otherwise apply in certain circumstances by providing you, at no charge, the following:

o TERMINAL ILLNESS BENEFIT, under which we will waive any withdrawal charges on amounts of up to $250,000 of your contract value from the Separate
     Account and from the Fixed Accounts (excluding amounts in the Indexed Fixed
     Option) that you withdraw after providing us with a physician's statement that you have been diagnosed with an illness that will result in your death within 12 months;

o    SPECIFIED  CONDITIONS  BENEFIT,   under  which  you  may  make  a  one-time
     withdrawal of up to 25% (for joint owners,  this benefit applies to each of them for 12 1/2%) of your contract value from the Separate Account and from the Fixed Accounts  (excluding amounts in the Indexed Fixed Option) with no withdrawal  charge after having  provided us with a  physician's  statement that you have been diagnosed with one of the following conditions:

     o    Heart attack

     o    Stroke

     o    Coronary artery surgery

     o    Life-threatening cancer

     o    Renal failure or

     o    Alzheimer's disease; and

o EXTENDED CARE BENEFIT, under which we will waive any withdrawal charges on amounts of up to $250,000 of your contract value from the Separate Account and from the Fixed Account (excluding amounts in the Indexed Fixed Option) that you withdraw after providing us with a physician's statement that you have been confined to a nursing home or hospital for 90 consecutive days, beginning at least 30 days after your Contract was issued.

YOU MAY EXERCISE THESE BENEFITS ONCE UNDER YOUR CONTRACT.

================================================================================
WE WILL WAIVE WITHDRAWAL CHARGES IN SEVERAL SITUATIONS WHERE YOU NEED MONEY FOR
HEALTH CARE.
================================================================================

OPTIONAL FIVE-YEAR WITHDRAWAL CHARGE PERIOD. You may elect an endorsement to your Contract that substitutes for the Contract's usual seven-year withdrawal period a five-year withdrawal period with withdrawal charges in contribution years one through five of 8%, 7%, 6%, 4% and 2% respectively, and 0% thereafter.


                                       29

The charge for this optional feature on an annualized basis is 0.30% of average daily net asset value of your allocations to the Investment Divisions.

20% ADDITIONAL FREE WITHDRAWAL. If you elect the 20% Additional Free Withdrawal endorsement, you may withdraw an additional 20% of premiums that are no longer subject to a withdrawal charge (excluding premiums allocated to the Indexed
Fixed Option), minus earnings, during a contract year without a withdrawal charge and you will pay 0.30% on an annual basis of the average daily net asset value of your allocations to the Investment Divisions. This endorsement will replace the 10% Additional Free Withdrawal.

SYSTEMATIC WITHDRAWAL PROGRAM. You can arrange to have money automatically sent to you periodically while your Contract is still in the accumulation phase. You will have to pay taxes on money you receive. You may be subject to a withdrawal charge and an excess interest adjustment.

SUSPENSION OF WITHDRAWALS OR TRANSFERS. We may be required to suspend or delay withdrawals or transfers to or from an Investment Division when:

     o the New York Stock Exchange is closed (other than customary weekend and holiday closings);

     o under applicable SEC rules, trading on the New York Stock Exchange is restricted;

     o under applicable SEC rules, an emergency exists so that it is not reasonably practicable to dispose of securities in an Investment
          Division or determine the value of its assets; or

     o    the SEC, by order, may permit for the protection of owners.

We have reserved the right to defer payment for a withdrawal or transfer from the Guaranteed Fixed Accounts and the Indexed Fixed Option for the period permitted by law, but not more than six months.

                       INCOME PAYMENTS (THE INCOME PHASE)

================================================================================
IN YOUR CONTRACT'S INCOME PHASE, WE MAKE REGULAR PAYMENTS TO YOU.
================================================================================

The income phase of your Contract occurs when you begin receiving regular income payments from us. The INCOME DATE is the day those payments begin. Once income payments begin, the contract cannot be returned to the accumulation phase. You can choose the income date and an income option. The income options are described below.

If you do not choose an income option,  we will assume that you selected  option
3, which provides a life annuity with 120 months of guaranteed payments.

You can change the income date or income option at any time before the income date, but changes of the income date may only be to a later date. You must give us written notice at least seven days before the scheduled income date. Income payments must begin by your 90th birthday under a non-qualified Contract or the calendar year in which you attain age 70 1/2 under a traditional Individual
Retirement Annuity (or such other age as required by law). Distributions under qualified plans and Tax-Sheltered Annuities must begin by the later of the calendar year in which you attain age 70 1/2 or the calendar year in which you retire. Distributions from Roth IRAs are not required prior to your death.

At the income date, you can choose to receive fixed payments or variable payments based on the Investment Divisions. Unless you tell us otherwise, your income payments will be based on the Allocation Options that were in place on the income date.

You can choose to have income payments made monthly, quarterly, semi-annually, or annually. However, if you have less than $5,000 to apply toward an income option and state law permits, we may provide your payment in a single lump sum.
Likewise, if your first income payment would be less than $50 and state law permits, we may set the frequency of payments so that the first payment would be at least $50.

================================================================================
THE AMOUNT OF YOUR INCOME PAYMENTS CAN BE GUARANTEED OR CAN VARY BASED ON THE
PERFORMANCE OF THE INVESTMENT DIVISIONS YOU SELECT.
================================================================================

VARIABLE INCOME PAYMENTS. If you choose to have any portion of your income payments based upon one or more Investment Divisions, the dollar amount of your initial annuity payment will depend primarily upon the following:

     o    the  amount of your  contract  value you  allocate  to the  Investment
          Division(s) on the income date;

     o the amount of any applicable premium taxes, recapture charges or withdrawal charges deducted from your contract value on the income date;

                                       30

     o    which income option you select; and

     o the investment factors listed in your Contract that translate the amount of your contract value (as adjusted for applicable charges, frequency of payment and commencement date) into initial payment amounts that are measured by the number of annuity units of the Investment Division(s) you select credited to your Contract.

The investment factors in your Contract are calculated based upon a variety of factors, including an assumed investment rate of 3% for option 4 or 4.5% for options 1-3 and, if you select an income option with a life contingency, the age and gender of the annuitant.

We calculate the dollar amount of subsequent income payments that you receive based upon the performance of the Investment Divisions you select. If that performance (measured by changes in the value of annuity units) exceeds the assumed investment rate, then your income payments will increase; if that performance is less than the assumed investment rate, then your income payments will decrease.

INCOME OPTIONS. The annuitant is the person whose life we look to when we make income payments (each description assumes that you are the owner and annuitant).
The following income options may not be available in all states.

OPTION 1 - Life Income. This income option provides monthly payments for your life.

OPTION 2 - Joint and Survivor. This income option provides monthly payments for your life and for the life of another person (usually your spouse) selected by you.

OPTION 3 - Life Annuity With at Least 120 or 240 Monthly Payments. This income option provides monthly payments for the annuitant's life, but with payments continuing to the beneficiary for the remainder of 10 or 20 years (as you select) if the annuitant dies before the end of the selected period. If the beneficiary does not want to receive the remaining scheduled payments, a single lump sum may be requested, which will be equal to the present value of the remaining payments (as of the date of calculation) discounted at an interest rate that will be no more than 1% higher than the rate used to calculate the initial payment.

OPTION 4 - Income for a Specified Period. This income option provides monthly payments for any number of years from 5 to 30. If the beneficiary does not want to receive the remaining scheduled payments, a single lump sum may be requested, which will be equal to the present value of the remaining payments (as of the date of calculation) discounted at an interest rate that will be no more than 1% higher than the rate used to calculate the initial payment.

ADDITIONAL OPTIONS - We may make other income options available.

GUARANTEED  MINIMUM  INCOME  BENEFIT.  The optional  Guaranteed  Minimum  Income
Benefit ("GMIB") endorsement guarantees a minimum fixed income benefit (under certain life contingent options) after a period of at least 10 contract years, subject to specific conditions, regardless of the Allocation Option(s) you select during the accumulation phase. This benefit is only available if

     o    you elect it prior to your Contract's issue date;

     o    the annuitant is not older than age 75 on the issue date; and

     o    you  exercise  it on or within 30 calendar  days of your 10th,  or any subsequent,  contract  anniversary  but in no  event  later  than  the
          contract  anniversary   immediately  following  the  annuitant's  85th
          birthday.

The GMIB will terminate and will not be payable at the earliest of:

     o    the income date (if prior to the effective date of the GMIB);

     o the 31st calendar day following the contract anniversary immediately after the annuitant's 85th birthday;

     o    the date you make a total withdrawal from the Contract;

                                       31

     o upon your death (unless your spouse is your beneficiary, elects to continue the Contract and is eligible for this benefit); or

     o    if the owner is not a natural person, upon the death of the annuitant.

Once elected, the GMIB cannot be terminated in any other way while your Contract is in force.

You have the option of taking the GMIB instead of the other income options described above. Your monthly income option payments will be calculated by applying the "GMIB Benefit Base" (described below) to the annuity rates in the table of guaranteed purchase rates attached to the GMIB endorsement. The only type of income payments available under the GMIB are life contingent fixed annuity income payments. The fixed annuity payment income options currently available are:

OPTION 1 - Life Income,

OPTION 2- Joint and Survivor,

OPTION 3 - Life Annuity with 120 Monthly Periods Fixed, and

OPTION 4 - Joint and Survivor Life Annuity with 120 Monthly Periods Fixed.

No other income options will be available.

The GMIB may not be appropriate for Owners who will be subject to any minimum distribution requirements under an IRA or other qualified plan prior to the expiration of 10 contract years. Please consult a tax advisor on this and other matters of selecting income options.

The GMIB only applies to the determination of income payments under the income options specified above. It is not a guarantee of Contract Value or performance.
This benefit does not enhance the amounts paid in partial withdrawals, surrenders or death benefits. If you surrender your Contract, you will not receive any benefit under this endorsement.

Both the amount of the GMIB and the quarterly charge for the GMIB (described above in the Charges section) are based upon an amount called the "GMIB BENEFIT
BASE." The GMIB Benefit Base is the GREATER OF (A) OR (B), WHERE (A) IS:

     o    all premiums you have paid (net of any applicable premium taxes); PLUS

     o any Contract Enhancements credited on or before the business day the GMIB Benefit Base is being calculated; MINUS

     o    an adjustment  (described  below) for any  withdrawals  (including any
          applicable   charges  and  excess   interest   adjustments   to  those
          withdrawals); MINUS

     o    annual  contract  maintenance   charges,   transfer  charges  and  any
          applicable charges due under any optional endorsement; and MINUS

     o    any taxes incurred, or chargeable under the Contract;

compounded at an annual interest rate of 6% from the date your Contract was issued until the earlier of the annuitant's 80th birthday or the date the GMIB is exercised;

AND (B) IS:

     o the greatest contract value on any contract anniversary prior to the annuitant's 81st birthday; MINUS

     o an adjustment (described below) for any withdrawals after that contract anniversary (including any applicable charges and excess interest adjustments for those withdrawals); PLUS

     o any premiums paid (net of any applicable premium taxes) after that contract anniversary; MINUS

     o any annual contract maintenance charge, transfer charge, and any applicable charges due under any optional endorsement deducted after that contract anniversary; and MINUS

     o    any taxes deducted after that contract anniversary.

================================================================================
THE OPTIONAL GMIB LETS YOU PLAN YOUR RETIREMENT WITH GREATER CERTAINTY ABOUT THE
MINIMUM AMOUNTS THAT WILL BE AVAILABLE AS  FIXED INCOME PAYMENTS  ON AN EXERCISE
DATE  AT LEAST 10 YEARS AFTER THE ISSUE DATE.  READ CAREFULLY THE AGE AND TIMING
RESTRICTIONS ON ISSUANCE AND EXERCISE OF THE GMIB.
================================================================================


                                       32

All adjustments to the GMIB Benefit Base will be deemed to occur at the time of the withdrawal, premium payment, or the deduction of the specified charges or taxes chargeable under the Contract. Adjustments for withdrawals (including related charges and excess interest adjustments) will reduce the GMIB Benefit
Base in the same proportion that contract value was reduced on the date of that withdrawal.

The GMIB Benefit Base will never exceed:

     o 200% of premiums paid (net of any applicable premium taxes and excluding premiums paid in the 12 months prior to the date the GMIB is exercised); minus

     o    any  withdrawals   (including  related  charges  and  excess  interest
          adjustments); minus

     o    annual  contract  maintenance   charges,   transfer  charges  and  any
          applicable charges due under any optional endorsement; and minus

     o    taxes incurred since that Contract was issued.

If you are the annuitant under your Contract and your spouse continues the Contract after your death, your spouse will become the annuitant and will continue to be eligible for the GMIB as long as he or she would have been eligible as an annuitant when your Contract was issued and is age 84 or younger.
If your spouse does not satisfy those criteria, then the GMIB will terminate and the charge for the GMIB discontinued. Similarly, if an owner who is a natural person is not the annuitant and the annuitant dies, you (the owner) may select a new annuitant (who must be a person eligible to be an annuitant on the issue date and is age 84 or younger). If the new annuitant in that situation does not satisfy those criteria then the GMIB will terminate and the GMIB charge discontinued. In the event of joint annuitants, the age of the youngest annuitant will be used for all these determinations.

Among other requirements applicable to contracts issued to entities/owners, the use of multiple contracts by related entities to avoid maximum premium limits is not permitted. Selection of the GMIB is subject to our administrative rules designed to assure its appropriate use. We may update these rules as necessary.

                                  DEATH BENEFIT

================================================================================
IF YOU DIE BEFORE YOUR CONTRACT'S INCOME PHASE, YOUR BENEFICIARY WILL BE PAID AT
LEAST THE GREATER OF YOUR CONTRACT VALUE OR YOUR NET PREMIUM PAYMENTS.
================================================================================

The death benefit paid to your beneficiary upon your death is calculated as of the date we receive completed claim forms and proof of death from the beneficiary of record. The death benefit paid will be the basic death benefit unless you have selected the Earnings Protection Benefit and/or one of the three other death benefit endorsements.

BASIC DEATH BENEFIT. If you die before moving to the income phase, the person you have chosen as your beneficiary will receive a death benefit. If you have a joint owner, the death benefit will be paid when the first joint owner dies. The surviving joint owner will be treated as the beneficiary. Any other beneficiary designated will be treated as a contingent beneficiary. Only a spousal beneficiary has the right to continue the contract in force upon your death.

The death benefit equals the greater of:

     o Your contract value on the date we receive proof of death and completed claim forms from your beneficiary; or

     o The total premiums you have paid since your Contract was issued minus prior withdrawals (including any applicable charges and adjustments), annual contract maintenance charges, transfer charges, any applicable charges due under any optional endorsement and premium taxes.

The death benefit can be paid under one of the following death benefit options:

     o    single lump sum payment; or

     o    payment of entire death  benefit  within 5 years of the date of death;
          or

     o payment of the entire death benefit under an income option over the beneficiary's lifetime or for a period not extending beyond the


                                       33

beneficiary's life expectancy; or payment of a portion of the death benefit under an income option over the beneficiary's lifetime or for a period not extending beyond the beneficiary's life expectancy, with the balance of the death benefit payable to the beneficiary.

Under these income options, the beneficiary may also elect to receive additional lump sums at any time. The receipt of any additional lump sums will reduce the future income payments to the beneficiary.

Unless the beneficiary chooses to receive the entire death benefit in a single sum, the beneficiary must elect an income option within the 60-day period beginning with the date we receive proof of death and payments must begin within one year of the date of death. If the beneficiary chooses to receive some or all of the death benefit in a single sum and all the necessary requirements are met, we will pay the death benefit within seven days. If your beneficiary is your spouse, he/she may elect to continue the Contract in his/her own name. The
Special Spousal  Continuation  option is one way to continue your Contract.  See
"Special Spousal Continuation Option" below.

As owner, you may also make a predetermined selection of the death benefit option to be paid if your death occurs before the Income Date. If this Preselected Death Benefit Option Election is in force at the time of your death, the payment of the death benefit may not be postponed, nor can the Contract be continued under any other provisions of this Contract. This restriction applies even if the Beneficiary is your spouse, unless such restriction is prohibited by the Internal Revenue Code. The Preselected Death Benefit Option may not be available in your state.


================================================================================
AN OPTIONAL EARNINGS PROTECTION BENEFIT ENDORSEMENT (FOR A CHARGE AT AN ANNUAL
RATE OF 0.30%) ADDS UP TO 40% OF YOUR CONTRACT'S "EARNINGS" TO YOUR DEATH
BENEFIT. EARNINGS CANNOT EXCEED 250% OF THE REMAINING PREMIUMS.
================================================================================

EARNINGS PROTECTION BENEFIT. The Earnings Protection Benefit is an optional benefit that may increase the amount of the death benefit payable at your death.
If you are 75 years of age or younger when your Contract is issued, you may elect the Earnings Protection Benefit.

If you are under the age of 70 when your Contract is issued and you elect the Earnings Protection Benefit, the amount that will be added to the death benefit that is otherwise payable is 40% of the earnings in your Contract, subject to the limit described below.

If you are age 70 - 75 when your  Contract is issued and you elect the  Earnings
Protection Benefit, the amount that will be added to the death benefit that is otherwise payable is 25% of the earnings in your Contract, subject to the limit described below.

For purposes of this benefit, we define EARNINGS as the amount by which the sum of your contract value exceeds the REMAINING PREMIUMS (premiums not previously withdrawn). For purposes of this calculation, your Indexed Fixed Option value will be the amount allocated to the Indexed Fixed Option accumulated at 3% annually, and adjusted for any amounts cancelled or withdrawn for charges, deductions, withdrawals or any taxes due. If the earnings amount is negative, i.e., the total remaining premiums are greater than your contract value, no Earnings Protection Benefit will be paid. In determining the maximum amount of earnings on which we will calculate your Earnings Protection Benefit, earnings shall never exceed 250% of the remaining premiums, excluding remaining premiums paid in the 12 months prior to the date of your death (other than your initial premium if you die in the first contract year).

As described  below, if your spouse  exercises the Special Spousal  Continuation
Option upon your death, the Earnings  Protection  Benefit will be paid upon your death and your spouse may then discontinue the Earnings  Protection  Benefit. If your spouse fails to make such an election, the Earnings Protection Benefit will remain in force and upon your spouse's death we will pay an Earnings  Protection
Benefit if the Contract has accrued  additional  earnings  since your death.  In calculating that benefit,  we will not take into consideration  earnings accrued
on  or  prior  to  the  Continuation   Date  (as  defined  in  "Special  Spousal
Continuation  Option"  below).  In  addition,  the maximum  earnings on which we calculate the Earnings  Protection  Benefit is 250% of the contract  value after application of the  Continuation  Adjustment plus remaining  premiums paid on or after the Continuation Date (excluding  remaining premiums paid within 12 months of your spouse's death).

You must elect the Earnings Protection Benefit when you apply for your Contract.
Once elected, the benefit may not be terminated. However, if the Contract is continued under the Special Spousal Continuation Option, your spouse may then elect to discontinue the Earnings Protection Benefit.

                                       34

No Earnings Protection Benefit (other than a "Continuation Adjustment" described below in "Special Spousal Continuation") will be paid:

     o    If your Contract is in the income phase at the time of your death;

     o    If there are no earnings in your Contract; or

     o    If your spouse  exercises  the  Special  Spousal  Continuation  Option
          (described below) and either

     o    is age 76 or older at the Continuation Date or

     o    elects to discontinue the Earnings Protection Benefit.

If you elect this benefit, we will deduct an additional annualized charge of ..30% of the average daily asset value of your allocations to the Investment
Divisions during the accumulation phase of the Contract.

This charge continues if your spouse elects to continue the Contract under the Special Spousal Continuation Option unless your spouse elects to discontinue it.
The Earnings Protection Benefit may not be available in your state. See your financial advisor for information regarding the availability of the Earnings
Protection Benefit.

OPTIONAL DEATH BENEFITS. You may elect to protect your Contract's death benefit from certain types of poor investment performance by selecting (in lieu of or in addition to any Earnings Protection Benefit) one of three optional death benefits:

================================================================================
FOR ADDITIONAL FEES, WE OFFER 3 OPTIONAL ENDORSEMENTS THAT MAKE YOUR DEATH
BENEFIT NO LESS THAN A VARIETY OF VALUES UNDER THE CONTRACT BASED EITHER ON NET
PREMIUMS OR CONTRACT VALUE.
================================================================================

     I. 5% COMPOUNDED DEATH BENEFIT, changes your basic death benefit to the greatest of:
        (a)  Your "contract value" on the date we receive proof of death and  completed claim forms from your beneficiary; or
        (b) Total "NET PREMIUMS" (premiums you paid net of premium taxes minus any withdrawals (including any applicable charges and adjustments), annual contract maintenance charges, transfer charges, any applicable charges due under any optional endorsement and taxes we have paid); or
        (c) Total Net Premiums since your Contract was issued, compounded at 5% (4% if you are age 70 or older on the date your Contract is issued); or
        (d) Your contract value at the end of your
            seventh contract year, plus Net Premiums you paid after the seventh contract year, compounded at 5% (4% if you are age 70 or older on the date your Contract is issued).

            Amounts in (c) and (d) are limited to 250% of net premiums paid under your contract.

       II. MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT changes your basic death benefit to the greatest of:
           (a) Your "contract value" on the date we receive proof of death and completed  claim forms from your beneficiary; or
           (b) Total Net Premiums since your Contract was issued; or
           (c) Your greatest contract value on any contract anniversary prior to your 81st birthday, reduced by any withdrawals (including any applicable withdrawal charges and adjustments), annual contract maintenance charges, transfer charges, and any applicable charges due under any optional endorsement subsequent to that contract anniversary, plus any premiums paid
           (net of any applicable premium taxes) subsequent to that contract anniversary, minus taxes deducted subsequent to that contract anniversary.

      III. COMBINATION DEATH BENEFIT, changes your basic death benefit to the greatest of:
           (a)  Your "contract value" on the date we receive proof of death and  completed claim forms from your beneficiary; or
           (b)  Total Net Premiums since your Contract was issued; or
           (c)  Total Net Premiums since your Contract was issued, compounded at 5% (4% if you are age 70 or older on the date your Contract is issued); or


                                       35

           (d) Your contract value at the end of your seventh contract year, plus Net
           Premiums you paid after the seventh contract year, compounded at 5% (4% if you are age 70 or older on the date your Contract is issued); or
           (e) Your greatest contract value on any contract anniversary prior to your
           81st birthday, reduced by any withdrawals (including any applicable withdrawal charges and adjustments, annual contract maintenance charges, transfer charges and any applicable charges due under any optional endorsement subsequent to that contract anniversary, plus any premiums paid (net of any applicable premium taxes) subsequent to that contract anniversary, minus taxes deducted subsequent to that contract anniversary).

Amounts in (c) and (d) are limited to 250% of net premiums paid under your contract.

For purposes of calculating I. (c), (d), II. (c) and III. (c), (d) and (e), all adjustments to the Net Premiums will occur at the time of the withdrawal, premium payment, or deduction of the annual contract maintenance charges, transfer charges, any applicable charges due to optional endorsement or taxes and all adjustments for amounts withdrawn will reduce the Net Premiums in items
I. (c), (d), II. (c) and III. (c), (d) and (e) above in the same proportion that the contract value was reduced on the date of that withdrawal.

For purposes of determining "contract value," the amount attributable to the Indexed Fixed Option will be the value of the Indexed Fixed Option on the Index
Determination Date (as described in the product brochure for the Indexed Fixed option) immediately preceding the date we receive a completed request for payment in good order.

You may not elect the Maximum Anniversary Value Death Benefit or the Combination
Death Benefit if you are older than age 80 when your Contract is issued. The closer to age 81 you are when your Contract is issued, the less advantageous it would be for you to select these options. The optional death benefits may not be available in all states.

If either the 5% Compounded Death Benefit or the Combination Death Benefit is selected, the use or multiple contracts by related entities/owners to avoid the 250% premium limit will not permitted. Selection of these Optional Benefits are subject to our administrative rules designed to assure their appropriate use. We may update these rules as necessary.

EACH OF THE THREE  OPTIONAL  DEATH  BENEFITS IS DESIGNED TO INCREASE  YOUR DEATH
BENEFIT  FROM THAT  PROVIDED BY THE BASE DEATH  BENEFIT  ONLY IF THE  INVESTMENT
PERFORMANCE  AND  CREDITED  RATES OF THE  ALLOCATION  OPTIONS  TO WHICH YOU HAVE
ALLOCATED  YOUR  CONTRACT  VALUES HAS NOT BEEN  SUFFICIENT TO MAKE YOUR CONTRACT
VALUE THE APPLICABLE DEATH BENEFIT.  NORMALLY,  EACH OF THE THREE OPTIONAL DEATH
BENEFITS  WOULD BE  GREATER  THAN YOUR  CONTRACT'S  BASE  DEATH  BENEFIT IF YOUR
CONTRACT  VALUE IS NOT  GREATER  THAN  NET  PAYMENTS.  IF YOU  MAKE  SUBSTANTIAL
WITHDRAWALS,  HOWEVER,  IT IS POSSIBLE IN SOME CIRCUMSTANCES FOR YOUR CONTRACT'S
BASE DEATH BENEFIT TO BE GREATER THAN ANY OF THE OPTIONAL DEATH  BENEFITS,  EVEN
IF YOUR CONTRACT VALUE IS NOT GREATER THAN YOUR NET PAYMENTS.

SPECIAL SPOUSAL CONTINUATION OPTION. If your spouse is the beneficiary and elects to continue the Contract in his or her own name after your death, pursuant to the Special Spousal Continuation Option no death benefit will be paid at that time. Instead, we will contribute to the Contract a CONTINUATION
ADJUSTMENT, which is the amount by which the death benefit that would have been payable (including the Earnings Protection Benefit, and optional death benefit, if any) exceeds the contract value. We calculate this amount using the contract value and death benefit as of the date we receive completed forms and due proof of death from the beneficiary of record and the spousal beneficiary's written request to continue the Contract (the "CONTINUATION DATE"). We will add this amount to the Contract based on the current allocation instructions at the time of your death, subject to any minimum allocation restrictions, unless we receive other allocation instructions from your spouse. The Special Spousal Continuation
Option may not be available in your state. See your financial advisor for information regarding the availability of the Special Spousal Continuation
Option.

                                       36

================================================================================
A BENEFICIARY WHO IS THE SPOUSE OF THE CONTRACT OWNER MAY ELECT TO CONTINUE THE
CONTRACT RATHER THAN RECEIVE A DEATH BENEFIT PAYMENT.  IN THAT CASE, THE
CONTRACT VALUE WILL BE INCREASED BY THE AMOUNT (IF ANY) THAT THE DEATH BENEFIT
THAT WOULD HAVE BEEN PAID EXCEEDS CONTRACT VALUE AT THE DEATH OF THE OWNER.
================================================================================

If you have  contract  values  allocated  to the  Indexed  Fixed  Option  on the
Continuation  Date,  we will  transfer  your  Indexed  Fixed Option value to the one-year  Guaranteed  Fixed Account  option.  Your spouse may then transfer this amount to any available Investment Division or Guaranteed Fixed Account options, but your spouse may not transfer this amount back into the Indexed Fixed Option.
If your spouse  subsequently  withdraws  any of the amount  transferred,  we may charge a withdrawal  charge on any portion of the amount withdrawn  attributable to premiums. We will base the withdrawal charge on the number of years since the premium originally was allocated to the Indexed Fixed Option. Contract value may remain in the Indexed Fixed Option if your spouse  continues the Contract  other
than  under  the  Special  Spousal   Continuation  Option.  This  means  spousal
continuation of the Contract does not include a Continuation Adjustment.

If your  spouse  continues  the  Contract  in his/her own name under the Special
Spousal Continuation Option, the new contract value will be considered the initial premium for purposes of determining any future death benefit including any Earnings Protection Benefit under the Contract. The age of the surviving spouse at the time of the continuation of the Contract will be used to determine all benefits under the Contract.

If your spouse elects to continue the Contract, your spouse, as new owner, cannot terminate most of the optional benefits you elected. However, your spouse may then terminate the Earnings Protection Benefit and no further Earnings
Protection Benefit charges will be deducted and no Earnings Protection Benefit will be paid upon your spouse's death. The Contract, and its optional benefits, remain the same, except as described above. Your spouse will also be subject to the same fees, charges and expenses under the Contract as you were.

UNLESS  YOUR  SPOUSE   DISCONTINUES  THE  EARNINGS  PROTECTION  BENEFIT  ON  THE
CONTINUATION  DATE,  CHARGES  FOR THE BENEFIT  WILL BE  DEDUCTED  EVEN THOUGH NO
ENHANCED  EARNINGS  BENEFIT  WILL  APPLY IF YOUR  SPOUSE IS 76 OR OLDER WHEN THE
CONTRACT IS CONTINUED.

If you have elected the Preselected Death Benefit Option Election the Contract can not be continued under the Special Spousal Continuation Option, unless preventing continuation would be prohibited by the Internal Revenue Code. The
Preselected Death Benefit Option may not be available in your state.

DEATH OF OWNER ON OR AFTER THE INCOME DATE. If you or a joint owner dies, and is not the annuitant, on or after the income date, any remaining payments under the income option elected will continue at least as rapidly as under the method of distribution in effect at the date of death. If you die, the beneficiary becomes the owner. If the joint owner dies, the surviving joint owner, if any, will be the designated beneficiary. Any other beneficiary designation on record at the time of death will be treated as a contingent beneficiary. A contingent beneficiary is entitled to receive payment only after the beneficiary dies.
Death of Annuitant. If the annuitant is not an owner or joint owner and the annuitant dies before the income date, you can name a new annuitant. If you do not name a new annuitant within 30 days of the death of the annuitant, you will become the annuitant. However, if the owner is a non-natural person (for example, a corporation), then the death of the annuitant will be treated as the death of the owner, and a new annuitant may not be named.

If the annuitant dies on or after the income date, any remaining guaranteed payment will be paid to the beneficiary as provided for in the income option selected. Any remaining guaranteed payment will be paid at least as rapidly as under the method of distribution in effect at the annuitant's death.

                                      TAXES

THE FOLLOWING IS ONLY GENERAL  INFORMATION  AND IS NOT INTENDED AS TAX ADVICE TO
ANY  INDIVIDUAL.  ADDITIONAL TAX  INFORMATION IS INCLUDED IN THE SAI. YOU SHOULD
CONSULT YOUR OWN TAX ADVISER AS TO HOW THESE  GENERAL RULES WILL APPLY TO YOU IF
YOU PURCHASE A CONTRACT.

TAX-QUALIFIED AND NON-QUALIFIED CONTRACTS. If you purchase your Contract as a part of a tax-qualified plan such as an Individual Retirement Annuity (IRA), Tax-Sheltered Annuity (sometimes referred to as a 403(b) contract), or pension


                                       37

or profit-sharing plan (including a 401(k) Plan or H.R. 10 Plan) your Contract will be what is referred to as a QUALIFIED CONTRACT. Tax deferral under a tax-qualified contract arises under the specific provisions of the Internal
Revenue Code (Code) governing the tax-qualified plan, so a tax-qualified contract should be purchased only for the features and benefits other than tax deferral that are available under a tax-qualified contract, and not for the purpose of obtaining tax deferral. You should consult your own adviser regarding these features and benefits of the Contract prior to purchasing a tax-qualified
Contract.

If you do not purchase your Contract as a part of any tax-qualified pension plan, specially sponsored program or an individual retirement annuity, your Contract will be what is referred to as a NON-QUALIFIED CONTRACT.

The amount of your tax liability on the earnings under and the amounts received from either a tax-qualified or a non-qualified contract will vary depending on the specific tax rules applicable to your contract and your particular circumstances.

NON-QUALIFIED CONTRACTS - GENERAL TAXATION. Increases in the value of a non-qualified contract attributable to undistributed earnings are generally not taxable to the contract owner or the annuitant until a distribution (either a withdrawal or an income payment) is made from the contract. This tax deferral is generally not available under a non-qualified contract owned by a non-natural person (e.g., a corporation or certain other entities other than a trust holding the contract as an agent for a natural person). Loans based on a non-qualified contract are treated as distributions.

================================================================================
TAXES ON EARNINGS UNDER A NON-QUALIFIED CONTRACT ARE DEFERRED UNTIL DISTRIBUTED
IN A WITHDRAWAL, INCOME PAYMENT OR LOAN.  EARNINGS ARE ASSUMED TO BE THE FIRST
AMOUNT WITHDRAWN BUT INCOME PAYMENTS ARE ASSUMED TO BE PART EARNINGS AND PART
RETURN OF PREMIUM.
================================================================================

NON-QUALIFIED CONTRACTS - WITHDRAWALS AND INCOME PAYMENTS. Any withdrawal from a non-qualified contract is taxable as ordinary income to the extent it does not exceed the accumulated earnings under the contract. A part of each income payment under a nonqualified contract is generally treated as a non-taxable return of premium. The balance of each income payment is taxable as ordinary income. The amounts of the taxable and non-taxable portions of each income payment are determined based on the amount of the investment in the contract and the length of the period over which income payments are to be made. Income payments received after you have received all of your investment in the contract are fully taxable as ordinary income. Additional information is provided in the SAI.

The Code also imposes a 10% penalty on certain taxable amounts received under a non-qualified contract. This penalty tax will not apply to any amounts:

     o    paid on or after the date you reach age 59 1/2;

     o    paid to your beneficiary after you die;

     o paid if you become totally disabled (as that term is defined in the Code);

     o paid in a series of substantially equal payments made annually (or more frequently) for your life or for a period not exceeding your life expectancy or the life expectancy of a beneficiary;

     o    paid under an immediate annuity; or

     o    which come from premiums made prior to August 14, 1982.

================================================================================
WITHDRAWALS PRIOR TO AGE 59 1/2 MAY BE SUBJECT TO A PENALTY TAX.
================================================================================

TAX-QUALIFIED  CONTRACTS -  WITHDRAWALS  AND INCOME  PAYMENTS.  The Code imposes limits on loans, withdrawals, and income payments under tax-qualified contracts.
These  limits  and the tax  computation  rules are  summarized  in the SAI.  Any withdrawals under a tax-qualified  contract will be taxable except to the extent
they  are  allocable  to  an   investment   in  the  contract   (any   after-tax
contributions).  In most  cases,  there will be little or no  investment  in the contract for a tax-qualified  contract because contributions will have been made on a pre-tax or tax-deductible basis

================================================================================
WITHDRAWALS FROM TAX-QUALIFIED CONTRACTS ARE TAXABLE (OTHER THAN AFTER-TAX
CONTRIBUTIONS, IF ANY).
================================================================================

WITHDRAWALS - TAX-SHELTERED ANNUITIES. The Code limits the withdrawal of amounts attributable to purchase payments made under a salary reduction agreement from Tax-Sheltered Annuities. Withdrawals can only be made when an owner:

     o    reaches age 59 1/2;

     o    leaves his/her job;

     o    dies;

                                       38

     o    becomes disabled (as that term is defined in the Code); or

     o in the case of hardship. However, in the case of hardship, the owner can only withdraw the premium and not any earnings.

WITHDRAWALS - ROTH IRAs. Subject to certain limitations, individuals may also purchase a type of non-deductible IRA annuity known as a Roth IRA annuity.
Qualified distributions from Roth IRA annuities are entirely federal income tax free. A qualified distribution requires that the individual has held the Roth
IRA annuities for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on account of the individual's death or disability, or as a qualified first-time home purchase, subject to $10,000 lifetime maximum, for the individual, or for a spouse, child, grandchild, or ancestor.

CONSTRUCTIVE   WITHDRAWALS   -  INVESTMENT   ADVISER  FEES.   Withdrawals   from
non-qualified  contracts  for the  payment of  investment  adviser  fees will be considered  taxable  distributions  from the  contract.  In a series of  Private
Letter Rulings,  however, the Internal Revenue Service has held that the payment of investment adviser fees from a tax-qualified  contract need not be considered a distribution for income tax purposes. Under the facts in these Rulings:

     o there was a written agreement providing for payments of the fees solely from the annuity contract,

     o    the contract owner had no liability for the fees, and

     o    the fees were paid solely from the annuity contract to the adviser.

DEATH BENEFITS. None of the death benefits paid under the contract to the beneficiary will be tax-exempt life insurance benefits. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate or gift taxes may also apply.

================================================================================
DEATH BENEFITS ARE NOT LIFE INSURANCE.  ESTATE OR GIFT TAXES MAY ALSO APPLY.
================================================================================

STATUS OF EARNINGS PROTECTION BENEFIT AND THE OTHER OPTIONAL DEATH BENEFITS. We believe that current law permits the use of the Earnings Protection Benefit
Endorsement and other optional death benefits in IRA contracts because those benefits do not constitute life insurance. We have applied to the Internal
Revenue Service for written confirmation of this conclusion. We currently anticipate a favorable response to our request, but we have no certainty of the result. We will accept IRA contributions to purchase a contract with optional benefits, but until the receipt of a favorable determination from the IRS, the contract owners are subject to the risk of adverse tax treatment.

ASSIGNMENT.  An assignment of your Contract will  generally be a taxable  event.
Assignments of a tax-qualified contract may also be limited by the Code and the Employee Retirement Income Security Act of 1974, as amended. These limits are summarized in the SAI. You should consult your tax adviser prior to making any assignment of your Contract.

DIVERSIFICATION. The Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity contract. We believe that the underlying investments are being managed so as to comply with these requirements.

OWNER  CONTROL.  In three  Revenue  Rulings  issued  between 1977 and 1982,  the
Internal Revenue Service (IRS) held that where a contract holder had certain forms of actual or potential control over the investments held under a variable annuity contract, the contract owner had to be treated as the owner of those assets and thus taxable on the income and gains produced by those assets. A holder of a Contract will not have any of the specific types of control that were described in those Rulings. In addition, in 1999, the IRS announced that it would not apply the holdings of these Rulings to holders of tax-qualified contracts that hold mutual fund shares as investments. However, because of the continuing uncertainty as to the scope and application of these Rulings, we reserve the right to modify the Contract to the extent required to maintain favorable tax treatment.


                                       39

                                OTHER INFORMATION

================================================================================
SYSTEMATIC TRANSFERS FACILITATE A DOLLAR COST AVERAGING STRATEGY AND DO NOT
COUNT AGAINST YOUR 15 FREE TRANSFERS PER YEAR.
================================================================================

DOLLAR COST AVERAGING. If the amount allocated to the Investment Divisions plus the amount allocated to Fixed Accounts (other than the Indexed Fixed Option) is at least $15,000, you can arrange to have a regular amount of money periodically transferred automatically into the Investment Divisions and other Guaranteed
Fixed  Accounts  from the  Guaranteed  Fixed  Accounts or any of the  Investment
Divisions. In the case of transfers from the Guaranteed Fixed Accounts or Investment Divisions with a stable unit value to the Investment Divisions, this can let you pay a lower average cost per unit over time than you would receive if you made a one-time purchase. Transfers from the more volatile Investment
Divisions may not result in lower average costs and such Investment Divisions may not be an appropriate source of dollar cost averaging transfers in volatile markets. Certain restrictions may apply.

DOLLAR COST AVERAGING PLUS (DCA+). DCA+ Fixed Accounts are "source accounts" designed for dollar cost averaging transfers to Investment Divisions or systematic transfers to other Guaranteed Fixed Accounts. DCA+ Fixed Accounts are credited with an enhanced interest rate. If a DCA+ Fixed Account is selected, funds in the DCA+ Fixed Accounts will be systematically transferred to the Investment Divisions or other Guaranteed Fixed Accounts chosen over the DCA+ term selected.

EARNINGS  SWEEP.  You can choose to move your earnings from the source  accounts
(only  applicable from the 1-year  Guaranteed Fixed Account Option and the Money
Market sub-account).

REBALANCING.  You can arrange to have us automatically  reallocate your contract
value  among  Investment  Divisions   periodically  to  maintain  your  selected
allocation percentages.  You may cancel a Dollar Cost Averaging,  Earnings Sweep or  Rebalancing  program  using  whatever  methods  that you use to change  your allocation instructions.

FREE LOOK. You may return your Contract to the selling agent or us within ten days (or longer if required by your state) after receiving it. We will return

     o    the contract value, PLUS

     o any fees (other than asset-based fees) and expenses deducted from the premiums MINUS

     o    any applicable Contract Enhancement recapture charges.

We will determine the contract value in the Investment Divisions as of the date we receive your Contract if you mail it to us or the date you return it to the selling agent. We will return premium payments where required by law.

================================================================================
YOUR CONTRACT HAS A FREE LOOK PERIOD OF 10 DAYS (OR LONGER, IF REQUIRED BY YOUR
STATE).
================================================================================

ADVERTISING. From time to time, we may advertise several types of performance of the Investment Divisions.

     o TOTAL RETURN is the overall change in the value of an investment in an Investment Division over a given period of time.

     o STANDARDIZED AVERAGE ANNUAL TOTAL RETURN is calculated in accordance with SEC guidelines.

     o NON-STANDARDIZED TOTAL RETURN may be for periods other than those required by, or may otherwise differ from, standardized average annual total return. For example, if a Fund has been in existence longer than the Investment Division, we may show non-standardized performance for periods that begin on the inception date of the Fund, rather than the inception date of the Investment Division.

     o YIELD refers to the income generated by an investment over a given period of time.

================================================================================
WE MAY ADVERTISE SEVERAL TYPES OF PERFORMANCE OF THE INVESTMENT DIVISIONS.
================================================================================

Performance will be calculated by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the


                                       40

value of the accumulation unit at the beginning of the period.  Performance will reflect the  deduction  of the  mortality  and expense  risk and  administration charges and may reflect the  deduction of contract  maintenance  and  withdrawal
charges,   but  will  not  reflect  charges  for  optional  features  except  in performance  data used in sales materials that promote those optional  features.
The deduction of withdrawal  charges  and/or the charges for optional  features, would reduce the percentage increase or make greater any percentage decrease.

================================================================================
WE RESERVE THE RIGHT TO LIMIT MARKET TIMING TRANSFERS THAT WE BELIEVE WILL
DISADVANTAGE OTHER CONTRACT OWNERS.
================================================================================

MARKET TIMING AND ASSET ALLOCATION SERVICES.  Market timing and asset allocation services  must comply with our  administrative  systems,  rules and  procedures.
Prior to utilizing the market  timing and asset  allocation  services,  a market timing agreement,  which sets forth certain conditions,  must be signed. Because excessive trades in a Fund can hurt its performance and harm contract owners, we reserve the right to refuse any transfer requests from a market timing and asset
allocation   service  or  other   non-contract   owners  that  we  believe  will
disadvantage the Fund or the contract owners.

Market timing or asset allocation  services may conflict with transactions under
JNL's  dollar  cost  averaging  program,   earnings  sweep  program,   automatic
rebalancing   program  or  systematic   withdrawal   program  (the  "Programs").
Accordingly,  when JNL receives  notice that you have authorized a market timing or asset  allocation  service to effect  transactions  on your behalf,  JNL will automatically  terminate your participation in any Program in which you are then enrolled, unless you authorize us in writing to continue your participation.

RESTRICTIONS UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM (ORP). Contracts issued
to   participants  in  ORP  contain   restrictions   required  under  the  Texas
Administrative Code. In accordance with those restrictions, a participant in ORP
will  not  be  permitted  to  make  withdrawals  prior  to  such   participant's
retirement,  death,  attainment of age 70 1/2 or  termination of employment in a
Texas public institution of higher education.  The restrictions on withdrawal do not apply in the event a  participant  in ORP  transfers  the contract  value to another  approved  contract  or vendor  during the period of ORP  participation.
These  requirements  will  apply  to  any  other  jurisdiction  with  comparable requirements.

MODIFICATION OF YOUR CONTRACT. Only our President, Vice President,  Secretary or
Assistant Secretary may approve a change to or waive a provision of your Contract. Any change or waiver must be in writing. We may change the terms of your Contract without your consent in order to comply with changes in applicable law, or otherwise as we deem necessary.

LEGAL PROCEEDINGS. Jackson National is a defendant in a number of civil proceedings substantially similar to other litigation brought against many life insurers alleging misconduct in the sale of insurance products. These matters are sometimes referred to as market conduct litigation. The litigation against JNL seeks to certify various classes of policyholders who purchased either life insurance or annuity products from JNL during some period from 1981 to present.
JNL has retained national and local counsel experienced in the handling of such litigation, and has obtained favorable rulings in prior similar cases. However, at this time, it is not feasible to make a meaningful estimate of the amount or range of loss that could result from an unfavorable outcome in such actions.

                                 Privacy Policy

COLLECTION OF NONPUBLIC PERSONAL INFORMATION. We collect nonpublic personal information (financial and health) about you from some or all of the following sources:

o Information we receive from you on applications or other forms;
o Information about your transactions with us;
o Information we receive from a consumer reporting agency;
o Information we obtain from others in the process of verifying information you provide us; and
o Individually identifiable health information, such as your medical history when you have applied for a life insurance policy.

                                       41

DISCLOSURE OF CURRENT AND FORMER CUSTOMER  NONPUBLIC  PERSONAL  INFORMATION.  We
will  not  disclose  our  current  and  former  customers'   nonpublic  personal
information to affiliated or nonaffiliated third parties, EXCEPT AS PERMITTED BY
LAW. TO THE EXTENT  PERMITTED  BY LAW, WE MAY DISCLOSE to either  affiliated  or nonaffiliated third parties all of the nonpublic personal financial  information that we collect about our customers, as described above.

In general, any disclosures to affiliated or nonaffiliated parties will be for the purpose of them providing services for us so that we may more efficiently administer your Contract and process the transactions and services you request.
WE DO NOT SELL INFORMATION TO EITHER AFFILIATED OR NON-AFFILIATED PARTIES.

We also share customer name and address information with unaffiliated mailers to
assist  in  the  mailing  of  company   newsletters  and  other  Contract  owner
communications.  Our agreements  with these third party mailers  require them to use this  information  responsibly  and  restrict  their  ability  to share this information with other parties.

SECURITY TO PROTECT THE  CONFIDENTIALITY OF NONPUBLIC PERSONAL  INFORMATION.  We
HAVE SECURITY PRACTICES AND PROCEDURES in place to prevent unauthorized access to your nonpublic personal information. Our practices of safeguarding your information help protect against the criminal use of the information. Our employees are bound by a Code of Conduct requiring that all information be kept in strict confidence, and they are subject to disciplinary action for violation of the Code.

We RESTRICT ACCESS to nonpublic personal information about you to those employees who need to know that information to provide products or services to you. We MAINTAIN PHYSICAL, ELECTRONIC, AND PROCEDURAL SAFEGUARDS that comply with federal and state regulations to guard your nonpublic personal information.


                                       42



                              TABLE OF CONTENTS OF
                     THE STATEMENT OF ADDITIONAL INFORMATION

                           General Information and History ...............................................        2

                           Services .....................................................................         2

                           Purchase of Securities Being Offered .........................................         3

                           Underwriters .................................................................         3

                           Calculation of Performance ...................................................         3

                           Additional Tax Information ....................................................       18

                           Net Investment Factor .........................................................       18

                           Financial Statements ..........................................................       20

                                       43




                                   APPENDIX A

DOW JONES DOES NOT:

o    Sponsor,  endorse,  sell or promote the First Trust/JNL The DowSM Target 10
     Fund.

o    Recommend that any person invest in the First/JNL Trust The DowSM Target 10
     Fund or any other securities.

o Have any responsibility or liability for or make any decisions about the timing, amount or pricing of the First Trust/JNL The DowSM Target 10 Fund.

o Have any responsibility or liability for the administration, management or marketing of the First Trust/JNL The DowSM Target 10 Fund.

o Consider the needs of the First Trust/JNL The DowSM Target 10 Fund in determining, composing or calculating the DJIA or have any obligation to do so.

----------------------------------------------------------------------------------------------------
DOW JONES WILL NOT HAVE ANY LIABILITY IN CONNECTION WITH THE FIRST TRUST/JNL THE
DOWSM TARGET 10 FUND.  SPECIFICALLY,

     o    DOW JONES  DOES NOT MAKE ANY  WARRANTY,  EXPRESS OR  IMPLIED,  AND DOW
          JONES DISCLAIMS ANY WARRANTY ABOUT:

          o    THE  RESULTS  TO BE  OBTAINED  BY THE FIRST  TRUST/JNL  THE DOWSM
               TARGET  10 FUND,  THE  OWNERS OF THE  FIRST  TRUST/JNL  THE DOWSM
               TARGET 10 FUND OR ANY OTHER PERSON IN CONNECTION  WITH THE USE OF
               THE DJIA AND THE DATA INCLUDED IN THE DJIA;

          o    THE ACCURACY OR COMPLETENESS OF THE DJIA AND ITS DATA;

          o    THE  MERCHANTABILITY  AND THE FITNESS FOR A PARTICULAR PURPOSE OR
               USE OF THE DJIA AND ITS DATA.

o    DOW JONES WILL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS
     IN THE DJIA OR ITS DATA.

o    UNDER NO  CIRCUMSTANCES  WILL DOW JONES BE LIABLE  FOR ANY LOST  PROFITS OR
     INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF DOW
     JONES KNOWS THAT THEY MIGHT OCCUR.

o    THE LICENSING  AGREEMENT BETWEEN FIRST TRUST ADVISORS L.P.  (SUB-ADVISER TO
     THE JNL  VARIABLE  FUND LLC) AND DOW JONES IS SOLELY FOR THEIR  BENEFIT AND
     NOT FOR THE BENEFIT OF THE OWNERS OF THE FIRST  TRUST/JNL  THE DOWSM TARGET
     10 FUND OR ANY OTHER THIRD PARTIES.

--------------------------------------------------------------------------------



                                      A-1





                                   APPENDIX B
---------------------------------------------------------------------------------------------------------------------------------
JNL EXAMPLE 1
---------------------------------------------------------------------------------------------------------------------------------
                   100,000.00  : Premium
                        6.00%  : Withdrawal Charge Year 4
                        4.00%  : Contract Enhancement
                        2.50%  : Recapture Charge Year 4
                        5.50%  : Net Return

AT END OF YEAR 4
                   128,837.76  : Contract Value at end of year 4
                   100,000.00  : Net Withdrawal requested

                    28,837.76  : Earnings
                    77,772.94  : Premium withdrawn (grossed up to account for Withdrawal Charge and Recapture Charge)
                    ---------
                   106,610.70  : Total Gross Withdrawal

                   106,610.70  : Total Gross Withdrawal
                    -4,666.38  : Withdrawal Charge
                    -1,944.32  : Recapture Charge
                   ----------
                   100,000.00  : Total Net Withdrawal
---------------------------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------------------------
JNL EXAMPLE 2
---------------------------------------------------------------------------------------------------------------------------------
                      10/1/01
                   100,000.00  : Premium
                        7.00%  : Withdrawal Charge Contribution Year 3
                        2.50%  : Recapture Charge Contribution Year 3
                      12/1/01
                   100,000.00  : Premium
                        8.00%  : Withdrawal Charge Contribution Year 2
                        4.00%  : Recapture Charge Contribution Year 2

                        4.00%  : Contract Enhancement
                        0.00%  : Net Return

                      11/1/03
                   208,000.00  : Contract Value
                   150,000.00  : Net Withdrawal Requested

                     8,000.00  : Earnings
                    12,000.00  : 10% Additional Free Withdrawal amount
                    100,000.00 : Premium 1 withdrawn (grossed up to account for Withdrawal Charge and Recapture Charge)
                     44,886.36 : Premium 2 withdrawn (grossed up to account for Withdrawal Charge and Recapture Charge)
                     ---------
                    164,886.36 : Total Gross Withdrawal

                   164,886.36  : Total Gross Withdrawal
                    -7,000.00  : Withdrawal Charge from Premium 1
                    -2,500.00  : Recapture Charge from Premium 1
                    -3,590.91  : Withdrawal Charge from Premium 2
                    -1,795.45  : Recapture Charge from Premium 2
                    ---------
                   150,000.00  : Total Net Withdrawal
---------------------------------------------------------------------------------------------------------------------------------





                                       B-1

------------------------------------------------------------------------------------------------------------------------------------
QUESTIONS:   If you have any questions about your Contract, you may contact us at:

ANNUITY SERVICE CENTER:                                   1 (800) 766-4683

         MAIL ADDRESS:                                    P.O. Box 378002, Denver, Colorado  80237-8002

         DELIVERY ADDRESS:                                8055 East Tufts Avenue, Second Floor, Denver,
                                                          Colorado 80237

INSTITUTIONAL MARKETING
GROUP SERVICE CENTER:                                     1 (800) 777-7779

         MAIL ADDRESS:                                    P.O. Box 30386, Lansing, Michigan  48909-9692

         DELIVERY ADDRESS:                                1 Corporate Way, Lansing, Michigan  48951
                                                          Attn:  IMG

HOME OFFICE:                                              1 Corporate Way, Lansing, Michigan  48951
------------------------------------------------------------------------------------------------------------------------------------

                       STATEMENT OF ADDITIONAL INFORMATION


                                   MAY 1, 2002



                          INDIVIDUAL AND GROUP DEFERRED
                      FIXED AND VARIABLE ANNUITY CONTRACTS
               ISSUED BY THE JACKSON NATIONAL SEPARATE ACCOUNT - I
                   OF JACKSON NATIONAL LIFE INSURANCE COMPANY



This Statement of Additional Information (SAI) is not a prospectus. It contains information in addition to and more detailed than set forth in the Prospectus and should be read in conjunction with the Prospectus dated May 1, 2002. The Prospectus may be obtained from Jackson National Life Insurance Company by writing P.O. Box 378002, Denver, Colorado 80237-8002, or calling 1-800-766-4683.
Not all Investment Divisions described in this SAI may be available for investment.





                                                  TABLE OF CONTENTS
                                                                                                               Page

General Information and History...................................................................................2
Services..........................................................................................................2
Purchase of Securities Being Offered..............................................................................3
Underwriters......................................................................................................3
Calculation of Performance........................................................................................3
Additional Tax Information........................................................................................9
Net Investment Factor ...........................................................................................20
Financial Statements ............................................................................................22





GENERAL INFORMATION AND HISTORY

Jackson National Separate Account - I (Separate Account) is a separate investment account of Jackson National Life Insurance Company (Jackson
National). Jackson National is a wholly-owned subsidiary of Brooke Life
Insurance Company and is ultimately a wholly-owned subsidiary of Prudential plc, London, England, a life insurance company in the United Kingdom.

The S&P/JNL Divisions are not sponsored, endorsed, sold or promoted by Standard
& Poor's, a division of The McGraw-Hill Companies, Inc. (S&P). S&P makes no representation or warranty, express or implied, to the owners of the Divisions or any member of the public regarding the advisability of investing in securities generally or in the Divisions particularly or the ability of the S&P
500 Index and the S&P 400 Index to track general stock market performance. S&P's only relationship to the Separate Account (Licensee) is the licensing of certain trademarks and trade names of S&P and of the S&P 500 and S&P 400 Index which are determined, composed and calculated by S&P without regard to the Licensee or the Divisions. S&P has no obligation to take the needs of the Licensee or the owners of the Divisions into consideration in determining, composing or calculating the S&P 500 and S&P 400 Indexes. S&P is not responsible for and has not participated in the determination of the prices and amount of the Divisions or the timing of the issuance or sale of the Divisions or in the determination or calculation of the equation by which the Divisions are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Divisions.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX
AND THE S&P INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY
FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY,
EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE
DIVISIONS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX AND
S&P 400 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED
WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS
FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX AND THE S&P
400 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING,
IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR
CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE
POSSIBILITY OF SUCH DAMAGES.

SERVICES

Jackson National keeps the assets of the Separate Account. Jackson National holds all cash of the Separate Account and attends to the collection of proceeds of shares of the underlying funds bought and sold by the Separate Account.

KPMG LLP, 90 South Seventh Street, Minneapolis, Minnesota 55402, serves as independent accountants for the separate account.

                                       2

Jorden Burt LLP of Washington, D.C. has provided advice on certain matters relating to the federal securities and income tax laws in connection with the contracts described in the Prospectus.

PURCHASE OF SECURITIES BEING OFFERED

The contracts will be sold by licensed insurance agents in states where the contracts may be lawfully sold. The agents will be registered representatives of broker-dealers that are registered under the Securities Exchange Act of 1934 and members of the National Association of Securities Dealers, Inc. (NASD).

UNDERWRITERS

The contracts are offered continuously and are distributed by Jackson National
Life Distributors, Inc. (JNLD), 401 Wilshire Boulevard, Suite 1200, Santa
Monica, California 90401. JNLD is a subsidiary of Jackson National. No underwriting commissions are paid by Jackson National to JNLD.

CALCULATION OF PERFORMANCE

When Jackson National advertises performance for an investment division (except the PPM America/JNL Money Market Division), we will include quotations of standardized average annual total return to facilitate comparison with standardized average annual total return advertised by other variable annuity separate accounts. Standardized average annual total return for an investment division will be shown for periods beginning on the date the investment division first invested in the corresponding series. We will calculate standardized average annual total return according to the standard methods prescribed by rules of the Securities and Exchange Commission.

Standardized average annual total return for a specific period is calculated by taking a hypothetical $1,000 investment in an investment division at the offering on the first day of the period ("initial investment") and computing the average annual compounded rate of return for the period that would equate the initial investment with the ending redeemable value ("redeemable value") of that investment at the end of the period, carried to at least the nearest hundredth of a percent. Standardized average annual total return reflects the deduction of all recurring charges that are charged to all contracts. The redeemable value also reflects the effect of any applicable withdrawal charge that may be imposed at the end of the period. No deduction is made for premium taxes which may be assessed by certain states.

The standardized average annual total returns for each Division (except the PPM
America/JNL Money Market Division) for contracts with maximum charges (includes deduction of insurance charges and the administration charge, but excludes the deduction for the 5-year withdrawal charge option) for the periods ended
December 31, 2001, are as follows (more recent returns may be more or less than the stated returns due to market volatility):


                                       3

                                                                                                               SINCE INCEPTION OF
                                                                         ONE YEAR           FIVE YEARS        INVESTMENT DIVISION
                                                                         ---------          -----------             --------
AIM/JNL Large Cap Growth Division(11)                                       N/A                 N/A                  0.64%
AIM/JNL Small Cap Growth Division(11)                                       N/A                 N/A                  6.91%
AIM/JNL Premier Equity II Division(11)                                      N/A                 N/A                  1.43%
Alger/JNL Growth Division(1)                                              -22.78%              9.95%                 9.55%
Alliance Capital/JNL Growth Division (4)                                  -25.32%               N/A                -28.26%
Eagle/JNL Core Equity Division(2)                                         -20.70%              8.08%                 8.78%
Eagle/JNL SmallCap Equity Division(2)                                     -0.41%               4.79%                 7.32%
Janus/JNL Aggressive Growth Division(1)                                   -40.57%             10.33%                11.65%
Janus/JNL Balanced Division(4)                                           -15.50 %               N/A                -11.45%
Janus/JNL Capital Growth Division(1)                                      -50.29%              2.94%                 6.44%
Janus/JNL Global Equities Divison(1)                                      -34.03%              5.81%                10.43%
Lazard/JNL Mid Cap Value Division(11)                                       N/A                 N/A                  3.21%
Lazard/JNL Small Cap Value Division(11)                                     N/A                 N/A                  4.72%
Oppenheimer/JNL Global Growth Division(10)                                  N/A                 N/A                -17.45%
Oppenheimer/JNL Growth Division(10)                                         N/A                 N/A                -16.00%
PIMCO/JNL Total Return Bond Division(11)                                    N/A                 N/A                -10.24%
PPM America/JNL Balanced Division(1)                                      -0.82%               5.87%                 7.17%
PPM America/JNL High Yield Bond Division(1)                               -5.60%               0.37%                 2.63%
Putnam/JNL Equity Division(1)                                             -35.50%              2.15%                 6.74%
Putnam/JNL International Equity Division(1)                               -30.89%             -2.19%                 0.79%
Putnam/JNL Midcap Growth Division(4)                                      -37.41%               N/A                -25.46%
Putnam/JNL Value Equity Division1                                         -17.28%              2.91%                 6.96%
Salomon Brothers/JNL Global Bond Division(1)                               -4.48%              2.34%                 4.63%
Salomon Brothers/JNL U.S. Government & Quality
   Bond Division(1)                                                        -4.29%              3.37%                 3.37%
S&P/JNL Conservative Growth Division I(5)                                 -15.71%               N/A                  0.14%
S&P/JNL Moderate Growth Division I(6)                                     -18.27%               N/A                  0.65%
S&P/JNL Aggressive Growth Division I(6)                                   -21.43%               N/A                  0.64%
S&P/JNL Very Aggressive Growth Division I(7)                              -24.50%               N/A                  0.54%
S&P/JNL Equity Growth Division I(8)                                       -25.07%               N/A                 -1.11%
S&P/JNL Equity Aggressive Growth Division I(9)                            -24.53%               N/A                 -0.61%
T. Rowe Price/JNL Established Growth Division(1)                          -21.10%              9.08%                11.27%
T. Rowe Price/JNL Mid-Cap Growth Division(1)                              -12.58%             10.03%                12.44%
T. Rowe Price/JNL Value Division(4)                                       -10.37%               N/A                  0.35%
First Trust/JNL the DowSM Target 10 Division(3)                           -13.99%               N/A                -10.14%

1    Corresponding series commenced operations on October 16, 1995.
2    Corresponding series commenced operations on September 16, 1996.
3    Corresponding series commenced operations on July 6, 1999.
4    Corresponding series commenced operations on May 1, 2000.


                                       4

5    Corresponding series commenced operations on April 9, 1998.
6    Corresponding series commenced operations on April 8, 1998.
7    Corresponding series commenced operations on April 1, 1998.
8    Corresponding series commenced operations on April 13, 1998.
9    Corresponding series commenced operations on April 15, 1998.
10   Corresponding series commenced operations on May 1, 2001.
11   Corresponding series commenced operations on October 29, 2001.

The GMIB charge is not deducted because of the number of variables involved in the calculation that would apply on an individual contract basis. The charge is ..10 basis points each quarter applied to the Benefit Base, as defined in the prospectus.

Jackson National may also advertise non-standardized total return on an annualized and nonannualized (cumulative) basis. Non-standardized total return may be for periods other than those required to be presented or may otherwise differ from standardized average annual total return. The contract is designed for long-term investment; therefore, Jackson National believes that non-standardized total return that does not reflect the deduction of any applicable withdrawal charge may be useful to investors. Reflecting the deduction of the withdrawal charge decreases the level of performance advertised. Non-standardized total return may also assume a larger initial investment which more closely approximates the size of a typical contract.

The non-standardized average annual total returns that each investment division
(except the PPM America/JNL Money Market Division) would have achieved if it had been invested in the corresponding series for the periods ending December 31, 2001, calculated in a manner similar to standardized average annual total return but assuming a hypothetical initial investment of $10,000 and without deducting the contract maintenance charge or the withdrawal charge, are shown in the table below. The table shows non-standardized returns for contracts with no optional endorsements.

           NON-STANDARDIZED RETURN FOR A CONTRACT WITH NO ENDORSEMENTS

                                                                      One Year Period
                                                                      Ended December     Five Years Period
                                                                            31,          Ended December 31,    Since Inception of
                                                                           2001                 2001          Investment Division
                                                                      --------------       --------------          --------
AIM/JNL Large Cap Growth Division(11)                                       N/A                 N/A                  9.48%
AIM/JNL Small Cap Growth Division(11)                                       N/A                 N/A                 15.77%
AIM/JNL Premier Equity II Division(11)                                      N/A                 N/A                 10.28%
Alger/JNL Growth Division(1)                                              -12.98%              12.07%               11.32%
Alliance Capital/JNL Growth Division (4)                                  -15.55%               N/A                -21.27%
Eagle/JNL Core Equity Division(2)                                         -10.86%              10.21%               10.86%
Eagle/JNL SmallCap Equity Division(2)                                       9.72%               6.96%                9.42%
Janus/JNL Aggressive Growth Division(1)                                   -31.01%              12.45%               13.42%
Janus/JNL Balanced Division(4)                                             -5.59%                N/A                -4.98%
Janus/JNL Capital Growth Division(1)                                      -40.88%               5.12%                8.19%


                                       5

                                                                      One Year Period
                                                                      Ended December     Five Years Period
                                                                            31,          Ended December 31,    Since Inception of
                                                                           2001                 2001          Investment Division
                                                                      --------------       --------------          --------
Janus/JNL Global Equtities Division(1)                                    -24.38%               7.97%               12.19%
Lazard/JNL Mid Cap Value Division(11)                                       N/A                  N/A                12.06%
Lazard/JNL Small Cap Value Division(11)                                     N/A                  N/A                13.57%
Oppenheimer/JNL Global Growth Division(10)                                  N/A                  N/A                -8.01%
Oppenheimer/JNL Growth Division(10)                                         N/A                  N/A                -6.54%
PIMCO/JNL Total Return Bond Division(11)                                    N/A                  N/A                -1.42%
PPM America/JNL Balanced Division(1)                                        9.30%               8.02%                8.92%
PPM America/JNL High Yield Bond Division(1)                                 4.45%               2.60%                4.39%
Putnam/JNL Equity Division(1)                                             -25.87%               4.35%                8.50%
Putnam/JNL International Equity Division(1)                               -21.20%               0.09%                2.54%
Putnam/JNL Midcap Growth Division(1)                                      -27.81%                N/A               -18.58%
Putnam/JNL Value Equity Division(1)                                        -7.40%               5.10%                8.72%
Salomon Brothers/JNL Global Bond Division(1)                                5.59%               4.53%                6.38%
Salomon Brothers/JNL U.S. Government & Quality Bond
   Bond Division(1)                                                         5.78%               5.55%                5.12%
S&P/JNL Conservative Growth Division I(5)                                  -5.80%                N/A                 3.17%
S&P/JNL Moderate Growth Division I(6)                                      -8.40%                N/A                 3.67%
S&P/JNL Aggressive Growth Division I(6)                                   -11.61%                N/A                 3.65%
S&P/JNL Very Aggressive Growth Division I(7)                              -14.72%                N/A                 3.55%
S&P/JNL Equity Growth Division I(8)                                       -15.29%                N/A                 1.96%
S&P/JNL Equity Aggressive Growth Division I(9)                            -14.75%                N/A                 2.45%
T. Rowe Price/JNL Established Growth Division(1)                          -11.27%              11.20%               13.04%
T. Rowe Price/JNL Mid-Cap Growth Division(1)                               -2.62%              12.15%               14.22%
T. Rowe Price/JNL Value Division(4)                                        -0.38%                N/A                 6.59%
First Trust/JNL the DowSM Target 10 Division(3)                            -4.05%                N/A                -5.57%

1    Corresponding series commenced operations on October 16, 1995.
2    Corresponding series commenced operations on September 16, 1996.
3    Corresponding series commenced operations on July 6, 1999.
4    Corresponding series commenced operations on May 1, 2000.
5    Corresponding series commenced operations on April 9, 1998.
6    Corresponding series commenced operations on April 8, 1998.
7    Corresponding series commenced operations on April 1, 1998.
8    Corresponding series commenced operations on April 13, 1998.
9    Corresponding series commenced operations on April 15, 1998.
10   Corresponding series commenced operations on May 1, 2001.
11   Corresponding series commenced operations on October 29, 2001.

Prior to May 1, 1997, the PPM America/JNL Balanced Division was the JNL/Phoenix
Investment Counsel Balanced Division and the corresponding fund was sub-advised by Phoenix Investment Counsel, Inc., the Putnam/JNL Equity Division was the


                                       6

JNL/Phoenix Investment Counsel Growth Division and the corresponding fund was sub-advised by Phoenix Investment Counsel, Inc., and the Putnam/JNL Value Equity
Division was the PPM America/JNL Value Equity Division and the corresponding fund was sub-advised by PPM America, Inc.

Prior to May 1, 2000, the Putnam/JNL International Equity Division was the T.
Rowe Price/JNL International Equity Fund and the corresponding series was sub-advised by Rowe Price-Fleming International, Inc.

Standardized average annual total return quotations will be current to the last day of the calendar quarter preceding the date on which an advertisement is submitted for publication. Both standardized average annual total return quotations and non-standardized total return quotations will be based on rolling calendar quarters and will cover at least periods of one, five, and ten years, or a period covering the time the investment division has been in existence, if it has not been in existence for one of the prescribed periods.

Quotations of standardized average annual total return and non-standardized total return are based upon historical earnings and will fluctuate. Any quotation of performance should not be considered a guarantee of future performance. Factors affecting the performance of an investment division and its corresponding series include general market conditions, operating expenses and investment management. An owner's withdrawal value upon surrender of a contract may be more or less than its original cost.

Jackson National may advertise the current annualized yield for a 30-day period for an investment division. The annualized yield of an investment division refers to the income generated by the investment division over a specified
30-day period. Because this yield is annualized, the yield generated by an investment division during the 30-day period is assumed to be generated each 30-day period. The yield is computed by dividing the net investment income per accumulation unit earned during the period by the price per unit on the last day of the period, according to the following formula:

         [OBJECT OMITTED]

Where:

      a           =       net investment  income earned during the period by the series  attributable  to shares owned by the investment division.
      b           =       expenses for the investment division accrued for the period (net of reimbursements).
      c           =       the average daily number of accumulation units outstanding during the period.
      d           =       the maximum offering price per accumulation unit on the last day of the period.

                                       7

Net investment income will be determined in accordance with rules established by the Securities and Exchange Commission. Accrued expenses will include all recurring fees that are charged to all contracts.

The yield for the 30-day period ended December 31, 2001, for each of the referenced investment divisions is as follows:

PPM America/JNL Balanced Division                                                                  1.11%
PPM America/JNL High Yield Bond Division                                                           6.53%
Salomon Brothers/JNL Global Bond Division                                                          4.96%
Salomon Brothers/JNL U.S. Government & Quality Bond Division                                       3.04%

Because of the charges and deductions imposed by the Separate Account, the yield for an investment division will be lower than the yield for the corresponding series. The yield on amounts held in the investment division normally will fluctuate over time. Therefore, the disclosed yield for any given period is not an indication or representation of future yields or rates of return. An investment division's actual yield will be affected by the types and quality of portfolio securities held by the series and the series operating expenses.

Any current yield quotations of the PPM America/JNL Money Market Division will consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. We may advertise yield for the Division based on different time periods, but we will accompany it with a yield quotation based on a seven calendar day period. The PPM America/JNL Money Market Division's yield will be calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one accumulation unit at the beginning of the base period, subtracting a hypothetical charge reflecting deductions from contracts, and dividing the net change in account value by the value of the account at the beginning of the period to obtain a base period return and multiplying the base period return by (365/7). The PPM America/JNL Money Market Division's effective yield is computed similarly but includes the effect of assumed compounding on an annualized basis of the current yield quotations of the Division. The PPM America/JNL Money
Market Division's yield and effective yield for the seven-day period ended
December 31, 2001, were -0.12% and 0.12%, respectively.

The PPM America/JNL Money Market Division's yield and effective yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the series' portfolio, portfolio quality and average maturity, changes in interest rates, and the series' expenses. Although the investment division determines its yield on the basis of a seven calendar day period, it may use a different time period on occasion. The yield quotes may reflect the expense limitations described in the series' Prospectus or Statement of Additional Information. There is no assurance that the yields quoted on any given occasion will be maintained for any period of time and there is no guarantee that the net asset values will remain constant. It should be noted that neither a contract owner's investment in the PPM America/JNL Money Market
Division nor that Division's investment in the PPM America/JNL Money Market
Series is guaranteed or insured. Yields of other money market funds may not be comparable if a different base or another method of calculation is used.

                                       8

ADDITIONAL TAX INFORMATION

NOTE: INFORMATION CONTAINED HEREIN SHOULD NOT BE SUBSTITUTED FOR THE ADVICE OF A
PERSONAL TAX ADVISER. JACKSON NATIONAL DOES NOT MAKE ANY GUARANTEE REGARDING THE
TAX STATUS OF ANY CONTRACT OR ANY TRANSACTION INVOLVING THE CONTRACTS.
PURCHASERS BEAR THE COMPLETE RISK THAT THE CONTRACTS MAY NOT BE TREATED AS
"ANNUITY CONTRACTS" UNDER FEDERAL INCOME TAX LAWS. IT SHOULD BE FURTHER
UNDERSTOOD THAT THE FOLLOWING DISCUSSION IS NOT EXHAUSTIVE AND THAT OTHER
SPECIAL RULES MAY BE APPLICABLE IN CERTAIN SITUATIONS. MOREOVER, NO ATTEMPT HAS
BEEN MADE TO CONSIDER ANY APPLICABLE STATE OR OTHER TAX LAWS.

GENERAL

Section 72 of the Internal Revenue Code of 1986, as amended (the "Code"), governs taxation of annuities in general. An individual owner is not taxed on increases in the value of a contract until distribution occurs, either in the form of a withdrawal or as annuity payments under the annuity option elected.
For a withdrawal received as a total surrender (total redemption or a death benefit), the recipient is taxed on the portion of the payment that exceeds the cost basis of the contract. For a payment received as a partial withdrawal, federal tax liability is generally determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the contract is withdrawn. For contracts issued in connection with non-qualified plans, the cost basis is generally the premiums, while for contracts issued in connection with tax-qualified plans there may be no cost basis. The taxable portion of a withdrawal is taxed at ordinary income tax rates. Tax penalties may also apply.

For annuity payments, a portion of each payment in excess of an exclusion amount is includable in taxable income. All annuity payments in excess of the exclusion amount are fully taxable at ordinary income rates.

The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the contract
(adjusted for any period certain or refund feature) bears to the expected return under the contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the contract
(adjusted for any period certain or refund guarantee) by the fixed or estimated number of years for which annuity payments are to be made. No exclusion is allowed with respect to any payments received after the investment in the contract has been recovered (i.e., when the total of the excludable amounts equals the investment in the contract). For certain types of tax-qualified plans there may be no cost basis in the contract within the meaning of Section 72 of the Code.

The taxable portion is taxed at ordinary income tax rates. Owners, annuitants and beneficiaries under the contracts should seek competent financial advice about the tax consequences of distributions.

                                       9

Jackson National is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from Jackson National and its operations form a part of Jackson National.

WITHHOLDING TAX ON DISTRIBUTIONS

The Code generally requires Jackson National (or, in some cases, a plan administrator) to withhold tax on the taxable portion of any distribution or withdrawal from a contract. For "eligible rollover distributions" from contracts issued under certain types of tax-qualified plans, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" to another eligible plan in a direct transfer. This requirement is mandatory and cannot be waived by the owner.

An "eligible rollover distribution" is the taxable portion of any amount received by a covered employee from a plan qualified under Section 401(a) or 403(a) of the Code, from a tax sheltered annuity qualified under Section 403(b) of the Code or an eligible deferred compensation plan of a state or local government under Section 457(b) (other than (1) a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee, and his or her designated beneficiary, or for a specified period of ten years or more; (2) minimum distributions required to be made under the Code;
and (3) hardship withdrawals). Failure to "roll over" the entire amount of an eligible rollover distribution (including an amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a penalty tax on premature withdrawals, described later in this section.

Withdrawals or distributions from a contract other than eligible rollover distributions are also subject to withholding on the estimated taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming 3 withholding exemptions.

Generally, the amount of any payment of interest to a non-resident alien of the United States shall be subject to withholding of a tax equal to thirty (30%) percent of such amount or, if applicable, a lower treaty rate. A payment may not be subject to withholding where the recipient sufficiently establishes that such payment is effectively connected to the recipient's conduct of a trade or business in the United States and such payment is included in the recipient's gross income.

DIVERSIFICATION -- SEPARATE ACCOUNT INVESTMENTS

Section 817(h) of the Code imposes certain asset diversification standards on variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments held in any segregated asset account


                                       10

underlying the contract are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury
Department"). Disqualification of the contract as an annuity contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the contract prior to the receipt of payments under the contract.
The Code contains a safe harbor provision which provides that annuity contracts, such as the Contracts, meet the diversification requirements if, as of the close of each calendar quarter, the underlying assets meet the diversification standards for a regulated investment company, and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

The Treasury Department has issued Regulations establishing diversification requirements for the mutual funds underlying variable contracts. These
Regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under these Regulations, a mutual fund will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the mutual fund is represented by any one investment; (2) no more than 70% of the value of the total assets of the mutual fund is represented by any two investments; (3) no more than 80% of the value of the total assets of the mutual fund is represented by any three investments; and (4) no more than 90% of the value of the total assets of the mutual fund is represented by any four investments.

Jackson National intends that each series of the JNL Series Trust will be managed by its respective investment adviser in such a manner as to comply with these diversification requirements.

The Treasury Department has indicated that the diversification Regulations do not provide guidance regarding the circumstances in which contract owner control of the investments of a segregated asset account will cause the contract owner to be treated as the owner of the assets of the segregated asset account pursuant to Revenue Rulings 77-85, 80-274 and 81-225 that are referenced in the Prospectus. The Treasury Department also stated in 1986 that further guidance on this issue would be forthcoming. The only official guidance that has been issued on this issue since the regulations were published in 1986 was Revenue Procedure
99-44 which stated that satisfying the asset diversification regulations "does not prevent a contract holder's control of the investments of a segregated asset account from causing the contract holder, rather than the insurance company, to be treated as the owner of the assets in the account."

The amount of owner control which may be exercised under the contract is not comparable to the kinds of control that were present in any of the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policy owner was the owner of the assets of the separate account. At this time it cannot be determined whether additional guidance will be provided on these issues and what standards may be contained in such guidance. Due to the uncertainty in this area, Jackson National reserves the right to modify the contract to the extent required to maintain favorable tax treatment.

                                       11

MULTIPLE CONTRACTS

The Code provides that multiple annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such multiple contracts. For purposes of this rule, contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. Owners should consult a tax adviser prior to purchasing more than one annuity contract in any calendar year.

PARTIAL 1035 EXCHANGES

Section 1035 of the Code provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract. Historically, it was presumed that only the exchange of an entire contract, as opposed to a partial exchange, would be accorded tax-free status. In 1998 in Conway vs. Commissioner, the Tax
Court held that the direct transfer of a portion of an annuity contract into another annuity contract qualified as a non-taxable exchange. On November 22, 1999, the Internal Revenue Service filed an Action on Decision which indicated that it acquiesced in the Tax Court decision in Conway. However, in its acquiescence with the decision of the Tax Court, the Internal Revenue Service stated that it will challenge transactions where taxpayers enter into a series of partial exchanges and annuitizations as part of a design to avoid application of the 10% premature distribution penalty or other limitations imposed on annuity contracts under the Code. In the absence of further guidance from the Internal Revenue Service it is unclear what specific types of partial exchange designs and transactions will be challenged by the Internal Revenue Service. Due to the uncertainty in this area owners should consult their own tax advisers prior to entering into a partial exchange of an annuity contract.

CONTRACTS OWNED BY OTHER THAN NATURAL PERSONS

Under Section 72(u) of the Code, the investment earnings on premiums for contracts will be taxed currently to the owner if the owner is a non-natural person, e.g., a corporation or certain other entities. Such contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to contracts held by a trust or other entity as an agent for a natural person nor to contracts held by certain tax-qualified plans.
Purchasers should consult their own tax counsel or other tax adviser before purchasing a contract to be owned by a non-natural person.

TAX TREATMENT OF ASSIGNMENTS

An assignment or pledge of a contract may have tax consequences. Any assignment or pledge of a tax-qualified contract may also be prohibited by ERISA in some circumstances. Owners should, therefore, consult competent legal advisers should they wish to assign or pledge their contracts.

                                       12

DEATH BENEFITS

Any death benefits paid under the Contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate or gift taxes may also apply.

STATUS OF EARNINGS PROTECTION BENEFIT AND THE OTHER OPTIONAL DEATH BENEFITS

We believe that current law permits the use of the Earnings Protection Benefit
Endorsement and other optional death benefits in IRA contracts because those benefits do not constitute life insurance. We have applied to the Internal
Revenue Service for written confirmation of this conclusion. We currently anticipate a favorable response to our request, but we have no certainty of the result. We will accept IRA contributions to purchase a contract with optional benefits, but until the receipt of a favorable determination from the IRS, the contract owners are subject to the risk of adverse tax treatment.

TAX-QUALIFIED PLANS

The contracts offered by the Prospectus are designed to be suitable for use under various types of tax-qualified plans. Taxation of owners of a tax-qualified contract will vary based on the type of plan and the terms and conditions of each specific plan. Owners, annuitants and beneficiaries are cautioned that benefits under a tax-qualified contract may be subject to the terms and conditions of the plan, regardless of the terms and conditions of the contracts issued to fund the plan.

TAX TREATMENT OF WITHDRAWALS

Non-Qualified Contracts
-----------------------

Section 72 of the Code governs treatment of distributions from annuity contracts. It provides that if the contract value exceeds the aggregate premiums made, any amount withdrawn not in the form of an annuity payment will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are included in a taxpayer's gross income. Section 72 further provides that a 10% penalty will apply to the income portion of any distribution. The penalty is not imposed on amounts received: (1) after the taxpayer reaches 59 1/2; (2) upon the death of the owner; (3) if the taxpayer is totally disabled as defined in Section
72(m)(7) of the Code; (4) in a series of substantially equal periodic payments made at least annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his beneficiary; (5) under an immediate annuity; or (6) which are allocable to premium payments made prior to August 14, 1982.

With respect to (4) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been


                                       13

imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

Tax-Qualified Contracts
-----------------------

In the case of a withdrawal under a tax-qualified contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan.
Special tax rules may be available for certain distributions from a tax-qualified contract. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including contracts issued and qualified under Code Sections 401 (pension and profit sharing plans), 403(b) (tax-sheltered annuities), individual retirement accounts and annuities under 408(a) and (b) (IRAs) and Roth IRAs under 408A. To the extent amounts are not included in gross income because they have been rolled over to an IRA or to another eligible qualified plan, no tax penalty will be imposed.

The tax penalty will not apply to the following distributions: (1) if distribution is made on or after the date on which the owner or annuitant (as applicable) reaches age 59 1/2; (2) distributions following the death or disability of the owner or annuitant (as applicable) (for this purpose
"disability" is defined in Section 72(m)(7) of the Code); (3) upon separation from service after attainment of age 55, distributions that are part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner or annuitant (as applicable) or the joint lives (or joint life expectancies) of such owner or annuitant (as applicable) and his or her designated beneficiary; (4) distributions to an owner or annuitant (as applicable) who has separated from service after he has attained age 55; (5) distributions made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the owner or annuitant (as applicable) for amounts paid during the taxable year for medical care; (6) distributions made to an alternate payee pursuant to a qualified domestic relations order; (7)
distributions made on account of an IRS levy upon the qualified contracts, (8) distributions from an IRA after separation from employment for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the contract owner or annuitant (as applicable) and his or her spouse and dependents if the contract owner or annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the contract owner or annuitant (as applicable) has been re-employed for at least 60 days); (9) distributions from an IRA made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) (as applicable) for the taxable year; and (10) distributions from an IRA made to the owner or annuitant (as applicable) which are qualified first time home buyer distributions (as defined in Section 72(t)(8) of the Code). The exceptions stated in items (4) and (6) above do not apply in the case of an IRA. The exception stated in (3) above applies to an IRA without the requirement that there be a separation from service.

With respect to (3) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years


                                       14

from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

Withdrawals of amounts attributable to contributions made pursuant to a salary reduction agreement (in accordance with Section 403(b)(11) of the Code) are limited to the following: when the owner attains age 59 1/2, severs employment, dies, becomes disabled (within the meaning of Section 72(m)(7) of the Code), or in the case of hardship. Hardship withdrawals do not include any earnings on salary reduction contributions. These limitations on withdrawals apply to: (1) salary reduction contributions made after December 31, 1988; (2) income attributable to such contributions; and (3) income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect rollovers or exchanges between certain tax-qualified plans. Tax penalties may also apply.
While the foregoing limitations only apply to certain contracts issued in connection with Section 403(b) plans, all owners should seek competent tax advice regarding any withdrawals or distributions.

The taxable portion of a withdrawal or distribution from tax-qualified contracts may, under some circumstances, be "rolled over" into another eligible plan so as to continue to defer income tax on the taxable portion. Such treatment is available for an "eligible rollover distribution" made by certain types of plans
(as described above under "Taxes -- Withholding Tax on Distributions") that is transferred within 60 days of receipt into another eligible plan or an IRA.
Plans making such eligible rollover distributions are also required, with some exceptions specified in the Code, to provide for a direct transfer of the distribution to the transferee plan designated by the recipient.

Amounts received from IRAs may also be rolled over into other IRAs or certain other plans, subject to limitations set forth in the Code.

Generally, distributions from a tax-qualified plan must commence no later than April 1 of the calendar year following the year in which the employee attains the later of age 70 1/2 or the date of retirement. In the case of an IRA, distributions must commence no later than April 1 of the calendar year following the year in which the owner attains age 70 1/2. Required distributions from defined contribution plans and IRAs are determined by dividing the account balance by the appropriate distribution period found in a uniform lifetime distribution table set forth in IRS regulations. If the sole beneficiary is the contract holder's or employee's spouse and the spouse is more than 10 years younger than the employee, a longer distribution period measured by the joint life and last survivor expectancy of the contract holder employee and spouse is permitted to be used. Distributions under a defined benefit plan or an annuity contract must be paid in the form of periodic annuity payments for the employee's life (or the joint lives of the employee and beneficiary) or over a period certain that does not exceed the period under the uniform lifetime table for the employee's age in the year in which the annuity starting date occurs. If the required minimum distributions are not made, a 50% penalty tax on the amount not distributed is imposed on the individual.

                                       15

Prior to the date that annuity payments begin under an annuity contract, the required minimum distribution rules applicable to defined contribution plans and IRAs will be used. For this purpose, the entire interest under an annuity contract is the account value under the contract plus the actuarial value of any other benefits such as guaranteed death benefits that will be provided under the contract.

TYPES OF TAX-QUALIFIED PLANS

The contracts offered herein are designed to be suitable for use under various types of tax-qualified plans. Taxation of participants in each tax-qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners, Annuitants and Beneficiaries are cautioned that benefits under a tax-qualified plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into Jackson National's administrative procedures.
Jackson National is not bound by the terms and conditions of such plans to the extent such terms conflict with the terms of a contract, unless Jackson National specifically consents to be bound. Owners, Annuitants and Beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the contracts comply with applicable law.

A tax-qualified contract will not provide any necessary or additional tax deferral if it is used to fund a tax-qualified plan that is tax deferred.
However, the contract has features and benefits other than tax deferral that may make it an appropriate investment for a tax-qualified plan. Following are general descriptions of the types of tax-qualified plans with which the contracts may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding tax-qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a contract issued under a tax-qualified plan.

Contracts issued pursuant to tax-qualified plans include special provisions restricting contract provisions that may otherwise be available as described herein. Generally, contracts issued pursuant to tax-qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from Tax-Qualified Contracts. (See "Tax
Treatment of Withdrawals - Tax-Qualified Contracts" above.)

On July 6, 1983, the Supreme Court decided in Arizona Governing Committee v.
Norris that benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by Jackson National in connection with certain
Tax-Qualified Plans will utilize tables which do not differentiate on the basis of sex. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

         (a) Tax-Sheltered Annuities

                                       16

         Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, educational and scientific organizations described in Section 501(c) (3) of the Code.
         These qualifying employers may make contributions to the contracts for the benefit of their employees. Such contributions are not included in the gross income of the employee until the employee receives distributions from the contract. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, non-discrimination and withdrawals. Employee loans are not allowed under these contracts. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

         (b) Individual Retirement Annuities

         Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "individual retirement annuity" ("IRA annuity"). Under applicable limitations, certain amounts may be contributed to an IRA annuity which will be deductible from the individual's taxable income. IRA annuities are subject to limitations on eligibility, contributions, transferability and distributions. Sales of IRA annuities are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of contracts to be qualified as IRA annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.

         (c) Roth IRA Annuities

         Section 408A of the Code provides that individuals may purchase a non-deductible IRA annuity, known as a Roth IRA annuity. Purchase payments for Roth IRA annuities are limited to a maximum of $2,000 per year and are not deductible from taxable income. The Economic Growth &
         Tax Relief Reconciliation Act of 2001 (the "Act") increases the maximum annual dollar limitation limit for IRA contributions (including Roth
         IRA contributions) from $2,000 to $3,000 for calendar years 2002 through 2004; $4,000 for calendar years 2005 through 2007; and $5,000 for 2008. After 2008, the limit will be adjusted annually for inflation in $500 increments. In addition, the Act allows individuals age 50 and older to make additional catch-up IRA contributions. The otherwise maximum contribution limit (before application of adjusted gross income phase-out limits) for an individual who had celebrated his or her 50th birthday before the end of the tax year is increased by $500 for 2002 through 2005, and $1,000 for 2006 and later.

         Lower maximum limitations apply to individuals with adjusted gross incomes between $95,000 and $110,000 in the case of single taxpayers, between $150,000 and $160,000 in the case of married taxpayers filing joint returns, and between $0 and $10,000 in the case of married taxpayers filing separately. An overall $2,000 annual limitation


                                       17

         (increased as discussed above) continues to apply to all of a taxpayer's IRA annuity contributions, including Roth IRA annuities and non-Roth IRA annuities.

         Qualified distributions from Roth IRA annuities are free from federal income tax. A qualified distribution requires that the individual has held the Roth IRA annuity for at least five years and, in addition, that the distribution is made either after the individual reaches age
         59 1/2, on the individual's death or disability, or as a qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual, a spouse, child, grandchild, or ancestor. Any distribution which is not a qualified distribution is taxable to the extent of earnings in the distribution. Distributions are treated as made from contributions first and therefore no distributions are taxable until distributions exceed the amount of contributions to the Roth IRA annuity. The 10% penalty tax and the regular IRA annuity exceptions to the 10% penalty tax apply to taxable distributions from Roth IRA annuities.

         Amounts may be rolled over from one Roth IRA annuity to another Roth
         IRA annuity. Furthermore, an individual may make a rollover contribution from a non-Roth IRA annuity to a Roth IRA annuity, unless the individual has adjusted gross income over $100,000 or the individual is a married taxpayer filing a separate return. The individual must pay tax on any portion of the IRA annuity being rolled over that would be included in income if the distributions were not rolled over. There are no similar limitations on rollovers from one
         Roth IRA annuity to another Roth IRA annuity.

         (d) Pension and Profit-Sharing Plans

         The Internal Revenue Code permits employers, including self-employed individuals, to establish various types of qualified retirement plans for employees. These retirement plans may permit the purchase of the contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be included in the gross income of the employee until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions;
         vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, transferability of benefits, withdrawals and surrenders. Purchasers of contracts for use with pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

         (e) Eligible Deferred Compensation Plans -- Section 457

         Under Code provisions, employees and independent contractors performing services for state and local governments and other tax-exempt organizations may participate in eligible deferred compensation plans under Section 457 of the Code. The amounts deferred under a Plan which meets the requirements of Section 457 of the Code are not taxable as income to the participant until paid or otherwise made available to the


                                       18

         participant or beneficiary. As a general rule, the maximum amount which can be deferred in any one year is the lesser of $8,500 or 33 1/3 percent of the participant's includible compensation. The Act increases the dollar limit on deferrals to conform to the elective deferral limitation. The Act also increases the elective deferral limitation to $11,000 for 2002 and in $1,000 annual increments thereafter until it reaches $15,000 in 2006. The limit is indexed for inflation after that in $500 increments. The Act also increases the 33 1/3 percent of compensation limitation on deferrals to 100 percent of compensation. In addition, the Act allows individuals in eligible deferred compensation plans of state or local governments age 50 and older to make additional catch-up contributions. The otherwise maximum contribution limit for an individual who had celebrated his or her 50th birthday before the end of the tax year is increased by $1,000 for 2002 and by additional
         $1,000 increments through 2006, when the catch-up contribution will by $5,000. Catch-up contributions are also available for participants in qualified pension and profit-sharing plans and tax-sheltered annuities under Section 403(b) of the Code.

         In limited circumstances, the plan may provide for additional catch-up contributions in each of the last three years before normal retirement age. Furthermore, the Code provides additional requirements and restrictions regarding eligibility and distributions.

         All of the assets and income of an eligible deferred compensation plan established by a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, custodial accounts and certain annuity contracts are treated as trusts. The requirement of a trust does not apply to amounts under a Plan of a tax-exempt (non-governmental) employer. In addition, the requirement of a trust does not apply to amounts under a Plan of a governmental employer if the Plan is not an eligible plan within the meaning of section 457(b) of the Code. In the absence of such a trust, amounts under the plan will be subject to the claims of the employer's general creditors.

         In general, distributions from a Plan are prohibited under section 457 of the Code unless made after the participant:

                o        attains age 701/2,
                o        severs employment,
                o        dies, or
                o        suffers an unforeseeable financial emergency as defined in the regulations.

Under present federal tax law, amounts accumulated in a Plan of a tax-exempt
(non-governmental) employer under section 457 of the Code cannot be transferred or rolled over on a tax-deferred basis except for certain transfers to other
Plans under section 457. Amounts accumulated in a Plan of a state or local government employer may be transferred or rolled over to another eligible deferred compensation plan of a state or local government, an IRA, a qualified pension or profit-sharing plan or a tax-sheltered annuity under Section 403(b) of the Code.

                                       19

NET INVESTMENT FACTOR

The net investment factor is an index applied to measure the net investment performance of an investment division from one valuation date to the next. The net investment factor for any investment division for any valuation period during the accumulation and annuity phases is determined by dividing (a) by (b) and then subtracting (c) from the result where:

         (a) is the net result of:

                  (1)      the net asset value of a fund's share held in the
                           investment  division  determined as of the valuation date
                           at the end of the valuation period, plus

                  (2)      the per share amount of any dividend or other distribution declared by the series if the "ex-dividend" date
                           occurs during the valuation period, plus or minus

                  (3) a per share credit or charge with respect to any taxes paid or reserved for by Jackson National during the valuation period which are determined by Jackson
                           National to be attributable to the operation of the investment division (no federal income taxes are applicable under present law);

         (b)      is the net asset value of the series share held in the investment division  determined as of the valuation  date at
                  the end of the preceding valuation period; and

         (c) is the asset charge factor determined by Jackson National for the valuation period to reflect the asset-based charges (the mortality and expense risk charge), administration charge, and any applicable charges for optional benefits.

Also see "Income Payments (The Income Phase)" in the Prospectus.

Since the net investment factor may be greater than, less than, or equal to one, and the factor that offsets the 3% investment rate assumed is slightly less than one, the value of an annuity unit (which changes with the product of that factor) and the net investment may increase, decrease or remain the same.

                      JACKSON NATIONAL SEPARATE ACCOUNT - I




                                [GRAPHIC OMITTED]








                              FINANCIAL STATEMENTS

                                DECEMBER 31, 2001

JACKSON NATIONAL SEPARATE ACCOUNT - I
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2001


                                         AIM/              AIM/
                                     JNL Large Cap     JNL Small Cap         AIM/JNL           JNL/Alger        JNL/Alliance
                                    Growth Portfolio  Growth Portfolio  Value II Portfolio  Growth Portfolio  Growth Portfolio
                                    ----------------  ----------------  ------------------  ----------------  ----------------
ASSETS
Investments, at value (a)            $      456,986    $    1,812,266    $        820,732    $  287,298,391    $   31,784,321
Receivables:
   Investment securities sold                    52            33,365                  97            94,396             5,942
   Sub-account units sold                     6,211                 6                 417            11,555            14,414
                                    ----------------  ----------------  ------------------  ----------------  ----------------
TOTAL ASSETS                                463,249         1,845,637             821,246       287,404,342        31,804,677
                                    ----------------  ----------------  ------------------  ----------------  ----------------

LIABILITIES
Payables:
   Investment securities purchased            6,211                 6                 417            11,555            14,414
   Sub-account units redeemed                     -            33,152                   2            61,326             2,280
   Insurance fees due to Jackson
    National Life                                52               213                  95            33,070             3,662
                                    ----------------  ----------------  ------------------  ----------------  ----------------
TOTAL LIABILITIES                             6,263            33,371                 514           105,951            20,356
                                    ----------------  ----------------  ------------------  ----------------  ----------------
NET ASSETS                           $      456,986   $     1,812,266    $        820,732    $  287,298,391    $   31,784,321
                                    ================  ================  ==================  ================  ================

CONTRACT OWNERS EQUITY
   Standard Benefit                  $      449,308    $    1,791,873    $        792,713    $  287,098,873    $   31,427,497
   Earnings Protection Benefit                  436               457                   -           158,533           203,220
   Maximum Anniversary Value Death
     Benefit                                  7,242            18,304              28,019            39,459           105,173
   Combined Optional Benefits                     -             1,632                   -             1,526            48,431
                                    ----------------  ----------------  ------------------  ----------------  ----------------
TOTAL CONTRACT OWNERS EQUITY         $      456,986    $    1,812,266    $        820,732    $  287,298,391    $   31,784,321
                                    ================  ================  ==================  ================  ================

UNITS OUTSTANDING
   Standard Benefit                          41,057           154,845              71,912        14,789,965         4,686,195
   Earnings Protection Benefit                   43                43                   -            16,398            20,919
   Maximum Anniversary Value Death
     Benefit                                    728             1,817               2,765             3,935            10,691
   Combined Optional Benefits                     -               150                   -               150             4,805

UNIT VALUES
   Standard Benefit                  $        10.94    $        11.57    $          11.02    $        19.41    $         6.71
   Earnings Protection Benefit                10.18             10.74                   -              9.67              9.71
   Maximum Anniversary Value Death
     Benefit                                   9.95             10.08               10.13             10.03              9.84
   Combined Optional Benefits                     -             10.88                   -             10.17             10.08

------------------------------------------------------------------------------------------------------------------------------------

(a)  INVESTMENT SHARES                       41,658           156,230              74,274        17,593,288         2,747,132
     INVESTMENTS AT COST             $      453,750    $    1,737,674    $        790,789    $  302,001,205    $   36,433,545

                     See notes to the financial statements.





                                                         JNL/Eagle      JNL/First Trust   JNL/First Trust   JNL/First Trust
                                     JNL/Eagle Core      SmallCap        Communications        Energy          Financial
                                    Equity Portfolio  Equity Portfolio  Sector Portfolio  Sector Portfolio  Sector Portfolio
                                    ----------------  ----------------  ----------------  ----------------  ----------------
ASSETS
Investments, at value (a)            $   73,383,989   $    84,569,133    $   10,464,089    $    7,468,649    $   15,910,607
Receivables:
   Investment securities sold                21,811           553,256             3,116               889             1,930
   Sub-account units sold                    15,469            31,918             7,602             5,818            17,440
                                    ----------------  ----------------  ----------------  ----------------  ----------------
TOTAL ASSETS                             73,421,269        85,154,307        10,474,807         7,475,356        15,929,977
                                    ----------------  ----------------  ----------------  ----------------  ----------------

LIABILITIES
Payables:
   Investment securities purchased           15,469            31,918             7,602             5,818            17,440
   Sub-account units redeemed                13,364           543,460             1,909                26                96
   Insurance fees due to Jackson
      National Life                           8,447             9,796             1,207               863             1,834
                                    ----------------  ----------------  ----------------  ----------------  ----------------
TOTAL LIABILITIES                            37,280           585,174            10,718             6,707            19,370
                                    ----------------  ----------------  ----------------  ----------------  ----------------
NET ASSETS                           $   73,383,989    $   84,569,133    $   10,464,089    $    7,468,649    $   15,910,607
                                    ================  ================  ================  ================  ================


CONTRACT OWNERS EQUITY
   Standard Benefit                  $   73,221,673    $   84,306,013    $   10,256,664   $     7,229,032   $    15,569,466
   Earnings Protection Benefit              107,649           167,375           207,425           239,617           341,141
   Maximum Anniversary Value Death
     Benefit                                 34,857            17,294                 -                 -                 -
   Combined Optional Benefits                19,810            78,451                 -                 -                 -
                                    ----------------  ----------------  ----------------  ----------------  ----------------
TOTAL CONTRACT OWNERS EQUITY         $   73,383,989    $   84,569,133    $   10,464,089    $    7,468,649    $   15,910,607
                                    ================  ================  ================  ================  ================




UNITS OUTSTANDING
   Standard Benefit                       4,335,797         5,477,543         1,834,516           673,841         1,596,407
   Earnings Protection Benefit               11,447            16,100            24,288            25,747            36,748
   Maximum Anniversary Value Death
     Benefit                                  3,374             1,506                 -                 -                 -
   Combined Optional Benefits                 1,955             7,152                 -                 -                 -

UNIT VALUES
   Standard Benefit                  $        16.89    $        15.39    $         5.59    $        10.73    $         9.75
   Earnings Protection Benefit                 9.40             10.40              8.54              9.31              9.28
   Maximum Anniversary Value Death
     Benefit                                  10.33             11.48                 -                 -                 -
   Combined Optional Benefits                 10.14             10.97                 -                 -                 -
------------------------------------------------------------------------------------------------------------------------------------

(a)  INVESTMENT SHARES                    5,050,515         5,438,529         1,807,269           672,246         1,575,308
     INVESTMENTS AT COST             $   73,830,761    $   81,507,557    $   19,596,097    $    8,539,725     $  15,888,434


                     See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT - I
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2001

                                                                                  JNL/First Trust
                                                JNL/First Trust  JNL/First Trust  Pharmaceutical   JNL/First Trust JNL/First Trust
                                                 Global Target   Leading Brands     Healthcare        Target 25    Target Small-Cap
                                                 15 Portfolio   Sector Portfolio  Sector Portfolio    Portfolio      Portfolio
ASSETS                                          --------------- ----------------  ---------------- --------------- ----------------
Investments, at value (a)                        $   8,075,038     $  8,008,728    $   24,492,240   $   8,406,226   $   14,444,557
Receivables:
   Investment securities sold                              941              940             2,974           1,007            1,714
   Sub-account units sold                               20,503            5,642            14,464          27,403           31,680
                                                --------------- ----------------  ---------------- --------------- ----------------
TOTAL ASSETS                                         8,096,482        8,015,310        24,509,678       8,434,636       14,477,951
                                                --------------- ----------------  ---------------- --------------- ----------------

LIABILITIES
Payables:
   Investment securities purchased                      20,503            5,642            14,464          27,403           31,680
   Sub-account units redeemed                               11               17               148              38               48
   Insurance fees due to Jackson National Life             930              923             2,826             969            1,666
                                                --------------- ----------------  ---------------- --------------- ----------------
 TOTAL LIABILITIES                                      21,444            6,582            17,438          28,410           33,394
                                                --------------- ----------------  ---------------- --------------- ----------------
 NET ASSETS                                      $   8,075,038   $    8,008,728    $   24,492,240   $   8,406,226   $   14,444,557
                                                =============== ================  ================ =============== ================


CONTRACT OWNERS EQUITY
   Standard Benefit                              $   7,885,586   $    7,860,990    $   23,901,639   $   8,123,950   $   14,006,435
   Earnings Protection Benefit                         189,452          147,738          590,601          282,276         438,122
   Maximum Anniversary Value Death Benefit                   -                -                -                -               -
   Combined Optional Benefits                                -                -                -                -               -
                                                --------------- ----------------  ---------------- --------------- ----------------
TOTAL CONTRACT OWNERS EQUITY                      $  8,075,038   $    8,008,728    $   24,492,240   $   8,406,226   $   14,444,557
                                                =============== ================  ================ =============== ================

UNITS OUTSTANDING
   Standard Benefit                                    940,817          864,203         1,953,625         927,576          997,595
   Earnings Protection Benefit                          18,973           14,724            59,261          27,930           45,169
   Maximum Anniversary Value Death Benefit                   -                -                 -               -                -
   Combined Optional Benefits                                -                -                 -               -                -

UNIT VALUES
   Standard Benefit                               $       8.38   $         9.10    $        12.23   $        8.76   $        14.04
   Earnings Protection Benefit                            9.99            10.03              9.97           10.11             9.70
   Maximum Anniversary Value Death Benefit                   -                -                 -               -                -
   Combined Optional Benefits                                -                -                 -               -                -

------------------------------------------------------------------------------------------------------------------------------------
(a)  INVESTMENT SHARES                                 930,304          850,183         1,933,089         926,816          993,436
     INVESTMENTS AT COST                          $  7,638,164    $   7,858,671    $   23,015,370   $   7,820,519   $   13,448,611

                     See notes to the financial statements.

                                                 JNL/First Trust  JNL/First Trust JNL/First Trust   JNL/First     TrustJNL/Janus
                                                  Technology      The Dow Target  The Dow Target  The S&P Target    Aggressive
                                                 Sector Portfolio 10 Portfolio     5 Portfolio    10 Portfolio    Growth Portfolio
                                                 ---------------- --------------- --------------- --------------  ----------------
ASSETS
Investments, at value (a)                         $   20,046,363   $  36,897,383   $   6,910,390   $ 20,183,865    $  334,492,587
Receivables:
   Investment securities sold                              5,585           6,411             800          2,407           987,420
   Sub-account units sold                                 12,233          23,897          94,732         97,472            43,798
                                                 ---------------- --------------- --------------- --------------  ----------------
TOTAL ASSETS                                          20,064,181      36,927,691       7,005,922     20,283,744       335,523,805
                                                 ---------------- --------------- --------------- --------------  ----------------

LIABILITIES
Payables:
   Investment securities purchased                        12,233          23,897          94,732         97,472            43,798
   Sub-account units redeemed                              3,271           2,161              13             90           948,818
   Insurance fees due to Jackson National Life             2,314           4,250             787          2,317            38,602
                                                 ---------------- --------------- --------------- --------------  ----------------
 TOTAL LIABILITIES                                        17,818          30,308          95,532         99,879         1,031,218
                                                 ---------------- --------------- --------------- --------------  ----------------
 NET ASSETS                                       $   20,046,363   $  36,897,383   $   6,910,390   $ 20,183,865    $  334,492,587
                                                 ================ =============== =============== ==============  ================

CONTRACT OWNERS EQUITY
   Standard Benefit                               $   19,573,691   $  36,522,204   $   6,736,191   $ 19,825,833    $  334,182,409
   Earnings Protection Benefit                           472,672         353,911         174,199        358,032           250,274
   Maximum Anniversary Value Death Benefit                     -          21,268               -              -            21,658
   Combined Optional Benefits                                  -               -               -              -            38,246
                                                 ---------------- --------------- --------------- --------------  ----------------
TOTAL CONTRACT OWNERS EQUITY                      $   20,046,363   $  36,897,383   $   6,910,390   $ 20,183,865    $  334,492,587
                                                 ================ =============== =============== ==============  ================

UNITS OUTSTANDING
   Standard Benefit                                    3,016,465       4,240,098         930,131      2,181,891        15,754,272
   Earnings Protection Benefit                            51,797          37,531          19,022         42,891            27,867
   Maximum Anniversary Value Death Benefit                     -           2,096               -              -             2,225
   Combined Optional Benefits                                  -               -               -              -             3,741

UNIT VALUES
   Standard Benefit                               $         6.49    $       8.61   $        7.24   $       9.09    $        21.21
   Earnings Protection Benefit                              9.13            9.43            9.16           8.35              8.98
   Maximum Anniversary Value Death Benefit                     -           10.15               -              -              9.74
   Combined Optional Benefits                                  -               -               -              -             10.22

----------------------------------------------------------------------------------------------------------------------------------
(a)  INVESTMENT SHARES                                 2,983,090       4,136,478         921,385      2,144,938        18,031,945
     INVESTMENTS AT COST                          $   33,197,493     $36,639,469    $  7,173,900    $22,576,122    $  429,249,160

See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT - I
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2001

                                                 JNL/Janus       JNL/Janus         JNL/Janus       JNL/Oppenheimer
                                                 Balanced         Capital           Global          Global Growth   JNL/Oppenheimer
                                                 Portfolio    Growth Portfolio  Equities Portfolio     Portfolio    Growth Portfolio
                                               -------------- ----------------  ------------------  --------------- ----------------
ASSETS
Investments, at value (a)                      $  55,449,814   $  239,280,138   $     330,637,503    $   8,174,568    $    3,840,944
Receivables:
   Investment securities sold                         55,954          381,926             219,680          150,997               444
   Sub-account units sold                             79,961           54,065              20,055           20,419            34,209
                                               -------------- ----------------  ------------------  ---------------  ---------------
TOTAL ASSETS                                      55,585,729      239,716,129         330,877,238        8,345,984         3,875,597
                                               -------------- ----------------  ------------------  ---------------  ---------------

LIABILITIES
Payables:
   Investment securities purchased                    79,961           54,065              20,055           20,419            34,209
   Sub-account units redeemed                         49,571          354,353             181,613          150,038                 4
   Insurance fees due to Jackson National Life         6,383           27,573              38,067              959               440
                                               -------------- ----------------  ------------------  ---------------  ---------------
 TOTAL LIABILITIES                                     135,915        435,991             239,735          171,416            34,653
                                               -------------- ----------------  ------------------  ---------------  ---------------
 NET ASSETS                                     $ 55,449,814   $  239,280,138   $     330,637,503    $   8,174,568    $    3,840,944
                                               ============== ================  ==================  ===============  ===============
CONTRACT OWNERS EQUITY
   Standard Benefit                             $ 55,082,107   $  239,106,296   $     330,637,503    $    7,959,425   $    3,727,143
   Earnings Protection Benefit                       299,757          137,186                   -           121,283           92,439
   Maximum Anniversary Value Death Benefit            52,208           19,194                   -            76,298           16,282
   Combined Optional Benefits                         15,742           17,462                   -            17,562            5,080
                                               -------------- ----------------  ------------------  ---------------  ---------------
TOTAL CONTRACT OWNERS EQUITY                    $ 55,449,814   $  239,280,138   $     330,637,503    $    8,174,568   $    3,840,944
                                               ============== ================  ==================  ===============  ===============

UNITS OUTSTANDING
   Standard Benefit                                5,987,405       15,885,658          16,824,375          866,690           399,449
   Earnings Protection Benefit                        30,280           15,767                   -           12,618             9,334
   Maximum Anniversary Value Death Benefit             5,205            1,912                   -            7,308             1,606
   Combined Optional Benefits                          1,584            1,720                   -            1,746               499

UNIT VALUES
   Standard Benefit                             $       9.20   $        15.05   $           19.65    $        9.18    $         9.33
   Earnings Protection Benefit                          9.90             8.70                   -             9.61              9.90
   Maximum Anniversary Value Death Benefit             10.03            10.04                   -            10.44             10.14
   Combined Optional Benefits                           9.94            10.15                   -            10.06             10.17

------------------------------------------------------------------------------------------------------------------------------------
(a)  INVESTMENT SHARES                             6,127,051       17,301,528          16,973,178          881,830           408,177
     INVESTMENTS AT COST                        $ 58,087,861   $  413,288,330   $     388,346,048    $   7,922,020    $    3,764,394

                     See notes to the financial statements.



                                                 JNL/PIMCO                         JNL/Putnam      JNL/Putnam      JNL/Putnam
                                               Total Return       JNL/Putnam      International       Midcap      Value Equity
                                               Bond Portfolio  Growth Portfolio Equity Portfolio Growth Portfolio  Portfolio
                                               --------------  ---------------- ---------------- ---------------- ------------
ASSETS
Investments, at value (a)                       $  8,396,260   $   246,485,715   $ 87,535,285     $ 18,374,608    $286,114,227
Receivables:
   Investment securities sold                          1,700           135,366       245,737             4,694         105,162
   Sub-account units sold                             39,218            42,312        25,670            81,361         139,862
                                               --------------  ---------------- ---------------- ---------------- ------------
TOTAL ASSETS                                       8,437,178       246,663,393    87,806,692        18,460,663     286,359,251
                                               --------------  ---------------- ---------------- ---------------- ------------
LIABILITIES
Payables:
   Investment securities purchased                    39,218            42,312        25,670            81,361         139,862
   Sub-account units redeemed                            738           106,990       235,635             2,585          72,237
   Insurance fees due to Jackson National Life           962            28,376        10,102             2,109          32,925
                                               --------------  ---------------- ---------------- ---------------- ------------
 TOTAL LIABILITIES                                    40,918           177,678       271,407            86,055         245,024
                                               --------------  ---------------- ---------------- ---------------- ------------
 NET ASSETS                                     $  8,396,260    $  246,485,715   $87,535,285      $ 18,374,608    $286,114,227
                                               ==============  ================ ================ ================ ============

CONTRACT OWNERS EQUITY
   Standard Benefit                             $  8,389,393    $  246,243,284   $87,299,815      $ 18,187,433    $285,620,099
   Earnings Protection Benefit                           852           204,921       206,351           175,262         337,224
   Maximum Anniversary Value Death Benefit             3,015            37,510             -             6,708         105,565
   Combined Optional Benefits                          3,000                 -        29,119             5,205          51,339
                                               --------------  ---------------- ---------------- ---------------- ------------
TOTAL CONTRACT OWNERS EQUITY                    $  8,396,260    $  246,485,715   $87,535,285      $ 18,374,608    $286,114,227
                                               ==============  ================ ================ ================ ============

UNITS OUTSTANDING
   Standard Benefit                                  851,411        15,246,847     7,467,615         2,574,918      17,374,199
   Earnings Protection Benefit                            86            22,029        21,378            19,121          35,153
   Maximum Anniversary Value Death Benefit               300             3,798             -               642          10,574
   Combined Optional Benefits                            300                 -         2,859               494           5,048

UNIT VALUES
   Standard Benefit                             $       9.85    $        16.15   $     11.69      $       7.06    $      16.44
   Earnings Protection Benefit                          9.93              9.30          9.65              9.17            9.59
   Maximum Anniversary Value Death Benefit             10.05              9.88             -             10.45            9.98
   Combined Optional Benefits                          10.00                 -         10.19             10.54           10.17

------------------------------------------------------------------------------------------------------------------------------
(a)  INVESTMENT SHARES                               787,642        14,347,248      9,061,624        2,541,440      17,340,256
     INVESTMENTS AT COST                        $  8,927,960     $ 308,457,300   $ 99,915,615     $ 21,688,913    $282,983,638

                     See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT - I
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2001

                                                   Lazard/JNL    Lazard/JNL    PPM America/  PPM America/    PPM America/
                                                    Mid Cap      Small Cap     JNL Balanced JNL High Yield    JNL Money
                                               Value Portfolio Value Portfolio  Portfolio   Bond Portfolio Market Portfolio
                                               --------------- --------------- ------------ -------------- ----------------
ASSETS
Investments, at value (a)                        $ 1,209,672   $ 1,847,588     $196,863,070  $124,814,710   $142,100,427
Receivables:
   Investment securities sold                         76,723        74,432          100,581        56,704         76,455
   Sub-account units sold                              1,862         2,285          107,947        42,182        399,434
                                               --------------- --------------- ------------ -------------- ----------------
TOTAL ASSETS                                       1,288,257     1,924,305      197,071,598   124,913,596    142,576,316
                                               --------------- --------------- ------------ -------------- ----------------

LIABILITIES
Payables:
   Investment securities purchased                     1,862         2,285          107,947        42,182        399,434
   Sub-account units redeemed                         76,575        74,211           77,927        42,336         60,129
   Insurance fees due to Jackson National Life           148           221           22,654        14,368         16,326
                                               --------------- --------------- ------------ -------------- ----------------
 TOTAL LIABILITIES                                    78,585        76,717          208,528        98,886        475,889
                                               --------------- --------------- ------------ -------------- ----------------
 NET ASSETS                                      $ 1,209,672   $ 1,847,588     $196,863,070  $124,814,710   $142,100,427
                                               =============== =============== ============ ============== ================

CONTRACT OWNERS EQUITY
   Standard Benefit                              $ 1,146,798   $ 1,844,285     $196,659,698  $124,455,774   $141,367,346
   Earnings Protection Benefit                             -           457         185,856        223,100        724,654
   Maximum Anniversary Value Death Benefit            61,285         2,846          16,475        125,572          3,431
   Combined Optional Benefits                          1,589             -           1,041         10,264          4,996
                                               --------------- --------------- ------------ -------------- ----------------
TOTAL CONTRACT OWNERS EQUITY                     $ 1,209,672   $ 1,847,588     $196,863,070  $124,814,710  $ 142,100,427
                                               =============== =============== ============ ============== ================

UNITS OUTSTANDING
   Standard Benefit                                  102,381       161,376       11,986,416     9,858,774     11,568,952
   Earnings Protection Benefit                             -            43           18,492        22,115         72,295
   Maximum Anniversary Value Death Benefit             5,811           280            1,614        12,633            343
   Combined Optional Benefits                            150             -              102         1,029            500

UNIT VALUES
   Standard Benefit                             $      11.20   $     11.43     $      16.41  $      12.62  $       12.22
   Earnings Protection Benefit                             -         10.74            10.05         10.09          10.02
   Maximum Anniversary Value Death Benefit             10.55         10.17            10.21          9.94          10.00
   Combined Optional Benefits                          10.59             -            10.18          9.98          10.00

----------------------------------------------------------------------------

(a)  INVESTMENT SHARES                              101,059        162,069       14,061,648    15,056,057     142,100,427
     INVESTMENTS AT COST                        $ 1,279,107    $ 1,840,263     $174,099,188  $132,549,083  $  141,382,935






                                                                   Salomon
                                                  Salomon        Brothers/JNL
                                                 Brothers/     U.S. Government  T. Rowe Price/    T. Rowe Price/       T. Rowe
                                                JNL Global        & Quality    JNL Established     JNL Mid-Cap        Price/JNL
                                               Bond Portfolio  Bond Portfolio  Growth Portfolio  Growth Portfolio  Value Portfolio
                                               --------------  --------------- ----------------  ----------------  ---------------
ASSETS
Investments, at value (a)                       $ 58,712,417    $169,920,213    $ 335,280,851       $306,109,172     $ 82,423,521
Receivables:
   Investment securities sold                         18,461         136,667          129,400            104,799           35,896
   Sub-account units sold                             56,792          21,286           62,768            474,153           30,679
                                               --------------  --------------- ----------------  ----------------  ---------------
TOTAL ASSETS                                      58,787,670     170,078,166      335,473,019        306,688,124       82,490,096
                                               --------------  --------------- ----------------  ----------------  ---------------

LIABILITIES
Payables:
   Investment securities purchased                    56,792          21,286           62,768            474,153           30,679
   Sub-account units redeemed                         11,708         117,091           90,807             69,611           26,402
   Insurance fees due to Jackson National Life         6,753          19,576           38,593             35,188            9,494
                                               --------------  --------------- ----------------  ----------------  ---------------
 TOTAL LIABILITIES                                    75,253         157,953          192,168            578,952           66,575
                                               --------------  --------------- ----------------  ----------------  ---------------
 NET ASSETS                                     $ 58,712,417    $169,920,213    $ 335,280,851       $306,109,172     $ 82,423,521
                                               ==============  =============== ================  ================  ===============
CONTRACT OWNERS EQUITY
   Standard Benefit                             $ 58,625,146   $169,245,853     $334,809,198        $305,571,020     $ 81,754,032
   Earnings Protection Benefit                        66,450        614,817       347,387                445,397          522,298
   Maximum Anniversary Value Death Benefit            11,282         18,165       118,003                 54,862          144,124
   Combined Optional Benefits                          9,539         41,378         6,263                 37,893            3,067
                                               --------------  --------------- ----------------  ----------------  ---------------
TOTAL CONTRACT OWNERS EQUITY                    $ 58,712,417   $169,920,213     $335,280,851        $306,109,172     $ 82,423,521
                                               ==============  =============== ================  ================  ===============

UNITS OUTSTANDING
   Standard Benefit                                4,053,144     12,659,553       15,911,916          13,844,072        7,290,624
   Earnings Protection Benefit                         6,473         59,794           34,543              43,250           53,664
   Maximum Anniversary Value Death Benefit             1,120          1,845           11,575               5,006           14,085
   Combined Optional Benefits                            964          4,300              619               3,550              300

UNIT VALUES
   Standard Benefit                             $      14.46   $      13.37     $      21.04        $      22.07     $      11.21
   Earnings Protection Benefit                         10.27          10.28            10.06               10.30             9.73
   Maximum Anniversary Value Death Benefit             10.07           9.85            10.19               10.96            10.23
   Combined Optional Benefits                           9.89           9.62            10.12               10.67            10.22

----------------------------------------------------------------------------------------------------------------------------------
(a)  INVESTMENT SHARES                             5,640,002     15,212,194       19,980,980          13,240,016        7,418,859
     INVESTMENTS AT COST                        $ 54,871,116   $164,248,921     $310,604,706        $251,620,718     $ 81,889,330

                     See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT - I
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2001



                                                   JNL/S&P           JNL/S&P         JNL/S&P            JNL/S&P
                                                Conservative        Moderate        Aggressive     Very Aggressive    JNL/S&P Equity
                                              Growth Portfolio  Growth Portfolio  Growth Portfolio Growth Portfolio  Growth Portfoli
                                              ----------------  ----------------  ----------------  ---------------  ---------------
ASSETS
Investments, at value (a)                      $181,162,533      $287,776,258      $103,211,208      $ 56,799,613     $139,585,635
Receivables:
   Investment securities sold                        44,961            44,901            68,264            11,238           17,454
   Sub-account units sold                            67,165           184,797            37,958             6,159           94,922
                                              ----------------  ----------------  ----------------  ---------------  ---------------
TOTAL ASSETS                                    181,274,659       288,005,956       103,317,430        56,817,010      139,698,011
                                              ----------------  ----------------  ----------------  ---------------  ---------------

LIABILITIES
Payables:
   Investment securities purchased                   67,165           184,797            37,958             6,159           94,922
   Sub-account units redeemed                        24,108            11,785            56,381             4,698            1,390
   Insurance fees due to Jackson National Life       20,853            33,116            11,883             6,540           16,064
                                              ----------------  ----------------  ----------------  ---------------  ---------------
 TOTAL LIABILITIES                                  112,126           229,698           106,222            17,397          112,376
                                              ----------------  ----------------  ----------------  ---------------  ---------------
 NET ASSETS                                    $181,162,533      $287,776,258      $103,211,208      $ 56,799,613     $139,585,635
                                              ================  ================  ================  ===============  ===============
CONTRACT OWNERS EQUITY
   Standard Benefit                            $180,496,032      $286,525,129      $102,946,303      $ 56,559,099     $138,901,404
   Earnings Protection Benefit                      467,613         1,027,980           197,263           230,453          683,765
   Maximum Anniversary Value Death Benefit          151,356           205,689            67,214            10,061              466
   Combined Optional Benefits                        47,532            17,460               428                 -                -
                                              ----------------  ----------------  ----------------  ---------------   --------------
TOTAL CONTRACT OWNERS EQUITY                   $181,162,533      $287,776,258      $103,211,208      $ 56,799,613      $139,585,635
                                              ================  ================  ================  ===============   ==============

UNITS OUTSTANDING
   Standard Benefit                              16,213,693        25,281,429         9,087,381         5,007,185        13,042,220
   Earnings Protection Benefit                       47,355           104,975            20,176            23,903            69,635
   Maximum Anniversary Value Death Benefit           14,893            19,997             6,449               978                46
   Combined Optional Benefits                         4,715             1,720                42                 -                 -

UNIT VALUES
   Standard Benefit                            $      11.13      $      11.33      $      11.33      $      11.30      $      10.65
   Earnings Protection Benefit                         9.87              9.79              9.78              9.64              9.82
   Maximum Anniversary Value Death Benefit            10.16             10.29             10.42             10.29             10.18
   Combined Optional Benefits                         10.08             10.15             10.10                 -                 -

------------------------------------------------------------------------------------------------------------------------------------
(a)  INVESTMENT SHARES                           17,188,096        26,894,977         9,876,671         5,720,001        14,345,903
     INVESTMENTS AT COST                       $195,304,233      $319,184,931      $123,020,504      $ 76,263,702      $177,734,657



JACKSON NATIONAL SEPARATE ACCOUNT - I
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2001


                                                 JNL/S&P Equity
                                                   Aggressive
                                               Growth Portfolio I
                                               ------------------
ASSETS
Investments, at value (a)                         $ 39,809,007
Receivables:
   Investment securities sold                            9,595
   Sub-account units sold                                  588
                                               ------------------
TOTAL ASSETS                                        39,819,190
                                               ------------------

LIABILITIES
Payables:
   Investment securities purchased                         588
   Sub-account units redeemed                            5,012
   Insurance fees due to Jackson National Life           4,583
                                              ------------------
 TOTAL LIABILITIES                                      10,183
                                              ------------------
 NET ASSETS                                    $    39,809,007
                                              ==================
CONTRACT OWNERS EQUITY
   Standard Benefit                            $    39,714,299
   Earnings Protection Benefit                          94,708
   Maximum Anniversary Value Death Benefit                   -
   Combined Optional Benefits                                -
                                              ------------------
TOTAL CONTRACT OWNERS EQUITY                   $    39,809,007
                                              ==================

UNITS OUTSTANDING
   Standard Benefit                                   3,663,573
   Earnings Protection Benefit                            9,634
   Maximum Anniversary Value Death Benefit                    -
   Combined Optional Benefits                                 -

UNIT VALUES
   Standard Benefit                            $          10.84
   Earnings Protection Benefit                             9.83
   Maximum Anniversary Value Death Benefit                    -
   Combined Optional Benefits                                 -

----------------------------------------------------------------

(a)  INVESTMENT SHARES                                4,155,429
     INVESTMENTS AT COST                       $     52,102,905

                     See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT - I
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2001


                                            AIM/              AIM/
                                       JNL Large Cap      JNL Small Cap           AIM/JNL             JNL/Alger       JNL/Alliance
                                    Growth Portfolio(a) Growth Portfolio(a) Value II Portfolio(a) Growth Portfolio Growth Portfolio
                                    ------------------- ------------------- --------------------- ---------------- ----------------
INVESTMENT INCOME
   Dividends                         $         -         $           -       $             -       $          -     $     14,677
                                    ------------------- ------------------- --------------------- ---------------- ----------------

EXPENSES
   Standard Benefit                          497                 1,834                 1,112          4,447,744          343,066
   Earnings Protection Benefit                 1                     1                     -                623              757
   Maximum Anniversary Value Death
    Benefit                                    4                    19                    14                 34               61
   Combined Optional Benefits                  -                     3                     -                  3               85
                                    ------------------- ------------------- --------------------- ---------------- ----------------
TOTAL EXPENSES                               502                 1,857                 1,126          4,448,404          343,969
                                    ------------------- ------------------- --------------------- ---------------- ----------------
NET INVESTMENT INCOME (LOSS)                (502)               (1,857)               (1,126)        (4,448,404)        (329,292)
                                    ------------------- ------------------- --------------------- ---------------- ----------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment
   companies                                   -                     -                     -             474,062           1,461
   Investments                                 5                 3,518                   455          (2,727,676)     (3,367,782)
Net change in unrealized
   appreciation (depreciation)
   on investments                          3,236                74,592                29,943         (42,923,954)     (1,565,392)
                                    ------------------- ------------------- --------------------- ---------------- ----------------
NET REALIZED AND UNREALIZED GAIN
  (LOSS)                                   3,241                78,110                30,398         (45,177,568)     (4,931,713)
                                    ------------------- ------------------- --------------------- ---------------- ----------------

NET INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS            $     2,739          $     76,253       $        29,272       $ (49,625,972)   $ (5,261,005)
-------------------------------     =================== =================== ===================== ================ ================

(A)  INCEPTION DATE OCTOBER 29, 2001.

                     See notes to the financial statements.


JACKSON NATIONAL SEPARATE ACCOUNT - I
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2001



                                                         JNL/Eagle    JNL/First Trust  JNL/First Trust  JNL/First Trust
                                     JNL/Eagle Core      SmallCap      Communications       Energy         Financial
                                    Equity Portfolio Equity Portfolio Sector Portfolio Sector Portfolio Sector Portfolio
                                    ---------------- ---------------- ---------------- ---------------- ----------------
INVESTMENT INCOME
   Dividends                         $    364,418     $         -      $          -     $           -    $        -
                                    ---------------- ---------------- ---------------- ---------------- ----------------

EXPENSES
   Standard Benefit                     1,053,508       1,089,747           151,017             86,559       178,048
   Earnings Protection Benefit                342             744               689                775         1,069
   Maximum Anniversary Value Death
    Benefit                                    34              21                 -                  -             -
   Combined Optional Benefits                  34              49                 -                  -             -
                                    ---------------- ---------------- ---------------- ---------------- ----------------
TOTAL EXPENSES                          1,053,918       1,090,561           151,706             87,334       179,117
                                    ---------------- ---------------- ---------------- ---------------- ----------------
NET INVESTMENT INCOME (LOSS)             (689,500)     (1,090,561)         (151,706)           (87,334)     (179,117)
                                    ---------------- ---------------- ---------------- ---------------- ----------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment
   companies                               72,108       1,134,501                 -                  -             -
   Investments                            706,669        (963,074)       (2,038,985)           (46,110)       67,139
Net change in unrealized
   appreciation (depreciation)
   on investments                     (10,010,660)      6,921,575        (5,127,898)        (1,811,456)   (1,456,586)
                                    ---------------- ---------------- ---------------- ---------------- ----------------
NET REALIZED AND UNREALIZED GAIN
  (LOSS)                               (9,231,883)      7,093,002        (7,166,883)        (1,857,566)   (1,389,447)
                                    ---------------- ---------------- ---------------- ---------------- ----------------

NET INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS            $ (9,921,383)    $ 6,002,441      $ (7,318,589)     $  (1,944,900)  $(1,568,564)
-------------------------------     ================ ================ ================ ================ ================
(A)  INCEPTION DATE OCTOBER 29, 2001.

                     See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT - I
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2001



                                                                     JNL/First Trust
                                    JNL/First Trust  JNL/First Trust Pharmaceutical  JNL/First Trust JNL/First Trust
                                     Global Target   Leading Brands    Healthcare       Target 25    Target Small-Cap
                                     15 Portfolio   Sector Portfolio Sector Portfolio   Portfolio       Portfolio
                                    --------------- ---------------- ---------------- -------------- ----------------
INVESTMENT INCOME
   Dividends                         $          -    $            -   $            -   $          -   $            -
                                    --------------- ---------------- ---------------- -------------- ----------------

EXPENSES
   Standard Benefit                        79,167            75,759          274,871         69,750          127,561
   Earnings Protection Benefit                406               436            1,778            588            1,056
   Maximum Anniversary Value Death              -                 -                -              -                -
    Benefit                                     -                 -                -              -                -
   Combined Optional Benefits       --------------- ---------------- ---------------- -------------- ----------------
                                           79,573            76,195          276,649         70,338          128,617
TOTAL EXPENSES                      --------------- ---------------- ---------------- -------------- ----------------
                                          (79,573)          (76,195)        (276,649)       (70,338)        (128,617)
NET INVESTMENT INCOME (LOSS)        --------------- ---------------- ---------------- -------------- ----------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment
   companies                                    -                 -                -              -                -
   Investments                             60,097           (14,472)         368,285         34,604           74,797
Net change in unrealized
   appreciation (depreciation)
   on investments                          (9,397)         (228,632)      (1,551,041)       607,054          (29,784)
                                    --------------- ---------------- ---------------- -------------- ----------------
NET REALIZED AND UNREALIZED GAIN
  (LOSS)                                   50,700          (243,104)      (1,182,756)       641,658           45,013
                                    --------------- ---------------- ---------------- -------------- ----------------
NET INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS            $    (28,873)   $     (319,299)  $   (1,459,405)  $    571,320   $      (83,604)
-------------------------------     =============== ================ ================ ============== ================
(A)  INCEPTION DATE OCTOBER 29, 2001.

                     See notes to the financial statements.


JACKSON NATIONAL SEPARATE ACCOUNT - I
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2001

                                    JNL/First Trust   JNL/First Trust JNL/First Trust JNL/First Trust    JNL/Janus
                                     Technology       The Dow Target  The Dow Target  The S&P Target     Aggressive
                                    Sector Portfolio   10 Portfolio    5 Portfolio     10 Portfolio   Growth Portfolio
                                    ----------------  --------------- --------------- --------------- ----------------
INVESTMENT INCOME
   Dividends                         $            -    $           -   $           -   $           -   $      191,541
                                    ----------------  --------------- --------------- --------------- ----------------

EXPENSES
   Standard Benefit                         239,658          381,218          77,483         260,066        5,706,392
   Earnings Protection Benefit                1,693              841             434           1,259            1,131
   Maximum Anniversary Value Death
    Benefit                                       -               18               -               -               15
   Combined Optional Benefits                     -                -               -               -               37
                                    ----------------  --------------- --------------- --------------- ----------------
TOTAL EXPENSES                              241,351          382,077          77,917         261,325        5,707,575
                                    ----------------  --------------- --------------- --------------- ----------------
NET INVESTMENT INCOME (LOSS)               (241,351)        (382,077)        (77,917)       (261,325)      (5,516,034)
                                    ----------------  --------------- --------------- --------------- ----------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment
   companies                                      -                -               -               -          809,507
   Investments                           (2,906,489)         249,808         (39,213)         15,101      (21,415,606)
Net change in unrealized
   appreciation (depreciation)
   on investments                        (6,922,168)      (1,215,462)       (174,101)     (4,632,075)    (140,990,870)
                                    ----------------  --------------- --------------- --------------- ----------------
NET REALIZED AND UNREALIZED GAIN
  (LOSS)                                 (9,828,657)        (965,654)       (213,314)     (4,616,974)    (161,596,969)
                                    ----------------  --------------- --------------- --------------- ----------------
NET INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS            $(10,070,008)     $  (1,347,731)  $    (291,231)  $  (4,878,299)  $ (167,113,003)
                                    ================  =============== =============== =============== ================

                     See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT - I
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2001


                                      JNL/Janus      JNL/Janus          JNL/Janus      JNL/Oppenheimer
                                      Balanced        Capital             Global        Global Growth    JNL/Oppenheimer
                                      Portfolio    Growth Portfolio Equities Portfolio  Portfolio (a)  Growth Portfolio (a)
                                    -------------  ---------------- ------------------ --------------- --------------------
INVESTMENT INCOME
   Dividends                         $ 1,225,980    $            -   $      5,870,580   $           -   $           3,371
                                    -------------  ---------------- ------------------ --------------- --------------------

EXPENSES
   Standard Benefit                      602,110         4,259,085          5,642,646          30,866              12,994
   Earnings Protection Benefit             1,223               583                  -             529                 370
   Maximum Anniversary Value Death            47                20                  -              83                   9
    Benefit                                   26                10                  -              10                   6
   Combined Optional Benefits       -------------  ---------------- ------------------ --------------- --------------------
TOTAL EXPENSES                           603,406         4,259,698          5,642,646          31,488              13,379
                                    -------------  ---------------- ------------------ --------------- --------------------
NET INVESTMENT INCOME (LOSS)             622,574        (4,259,698)           227,934         (31,488)            (10,008)
                                    -------------  ---------------- ------------------ --------------- --------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment
   companies                                   -         4,362,613            531,071               -                   -
   Investments                          (494,582)      (57,001,386)        (7,504,650)        (20,552)             (5,064)
Net change in unrealized
   appreciation (depreciation)
   on investments                     (2,330,136)     (124,290,871)      (118,839,639)        252,548              76,550
                                    -------------  ---------------- ------------------ --------------- --------------------
NET REALIZED AND UNREALIZED GAIN
  (LOSS)                              (2,824,718)     (176,929,644)      (125,813,218)        231,996              71,486
                                    -------------  ---------------- ------------------ --------------- --------------------

NET INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS            $(2,202,144)   $ (181,189,342)  $   (125,585,284)  $     200,508   $           61,478
-------------------------------     =============  ================ ================== =============== ====================
(A) INCEPTION DATE MAY 1, 2001.
(B) INCEPTION DATE OCTOBER 29, 2001.

                     See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT - I
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2001

                                         JNL/PIMCO                            JNL/Putnam        JNL/Putnam     JNL/Putnam
                                       Total Return        JNL/Putnam       International         Midcap      Value Equity
                                    Bond Portfolio (b)  Growth Portfolio   Equity Portfolio  Growth Portfolio   Portfolio
                                    ------------------  ----------------   ----------------  ---------------- -------------
INVESTMENT INCOME
   Dividends                         $    202,916        $           -      $     647,095     $            -  $  2,690,403
                                    ------------------  ----------------   ----------------  ---------------- -------------
EXPENSES
   Standard Benefit                        14,420            4,050,787          1,345,304            209,826     4,288,176
   Earnings Protection Benefit                  1                  709                845                629         1,583
   Maximum Anniversary Value Death
    Benefit                                     2                   37                  -                  5            65
   Combined Optional Benefits                   6                    -                 51                  6            87
                                    ------------------  ----------------   ----------------  ---------------- -------------
TOTAL EXPENSES                             14,429            4,051,533          1,346,200            210,466     4,289,911
                                    ------------------  ----------------   ----------------  ---------------- -------------
NET INVESTMENT INCOME (LOSS)              188,487           (4,051,533)          (699,105)          (210,466)   (1,599,508)
                                    ------------------  ----------------   ----------------  ---------------- -------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment
   companies                              245,359                    -            144,611                  -             -
   Investments                             (1,614)         (12,899,150)        (4,634,988)        (1,467,413)    2,678,419
Net change in unrealized
   appreciation (depreciation)
   on investments                        (531,700)         (78,823,848)        18,940,126)        (2,935,390)  (27,519,532)
                                    ------------------  ----------------   ----------------  ---------------- -------------
NET REALIZED AND UNREALIZED GAIN
  (LOSS)                                 (287,955)         (91,722,998)       (23,430,503)        (4,402,803)  (24,841,113)
                                    ------------------  ----------------   ----------------  ---------------- -------------

NET INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS            $    (99,468)       $(95,774,531)      $(24,129,608)     $   (4,613,269) $(26,440,621)
-------------------------------     ==================  ================   ================  ================ =============
(A) INCEPTION DATE MAY 1, 2001.
(B) INCEPTION DATE OCTOBER 29, 2001.

                     See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT - I
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2001



                                          Lazard/JNL          Lazard/JNL       PPM America/  PPM America/    PPM America/
                                            Mid Cap            Small Cap       JNL Balanced  JNL High Yield    JNL Money
                                      Value Portfolio (a)  Value Portfolio (a)   Portfolio   Bond Portfolio  Market Portfolio
                                      -------------------  ------------------- ------------- --------------  ----------------
INVESTMENT INCOME
   Dividends                              $      5,589    $       2,650         $ 5,958,677   $ 10,917,676    $    4,747,882
                                      -------------------  ------------------- ------------- --------------  ----------------
EXPENSES
   Standard Benefit                              1,448            2,874           2,489,523      1,789,719         2,032,614
   Earnings Protection Benefit                       -                1                 685            430             2,357
   Maximum Anniversary Value Death
    Benefit                                         66                2                  11            135                 3
   Combined Optional Benefits                        3                -                   1             12                 6
                                      -------------------  ------------------- ------------- --------------  ----------------
TOTAL EXPENSES                                   1,517            2,877           2,490,220      1,790,296         2,034,980
                                      -------------------  ------------------- ------------- --------------  ----------------
NET INVESTMENT INCOME (LOSS)                     4,072             (227)          3,468,457      9,127,380         2,712,902
                                      -------------------  ------------------- ------------- --------------  ----------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment
   companies                                   120,928           87,812           1,036,411              -                 -
   Investments                                  (4,519)          37,548           5,622,642        673,887         2,183,264
Net change in unrealized
   appreciation (depreciation)
   on investments                              (69,435)           7,325           4,009,478     (5,444,179)       (2,183,264)
                                      -------------------  ------------------- ------------- --------------  ----------------
NET REALIZED AND UNREALIZED GAIN
  (LOSS)                                        46,974          132,685          10,668,531     (4,770,292)                -
                                      -------------------  ------------------- ------------- --------------  ----------------

NET INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS              $        51,046      $   132,458         $14,136,988   $  4,357,088    $    2,712,902
-------------------------------       ===================  =================== ============= ==============  ================
(A) INCEPTION DATE OCTOBER 29, 2001.

                     See notes to the financial statements.


JACKSON NATIONAL SEPARATE ACCOUNT - I
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2001


                                                      Salomon
                                       Salomon      Brothers/JNL
                                      Brothers/     U.S. Government T. Rowe Price/    T. Rowe Price/     T. Rowe
                                     JNL Global       & Quality      JNL Establishe     JNL Mid-Cap       Price/JNL
                                    Bond Portfolio  Bond Portfolio  Growth Portfolio Growth Portfolio Value Portfolio
INVESTMENT INCOME                   --------------  --------------- ---------------- ---------------- ---------------
   Dividends                         $  3,471,183    $   7,171,138   $            -   $            -   $     573,318
                                    --------------  --------------- ---------------- ---------------- ---------------

EXPENSES
   Standard Benefit                       827,373        1,977,332        4,867,694        4,214,913         741,335
   Earnings Protection Benefit                286            1,891            1,107            1,351           1,353
   Maximum Anniversary Value Death
    Benefit                                     6               11               65               61              73
   Combined Optional Benefits                  17               56                3               38               6
                                    --------------  --------------- ---------------- ---------------- ---------------
TOTAL EXPENSES                            827,682        1,979,290        4,868,869        4,216,363         742,767
                                    --------------  --------------- ---------------- ---------------- ---------------
NET INVESTMENT INCOME (LOSS)            2,643,501        5,191,848       (4,868,869)      (4,216,363)       (169,449)
                                    --------------  --------------- ---------------- ---------------- ---------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment
   companies                                    -          730,765          842,571                -         279,544
   Investments                          2,080,251        4,531,971        6,079,622       16,042,559      (1,180,241)
Net change in unrealized
   appreciation (depreciation)
   on investments                      (1,698,378)      (4,345,216)     (50,548,739)     (24,411,948)       (614,338)
                                    --------------  --------------- ---------------- ---------------- ---------------
NET REALIZED AND UNREALIZED GAIN
  (LOSS)                                  381,873          917,520      (43,626,546)      (8,369,389)     (1,515,035)
                                    --------------  --------------- ---------------- ---------------- ---------------

NET INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS            $  3,025,374    $   6,109,368   $  (48,495,415)  $  (12,585,752)  $  (1,684,484)
-------------------------------     ==============  =============== ================ ================ ===============
(A) INCEPTION DATE OCTOBER 29, 2001.

                     See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT - I
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2001




                                       JNL/S&P             JNL/S&P            JNL/S&P                JNL/S&P
                                    Conservative           Moderate          Aggressive        Very Aggressive     JNL/S&P Equity
                                    Growth Portfolio I Growth Portfolio I  Growth Portfolio I  Growth Portfolio  I Growth Portfolio
                                    ------------------ ------------------  ------------------  ---------------- ------------------
INVESTMENT INCOME
   Dividends                         $      5,520,171   $      8,030,867    $      3,175,785    $    1,429,425   $        3,302,729
                                    ------------------ ------------------  ------------------  ---------------- --------------------

EXPENSES
   Standard Benefit                         2,220,052          3,579,112           1,343,078           774,367            1,900,106
   Earnings Protection Benefit                  1,631             3,097                 602             1,157                2,414
   Maximum Anniversary Value Death
    Benefit                                       168                239                 102                19                    -
   Combined Optional Benefits                      71                 18                   -                 -                    -
                                    ------------------ ------------------  ------------------  ---------------- --------------------
TOTAL EXPENSES                              2,221,922          3,582,466           1,343,782           775,543            1,902,520
                                    ------------------ ------------------  ------------------  ---------------- --------------------
NET INVESTMENT INCOME (LOSS)                3,298,249          4,448,401           1,832,003           653,882            1,400,209
                                    ------------------ ------------------  ------------------  ---------------- --------------------
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment
   companies                                6,085,566          11,048,415         6,239,266         5,405,811            10,404,318
   Investments                               (908,768)         (3,423,136)       (2,855,825)       (2,922,785)           (7,184,145)
Net change in unrealized
   appreciation (depreciation)            (17,702,781)        (34,302,297)      (17,176,751)      (12,275,381)          (28,512,250)
   on investments                   ------------------ ------------------  ------------------  ---------------- --------------------

NET REALIZED AND UNREALIZED GAIN
  (LOSS)                                  (12,525,983)        (26,677,018)      (13,793,310)       (9,792,355)          (25,292,077)
                                    ------------------ ------------------  ------------------  ---------------- --------------------

NET INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS            $     (9,227,734)   $    (22,228,617)  $    (11,961,307)   $   (9,138,473)  $(      23,891,868)
                                    ==================  ================== ==================  ================ ====================


                     See notes to the financial statements.



JACKSON NATIONAL SEPARATE ACCOUNT - I
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2001

                                                 JNL/S&P Equity
                                                  Aggressive
                                              Growth Portfolio I
                                               --------------
INVESTMENT INCOME
   Dividends                                     $ 1,152,265
                                               --------------

EXPENSES
   Standard Benefit                                  559,681
   Earnings Protection Benefit                           473
   Maximum Anniversary Value Death Benefit                 -
   Combined Optional Benefits                              -
                                               --------------
TOTAL EXPENSES                                       560,154
                                               --------------
NET INVESTMENT INCOME (LOSS)                         592,111
                                               --------------
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Distributions from investment
   companies                                       3,616,291
   Investments                                    (1,937,508)
Net change in unrealized
   appreciation (depreciation)
   on investments                                 (9,158,687)
                                               --------------
NET REALIZED AND UNREALIZED GAIN
  (LOSS)                                          (7,479,904)
                                               --------------

NET INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS                        $(6,887,793)
                                               ==============

                     See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT - I
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2001


                                                      AIM/                  AIM/
                                               JNL Large Cap JNL          Small Cap             AIM/JNL            JNL/Alger
                                               Growth Portfolio (a)  Growth Portfolio (a)  Value II Portfolio (a) Growth Portfolio
                                               --------------------  --------------------  ---------------------- ----------------
OPERATIONS
   Net investment income (loss)                 $            (502)    $           (1,857)   $            (1,126)   $  (4,448,404)
   Net realized gain (loss) on investments                      5                  3,518                    455       (2,253,614)
   Net change in unrealized appreciation
      (depreciation) on investments                         3,236                 74,592                 29,943      (42,923,954)
                                               --------------------  --------------------  ---------------------- ----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                          2,739                 76,253                 29,272      (49,625,972)
                                               --------------------  --------------------  ---------------------- ----------------

CONTRACT TRANSACTIONS (NOTES 5 & 6)
   Proceeds from the sale of units                        318,823                255,366                141,047       14,610,412
   Value of units redeemed                                   (160)                (7,802)                  (547)     (22,343,660)
   Transfers between portfolios                           135,590              1,488,758                650,977      (15,489,477)
   Policyholder charges                                        (6)                  (309)                   (17)        (680,050)
                                               --------------------  --------------------  ---------------------- ----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                                  454,247              1,736,013                 791,460     (23,902,775)
                                               --------------------  --------------------  ---------------------- ----------------

NET INCREASE (DECREASE) IN NET ASSETS                     456,986              1,812,266                 820,732     (73,528,747)

NET ASSETS BEGINNING OF PERIOD                                  -                      -                       -     360,827,138
                                               --------------------  --------------------  ---------------------- ----------------

NET ASSETS END OF PERIOD                        $          456,986    $        1,812,266    $            820,732   $  287,298,391
----------------------------------             ====================  ====================  ======================  ===============
(A)  INCEPTION DATE OCTOBER 29, 2001.


                     See notes to the financial statements.


JACKSON NATIONAL SEPARATE ACCOUNT - I
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2001




                                                                                     JNL/Eagle    JNL/First Trus   JNL/First Trust
                                                 JNL/Alliance    JNL/Eagle Core      SmallCap     Communications       Energy
                                               Growth Portfolio Equity Portfolio Equity Portfolio Sector Portfolio Sector Portfolio
                                               ---------------- ---------------- ---------------- ---------------- ----------------
OPERATIONS
   Net investment income (loss)                 $   (329,292)    $ (689,500)      $  (1,090,561)   $     (151,706)  $     (87,334)
   Net realized gain (loss) on investments        (3,366,321)       778,777             171,427        (2,038,985)        (46,110)
   Net change in unrealized appreciation
      (depreciation) on investments               (1,565,392)   (10,010,660)          6,921,575        (5,127,898)     (1,811,456)
                                               ---------------- ---------------- ---------------- ---------------- ----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                (5,261,005)    (9,921,383)           6,002,441       (7,318,589)     (1,944,900)
                                               ---------------- ---------------- ---------------- ---------------- ----------------

CONTRACT TRANSACTIONS (NOTES 5 & 6)
   Proceeds from the sale of units                 7,691,706      5,083,888            7,111,289        3,394,966       3,574,381
   Value of units redeemed                        (1,316,209)    (5,927,455)          (5,810,190)        (381,521)       (251,400)
   Transfers between portfolios                   12,930,487     (2,102,246)           9,783,905        2,293,708         874,654
   Policyholder charges                              (42,921)      (178,868)            (181,917)         (22,709)        (11,277)
                                               ---------------- ---------------- ---------------- ---------------- ----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                          19,263,063     (3,124,681)          10,903,087        5,284,444       4,186,358
                                               ---------------- ---------------- ---------------- ---------------- ----------------

NET INCREASE (DECREASE) IN NET ASSETS             14,002,058    (13,046,064)          16,905,528       (2,034,145)      2,241,458

NET ASSETS BEGINNING OF PERIOD                    17,782,263     86,430,053           67,663,605       12,498,234       5,227,191
                                               ---------------- ---------------- ---------------- ---------------- ----------------

NET ASSETS END OF PERIOD                        $ 31,784,321     $   73,383,989   $   84,569,133    $  10,464,089   $   7,468,649
----------------------------------             ================ ================ ================  =============== ================
(A)  INCEPTION DATE OCTOBER 29, 2001.



JACKSON NATIONAL SEPARATE ACCOUNT - I
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2001

                                               JNL/First Trust
                                                 Financial
                                               Sector Portfolio
                                               --------------
OPERATIONS
   Net investment income (loss)                 $   (179,117)
   Net realized gain (loss) on investments            67,139
   Net change in unrealized appreciation
      (depreciation) on investments               (1,456,586)
                                               --------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                (1,568,564)
                                               --------------

CONTRACT TRANSACTIONS (NOTES 5 & 6)
   Proceeds from the sale of units                 6,118,264
   Value of units redeemed                          (424,957)
   Transfers between portfolios                      522,823
   Policyholder charges                              (16,956)
                                               --------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                           6,199,174
                                               --------------

NET INCREASE (DECREASE) IN NET ASSETS              4,630,610

NET ASSETS BEGINNING OF PERIOD                    11,279,997
                                               --------------

NET ASSETS END OF PERIOD                        $ 15,910,607
----------------------------------             ==============
(A)  INCEPTION DATE OCTOBER 29, 2001.

JACKSON NATIONAL SEPARATE ACCOUNT - I
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2001

                                                                                JNL/First Trust
                                              JNL/First Trust  JNL/First Trust  Pharmaceutical/  JNL/First Trust JNL/First Trust
                                               Global Target   Leading Brands     Healthcare        Target 25    Target Small-Cap
                                               15 Portfolio   Sector Portfolio Sector Portfolio     Portfolio       Portfolio
                                              --------------- ---------------- ----------------  --------------- ----------------
OPERATIONS
   Net investment income (loss)                $    (79,573)   $     (76,195)   $    (276,649)    $     (70,338)  $    (128,617)
   Net realized gain (loss) on investment            60,097          (14,472)         368,285            34,604          74,797
   Net change in unrealized appreciation
      (depreciation) on investments                  (9,397)        (228,632)      (1,551,041)          607,054         (29,784)
                                              --------------- ---------------- ----------------  --------------- ----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                  (28,873)         (319,299)     (1,459,405)          571,320         (83,604)
                                              --------------- ---------------- ----------------  --------------- ----------------

CONTRACT TRANSACTIONS (NOTES 5 & 6)
   Proceeds from the sale of units                2,605,700         2,989,564       8,268,395         2,955,347       5,143,393
   Value of units redeemed                         (227,786)         (192,682)       (601,498)         (136,127)       (265,557)
   Transfers between portfolios                     695,451         1,238,407         854,164         1,449,537       1,936,585
   Policyholder charges                              (8,134)           (8,983)        (31,050)           (2,899)        (14,512)
                                              --------------- ---------------- ----------------  --------------- ----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                           3,065,231        4,026,306        8,490,011        4,265,858       6,799,909
                                              --------------- ---------------- ----------------  --------------- ----------------

NET INCREASE (DECREASE) IN NET ASSETS              3,036,358        3,707,007        7,030,606        4,837,178       6,716,305

NET ASSETS BEGINNING OF PERIOD                     5,038,680        4,301,721       17,461,634        3,569,048       7,728,252
                                              --------------- ---------------- ----------------  --------------- ----------------

NET ASSETS END OF PERIOD                       $   8,075,038   $    8,008,728   $   24,492,240    $   8,406,226   $  14,444,557
                                              =============== ================ ================  =============== ================

                     See notes to the financial statements.



                                              JNL/First Trust  JNL/First Trust  JNL/First Trust JNL/First Trust     JNL/Janus
                                               Technology       The Dow Target  The Dow Target   The S&P Target    Aggressive
                                              Sector Portfolio  10 Portfolio     5 Portfolio     10 Portfolio    Growth Portfolio
                                              ---------------- ---------------  --------------- ---------------  ----------------
OPERATIONS
   Net investment income (loss)                $    (241,351)   $    (382,077)   $     (77,917)  $    (261,325)   $  (5,516,034)
   Net realized gain (loss) on investment          (2,906,489)        249,808          (39,213)         15,101      (20,606,099)
   Net change in unrealized appreciation
      (depreciation) on investments                (6,922,168)     (1,215,462)        (174,101)     (4,632,075)    (140,990,870)
                                              ---------------- ---------------  --------------- ---------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                (10,070,008)     (1,347,731)        (291,231)     (4,878,299)    (167,113,003)
                                              ---------------- ---------------  --------------- ---------------  ----------------

CONTRACT TRANSACTIONS (NOTES 5 & 6)
   Proceeds from the sale of units                  6,814,264       7,797,901        2,091,282       6,510,756       17,204,478
   Value of units redeemed                           (503,633)     (1,909,859)        (202,944)       (743,998)     (28,212,362)
   Transfers between portfolios                     3,761,389      11,350,059          282,365         357,286      (28,364,660)
   Policyholder charges                               (32,672)        (56,062)          (9,558)        (28,542)        (978,768)
                                              ---------------- ---------------  --------------- ---------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                           10,039,348      17,182,039        2,161,145       6,095,502      (40,351,312)
                                              ---------------- ---------------  --------------- ---------------  ----------------

NET INCREASE (DECREASE) IN NET ASSETS                 (30,660)     15,834,308        1,869,914       1,217,203     (207,464,315)

NET ASSETS BEGINNING OF PERIOD                     20,077,023      21,063,075        5,040,476      18,966,662      541,956,902
                                              ---------------- ---------------  --------------- ---------------  ----------------

NET ASSETS END OF PERIOD                       $   20,046,363   $  36,897,383    $   6,910,390   $  20,183,865    $  334,492,587
                                              ================ ===============  =============== ===============  ================


                     See notes to the financial statements.


JACKSON NATIONAL SEPARATE ACCOUNT - I
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2001

                                               JNL/Janus       JNL/Janus         JNL/Janus     JNL/Oppenheimer
                                               Balanced         Capital           Global        Global Growth    JNL/Oppenheimer
                                               Portfolio   Growth Portfolio Equities Portfolio  Portfolio (a)  Growth Portfolio (a)
                                              ----------   ---------------- ------------------ --------------- --------------------
OPERATIONS
   Net investment income (loss)               $   622,574   $  (4,259,698)   $        227,934   $     (31,488)  $          (10,008)
   Net realized gain (loss) on investment        (494,582)    (52,638,773)         (6,973,579)        (20,552)              (5,064)
   Net change in unrealized appreciation
      (depreciation) on investments            (2,330,136)   (124,290,871)       (118,839,639)        252,548               76,550
                                              ----------   ---------------- ------------------ --------------- --------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                             (2,202,144)    (181,189,342)      (125,585,284)        200,508               61,478
                                              ----------   ---------------- ------------------ --------------- --------------------

CONTRACT TRANSACTIONS (NOTES 5 & 6)
   Proceeds from the sale of units             11,781,850       15,368,842          4,050,150       3,083,973            1,361,004
   Value of units redeemed                     (3,954,533)     (23,253,077)       (26,765,997)       (119,813)             (40,647)
   Transfers between portfolios                25,977,191      (15,745,967)       (47,845,264)      5,014,258            2,460,428
   Policyholder charges                          (116,355)        (816,185)          (812,872)         (4,358)              (1,319)
                                              ----------   ---------------- ------------------ --------------- --------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                       33,688,153      (24,446,387)       (71,373,983)      7,974,060           3,779,466
                                              ----------   ---------------- ------------------ --------------- --------------------

NET INCREASE (DECREASE) IN NET ASSETS          31,486,009     (205,635,729)      (196,959,267)      8,174,568           3,840,944

NET ASSETS BEGINNING OF PERIOD                 23,963,805      444,915,867        527,596,770               -                   -
                                              ----------   ---------------- ------------------ --------------- --------------------

NET ASSETS END OF PERIOD                      $55,449,814     $239,280,138       $330,637,503     $ 8,174,568         $ 3,840,944
------------------------------------          ================================================================================
(A) INCEPTION DATE MAY 1, 2001.
(B) INCEPTION DATE OCTOBER 29, 2001.


                                                JNL/PIMCO                       JNL/Putnam    JNL/Putnam        JNL/Putnam
                                              Total Return      JNL/Putnam      International   Midcap          Value Equity
                                            ond Portfolio (b) Growth Portfolio Equity Portfolio Growth Portfolio Portfolio
                                              -----------------------------------------  --------------------------
OPERATIONS
   Net investment income (loss)                   $ 188,487   $(4,051,533   $ (699,105)   $ (210,466)  $(1,599,508)
   Net realized gain (loss) on investment           243,745   (12,899,150)  (4,490,377)   (1,467,413)    2,678,419
   Net change in unrealized appreciation
      (depreciation) on investments                (531,700)  (78,823,848) (18,940,126)   (2,935,390)  (27,519,532)
                                              -------------- ------------- ------------  ------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                  (99,468)  (95,774,531) (24,129,608)   (4,613,269)  (26,440,621)
                                              -------------- ------------- ------------  ------------  ------------

CONTRACT TRANSACTIONS (NOTES 5 & 6)
   Proceeds from the sale of units                  683,499    10,818,819    9,185,542     5,821,978    15,911,441
   Value of units redeemed                          (85,129)  (22,535,774)  (6,844,467)     (971,524)  (24,697,220)
   Transfers between portfolios                   7,897,570   (11,751,712)     139,857       100,850    (5,034,638)
   Policyholder charges                                (212)     (738,047)    (180,630)      (18,163)     (676,933)
                                              -------------- ------------- ------------  ------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                          8,495,728   (24,206,714)   2,300,302     4,933,141   (14,497,350)
                                              -------------- ------------- ------------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS             8,396,260  (119,981,245) (21,829,306)      319,872   (40,937,971)

NET ASSETS BEGINNING OF PERIOD                            -   366,466,960  109,364,591    18,054,736   327,052,198
                                              -------------- ------------- ------------  ------------  ------------

NET ASSETS END OF PERIOD                        $ 8,396,260  $246,485,715  $ 87,535,285  $ 18,374,608  $286,114,227
------------------------------------          ================================================================================
(A) INCEPTION DATE MAY 1, 2001.
(B) INCEPTION DATE OCTOBER 29, 2001.

                     See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT - I
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2001






                                              Lazard/JNL             Lazard/JNL       PPM America/  PPM America/      PPM America/
                                                Mid Cap              Small Cap        JNL Balanced  JNL High Yield     JNL Money
                                             Value Portfolio (a) Value Portfolio (a)    Portfolio    Bond Portfolio Market Portfolio
                                             -----------------------------------------  ------------  ------------
OPERATIONS
   Net investment income (loss)                     $ 4,072        $ (227) $ 3,468,457   $ 9,127,380   $ 2,712,902
   Net realized gain (loss) on investment           116,409       125,360    6,659,053       673,887     2,183,264
   Net change in unrealized appreciation
      (depreciation) on investments                 (69,435)        7,325    4,009,478    (5,444,179)   (2,183,264)
                                              -------------- ------------- ------------  ------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                   51,046       132,458   14,136,988     4,357,088     2,712,902
                                              -------------- ------------- ------------  ------------  ------------

CONTRACT TRANSACTIONS (NOTES 5 & 6)
   Proceeds from the sale of units                  188,556       135,367   10,166,174     7,550,105    41,010,877
   Value of units redeemed                           (3,616)       (3,173) (16,113,497)  (11,971,947)  (36,407,995)
   Transfers between portfolios                     973,728     1,583,013   38,082,985    14,723,116    34,065,940
   Policyholder charges                                 (42)          (77)    (401,648)     (323,670)   (1,314,770)
                                              -------------- ------------- ------------  ------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                          1,158,626     1,715,130   31,734,014     9,977,604    37,354,052
                                              -------------- ------------- ------------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS             1,209,672     1,847,588   45,871,002    14,334,692    40,066,954

NET ASSETS BEGINNING OF PERIOD                            -             -  150,992,068   110,480,018   102,033,473
                                              -------------- ------------- ------------  ------------  ------------

NET ASSETS END OF PERIOD                        $ 1,209,672   $ 1,847,588  $196,863,070  $124,814,710  $142,100,427
------------------------------------          ============== ============= ============  ============  ============
(A) INCEPTION DATE OCTOBER 29, 2001.



JACKSON NATIONAL SEPARATE ACCOUNT - I
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2001


                                                             Salomon
                                               Salomon     Brothers/JNL
                                              Brothers/    U.S. Government T. Rowe Price/  T. Rowe Price/      T. Rowe
                                             JNL Global      & Quality     JNL Established  JNL Mid-Cap         Price/JNL
                                            Bond Portfolio Bond Portfolio  Growth Portfolio Growth Portfolio Value Portfolio
                                            -------------- ------------- ----------------------------------------
OPERATIONS
   Net investment income (loss)                 $ 2,643,501   $ 5,191,848  $(4,868,869)  $(4,216,363)   $ (169,449)
   Net realized gain (loss) on investment         2,080,251     5,262,736    6,922,193    16,042,559      (900,697)
   Net change in unrealized appreciation
      (depreciation) on investments              (1,698,378)   (4,345,216) (50,548,739)  (24,411,948)     (614,338)
                                              -------------- ------------- ------------  ------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                3,025,374     6,109,368  (48,495,415)  (12,585,752)   (1,684,484)
                                              -------------- ------------- ------------  ------------  ------------

CONTRACT TRANSACTIONS (NOTES 5 & 6)
   Proceeds from the sale of units                3,545,063    14,076,243   15,193,838    13,597,618    12,806,481
   Value of units redeemed                       (5,634,671)  (13,559,805) (27,218,789)  (23,919,005)   (4,018,256)
   Transfers between portfolios                   1,373,303    59,031,388     (106,914)  (13,585,756)   59,850,830
   Policyholder charges                            (138,175)     (370,115)    (782,923)     (669,114)      (97,929)
                                              -------------- ------------- ------------  ------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                           (854,480)   59,177,711  (12,914,788)  (24,576,257)   68,541,126
                                              -------------- ------------- ------------  ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS             2,170,894    65,287,079  (61,410,203)  (37,162,009)   66,856,642

NET ASSETS BEGINNING OF PERIOD                   56,541,523   104,633,134  396,691,054   343,271,181    15,566,879
                                              -------------- ------------- ------------  ------------  ------------

NET ASSETS END OF PERIOD                       $ 58,712,417  $169,920,213  $335,280,851  $306,109,172  $ 82,423,521
------------------------------------          ============== ============= ============  ============  ============
(A) INCEPTION DATE OCTOBER 29, 2001.

                     See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT - I
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2001


                                                 JNL/S&P           JNL/S&P           JNL/S&P             JNL/S&P
                                              Conservative        Moderate           Aggressive          Very Aggressiv
                                              Growth Portfolio I Growth Portfolio I  Growth Portfolio I  Growth Portfolio
                                              ---------------------------------------------------------------------
OPERATIONS
   Net investment income (loss)                 $ 3,298,249   $ 4,448,401  $ 1,832,003     $ 653,882
   Net realized gain (loss) on investment         5,176,798     7,625,279    3,383,441     2,483,026
   Net change in unrealized appreciation
      (depreciation) on investments             (17,702,781)  (34,302,297) (17,176,751)  (12,275,381)
                                              -------------- ------------- ------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                               (9,227,734)  (22,228,617) (11,961,307)   (9,138,473)
                                              -------------- ------------- ------------  ------------

CONTRACT TRANSACTIONS (NOTES 5 & 6)
   Proceeds from the sale of units               22,695,545    41,244,486   17,389,782     6,525,638
   Value of units redeemed                      (11,975,908)  (17,592,531)  (5,211,055)   (3,027,141)
   Transfers between portfolios                  43,151,991    68,987,368   12,419,696     5,763,571
   Policyholder charges                            (320,642)     (533,354)    (189,765)     (147,431)
                                              -------------- ------------- ------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                         53,550,986    92,105,969   24,408,658     9,114,637
                                              -------------- ------------- ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS            44,323,252    69,877,352   12,447,351       (23,836)

NET ASSETS BEGINNING OF PERIOD                  136,839,281   217,898,906   90,763,857    56,823,449
                                              -------------- ------------- ------------  ------------

NET ASSETS END OF PERIOD                       $181,162,533  $287,776,258  $103,211,208  $ 56,799,613
                                              ============== ============= ============  ============


                     See notes to the financial statements.


JACKSON NATIONAL SEPARATE ACCOUNT - I
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2001

                                                                 JNL/S&P Equity
                                             JNL/S&P Equity        Aggressive
                                             Growth Portfolio I  Growth Portfolio I
                                             ----------------------------
OPERATIONS
   Net investment income (loss)                $ 1,400,209          $ 592,111
   Net realized gain (loss) on investment        3,220,173          1,678,783
   Net change in unrealized appreciation
      (depreciation) on investments            (28,512,250)        (9,158,687)
                                             --------------      -------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                             (23,891,868)        (6,887,793)
                                             --------------      -------------

CONTRACT TRANSACTIONS (NOTES 5 & 6)
   Proceeds from the sale of units              16,007,116          6,223,272
   Value of units redeemed                      (6,869,407)        (2,105,550)
   Transfers between portfolios                 22,956,766          3,595,430
   Policyholder charges                           (262,020)          (110,046)
                                             --------------      -------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CONTRACT TRANSACTIONS                        31,832,455          7,603,106
                                             --------------      -------------

NET INCREASE (DECREASE) IN NET ASSETS            7,940,587            715,313

NET ASSETS BEGINNING OF PERIOD                 131,645,048         39,093,694
                                             --------------      -------------

NET ASSETS END OF PERIOD                      $139,585,635       $ 39,809,007
                                             ==============      =============

                     See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT - I
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2001

Jackson National Separate Account - I
Statements of Changes in Net Assets
For the Year Ended December 31, 2000


                                                                                                   JNL/Eagle        JNL/First Trust
                                             JNL/Alger          JNL/Alliance      JNL/Eagle Core    SmallCap        Communications
                                            Growth Portfolio Growth Portfolio (a) Equity Portfolio Equity Portfolio Sector Portfolio
                                            ----------------------------------------  ------------  ------------
Operations
   Net investment income (loss)             $(5,394,356)    $ (97,661)  $(1,018,170)   $ (921,684)   $ (167,003)
   Net realized gain (loss) on investments   22,953,012       (94,829)    2,810,726     1,851,281       135,335
   Net change in unrealized appreciation
      (depreciation) on investments         (81,002,589)   (3,083,832)   (3,161,581)  (12,245,649)   (5,153,054)
                                            ------------  ------------  ------------  ------------  ------------
Net increase (decrease) in net assets
   from operations                          (63,443,933)   (3,276,322)   (1,369,025)  (11,316,052)   (5,184,722)
                                            ------------  ------------  ------------  ------------  ------------

Contract transactions (Notes 5 & 6)
   Proceeds from the sale of units           80,095,616     7,648,562    15,509,992    18,788,611     9,146,084
   Value of units redeemed                  (24,609,838)     (279,013)   (4,238,465)   (3,847,866)     (259,164)
   Transfers between portfolios              33,943,008    13,691,088    16,010,533    12,281,252     3,755,000
   Policyholder charges                        (453,188)       (2,052)      (88,587)      (83,281)       (7,098)
                                            ------------  ------------  ------------  ------------  ------------
Net increase (decrease) in net assets from
   contract transactions                     88,975,598    21,058,585    27,193,473    27,138,716    12,634,822
                                            ------------  ------------  ------------  ------------  ------------

Net increase (decrease) in net assets         25,531,665    17,782,263    25,824,448    15,822,664     7,450,100

Net assets beginning of period               335,295,473             -    60,605,605    51,840,941     5,048,134
                                             ------------  ------------  ------------  ------------  ------------

Net assets end of period                     $360,827,138  $ 17,782,263  $ 86,430,053  $ 67,663,605  $ 12,498,234
----------------------------------           ============  ============  ============  ============  ============

(a)  Inception date May 1, 2000.

                     See notes to the financial statements.


Jackson National Separate Account - I
Statements of Changes in Net Assets
For the Year Ended December 31, 2000


                                                                                                                  JNL/First Trust
                                                JNL/First      TrustJNL/First TrusJNL/First Trust JNL/First Trust  Pharmaceutical/
                                               Energy            Financial     Global Target     Leading Brands      Healthcare
                                            Sector Portfolio Sector Portfolio 15 Portfolio      Sector Portfolio   Sector Portfolio
                                            -------------- ------------- ------------  ------------  ------------
Operations
   Net investment income (loss)                 $ (34,686)    $ (86,685)   $ (52,751)    $ (41,735)   $ (152,004)
   Net realized gain (loss) on investments        194,209       217,557     (180,454)       20,006       425,997
   Net change in unrealized appreciation
      (depreciation) on investments               716,809     1,528,275      440,678       395,442     2,975,683
                                            -------------- ------------- ------------  ------------  ------------
Net increase (decrease) in net assets
   from operations                                876,332     1,659,147      207,473       373,713     3,249,676
                                            -------------- ------------- ------------  ------------  ------------

Contract transactions (Notes 5 & 6)
   Proceeds from the sale of units              2,094,114     4,632,660    2,787,783     1,574,977     8,009,986
   Value of units redeemed                        (28,973)      (67,574)     (61,403)      (32,553)     (155,474)
   Transfers between portfolios                 1,524,706     2,561,478       72,728       715,397     2,317,246
   Policyholder charges                              (625)       (2,700)      (2,204)       (1,515)       (6,271)
                                            -------------- ------------- ------------  ------------  ------------
Net increase (decrease) in net assets from
   contract transactions                        3,589,222     7,123,864    2,796,904     2,256,306    10,165,487
                                            -------------- ------------- ------------  ------------  ------------

Net increase (decrease) in net assets           4,465,554     8,783,011    3,004,377     2,630,019    13,415,163

Net assets beginning of period                    761,637     2,496,986    2,034,303     1,671,702     4,046,471
                                            -------------- ------------- ------------  ------------  ------------

Net assets end of period                      $ 5,227,191  $ 11,279,997  $ 5,038,680   $ 4,301,721   $ 17,461,634
----------------------------------          ============== ============= ============  ============  ============

(a)  Inception date May 1, 2000.


                     See notes to the financial statements.

Jackson National Separate Account - I
Statements of Changes in Net Assets
For the Year Ended December 31, 2000


                                            JNL/First TrustJNL/First TrusJNL/First TrusJNL/First TrusJNL/First Trust
                                              Target 25    Target Small-CTechnology    The Dow TargetThe Dow Target
                                              Portfolio     Portfolio    Sector Portfol10 Portfolio  5 Portfolio
                                            -------------- ------------- ------------  ------------  ------------
Operations
   Net investment income (loss)                 $ (39,893)    $ (78,137)  $ (275,167)   $ (196,268)    $ (60,881)
   Net realized gain (loss) on investments        (83,085)      359,304      575,428      (279,440)     (228,297)
   Net change in unrealized appreciation
      (depreciation) on investments                86,898       660,504   (7,671,518)    1,844,716       267,187
                                            -------------- ------------- ------------  ------------  ------------
Net increase (decrease) in net assets
   from operations                                (36,080)      941,671   (7,371,257)    1,369,008       (21,991)
                                            -------------- ------------- ------------  ------------  ------------

Contract transactions (Notes 5 & 6)
   Proceeds from the sale of units              1,660,588     3,860,176   15,200,403     7,617,761     1,552,667
   Value of units redeemed                        (43,508)      (62,440)    (380,058)     (560,491)      (72,600)
   Transfers between portfolios                   132,805       891,420    4,807,362     4,862,049      (264,912)
   Policyholder charges                            (1,213)       (3,243)     (12,089)      (11,639)       (3,608)
                                            -------------- ------------- ------------  ------------  ------------
Net increase (decrease) in net assets from
   contract transactions                        1,748,672     4,685,913   19,615,618    11,907,680     1,211,547
                                            -------------- ------------- ------------  ------------  ------------

Net increase (decrease) in net assets           1,712,592     5,627,584   12,244,361    13,276,688     1,189,556

Net assets beginning of period                  1,856,456     2,100,668    7,832,662     7,786,387     3,850,920
                                            -------------- ------------- ------------  ------------  ------------

Net assets end of period                      $ 3,569,048   $ 7,728,252  $ 20,077,023  $ 21,063,075  $ 5,040,476
----------------------------------          ============== ============= ============  ============  ============

(a)  Inception date May 1, 2000.


Jackson National Separate Account - I
Statements of Changes in Net Assets
For the Year Ended December 31, 2000

                                            JNL/First Trust JNL/Janus         JNL/Janus     JNL/Janus         JNL/Janus
                                            The S&P Target  Aggressive         Balanced       Capital            Global
                                            10 Portfolio   Growth Portfolio Portfolio (a) Growth Portfolio Equities Portfolio
                                            -------------- --------------------------  --------------------------
Operations
   Net investment income (loss)                $ (218,421)  $(8,738,041)  $ (115,697)  $(8,157,752)  $(8,441,224)
   Net realized gain (loss) on investments        289,337    44,585,132      (57,588)   41,642,563    38,095,787
   Net change in unrealized appreciation
      (depreciation) on investments             1,351,480  (195,939,493)    (307,911)  (285,820,396) (165,131,915)
                                            -------------- ------------- ------------  ------------  ------------
Net increase (decrease) in net assets
   from operations                              1,422,396  (160,092,402)    (481,196)  (252,335,585) (135,477,352)
                                            -------------- ------------- ------------  ------------  ------------

Contract transactions (Notes 5 & 6)
   Proceeds from the sale of units              7,610,805   153,692,000   10,986,431   164,097,806   122,513,127
   Value of units redeemed                       (373,040)  (40,573,177)  (1,433,538)  (39,170,052)  (36,169,116)
   Transfers between portfolios                 1,127,453    59,919,115   14,942,388    95,149,706    64,386,414
   Policyholder charges                           (10,620)     (816,161)     (50,280)     (659,516)     (654,639)
                                            -------------- ------------- ------------  ------------  ------------
Net increase (decrease) in net assets from
   contract transactions                        8,354,598   172,221,777   24,445,001   219,417,944   150,075,786
                                            -------------- ------------- ------------  ------------  ------------

Net increase (decrease) in net assets           9,776,994    12,129,375   23,963,805   (32,917,641)   14,598,434

Net assets beginning of period                  9,189,668   529,827,527            -   477,833,508   512,998,336
                                            -------------- ------------- ------------  ------------  ------------

Net assets end of period                     $ 18,966,662  $541,956,902  $ 23,963,805  $444,915,867  $527,596,770
----------------------------------          ============== ============= ============  ============  ============

(a)  Inception date May 1, 2000.


                     See notes to the financial statements.

Jackson National Separate Account - I
Statements of Changes in Net Assets
For the Year Ended December 31, 2000


                                                              JNL/Putnam     JNL/Putnam            JNL/Putnam    PPM America/
                                             JNL/Putnam       International   Midcap               Value Equity  JNL Balanced
                                            Growth Portfolio Equity Portfolio Growth Portfolio (a) Portfolio     Portfolio
                                            ---------------------------- --------------------------  ------------
Operations
   Net investment income (loss)               $(5,605,059)  $(1,434,263)   $ (61,923)  $(4,100,108)  $(1,946,865)
   Net realized gain (loss) on investments     18,074,158     4,570,314      (65,959)    2,451,046     1,988,146
   Net change in unrealized appreciation
      (depreciation) on investments           (95,820,647)  (19,992,463)    (378,915)   19,249,791     9,574,801
                                            -------------- ------------- ------------  ------------  ------------
Net increase (decrease) in net assets
   from operations                            (83,351,548)  (16,856,412)    (506,797)   17,600,729     9,616,082
                                            -------------- ------------- ------------  ------------  ------------

Contract transactions (Notes 5 & 6)
   Proceeds from the sale of units             65,271,722    22,538,155    5,422,474    37,518,572    13,552,561
   Value of units redeemed                    (24,616,384)   (7,568,625)    (510,680)  (18,568,903)  (10,771,136)
   Transfers between portfolios                30,715,169    14,822,151   13,662,448    14,869,720    (1,312,956)
   Policyholder charges                          (538,798)     (137,970)     (12,709)     (391,457)     (238,802)
                                            -------------- ------------- ------------  ------------  ------------
Net increase (decrease) in net assets from
   contract transactions                       70,831,709    29,653,711   18,561,533    33,427,932     1,229,667
                                            -------------- ------------- ------------  ------------  ------------

Net increase (decrease) in net assets         (12,519,839)   12,797,299   18,054,736    51,028,661    10,845,749

Net assets beginning of period                378,986,799    96,567,292            -   276,023,537   140,146,319
                                            -------------- ------------- ------------  ------------  ------------

Net assets end of period                     $366,466,960  $109,364,591  $ 18,054,736  $327,052,198  $150,992,068
----------------------------------          ============== ============= ============  ============  ============

(a)  Inception date May 1, 2000.



Jackson National Separate Account - I
Statements of Changes in Net Assets
For the Year Ended December 31, 2000


                                                                                           Salomon
                                                                             Salomon       Brothers/JNL
                                            PPM America/   PPM America/      Brothers/     U.S. Governmen  T. Rowe Price/
                                            JNL High Yield  JNL Money       JNL Global     & Quality       JNL Established
                                            Bond Portfolio Market Portfolio Bond Portfolio Bond Portfolio  Growth Portfolio
                                            -------------- ------------- ------------  ------------  ------------
Operations
   Net investment income (loss)               $(1,651,228)  $(1,514,430)  $ (748,406)  $(1,304,112)  $(5,406,567)
   Net realized gain (loss) on investments        923,935     5,925,852    1,053,385     1,412,251    20,387,358
   Net change in unrealized appreciation
      (depreciation) on investments            (7,679,405)      219,080    2,721,491     8,884,922   (25,081,525)
                                            -------------- ------------- ------------  ------------  ------------
Net increase (decrease) in net assets
   from operations                             (8,406,698)    4,630,502    3,026,470     8,993,061   (10,100,734)
                                            -------------- ------------- ------------  ------------  ------------

Contract transactions (Notes 5 & 6)
   Proceeds from the sale of units             10,508,289    92,212,778    5,039,201    10,096,353    55,228,582
   Value of units redeemed                     (8,287,897)  (25,842,286)  (3,956,727)   (7,983,632)  (29,389,015)
   Transfers between portfolios                (9,087,006) (100,242,491)     907,325     1,852,091    41,525,303
   Policyholder charges                          (172,579)     (622,603)     (71,634)     (167,776)     (602,816)
                                            -------------- ------------- ------------  ------------  ------------
Net increase (decrease) in net assets from
   contract transactions                       (7,039,193)  (34,494,602)   1,918,165     3,797,036    66,762,054
                                            -------------- ------------- ------------  ------------  ------------

Net increase (decrease) in net assets         (15,445,891)  (29,864,100)   4,944,635    12,790,097    56,661,320

Net assets beginning of period                125,925,909   131,897,573   51,596,888    91,843,037   340,029,734
                                            -------------- ------------- ------------  ------------  ------------

Net assets end of period                     $110,480,018  $102,033,473  $ 56,541,523  $104,633,134  $396,691,054
----------------------------------          ============== ============= ============  ============  ============

(a)  Inception date May 1, 2000.

                     See notes to the financial statements.

Jackson National Separate Account - I
Statements of Changes in Net Assets
For the Year Ended December 31, 2000


                                            T. Rowe Price/      T. Rowe           JNL/S&P             JNL/S&P
                                             JNL Mid-Cap       Price/JNL          Conservative        Moderate
                                            Growth Portfolio Value Portfolio (a)  Growth Portfolio I  Growth Portfolio I
                                            ---------------------------------------------------------

Operations
   Net investment income (loss)               $(4,134,080)    $ (60,272) $(1,466,389)  $(2,383,880)
   Net realized gain (loss) on investments     18,801,784        33,726    1,793,757     2,381,108
   Net change in unrealized appreciation
      (depreciation) on investments                70,398     1,148,529   (5,141,455)  (13,814,097)
                                            -------------- ------------- ------------  ------------
Net increase (decrease) in net assets
   from operations                             14,738,102     1,121,983   (4,814,087)  (13,816,869)
                                            -------------- ------------- ------------  ------------

Contract transactions (Notes 5 & 6)
   Proceeds from the sale of units             41,996,999     3,230,677   35,766,333    68,213,975
   Value of units redeemed                    (21,256,536)     (627,483)  (6,101,431)  (15,860,731)
   Transfers between portfolios                57,548,400    11,851,835   40,344,652    70,516,652
   Policyholder charges                          (427,491)      (10,133)     (94,308)     (462,848)
                                            -------------- ------------- ------------  ------------
Net increase (decrease) in net assets from
   contract transactions                       77,861,372    14,444,896   69,915,246   122,407,048
                                            -------------- ------------- ------------  ------------

Net increase (decrease) in net assets          92,599,474    15,566,879   65,101,159   108,590,179

Net assets beginning of period                250,671,707             -   71,738,122   109,308,727
                                            -------------- ------------- ------------  ------------

Net assets end of period                     $343,271,181  $ 15,566,879  $136,839,281  $217,898,906
----------------------------------          ============== ============= ============  ============

(a)  Inception date May 1, 2000.


Jackson National Separate Account - I
Statements of Changes in Net Assets
For the Year Ended December 31, 2000


                                             JNL/S&P              JNL/S&P                                 JNL/S&P Equity
                                            Aggressive            Very Aggressive     JNL/S&P Equity      Aggressive
                                            Growth Portfolio I    Growth Portfolio I  Growth Portfolio I  Growth Portfolio I
                                            --------------------------------------------------------------------------------
Operations
   Net investment income (loss)               $ (967,914)  $ (617,938)  $(1,437,813)  $ (430,729)
   Net realized gain (loss) on investments       745,580      244,688       917,832      384,904
   Net change in unrealized appreciation
      (depreciation) on investments          (10,146,587) (11,563,885)  (22,026,740)  (7,352,171)
                                            -------------------------- ------------- ------------
Net increase (decrease) in net assets
   from operations                           (10,368,921) (11,937,135)  (22,546,721)  (7,397,996)
                                            -------------------------- ------------- ------------

Contract transactions (Notes 5 & 6)
   Proceeds from the sale of units            36,707,352   23,676,934    49,124,721   15,758,031
   Value of units redeemed                    (3,814,668)  (2,134,086)   (4,915,361)  (1,352,732)
   Transfers between portfolios               28,220,787   23,873,828    50,705,290   14,077,546
   Policyholder charges                         (100,098)     (44,631)     (135,163)     (39,492)
                                            -------------------------- ------------- ------------
Net increase (decrease) in net assets from
   contract transactions                      61,013,373   45,372,045    94,779,487   28,443,353
                                            -------------------------- ------------- ------------

Net increase (decrease) in net assets         50,644,452   33,434,910    72,232,766   21,045,357

Net assets beginning of period                40,119,405   23,388,539    59,412,282   18,048,337
                                            -------------------------- ------------- ------------

Net assets end of period                     $90,763,857 $ 56,823,449  $131,645,048  $ 39,093,694
----------------------------------          ========================== ============= ============

(a)  Inception date May 1, 2000.

                     See notes to the financial statements.

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS

NOTE 1 - ORGANIZATION
---------------------

Jackson National Life Insurance Company ("Jackson National") established Jackson National Separate Account - I (the "Separate Account") on June 14, 1993. The Separate Account commenced operations on October 16, 1995, and is registered under the Investment Company Act of 1940 as a unit investment trust.

The Separate Account assets legally belong to Jackson National and the obligations under the contracts are the obligation of Jackson National. However, the contract assets in the Separate Account are not chargeable with liabilities arising out of any other business Jackson National may conduct.

The Separate Account receives and invests net premiums for individual flexible premium variable annuity contracts issued by Jackson National. The contracts can be purchased on a non-tax qualified basis or in connection with certain plans qualifying for favorable federal income tax treatment. The Separate Account currently contains forty-six (46) Portfolios, each of which invests in the following series of mutual funds:

------------------------------------------------------------------------------------------------------------------------------------
                                      JNL SERIES TRUST
------------------------------------------------------------------------------------------------------------------------------------
AIM/JNL Large Cap Growth Series                      JNL/Putnam Value Equity Series
AIM/JNL Small Cap Growth Series                      Lazard/JNL Mid Cap Value Series
AIM/JNL Value II Series                              Lazard/JNL Small Cap Value Series
JNL/Alger Growth Series                              PPM America/JNL Balanced Series
JNL/Alliance Growth Series                           PPM America/JNL High Yield Bond Series
JNL/Eagle Core Equity Series                         PPM America/JNL Money Market Series
JNL/Eagle SmallCap Equity Series                     Salomon Brothers/JNL Global Bond Series
JNL/Janus Aggressive Growth Series                   Salomon Brothers/JNL U.S. Government & Quality Bond Series
JNL/Janus Balanced Series                            T. Rowe Price/JNL Established Growth Series
JNL/Janus Capital Growth Series                      T. Rowe Price/JNL Mid-Cap Growth Series
JNL/Janus Global Equities Series                     T. Rowe Price/JNL Value Series
JNL/Oppenheimer Global Growth Series                 JNL/S&P Conservative Growth Series I
JNL/Oppenheimer Growth Series                        JNL/S&P Moderate Growth Series I
JNL/PIMCO Total Return Bond Series                   JNL/S&P Aggressive Growth Series I
JNL/Putnam Growth Series                             JNL/S&P Very Aggressive Growth Series I
JNL/Putnam International Equity Series               JNL/S&P Equity Growth Series I
JNL/Putnam Midcap Growth Series                      JNL/S&P Equity Aggressive Series I


--------------------------------------------------------------------------------
                JNL VARIABLE FUND LLC
--------------------------------------------------------------------------------
JNL/First Trust Communications Sector Series
JNL/First Trust Energy Sector Series
JNL/First Trust Financial Sector Series
JNL/First Trust Global Target 15 Series
JNL/First Trust Leading Brands Sector Series
JNL/First Trust Pharmaceutical/Healthcare Sector Series
JNL/First Trust Target 25 Series
JNL/First Trust Target Small-Cap Series
JNL/First Trust Technology Sector Series
JNL/First Trust The Dow Target 10 Series
JNL/First Trust The Dow Target 5 Series
JNL/First Trust The S&P Target 10 Series

Jackson National Asset Management, LLC, a wholly-owned subsidiary of Jackson National, serves as investment adviser for all the series and receives a fee for its services from each of the series.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES
----------------------------------------

The following is a summary of significant accounting policies followed by the Separate Account in the preparation of its financial statements.

USE OF ESTIMATES
----------------

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
----------------------------------------------------

Investments
-----------

     The Separate Account's investments in the corresponding series of mutual funds ("Series") are stated at the net asset values of the respective Series. The average cost method is used in determining the cost of the shares sold on withdrawals by the Separate Account. Investments in the Series are recorded on trade date. Realized gain distributions are reinvested in the respective Series. Dividend distributions received from the Series are reinvested in additional shares of the Series and are recorded as income to the Separate Account on the ex-dividend date.

Federal Income Taxes
--------------------

     The operations of the Separate Account are included in the federal income tax return of Jackson National, which is taxed as a "life insurance company" under the provisions of the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the Separate Account. Therefore, no federal income tax has been provided.

NOTE 3 - POLICY CHARGES
-----------------------

Charges are deducted from the Separate Account to compensate Jackson National for providing the insurance benefits set forth in the contracts, administering the contracts, distributing the contracts, and assuming certain risks in connection with the contracts.

Contract Maintenance Charge
---------------------------

     An annual contract maintenance charge of $35 is charged against each contract to reimburse Jackson National for expenses incurred in establishing and maintaining records relating to the contract. The contract maintenance charge is assessed on each anniversary of the contract date that occurs prior to the annuity date. The charge is deducted by redeeming units. For the period ended December 31, 2001, contract maintenance charges were assessed in the amount of $2,159,918.

Transfer Fee Charge
-------------------

     A transfer fee of $25 will apply to transfers made by contract holders between the portfolios in excess of 15 transfers in a contract year. Jackson National may waive the transfer fee in connection with pre-authorized automatic transfer programs, or in those states where a lesser fee is required. This fee will be deducted from contract values remaining in the portfolio(s) from which the transfers were made. If such remaining contract value is insufficient to pay the transfer fee, then the fee will be deducted from transferred contract values. For the period ended December 31, 2001, transfer fee charges were assessed in the amount of $78,846.

Surrender or Contingent Deferred Sales Charge
---------------------------------------------

     During the first seven contract years, certain contracts include a provision for a charge upon the surrender or partial surrender of the contract. The amount assessed under the contract terms, if any, depends upon the cost associated with distributing the particular contracts. The amount, if any, is determined based on a number of factors, including the amount withdrawn, the contract year of surrender, or the number and amount of withdrawals in a calendar year. The surrender charges are assessed by Jackson National and withheld from the proceeds of the withdrawals. For the period ended December 31, 2001, surrender charges were assessed in the amount of $9,097,240.

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)


NOTE 3 - POLICY CHARGES (CONTINUED)
-----------------------------------

Insurance Charges
-----------------

     Jackson National deducts a daily charge for administrative expenses from the net assets of the Separate Account equivalent to an annual rate of 0.15%. The administration charge is designed to reimburse Jackson National for administrative expenses related to the Separate Account and the issuance and maintenance of contracts.

     Jackson National deducts a daily charge from the net assets of the Separate Account equivalent to an annual rate of 1.25% for the assumption of mortality and expense risks. The mortality risk assumed by Jackson National is that the insured may receive benefits greater than those anticipated by Jackson National. The expense risk assumed by Jackson National is that the costs of administering the contracts of the Separate Account will exceed the amount received from the Administration Charge and the Contract Maintenance Charge.

Optional Benefit Charges
------------------------

     Jackson National makes an additional deduction at an annual rate of 0.20% from the net assets of the Separate Account if the Earnings Protection Benefit Endorsement is selected. The Earnings Protection Benefit is an optional benefit that may increase the amount of the contract's death benefit. The death benefit will be increased by up to 40% of the earnings accumulated but will not exceed 100% of the premiums paid.

     Jackson National makes an additional deduction at an annual rate of 0.22% from the net assets of the Separate Account if the Maximum Anniversary Value Death Benefit Endorsement is selected. The Maximum Anniversary Value Death Benefit is an optional benefit that may increase the amount of the death benefit paid to the greatest contract value at any contract anniversary prior to the owner's 81st birthday. The mortality and expense risk charge is 0.12% lower than in the base contract to reflect the replacement of the standard death benefit with the Maximum Anniversary Value Death Benefit. The total amount of expenses charged with this optional benefit included is 1.50%.

     If both the Earnings Protection Benefit and the Maximum Anniversary Value Death Benefit options are elected, the total Separate Account annual expense is 1.70%.

Premium Taxes
-------------

     Some states and other governmental entities charge premium taxes or other similar taxes. Jackson National is responsible for the payment of these taxes and may make a deduction from the value of the contract for them. Premium taxes generally range from 0% to 4% depending on the state.

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 4 - PURCHASES AND SALES OF INVESTMENTS
-------------------------------------------

     For the period ended December 31, 2001, purchases and proceeds from sales of investments are as follows:

-----------------------------------------------------------------------------------------
                                JNL SERIES TRUST
-----------------------------------------------------------------------------------------

                                                                             Proceeds
                                                              Purchases     from Sales
                                                              ---------     ----------

AIM/JNL Large Cap Growth                                      $   454,413   $        668
AIM/JNL Small Cap Growth                                        1,877,118        142,962
AIM/JNL Value II                                                  803,511         13,177
JNL/Alger Growth                                               64,222,388     92,099,505
JNL/Alliance Growth                                            31,519,243     12,584,011
JNL/Eagle Core Equity                                          27,784,383     31,526,456
JNL/Eagle SmallCap Equity                                      38,652,977     27,705,950
JNL/Janus Aggressive Growth                                    86,043,019    131,100,858
JNL/Janus Balanced                                             44,495,496     10,184,769
JNL/Janus Capital Growth                                       85,746,446    110,089,918
JNL/Janus Global Equities                                      37,385,418    108,000,396
JNL/Oppenheimer Global Growth                                  10,094,610      2,152,038
JNL/Oppenheimer Growth                                          3,944,970        175,512
JNL/PIMCO Total Return Bond                                     9,029,353         99,779
JNL/Putnam Growth                                              43,016,057     71,274,304
JNL/Putnam International Equity                                53,078,490     51,332,682
JNL/Putnam Midcap Growth                                       17,214,985     12,492,310

------------------------------------------------------------------------------------------
                                JNL SERIES TRUST
------------------------------------------------------------------------------------------

                                                                            Proceeds
                                                             Purchases      from Sales
                                                             ---------      ----------

 JNL/Putnam Value Equity                                    $ 68,066,673   $ 84,163,531
 Lazard/JNL Mid Cap Value                                      1,371,874         88,248
 Lazard/JNL Small Cap Value                                    2,863,025      1,060,310
 PPM America/JNL Balanced                                     75,812,130     39,573,248
 PPM America/JNL High Yield Bond                              57,466,130     38,361,146
 PPM America/JNL Money Market                                220,255,843    180,188,889
 Salomon Brothers/JNL Global Bond                             19,912,981     18,123,960
 Salomon Brothers/JNL U.S. Government & Quality Bond         116,313,635     51,213,311
 T. Rowe Price/JNL Established Growth                         76,710,656     93,651,742
 T. Rowe Price/JNL Mid-Cap Growth                             75,497,763    104,290,383
 T. Rowe Price/JNL Value                                      89,718,769     21,067,548
 JNL/S&P Conservative Growth I                                94,554,884     31,620,083
 JNL/S&P Moderate Growth I                                   152,177,819     44,575,034
 JNL/S&P Aggressive Growth I                                  53,815,539     21,335,612
 JNL/S&P Very Aggressive Growth I                             26,920,980     11,746,650
 JNL/S&P Equity Growth I                                      76,290,351     32,653,369
 JNL/S&P Equity Aggressive I                                  20,780,068      8,968,560

---------------------------------------------------------------------------------------
                              JNL VARIABLE FUND LLC
---------------------------------------------------------------------------------------


                                                                             Proceeds
                                                              Purchases     from Sales
                                                              ---------     ----------

JNL/First Trust Communications Sector                         $ 7,779,950    $ 2,647,212
JNL/First Trust Energy Sector                                   7,420,882      3,321,858
JNL/First Trust Financial Sector                               10,604,038      4,583,981
JNL/First Trust Global Target 15                                4,786,287      1,800,629
JNL/First Trust Leading Brands Sector                           5,356,316      1,406,205
JNL/First Trust Pharmaceutical/Healthcare Sector               13,791,226      5,577,864

---------------------------------------------------------------------------------------
                             JNL VARIABLE FUND LLC
---------------------------------------------------------------------------------------

                                                                           Proceeds
                                                           Purchases      from Sales
                                                           ---------      ----------

JNL/First Trust Target 25                                   $ 5,518,815    $ 1,323,295
JNL/First Trust Target Small-Cap                              8,602,214      1,930,922
JNL/First Trust Technology Sector                            13,487,959      3,689,962
JNL/First Trust The Dow Target 10                            27,746,700     10,946,738
JNL/First Trust The Dow Target 5                              3,919,038      1,835,810
JNL/First Trust The S&P Target 10                            11,299,674      5,465,497

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 5 - UNIT ACTIVITY
----------------------
  The following is a reconciliation of unit activity for the periods ended December 31, 2001 and 2000:

                                           AIM/               AIM/
                                      JNL Large Cap       JNL Small Cap           AIM/JNL               JNL/Alger
                                    Growth Portfolio(b)  Growth Portfolio(b) Value II Portfolio(b)  Growth Portfolio (b)
                                    -------------------------------------------------------------------------------------
STANDARD BENEFIT

Units Outstanding at December 31, 1999        -                     -                     -            12,799,325

      Units Issued                            -                     -                     -             6,505,156
      Units Redeemed                          -                     -                     -            (3,168,265)

Units Outstanding at December 31, 2000        -                     -                     -            16,136,216

      Units Issued                       41,072               167,417                73,009             3,044,049
      Units Redeemed                        (15)              (12,572)               (1,097)           (4,390,300)

Units Outstanding at December 31, 2001   41,057               154,845                71,912            14,789,965

EARNINGS PROTECTION BENEFIT*

Units Outstanding at December 31, 1999        -                     -                     -                     -

      Units Issued                            -                     -                     -                     -
      Units Redeemed                          -                     -                     -                     -

Units Outstanding at December 31, 2000        -                     -                     -                     -

      Units Issued                           43                    43                     -                18,033
      Units Redeemed                          -                     -                     -                (1,635)

Units Outstanding at December 31, 2001       43                    43                     -                16,398

MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT**

Units Outstanding at December 31, 1999        -                     -                     -                     -

      Units Issued                            -                     -                     -                     -
      Units Redeemed                          -                     -                     -                     -

Units Outstanding at December 31, 2000        -                     -                     -                     -

      Units Issued                          728                 1,817                 2,765                 3,939
      Units Redeemed                          -                     -                     -                    (4)

Units Outstanding at December 31, 2001      728                 1,817                 2,765                 3,935

COMBINED OPTIONAL DEATH BENEFITS**

Units Outstanding at December 31, 1999        -                     -                     -                     -

      Units Issued                            -                     -                     -                     -
      Units Redeemed                          -                     -                     -                     -

Units Outstanding at December 31, 2000        -                     -                     -                     -

      Units Issued                            -                   150                     -                   150
      Units Redeemed                          -                     -                     -                     -

Units Outstanding at December 31, 2001        -                   150                     -                   150
----------------------------------






                                                                                      JNL/Eagle       JNL/First Trust
                                            JNL/Alliance          JNL/Eagle Core       SmallCap        Communications
                                            Growth Portfolio(a)  Equity Portfolio    Equity Portfolio Sector Portfolio
                                            -----------------   -----------------  ----------------  -------------------
STANDARD BENEFIT

Units Outstanding at December 31, 1999                -               3,154,438         3,152,948       336,879

      Units Issued                            2,337,492               2,123,771         2,792,248     1,074,425
      Units Redeemed                           (104,039)               (729,188)       (1,135,126)     (253,204)

Units Outstanding at December 31, 2000        2,233,453               4,549,021         4,810,070     1,158,100

      Units Issued                            4,253,243               1,540,959         2,528,429     1,034,382
      Units Redeemed                         (1,800,501)             (1,754,183)       (1,860,956)     (357,966)

Units Outstanding at December 31, 2001        4,686,195               4,335,797         5,477,543     1,834,516

EARNINGS PROTECTION BENEFIT*

Units Outstanding at December 31, 1999                -                       -                 -             -

      Units Issued                                    -                       -                 -             -
      Units Redeemed                                  -                       -                 -             -

Units Outstanding at December 31, 2000                -                       -                 -             -

      Units Issued                               22,828                  12,480            18,849        24,347
      Units Redeemed                             (1,909)                 (1,033)           (2,749)          (59)

Units Outstanding at December 31, 2001           20,919                  11,447            16,100        24,288

MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT**

Units Outstanding at December 31, 1999                -                       -                 -             -

      Units Issued                                    -                       -                 -             -
      Units Redeemed                                  -                       -                 -             -

Units Outstanding at December 31, 2000                -                       -                 -             -

      Units Issued                               10,741                   3,378             1,641             -
      Units Redeemed                                (50)                     (4)             (135)            -

Units Outstanding at December 31, 2001           10,691                   3,374             1,506             -

COMBINED OPTIONAL DEATH BENEFITS**

Units Outstanding at December 31, 1999                -                       -                 -             -

      Units Issued                                    -                       -                 -             -
      Units Redeemed                                  -                       -                 -             -

Units Outstanding at December 31, 2000                -                       -                 -             -

      Units Issued                                4,805                   1,955             7,152             -
      Units Redeemed                                  -                       -                 -             -

Units Outstanding at December 31, 2001            4,805                   1,955             7,152             -
----------------------------------




                                            JNL/First Trust    JNL/First Trust
                                                Energy            Financial
                                            Sector Portfolio  Sector Portfolio
                                             --------------    ----------------
STANDARD BENEFIT

Units Outstanding at December 31, 1999            74,681             280,321

      Units Issued                               414,467             941,377
      Units Redeemed                            (131,399)           (213,092)

Units Outstanding at December 31, 2000           357,749           1,008,606

      Units Issued                               567,909           1,027,576
      Units Redeemed                            (251,817)           (439,775)

Units Outstanding at December 31, 2001           673,841           1,596,407

EARNINGS PROTECTION BENEFIT*

Units Outstanding at December 31, 1999                 -                   -

      Units Issued                                     -                   -
      Units Redeemed                                   -                   -

Units Outstanding at December 31, 2000                 -                   -

      Units Issued                                25,843              36,748
      Units Redeemed                                 (96)                  -

Units Outstanding at December 31, 2001            25,747              36,748

MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT**

Units Outstanding at December 31, 1999                 -                   -

      Units Issued                                     -                   -
      Units Redeemed                                   -                   -

Units Outstanding at December 31, 2000                 -                   -

      Units Issued                                     -                   -
      Units Redeemed                                   -                   -

Units Outstanding at December 31, 2001                 -                   -

COMBINED OPTIONAL DEATH BENEFITS**

Units Outstanding at December 31, 1999                 -                   -

      Units Issued                                     -                   -
      Units Redeemed                                   -                   -

Units Outstanding at December 31, 2000                 -                   -

      Units Issued                                     -                   -
      Units Redeemed                                   -                   -

Units Outstanding at December 31, 2001                 -                   -
----------------------------------


*    Optional benefit effective May 1, 2001.
**   Optional benefit effective October 29, 2001.
(a)  Inception date May 1, 2000.
(b)  Inception date October 29, 2001.

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 5 - UNIT ACTIVITY (CONTINUED)





                                                                                   JNL/First Trust
                                           JNL/First Trust  JNL/First Trust         Pharmaceutical/  JNL/First Trust
                                                Global     Target Leading Brands      Healthcare       Target 25
                                            15 Portfolio     Sector Portfolio      Sector Portfolio    Portfolio
                                           -------------- ---------------------   -----------------   ------------
STANDARD BENEFIT

Units Outstanding at December 31, 1999         227,870           176,274              418,359           225,236

      Units Issued                             919,505           341,475            1,160,868           367,924
      Units Redeemed                          (558,689)          (91,697)            (268,161)         (134,162)

Units Outstanding at December 31, 2000         588,686           426,052            1,311,066           458,998

      Units Issued                             563,053           585,878            1,081,852           622,271
      Units Redeemed                          (210,922)         (147,727)            (439,293)         (153,693)

Units Outstanding at December 31, 2001         940,817           864,203            1,953,625           927,576

EARNINGS PROTECTION BENEFIT*

Units Outstanding at December 31, 1999               -                 -                    -                 -

      Units Issued                                   -                 -                    -                 -
      Units Redeemed                                 -                 -                    -                 -

Units Outstanding at December 31, 2000               -                 -                    -                 -

      Units Issued                              18,975            14,816               59,401            27,934
      Units Redeemed                                (2)              (92)                (140)               (4)

Units Outstanding at December 31, 2001          18,973            14,724               59,261            27,930

MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT**

Units Outstanding at December 31, 1999               -                 -                    -                 -

      Units Issued                                   -                 -                    -                 -
      Units Redeemed                                 -                 -                    -                 -

Units Outstanding at December 31, 2000               -                 -                    -                 -

      Units Issued                                   -                 -                    -                 -
      Units Redeemed                                 -                 -                    -                 -

Units Outstanding at December 31, 2001               -                 -                    -                 -

COMBINED OPTIONAL DEATH BENEFITS**

Units Outstanding at December 31, 1999               -                 -                    -                 -

      Units Issued                                   -                 -                    -                 -
      Units Redeemed                                 -                 -                    -                 -

Units Outstanding at December 31, 2000               -                 -                    -                 -

      Units Issued                                   -                 -                    -                 -
      Units Redeemed                                 -                 -                    -                 -

Units Outstanding at December 31, 2001               -                 -                    -                 -
----------------------------------




                                             JNL/First Trust    JNL/First Trust   JNL/First Trust    JNL/First Trust
                                            Target Small-Cap       Technology     The Dow Target     The Dow Target
                                                Portfolio       Sector Portfolio   10 Portfolio      5 Portfolio
                                             ---------------- ------------------  ---------------  -----------------
STANDARD BENEFIT

Units Outstanding at December 31, 1999            170,871             512,510            898,160             497,804

      Units Issued                                584,223           1,458,576          2,116,827             349,520
      Units Redeemed                             (233,514)           (287,905)          (674,675)           (184,057)

Units Outstanding at December 31, 2000            521,580           1,683,181          2,340,312             663,267

      Units Issued                                608,276           1,798,214          3,111,764             500,671
      Units Redeemed                             (132,261)           (464,930)        (1,211,978)           (233,807)

Units Outstanding at December 31, 2001            997,595           3,016,465          4,240,098             930,131

EARNINGS PROTECTION BENEFIT*

Units Outstanding at December 31, 1999                  -                   -                  -                   -

      Units Issued                                      -                   -                  -                   -
      Units Redeemed                                    -                   -                  -                   -

Units Outstanding at December 31, 2000                  -                   -                  -                   -

      Units Issued                                 45,288              51,887             37,758              19,211
      Units Redeemed                                 (119)                (90)              (227)               (189)

Units Outstanding at December 31, 2001             45,169              51,797             37,531              19,022

MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT**

Units Outstanding at December 31, 1999                  -                   -                  -                   -

      Units Issued                                      -                   -                  -                   -
      Units Redeemed                                    -                   -                  -                   -

Units Outstanding at December 31, 2000                  -                   -                  -                   -

      Units Issued                                      -                   -              2,100                   -
      Units Redeemed                                    -                   -                 (4)                  -

Units Outstanding at December 31, 2001                  -                   -              2,096                   -

COMBINED OPTIONAL DEATH BENEFITS**

Units Outstanding at December 31, 1999                  -                   -                  -                   -

      Units Issued                                      -                   -                  -                   -
      Units Redeemed                                    -                   -                  -                   -

Units Outstanding at December 31, 2000                  -                   -                  -                   -

      Units Issued                                      -                   -                  -                   -
      Units Redeemed                                    -                   -                  -                   -

Units Outstanding at December 31, 2001                  -                   -                  -                   -
----------------------------------



                                         JNL/First Trust    JNL/Janus
                                          The S&P Target    Aggressive
                                           10 Portfolio   Growth Portfolio
                                          -------------- -----------------
STANDARD BENEFIT

Units Outstanding at December 31, 1999         836,713    13,399,786

      Units Issued                           1,112,169     7,701,408
      Units Redeemed                          (330,893)   (3,520,799)

Units Outstanding at December 31, 2000       1,617,989    17,580,395

      Units Issued                           1,064,334     3,414,637
      Units Redeemed                          (500,432)   (5,240,760)

Units Outstanding at December 31, 2001       2,181,891    15,754,272

EARNINGS PROTECTION BENEFIT*

Units Outstanding at December 31, 1999               -             -

      Units Issued                                   -             -
      Units Redeemed                                 -             -

Units Outstanding at December 31, 2000               -             -

      Units Issued                              43,085        31,219
      Units Redeemed                              (194)       (3,352)

Units Outstanding at December 31, 2001          42,891        27,867

MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT**

Units Outstanding at December 31, 1999               -             -

      Units Issued                                   -             -
      Units Redeemed                                 -             -

Units Outstanding at December 31, 2000               -             -

      Units Issued                                   -         2,225
      Units Redeemed                                 -             -

Units Outstanding at December 31, 2001               -         2,225

COMBINED OPTIONAL DEATH BENEFITS**

Units Outstanding at December 31, 1999               -             -

      Units Issued                                   -             -
      Units Redeemed                                 -             -

Units Outstanding at December 31, 2000               -             -

      Units Issued                                   -         3,741
      Units Redeemed                                 -             -

Units Outstanding at December 31, 2001               -         3,741
----------------------------------

*Optional benefit effective May 1, 2001.
**Optional benefit effective October 29, 2001.

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 5 - UNIT ACTIVITY (CONTINUED)





                                               JNL/Janus      JNL/Janus             JNL/Janus       JNL/Oppenheimer
                                                Balanced       Capital               Global          Global Growth
                                              Portfolio (a)  Growth Portfolio  Equities Portfolio    Portfolio (b)
                                              -------------- ----------------  -------------------  ----------------
STANDARD BENEFIT

Units Outstanding at December 31, 1999                -        12,048,149           15,866,078                 -

      Units Issued                            2,915,351         9,625,683            8,064,287                 -
      Units Redeemed                           (462,261)       (4,242,359)          (3,681,478)                -

Units Outstanding at December 31, 2000        2,453,090        17,431,473           20,248,887                 -

      Units Issued                            4,576,468         4,352,573            1,351,820         1,103,968
      Units Redeemed                         (1,042,153)       (5,898,388)          (4,776,332)         (237,278)

Units Outstanding at December 31, 2001        5,987,405        15,885,658           16,824,375           866,690

EARNINGS PROTECTION BENEFIT*

Units Outstanding at December 31, 1999                -                 -                    -                 -

      Units Issued                                    -                 -                    -                 -
      Units Redeemed                                  -                 -                    -                 -

Units Outstanding at December 31, 2000                -                 -                    -                 -

      Units Issued                               31,194            15,769                    -            14,607
      Units Redeemed                               (914)               (2)                   -            (1,989)

Units Outstanding at December 31, 2001           30,280            15,767                    -            12,618

MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT**

Units Outstanding at December 31, 1999                -                 -                    -                 -

      Units Issued                                    -                 -                    -                 -
      Units Redeemed                                  -                 -                    -                 -

Units Outstanding at December 31, 2000                -                 -                    -                 -

      Units Issued                                5,209             1,912                    -             7,434
      Units Redeemed                                 (4)                -                    -              (126)

Units Outstanding at December 31, 2001            5,205             1,912                    -             7,308

COMBINED OPTIONAL DEATH BENEFITS**

Units Outstanding at December 31, 1999                -                 -                    -                 -

      Units Issued                                    -                 -                    -                 -
      Units Redeemed                                  -                 -                    -                 -

Units Outstanding at December 31, 2000                -                 -                    -                 -

      Units Issued                                1,584             1,720                    -             1,746
      Units Redeemed                                  -                 -                    -                 -

Units Outstanding at December 31, 2001            1,584             1,720                    -             1,746
----------------------------------




                                                                     JNL/PIMCO                           JNL/Putnam
                                               JNL/Oppenheimer      Total Return        JNL/Putnam      International
                                              Growth Portfolio(b)  Bond Portfolio(c)  Growth Portfolio  Equity Portfolio
                                              ------------------- ------------------ ----------------- ----------------
STANDARD BENEFIT

Units Outstanding at December 31, 1999                -                   -               14,056,305           5,507,406

      Units Issued                                    -                   -                5,905,872           3,669,843
      Units Redeemed                                  -                   -               (3,185,347)         (1,824,152)

Units Outstanding at December 31, 2000                -                   -               16,776,830           7,353,097

      Units Issued                              416,556             860,101                2,328,875           4,083,941
      Units Redeemed                            (17,107)             (8,690)              (3,858,858)         (3,969,423)

Units Outstanding at December 31, 2001          399,449             851,411               15,246,847           7,467,615

EARNINGS PROTECTION BENEFIT*

Units Outstanding at December 31, 1999                -                   -                        -                   -

      Units Issued                                    -                   -                        -                   -
      Units Redeemed                                  -                   -                        -                   -

Units Outstanding at December 31, 2000                -                   -                        -                   -

      Units Issued                               10,104                  86                   37,173              32,219
      Units Redeemed                               (770)                  -                  (15,144)            (10,841)

Units Outstanding at December 31, 2001            9,334                  86                   22,029              21,378

MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT**

Units Outstanding at December 31, 1999                -                   -                        -                   -

      Units Issued                                    -                   -                        -                   -
      Units Redeemed                                  -                   -                        -                   -

Units Outstanding at December 31, 2000                -                   -                        -                   -

      Units Issued                                1,606                 300                    3,802                   -
      Units Redeemed                                  -                   -                       (4)                  -

Units Outstanding at December 31, 2001            1,606                 300                    3,798                   -

COMBINED OPTIONAL DEATH BENEFITS**

Units Outstanding at December 31, 1999                -                   -                        -                   -

      Units Issued                                    -                   -                        -                   -
      Units Redeemed                                  -                   -                        -                   -

Units Outstanding at December 31, 2000                -                   -                        -                   -

      Units Issued                                  499                 300                        -               2,859
      Units Redeemed                                  -                   -                        -                   -

Units Outstanding at December 31, 2001              499                 300                        -               2,859
----------------------------------




                                             JNL/Putnam        JNL/Putnam
                                            Midcap Growth     Value Equity
                                            Portfolio (a)       Portfolio
                                           --------------    -------------
STANDARD BENEFIT

Units Outstanding at December 31, 1999               -          16,357,203

      Units Issued                           2,022,259           7,369,416
      Units Redeemed                          (181,656)         (5,352,532)

Units Outstanding at December 31, 2000       1,840,603          18,374,087

      Units Issued                           2,162,664           3,783,552
      Units Redeemed                        (1,428,349)         (4,783,440)

Units Outstanding at December 31, 2001       2,574,918          17,374,199

EARNINGS PROTECTION BENEFIT*

Units Outstanding at December 31, 1999               -                   -

      Units Issued                                   -                   -
      Units Redeemed                                 -                   -

Units Outstanding at December 31, 2000               -                   -

      Units Issued                              19,730              40,586
      Units Redeemed                              (609)             (5,433)

Units Outstanding at December 31, 2001          19,121              35,153

MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT**

Units Outstanding at December 31, 1999               -                   -

      Units Issued                                   -                   -
      Units Redeemed                                 -                   -

Units Outstanding at December 31, 2000               -                   -

      Units Issued                                 642              10,624
      Units Redeemed                                 -                 (50)

Units Outstanding at December 31, 2001             642              10,574

COMBINED OPTIONAL DEATH BENEFITS**

Units Outstanding at December 31, 1999               -                   -

      Units Issued                                   -                   -
      Units Redeemed                                 -                   -

Units Outstanding at December 31, 2000               -                   -

      Units Issued                                 494               5,048
      Units Redeemed                                 -                   -

Units Outstanding at December 31, 2001             494               5,048
----------------------------------
*    Optional benefit effective May 1, 2001.
**   Optional benefit effective October 29, 2001.
(a)  Inception date May 1, 2000.
(b)  Inception date May 1, 2001.
(c)  Inception date October 29, 2001.

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 5 - UNIT ACTIVITY (CONTINUED)



                                                Lazard/JNL          Lazard/JNL     PPM America/    PPM America/
                                                 Mid Cap             Small Cap     JNL Balanced    JNL High Yield
                                             Value Portfolio(b)  Value Portfolio(b)  Portfolio      Bond Portfolio
                                           --------------------- ----------------- -------------  ----------------
STANDARD BENEFIT

Units Outstanding at December 31, 1999                -                       -         9,940,416     9,672,921

      Units Issued                                    -                       -         2,977,203     2,442,164
      Units Redeemed                                  -                       -        (2,885,333)   (2,997,176)

Units Outstanding at December 31, 2000                -                       -        10,032,286     9,117,909

      Units Issued                              110,142                 257,026         4,291,690     3,625,383
      Units Redeemed                             (7,761)                (95,650)       (2,337,560)   (2,884,518)

Units Outstanding at December 31, 2001          102,381                 161,376        11,986,416     9,858,774

EARNINGS PROTECTION BENEFIT*

Units Outstanding at December 31, 1999                -                       -                 -             -

      Units Issued                                    -                       -                 -             -
      Units Redeemed                                  -                       -                 -             -

Units Outstanding at December 31, 2000                -                       -                 -             -

      Units Issued                                    -                      43            19,470        49,669
      Units Redeemed                                  -                       -              (978)      (27,554)

Units Outstanding at December 31, 2001                -                      43            18,492        22,115

MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT**

Units Outstanding at December 31, 1999                -                       -                 -             -

      Units Issued                                    -                       -                 -             -
      Units Redeemed                                  -                       -                 -             -

Units Outstanding at December 31, 2000                -                       -                 -             -

      Units Issued                                5,811                     280             1,614        12,646
      Units Redeemed                                  -                       -                 -           (13)

Units Outstanding at December 31, 2001            5,811                     280             1,614        12,633

COMBINED OPTIONAL DEATH BENEFITS**

Units Outstanding at December 31, 1999                -                       -                 -             -

      Units Issued                                    -                       -                 -             -
      Units Redeemed                                  -                       -                 -             -

Units Outstanding at December 31, 2000                -                       -                 -             -

      Units Issued                                  150                       -               102         1,029
      Units Redeemed                                  -                       -                 -             -

Units Outstanding at December 31, 2001              150                       -               102         1,029
----------------------------------




                                                                                        Salomon
                                                                Salomon               Brothers/JNL
                                             PPM America/          Brothers/         U.S. Government          T. Rowe Price/
                                              JNL Money          JNL Global            & Quality              JNL Established
                                          Market Portfolio     Bond Portfolio        Bond Portfolio           Growth Portfolio
                                         ------------------  -------------------     ---------------           ------------
STANDARD BENEFIT

Units Outstanding at December 31, 1999       11,491,181              3,970,746             7,963,550             14,057,518

      Units Issued                           22,072,512              1,292,018             3,226,246              5,503,131
      Units Redeemed                        (25,046,394)            (1,145,826)           (2,931,639)            (2,874,703)

Units Outstanding at December 31, 2000        8,517,299              4,116,938             8,258,157             16,685,946

      Units Issued                           17,681,426              1,154,212             8,125,856              3,499,119
      Units Redeemed                        (14,629,773)            (1,218,006)           (3,724,460)            (4,273,149)

Units Outstanding at December 31, 2001       11,568,952              4,053,144            12,659,553             15,911,916

EARNINGS PROTECTION BENEFIT*

Units Outstanding at December 31, 1999                -                      -                     -                      -

      Units Issued                                    -                      -                     -                      -
      Units Redeemed                                  -                      -                     -                      -

Units Outstanding at December 31, 2000                -                      -                     -                      -

      Units Issued                              116,197                  8,160                89,504                 35,606
      Units Redeemed                            (43,902)                (1,687)              (29,710)                (1,063)

Units Outstanding at December 31, 2001           72,295                  6,473                59,794                 34,543

MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT**

Units Outstanding at December 31, 1999                -                      -                     -                      -

      Units Issued                                    -                      -                     -                      -
      Units Redeemed                                  -                      -                     -                      -

Units Outstanding at December 31, 2000                -                      -                     -                      -

      Units Issued                                  343                  1,120                 1,845                 11,575
      Units Redeemed                                  -                      -                     -                      -

Units Outstanding at December 31, 2001              343                  1,120                 1,845                 11,575

COMBINED OPTIONAL DEATH BENEFITS**

Units Outstanding at December 31, 1999                -                      -                     -                      -

      Units Issued                                    -                      -                     -                      -
      Units Redeemed                                  -                      -                     -                      -

Units Outstanding at December 31, 2000                -                      -                     -                      -

      Units Issued                                  500                    964                 4,300                    619
      Units Redeemed                                  -                      -                     -                      -

Units Outstanding at December 31, 2001              500                    964                 4,300                    619
----------------------------------


                                              T. Rowe Price/        T. Rowe
                                               JNL Mid-Cap        Price/JNL
                                            Growth Portfolio Value Portfolio (a)
                                            -----------------  ----------------
STANDARD BENEFIT

Units Outstanding at December 31, 1999           11,658,193               -

      Units Issued                                6,237,507       1,534,277
      Units Redeemed                             (2,789,254)       (154,889)

Units Outstanding at December 31, 2000           15,106,446       1,379,388

      Units Issued                                3,485,590       7,822,604
      Units Redeemed                             (4,747,964)     (1,911,368)

Units Outstanding at December 31, 2001           13,844,072       7,290,624

EARNINGS PROTECTION BENEFIT*

Units Outstanding at December 31, 1999                    -               -

      Units Issued                                        -               -
      Units Redeemed                                      -               -

Units Outstanding at December 31, 2000                    -               -

      Units Issued                                   57,973          68,835
      Units Redeemed                                (14,723)        (15,171)

Units Outstanding at December 31, 2001               43,250          53,664

MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT**

Units Outstanding at December 31, 1999                    -               -

      Units Issued                                        -               -
      Units Redeemed                                      -               -

Units Outstanding at December 31, 2000                    -               -

      Units Issued                                    5,182          14,085
      Units Redeemed                                   (176)              -

Units Outstanding at December 31, 2001                5,006          14,085

COMBINED OPTIONAL DEATH BENEFITS**

Units Outstanding at December 31, 1999                    -               -

      Units Issued                                        -               -
      Units Redeemed                                      -               -

Units Outstanding at December 31, 2000                    -               -

      Units Issued                                    3,550             300
      Units Redeemed                                      -               -

Units Outstanding at December 31, 2001                3,550             300
----------------------------------


*    Optional benefit effective May 1, 2001.
**   Optional benefit effective October 29, 2001.
(a)  Inception date May 1, 2000.
(b)  Inception date October 29, 2001.

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 5 - UNIT ACTIVITY (CONTINUED)





                                                  JNL/S&P            JNL/S&P              JNL/S&P                 JNL/S&P
                                               Conservative          Moderate             Aggressive           Very Aggressive
                                            Growth Portfolio I   Growth Portfolio I    Growth Portfolio I     Growth Portfolio I
                                          --------------------- --------------------  --------------------   --------------------
STANDARD BENEFIT

Units Outstanding at December 31, 1999           5,873,298            8,312,453           2,790,656                   1,438,910

      Units Issued                               7,701,247           11,238,355           4,898,172                   3,227,564
      Units Redeemed                            (2,025,930)          (1,984,864)           (624,700)                   (387,028)

Units Outstanding at December 31, 2000          11,548,615           17,565,944           7,064,128                   4,279,446

      Units Issued                               7,306,184           11,389,599           3,786,941                   1,667,890
      Units Redeemed                            (2,641,106)          (3,674,114)         (1,763,688)                   (940,151)

Units Outstanding at December 31, 2001          16,213,693           25,281,429           9,087,381                   5,007,185

EARNINGS PROTECTION BENEFIT*

Units Outstanding at December 31, 1999                   -                    -                   -                           -

      Units Issued                                       -                    -                   -                           -
      Units Redeemed                                     -                    -                   -                           -

Units Outstanding at December 31, 2000                   -                    -                   -                           -

      Units Issued                                  47,517              105,525              20,176                      40,591
      Units Redeemed                                  (162)                (550)                  -                     (16,688)

Units Outstanding at December 31, 2001              47,355              104,975              20,176                      23,903

MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT**

Units Outstanding at December 31, 1999                   -                    -                   -                           -

      Units Issued                                       -                    -                   -                           -
      Units Redeemed                                     -                    -                   -                           -

Units Outstanding at December 31, 2000                   -                    -                   -                           -

      Units Issued                                  14,901               20,053               6,453                         978
      Units Redeemed                                    (8)                 (56)                 (4)                          -

Units Outstanding at December 31, 2001              14,893               19,997               6,449                         978

COMBINED OPTIONAL DEATH BENEFITS**

Units Outstanding at December 31, 1999                   -                    -                   -                           -

      Units Issued                                       -                    -                   -                           -
      Units Redeemed                                     -                    -                   -                           -

Units Outstanding at December 31, 2000                   -                    -                   -                           -

      Units Issued                                   4,715                1,720                  42                           -
      Units Redeemed                                     -                    -                   -                           -

Units Outstanding at December 31, 2001               4,715                1,720                  42                           -
----------------------------------






                                                              JNL/S&P Equity
                                           JNL/S&P Equity       Aggressive
                                         Growth Portfolio I Growth Portfolio I
                                        ------------------- -------------------
STANDARD BENEFIT

Units Outstanding at December 31, 1999          3,994,657         1,183,888

      Units Issued                              7,163,096         2,185,833
      Units Redeemed                             (713,915)         (303,143)

Units Outstanding at December 31, 2000         10,443,838         3,066,578

      Units Issued                              5,483,145         1,362,573
      Units Redeemed                           (2,884,763)         (765,578)

Units Outstanding at December 31, 2001         13,042,220         3,663,573

EARNINGS PROTECTION BENEFIT*

Units Outstanding at December 31, 1999                  -                 -

      Units Issued                                      -                 -
      Units Redeemed                                    -                 -

Units Outstanding at December 31, 2000                  -                 -

      Units Issued                                 83,842             9,634
      Units Redeemed                              (14,207)                -

Units Outstanding at December 31, 2001             69,635             9,634

MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT**

Units Outstanding at December 31, 1999                  -                 -

      Units Issued                                      -                 -
      Units Redeemed                                    -                 -

Units Outstanding at December 31, 2000                  -                 -

      Units Issued                                     46                 -
      Units Redeemed                                    -                 -

Units Outstanding at December 31, 2001                 46                 -

COMBINED OPTIONAL DEATH BENEFITS**

Units Outstanding at December 31, 1999                  -                 -

      Units Issued                                      -                 -
      Units Redeemed                                    -                 -

Units Outstanding at December 31, 2000                  -                 -

      Units Issued                                      -                 -
      Units Redeemed                                    -                 -

Units Outstanding at December 31, 2001                  -                 -
----------------------------------

*    Optional benefit effective May 1, 2001.
**   Optional benefit effective October 29, 2001.

NOTE 6 - CONTRACT TRANSACTIONS BY OPTION
----------------------------------------

The following is a summary of contract transactions for the period ended December 31, 2001:



                                                         AIM/               AIM/
                                                     JNL Large Cap     JNL Small Cap         AIM/JNL             JNL/Alger
                                                 Growth Portfolio(a) Growth Portfolio(a) Value II Portfolio(a) Growth Portfolio
                                                 ------------------- ------------------- --------------------- ----------------
Standard Benefit

   Proceeds from units issued                     $      311,748      $    235,626        $    113,395         $ 14,482,058
   Value of units redeemed                                  (160)           (7,802)               (547)         (22,343,618)
   Transfers between portfolios                          134,956         1,488,405             650,977          (15,556,930)
                                                 ------------------- ------------------- --------------------- ----------------
   Total gross deposits (withdrawals) net of
      transfers                                          446,544         1,716,229             763,825          (23,418,490)
   Deductions:
   Policyholder charges                                        6               309                  17              680,050
                                                 ------------------- ------------------- --------------------- ----------------
   Net increase (decrease) in net assets
      from contract transactions                  $      446,538      $  1,715,920        $    763,808         $(24,098,540)
                                                 =================== =================== ===================== ================

Earnings Protection Benefit *

   Proceeds from units issued                     $           75      $         75        $          -         $     87,248
   Value of units redeemed                                     -                 -                   -                    -
   Transfers between portfolios                              353               353                   -               67,261
                                                 ------------------- ------------------- --------------------- ----------------
   Total gross deposits (withdrawals) net of
      transfers                                              428               428                   -              154,509
   Deductions:
   Policyholder charges                                        -                 -                   -                    -
                                                 ------------------- ------------------- --------------------- ----------------
   Net increase (decrease) in net assets
      from contract transactions                  $          428      $        428        $          -          $   154,509
                                                 =================== =================== ===================== ================

Maximum Anniversary Value Death Benefit **

   Proceeds from units issued                     $        7,000      $     18,165        $     27,652          $    39,606
   Value of units redeemed                                     -                -                   -                   (42)
   Transfers between portfolios                              281                -                   -                   192
                                                 ------------------- ------------------- --------------------- ----------------
   Total gross deposits (withdrawals) net of
      transfers                                            7,281            18,165              27,652               39,756
   Deductions:
   Policyholder charges                                        -                 -                   -                    -
                                                 ------------------- ------------------- --------------------- ----------------
   Net increase (decrease) in net assets
      from contract transactions                  $        7,281      $     18,165        $     27,652          $    39,756
                                                 =================== =================== ===================== ================

Combined Optional Benefits **

   Proceeds from units issued                     $            -      $      1,500        $          -          $     1,500
   Value of units redeemed                                     -                 -                   -                    -
   Transfers between portfolios                                -                 -                   -                    -
                                                 ------------------- ------------------- --------------------- ----------------
   Total gross deposits (withdrawals) net of
      transfers                                                -             1,500                   -                1,500
   Deductions:
   Policyholder charges                                        -                 -                   -                    -
                                                 ------------------- ------------------- --------------------- ----------------
   Net increase (decrease) in net assets
      from contract transactions                  $            -      $      1,500        $          -          $     1,500
-----------------------------------              =================== =================== ===================== ================



                                                                                        JNL/Eagle     JNL/First Trust
                                                   JNL/Alliance    JNL/Eagle Core        SmallCap     Communications
                                                 Growth Portfolio Equity Portfolio  Equity Portfolio  Sector Portfolio
                                                 ---------------- ----------------  ----------------  ----------------
Standard Benefit

   Proceeds from units issued                     $  7,365,619     $   4,969,168     $   6,883,910     $   3,245,178
   Value of units redeemed                          (1,315,720)       (5,927,413)       (5,810,190)         (381,521)
   Transfers between portfolios                     12,910,420        (2,143,534)        9,767,870         2,235,737
                                                 ---------------- ----------------  ----------------  ----------------
   Total gross deposits (withdrawals net of
      transfers                                     18,960,319        (3,101,779)       10,841,590         5,099,394
   Deductions:
   Policyholder charges                                 42,921           178,868           181,917            22,709
                                                 ---------------- ----------------  ----------------  ----------------
   Net increase (decrease) in net assets
      from contract transactions                  $ 18,917,398     $  (3,280,647)    $  10,659,673     $   5,076,685
                                                 ================ ================  ================  ================

Earnings Protection Benefit *

   Proceeds from units issued                     $    172,773     $      71,589     $     144,147     $    149,788
   Value of units redeemed                                   -                 -                 -                -
   Transfers between portfolios                         20,067            30,436             7,837           57,971
                                                 ---------------- ----------------  ----------------  ----------------
   Total gross deposits (withdrawals net of
      transfers                                        192,840           102,025           151,984          207,759
   Deductions:
   Policyholder charges                                      -                 -                 -                -
                                                 ---------------- ----------------  ----------------  ----------------
   Net increase (decrease) in net assets
      from contract transactions                  $    192,840     $     102,025     $     151,984     $    207,759
                                                 ================ ================  ================  ================

Maximum Anniversary Value Death Benefit**

   Proceeds from units issued                     $    105,426     $      23,976     $       7,800     $          -
   Value of units redeemed                                (489)              (42)                -                -
   Transfers between portfolios                              -            10,428             8,198                -
                                                 ---------------- ----------------  ----------------  ----------------
   Total gross deposits (withdrawals net of
      transfers                                        104,937            34,362            15,998                -
   Deductions:
   Policyholder charges                                      -                 -                 -                -
                                                 ---------------- ----------------  ----------------  ----------------
   Net increase (decrease) in net assets
      from contract transactions                  $    104,937     $      34,362     $      15,998     $          -
                                                 ================ ================  ================  ================

Combined Optional Benefits **

   Proceeds from units issued                     $     47,888     $      19,155     $      75,432     $          -
   Value of units redeemed                                   -                  -                -                -
   Transfers between portfolios                              -                424                -                -
                                                 ---------------- ----------------  ----------------  ----------------
   Total gross deposits (withdrawals net of
      transfers                                         47,888            19,579            75,432                -
   Deductions:
   Policyholder charges                                      -                 -                 -                -
                                                 ---------------- ----------------  ----------------  ----------------
   Net increase (decrease) in net assets
      from contract transactions                  $     47,888     $      19,579     $      75,432     $          -
-----------------------------------              ================ ================  ================  ================



                                                        JNL/First Trust     JNL/First Trust
                                                           Energy              Financial
                                                       Sector Portfolio     Sector Portfolio
                                                       ----------------     ----------------
Standard Benefit

   Proceeds from units issued                           $ 3,388,260          $ 5,861,395
   Value of units redeemed                                 (251,279)            (424,957)
   Transfers between portfolios                             829,953              452,470
                                                       ----------------     ----------------
   Total gross deposits (withdrawals net of
      transfers                                           3,966,934            5,888,908
   Deductions:
   Policyholder charges                                      11,277               16,956
                                                       ----------------     ----------------
 Net increase (decrease) in net assets
      from contract transactions                        $ 3,955,657          $ 5,871,952
                                                       ================     ================

Earnings Protection Benefit *

   Proceeds from units issued                           $   186,121          $   256,869
   Value of units redeemed                                     (121)                   -
   Transfers between portfolios                              44,701               70,353
                                                       ----------------     ----------------
   Total gross deposits (withdrawals net of
      transfers                                             230,701              327,222
   Deductions:
   Policyholder charges                                           -                    -
                                                       ----------------     ----------------
   Net increase (decrease) in net assets
      from contract transactions                        $   230,701          $   327,222
                                                       ================     ================

Maximum Anniversary Value Death Benefit**

   Proceeds from units issued                           $         -          $         -
   Value of units redeemed                                        -                    -
   Transfers between portfolios                                   -                    -
                                                       ----------------     ----------------
   Total gross deposits (withdrawals net of
      transfers                                                   -                    -
   Deductions:
   Policyholder charges                                           -                    -
                                                       ----------------     ----------------
   Net increase (decrease) in net assets
      from contract transactions                        $         -          $         -
                                                       ================     ================

Combined Optional Benefits **

   Proceeds from units issued                           $         -          $         -
   Value of units redeemed                                        -                    -
   Transfers between portfolios                                   -                    -
                                                       ----------------     ----------------
   Total gross deposits (withdrawals net of
      transfers                                                   -                    -
   Deductions:
   Policyholder charges                                           -                    -
                                                       ----------------     ----------------
   Net increase (decrease) in net assets
      from contract transactions                        $         -          $         -
-----------------------------------                    ================     ================

*    Optional benefit effective May 1, 2001.
**   Optional benefit effective October 29, 2001.
(a)  Inception date October 29, 2001.

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - CONTRACT TRANSACTIONS BY OPTION (CONTINUED)
----------------------------------------------------


                                                                                           JNL/First Trust
                                                         JNL/First Trust JNL/First Trust  Pharmaceutical  JNL/First Trust
                                                          Global Target  Leading Brands    Healthcare        Target 25
                                                         15 Portfolio    Sector Portfolio  Sector Portfolio  Portfolio
                                                          --------------  ------------     ------------    ------------
Standard Benefit

   Proceeds from units issued                               $ 2,490,263   $ 2,911,159      $ 7,820,132     $ 2,766,642
   Value of units redeemed                                     (227,764)     (192,529)        (601,228)       (136,106)
   Transfers between portfolios                                 628,760     1,174,009          712,898       1,367,029
                                                          --------------  ------------     ------------    ------------
   Total gross deposits (withdrawals net of
      transfers                                               2,891,259     3,892,639        7,931,802       3,997,565
   Deductions:
   Policyholder charges                                           8,134         8,983           31,050           2,899
                                                          --------------  ------------     ------------    ------------
   Net increase (decrease) in net assets
      from contract transactions                            $ 2,883,125   $ 3,883,656      $ 7,900,752     $ 3,994,666
                                                          ==============  ============     ============    ============

Earnings Protection Benefit *

   Proceeds from units issued                               $   115,437   $    78,405      $   448,263     $   188,705
   Value of units redeemed                                          (22)         (153)            (270)            (21)
   Transfers between portfolios                                  66,691        64,398          141,266          82,508
                                                          --------------  ------------     ------------    ------------
   Total gross deposits (withdrawals net of
      transfers                                                 182,106       142,650          589,259         271,192
   Deductions:
   Policyholder charges                                               -             -                -               -
                                                          --------------  ------------     ------------    ------------
   Net increase (decrease) in net assets
      from contract transactions                            $   182,106   $   142,650      $   589,259     $   271,192
                                                          ==============  ============     ============    ============

Maximum Anniversary Value Death Benefit**

   Proceeds from units issued                               $         -   $         -      $         -     $         -
   Value of units redeemed                                            -             -                -               -
   Transfers between portfolios                                       -             -                -               -
                                                          --------------  ------------     ------------    ------------
   Total gross deposits (withdrawals net of
      transfers                                                       -             -                -               -
   Deductions:
   Policyholder charges                                               -             -                -               -
                                                          --------------  ------------     ------------    ------------
   Net increase (decrease) in net assets
      from contract transactions                            $         -   $         -      $         -     $         -
                                                          ==============  ============     ============    ============

Combined Optional Benefits **

   Proceeds from units issued                               $         -   $         -      $         -     $         -
   Value of units redeemed                                            -             -                -               -
   Transfers between portfolios                                       -             -                -               -
                                                          --------------  ------------     ------------    ------------
   Total gross deposits (withdrawals net of
      transfers                                                       -             -                -               -
   Deductions:
   Policyholder charges                                               -             -                -               -
                                                          --------------  ------------     ------------    ------------
   Net increase (decrease) in net assets
      from contract transactions                            $         -   $         -      $         -     $         -
-----------------------------------                       ==============  ============     ============    ============



                                                          JNL/First Trust   JNL/First Trust  JNL/First Trust  JNL/First Trust
                                                            Target Small-Cap    Technology    The Dow Target   The Dow Target
                                                             Portfolio       Sector Portfolio   10 Portfolio    5 Portfolio
                                                           --------------    ------------       ------------    ------------

Standard Benefit

   Proceeds from units issued                                $ 4,846,474     $ 6,494,236        $ 7,567,713     $ 1,969,267
   Value of units redeemed                                      (265,463)       (503,595)        (1,909,796)       (202,944)
   Transfers between portfolios                                1,834,724       3,705,306         11,210,405         232,619
                                                           --------------    ------------       ------------    ------------
   Total gross deposits (withdrawals net of
      transfers                                                6,415,735       9,695,947         16,868,322       1,998,942
   Deductions:
   Policyholder charges                                           14,512          32,672             56,062           9,558
                                                           --------------    ------------       ------------    ------------
   Net increase (decrease) in net assets
      from contract transactions                             $ 6,401,223     $ 9,663,275        $ 16,812,260    $ 1,989,384
                                                           ==============    ============       ============    ============

Earnings Protection Benefit *

   Proceeds from units issued                                $   296,919     $   320,028        $   211,682     $   122,015
   Value of units redeemed                                           (94)            (38)               (21)              -
   Transfers between portfolios                                  101,861          56,083            137,050          49,746
                                                           --------------    ------------       ------------    ------------
   Total gross deposits (withdrawals net of
      transfers                                                  398,686         376,073            348,711         171,761
   Deductions:
   Policyholder charges                                                -               -                  -               -
                                                           --------------    ------------       ------------    ------------
   Net increase (decrease) in net assets
      from contract transactions                             $   398,686     $   376,073        $   348,711     $   171,761
                                                           ==============    ============       ============    ============

Maximum Anniversary Value Death Benefit**

   Proceeds from units issued                                $         -     $         -        $    18,506     $         -
   Value of units redeemed                                             -               -                (42)              -
   Transfers between portfolios                                        -               -              2,604               -
                                                           --------------    ------------       ------------    ------------
   Total gross deposits (withdrawals net of
      transfers                                                        -               -             21,068               -
   Deductions:
   Policyholder charges                                                -               -                  -               -
                                                           --------------    ------------       ------------    ------------
   Net increase (decrease) in net assets
      from contract transactions                             $         -     $         -        $    21,068     $         -
                                                           ==============    ============       ============    ============

Combined Optional Benefits **

   Proceeds from units issued                                $         -     $         -        $         -     $         -
   Value of units redeemed                                             -               -                  -               -
   Transfers between portfolios                                        -               -                  -               -
                                                           --------------    ------------       ------------    ------------
   Total gross deposits (withdrawals net of
      transfers                                                        -               -                  -               -
   Deductions:
   Policyholder charges                                                -               -                  -               -
                                                           --------------    ------------       ------------    ------------
   Net increase (decrease) in net assets
      from contract transactions                             $         -     $         -        $         -     $         -
-----------------------------------                        ==============    ============       ============    ============



                                                           JNL/First Trust  JNL/Janus
                                                           The S&P Target  Aggressive
                                                           10 Portfolio    Growth Portfolio
                                                           --------------  ------------
Standard Benefit

   Proceeds from units issued                                $ 6,211,427   $ 16,951,914
   Value of units redeemed                                      (743,978)   (28,212,362)
   Transfers between portfolios                                  268,241    (28,420,260)
                                                           --------------  --------------
   Total gross deposits (withdrawals net of
      transfers                                                5,735,690    (39,680,708)
   Deductions:
   Policyholder charges                                           28,542       978,768
                                                           --------------  --------------
   Net increase (decrease) in net assets
      from contract transactions                             $ 5,707,148   $(40,659,476)
                                                           ==============  ==============

Earnings Protection Benefit *

   Proceeds from units issued                                $   299,329   $   194,131
   Value of units redeemed                                           (20)            -
   Transfers between portfolios                                   89,045        54,577
                                                           --------------  --------------
   Total gross deposits (withdrawals net of
      transfers                                                  388,354       248,708
   Deductions:
   Policyholder charges                                                -             -
                                                           --------------  --------------
   Net increase (decrease) in net assets
      from contract transactions                             $   388,354   $   248,708
                                                           ==============  ==============

Maximum Anniversary Value Death Benefit**

   Proceeds from units issued                                $         -   $    21,781
   Value of units redeemed                                             -             -
   Transfers between portfolios                                        -             -
                                                           --------------  --------------
   Total gross deposits (withdrawals net of
      transfers                                                        -        21,781
   Deductions:
   Policyholder charges                                                -             -
                                                           --------------  --------------
   Net increase (decrease) in net assets
      from contract transactions                             $         -   $    21,781
                                                           ==============  ==============

Combined Optional Benefits **

   Proceeds from units issued                                $         -   $    36,652
   Value of units redeemed                                             -             -
   Transfers between portfolios                                        -         1,023
                                                           --------------  --------------
   Total gross deposits (withdrawals net of
      transfers                                                        -        37,675
   Deductions:
   Policyholder charges                                                -             -
                                                           --------------  ------------
   Net increase (decrease) in net assets
      from contract transactions                             $         -   $    37,675
-----------------------------------                        ==============  ============
*    Optional benefit effective May 1, 2001.
**   Optional benefit effective October 29, 2001.

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - CONTRACT TRANSACTIONS BY OPTION (CONTINUED)
----------------------------------------------------



                                                           JNL/Janus         JNL/Janus        JNL/Janus       JNL/Oppenheimer
                                                            Balanced          Capital           Global         Global Growth
                                                           Portfolio     Growth Portfolio Equities Portfolio   Portfolio (a)
                                                          --------------  ---------------  --------------       ------------
Standard Benefit

   Proceeds from units issued                              $ 11,438,425   $   15,211,941   $   4,050,150        $ 2,887,961
   Value of units redeemed                                   (3,954,491)     (23,253,077)    (26,765,997)          (118,361)
   Transfers between portfolios                              25,956,599      (15,762,656)    (47,845,264)         4,997,781
                                                          --------------  ---------------  --------------       ------------
   Total gross deposits (withdrawals net of
      transfers                                              33,440,533      (23,803,792)    (70,561,111)         7,767,381
   Deductions:
   Policyholder charges                                         116,355          816,185         812,872              4,358
                                                          --------------  ---------------  --------------       ------------
   Net increase (decrease) in net assets
      from contract transactions                           $ 33,324,178   $(24,619,977)    $(71,373,983)        $ 7,763,023
                                                          ==============  ===============  ==============       ============

Earnings Protection Benefit *

   Proceeds from units issued                              $    290,408   $    120,798     $          -         $   106,232
   Value of units redeemed                                            -              -                -              (1,410)
   Transfers between portfolios                                   6,237         16,497                -              13,736
                                                          --------------  ---------------  --------------       ------------
   Total gross deposits (withdrawals net of
      transfers                                                 296,645        137,295                -             118,558
   Deductions:
   Policyholder charges                                               -              -                -                   -
                                                          --------------  ---------------  --------------       ------------
   Net increase (decrease) in net assets
      from contract transactions                           $    296,645   $    137,295     $          -         $   118,558
                                                          ==============  ===============  ==============       ============

Maximum Anniversary Value Death Benefit**

   Proceeds from units issued                              $     37,314   $     18,899     $          -         $    72,576
   Value of units redeemed                                          (42)             -                -                 (42)
   Transfers between portfolios                                  14,355            192                -               2,487
                                                          --------------  ---------------  --------------       ------------
   Total gross deposits (withdrawals net of
      transfers                                                  51,627         19,091                -              75,021
   Deductions:
   Policyholder charges                                               -              -                -                   -
                                                          --------------  ---------------  --------------       ------------
   Net increase (decrease) in net assets
      from contract transactions                           $     51,627   $     19,091     $          -         $    75,021
                                                          ==============  ===============  ==============       ============

Combined Optional Benefits **

   Proceeds from units issued                              $     15,703   $     17,204     $          -         $    17,204
   Value of units redeemed                                            -              -                -                   -
   Transfers between portfolios                                       -              -                -                 254
                                                          --------------  ---------------  --------------       ------------
   Total gross deposits (withdrawals net of
      transfers                                                  15,703         17,204                -              17,458
   Deductions:
   Policyholder charges                                               -              -                -                   -
                                                          --------------  ---------------  --------------       ------------
   Net increase (decrease) in net assets
      from contract transactions                           $     15,703   $     17,204     $          -         $    17,458
-----------------------------------                       ==============  ===============  ==============       ============



                                                                               JNL/PIMCO                            JNL/Putnam
                                                       JNL/Oppenheimer       Total Return         JNL/Putnam       International
                                                     Growth Portfolio(a)   Bond Portfolio(b)   Growth Portfolio  Equity Portfolio
                                                      --------------         ------------        ------------      ------------
Standard Benefit

   Proceeds from units issued                           $ 1,283,636        $   677,549           $ 10,605,422      $ 8,943,915
   Value of units redeemed                                  (39,198)           (85,129)           (22,535,732)      (6,844,467)
   Transfers between portfolios                           2,425,734          7,896,671            (11,783,548)         143,590
                                                      --------------       ------------          ------------      ------------
   Total gross deposits (withdrawals net of
      transfers                                           3,670,172          8,489,091            (23,713,858)       2,243,038
   Deductions:
   Policyholder charges                                       1,319                212                738,047          180,630
                                                      --------------       ------------          ------------      ------------
   Net increase (decrease) in net assets
      from contract transactions                        $ 3,668,853        $ 8,488,879           $(24,451,905)     $ 2,062,408
                                                      ==============       ============          ============      ============

Earnings Protection Benefit *

   Proceeds from units issued                           $    65,187        $       150           $    176,035      $   212,894
   Value of units redeemed                                   (1,449)                 -                      -                -
   Transfers between portfolios                              25,767                707                 31,470           (3,733)
                                                      --------------       ------------          ------------      ------------
   Total gross deposits (withdrawals net of
      transfers                                              89,505                857                207,505          209,161
   Deductions:
   Policyholder charges                                           -                  -                      -                -
                                                      --------------       ------------          ------------      ------------
   Net increase (decrease) in net assets
      from contract transactions                        $    89,505        $        857          $    207,505      $   209,161
                                                      ==============       ============          ============      ============

Maximum Anniversary Value Death Benefit**

   Proceeds from units issued                           $    12,181        $      2,800          $     37,362      $         -
   Value of units redeemed                                        -                   -                   (42)               -
   Transfers between portfolios                               3,929                 192                   366                -
                                                      --------------       ------------          ------------      ------------
   Total gross deposits (withdrawals net of
      transfers                                              16,110               2,992                37,686                -
   Deductions:
   Policyholder charges                                           -                   -                     -                -
                                                      --------------       ------------          ------------      ------------
   Net increase (decrease) in net assets
      from contract transactions                        $    16,110        $      2,992          $     37,686      $         -
                                                      ==============       ============          ============      ============

Combined Optional Benefits **

   Proceeds from units issued                           $         -        $      3,000          $          -      $    28,733
   Value of units redeemed                                        -                   -                     -                -
   Transfers between portfolios                               4,998                   -                     -                -
                                                      --------------       ------------          ------------      ------------
   Total gross deposits (withdrawals net of
      transfers                                               4,998               3,000                     -           28,733
   Deductions:
   Policyholder charges                                           -                   -                     -                -
                                                      --------------       ------------          ------------      ------------
   Net increase (decrease) in net assets
      from contract transactions                        $     4,998        $     3,000           $          -      $    28,733
-----------------------------------                   ==============       ============          ============      ============




                                                       JNL/Putnam        JNL/Putnam
                                                         Midcap         Value Equity
                                                      Growth Portfolio   Portfolio
                                                      ----------------  ------------
Standard Benefit

   Proceeds from units issued                           $ 5,675,313     $ 15,428,283
   Value of units redeemed                                 (971,524)     (24,695,319)
   Transfers between portfolios                              68,909       (5,044,488)
                                                      ----------------  ------------
   Total gross deposits (withdrawals net of
      transfers                                           4,772,698      (14,311,524)
   Deductions:
   Policyholder charges                                      18,163          676,933
                                                      ----------------  ------------
   Net increase (decrease) in net assets
      from contract transactions                        $ 4,754,535     $(14,988,457)
                                                      ================  ============

Earnings Protection Benefit *

   Proceeds from units issued                           $   140,127     $    328,011
   Value of units redeemed                                        -           (1,407)
   Transfers between portfolios                              26,943            9,222
                                                      ----------------  ------------
    Total gross deposits (withdrawals net of
      transfers                                             167,070          335,826
   Deductions:
   Policyholder charges                                           -                -
                                                      ----------------  ------------
    Net increase (decrease) in net assets
      from contract transactions                        $   167,070     $    335,826
                                                      ================  ============

Maximum Anniversary Value Death Benefit**

   Proceeds from units issued                           $     6,538     $    104,884
   Value of units redeemed                                        -             (494)
   Transfers between portfolios                                   -              289
                                                      ----------------  ------------
    Total gross deposits (withdrawals net of
      transfers                                               6,538          104,679
   Deductions:
   Policyholder charges                                           -                -
                                                      ----------------  ------------
    Net increase (decrease) in net assets
      from contract transactions                        $     6,538     $    104,679
                                                      ================  ============

Combined Optional Benefits **

   Proceeds from units issued                           $         -     $     50,263
   Value of units redeemed                                        -                -
   Transfers between portfolios                               4,998              339
                                                      ----------------  ------------
    Total gross deposits (withdrawals net of
      transfers                                               4,998           50,602
   Deductions:
   Policyholder charges                                           -                -
                                                      ----------------  ------------
    Net increase (decrease) in net assets
      from contract transactions                        $     4,998     $     50,602
-----------------------------------                   ================  ============

*    Optional benefit effective May 1, 2001.
**   Optional benefit effective October 29, 2001.
(a)  Inception date May 1, 2001.
(b)  Inception date October 29, 2001.

----------------------------------------------------




                                                     Lazard/JNL          Lazard/JNL         PPM America/     PPM America/
                                                      Mid Cap            Small Cap          JNL Balanced    JNL High Yield
                                                   Value Portfolio(a) Value Portfolio(a)      Portfolio     Bond Portfolio
                                                   ------------------ ------------------    ------------    --------------

Standard Benefit

   Proceeds from units issued                       $    127,973       $   132,492          $ 10,076,195     $  7,250,405
   Value of units redeemed                                (3,616)           (3,173)          (16,111,989)     (11,971,820)
   Transfers between portfolios                          973,728         1,582,660            37,972,231       14,664,648
                                                   ------------------ ------------------    ------------    --------------
   Total gross deposits (withdrawals net of
      transfers                                        1,098,085         1,711,979            31,936,437        9,943,233
   Deductions:
   Policyholder charges                                       42                77               401,629          323,670
                                                   ------------------ ------------------    ------------    --------------
   Net increase (decrease) in net assets
      from contract transactions                    $  1,098,043       $ 1,711,902          $ 31,534,808     $  9,619,563
                                                   ================== ==================    ============    ==============

Earnings Protection Benefit *

   Proceeds from units issued                       $          -       $        75          $     88,381     $    173,573
   Value of units redeemed                                     -                 -                (1,508)               -
   Transfers between portfolios                                -               353                95,031           48,218
                                                   ------------------ ------------------    ------------    --------------
   Total gross deposits (withdrawals net of
      transfers                                                -               428               181,904          221,791
   Deductions:
   Policyholder charges                                        -                 -                    19                -
                                                   ------------------ ------------------    ------------    --------------
   Net increase (decrease) in net assets
      from contract transactions                    $          -       $       428          $    181,885     $    221,791
                                                   ================== ==================    ============    ==============

Maximum Anniversary Value Death Benefit**

   Proceeds from units issued                       $     59,083       $     2,800          $      1,598     $    126,127
   Value of units redeemed                                     -                 -                     -             (127)
   Transfers between portfolios                                -                 -                14,700                -
                                                   ------------------ ------------------    ------------    --------------
   Total gross deposits (withdrawals net of
      transfers                                           59,083             2,800                16,298          126,000
   Deductions:
   Policyholder charges                                        -                 -                     -                -
                                                   ------------------ ------------------    ------------    --------------
   Net increase (decrease) in net assets
      from contract transactions                    $     59,083       $     2,800          $     16,298     $    126,000
                                                   ================== ==================    ============    ==============

Combined Optional Benefits **

   Proceeds from units issued                       $      1,500       $         -          $          -     $          -
   Value of units redeemed                                     -                 -                     -                -
   Transfers between portfolios                                -                 -                 1,023           10,250
                                                   ------------------ ------------------    ------------    --------------
   Total gross deposits (withdrawals net of
      transfers                                            1,500                 -                 1,023           10,250
   Deductions:
   Policyholder charges                                        -                 -                     -                -
                                                   ------------------ ------------------    ------------    --------------
   Net increase (decrease) in net assets
      from contract transactions                    $      1,500       $         -          $      1,023     $     10,250
-----------------------------------                ================== ==================    ============    ==============


                                                                                           Salomon
                                                                         Salomon        Brothers/JNL
                                                     PPM America/       Brothers/     U.S. Government    T. Rowe Price/
                                                      JNL Money        JNL Global        & Quality       JNL Established
                                                   Market Portfolio  Bond Portfolio     Bond Portfolio   Growth Portfolio
                                                   ----------------  --------------     --------------   ----------------
Standard Benefit
----------------

   Proceeds from units issued                       $  40,277,222     $ 3,463,724        $ 13,622,623     $  14,877,050
   Value of units redeemed                            (36,406,489)     (5,634,671)        (13,557,774)      (27,218,789)
   Transfers between portfolios                        34,065,257       1,367,563          58,804,963          (243,287)
                                                   ----------------  --------------     --------------   ----------------
   Total gross deposits (withdrawals net of
      transfers                                        37,935,990        (803,384)         58,869,812       (12,585,026)
   Deductions:
   Policyholder charges                                 1,314,770         138,175             370,115           782,923
                                                   ----------------  --------------     --------------   ----------------
   Net increase (decrease) in net assets
      from contract transactions                    $  36,621,220     $  (941,559)       $ 58,499,697     $ (13,367,949)
                                                   ================  ==============     ==============   ================

Earnings Protection Benefit *

   Proceeds from units issued                       $     733,655     $    60,561        $    415,440     $     197,438
   Value of units redeemed                                 (1,506)              -              (2,031)                -
   Transfers between portfolios                            (7,746)          5,740             204,933           132,295
                                                   ----------------  --------------     --------------   ----------------
   Total gross deposits (withdrawals net of
      transfers                                           724,403          66,301             618,342           329,733
   Deductions:
   Policyholder charges                                         -               -                   -                 -
                                                   ----------------  --------------     --------------   ----------------
   Net increase (decrease) in net assets
      from contract transactions                    $     724,403     $    66,301        $    618,342     $      329,733
                                                   ================  ==============     ==============   ================

Maximum Anniversary Value Death Benefit**

   Proceeds from units issued                       $           -     $    11,200        $     13,650     $      113,162
   Value of units redeemed                                      -               -                   -                  -
   Transfers between portfolios                             3,431               -               4,306              4,078
                                                   ----------------  --------------     --------------   ----------------
   Total gross deposits (withdrawals net of
      transfers                                             3,431          11,200              17,956            117,240
   Deductions:
   Policyholder charges                                         -               -                   -                  -
                                                   ----------------  --------------     --------------   ----------------
   Net increase (decrease) in net assets
      from contract transactions                    $       3,431     $    11,200        $     17,956     $      117,240
                                                   ================  ==============     ==============   ================

Combined Optional Benefits **

   Proceeds from units issued                       $           -     $     9,578        $     24,530     $        6,188
   Value of units redeemed                                      -               -                   -                  -
   Transfers between portfolios                             4,998               -              17,186                  -
                                                   ----------------  --------------     --------------   ----------------
   Total gross deposits (withdrawals net of
      transfers                                             4,998           9,578              41,716              6,188
   Deductions:
   Policyholder charges                                         -               -                   -                  -
                                                   ----------------  --------------     --------------   ----------------
   Net increase (decrease) in net assets
      from contract transactions                    $       4,998     $     9,578        $     41,716     $        6,188
-----------------------------------                ================  ==============     ==============   ================



                                                           T. Rowe Price/       T. Rowe
                                                            JNL Mid-Cap        Price/JNL
                                                         Growth Portfolio    Value Portfolio
                                                         ----------------    ---------------
Standard Benefit

   Proceeds from units issued                             $   13,203,324      $ 12,277,442
   Value of units redeemed                                   (23,918,487)       (4,018,174)
   Transfers between portfolios                              (13,695,152)       59,726,812
                                                         ----------------    ---------------
   Total gross deposits (withdrawals net of
      transfers                                              (24,410,315)       67,986,080
   Deductions:
   Policyholder charges                                          669,114            97,910
                                                         ----------------    ---------------
   Net increase (decrease) in net assets
      from contract transactions                          $  (25,079,429)     $ 67,888,170
                                                         ================    ===============

Earnings Protection Benefit *

   Proceeds from units issued                             $      310,532      $    398,549
   Value of units redeemed                                             -               (82)
   Transfers between portfolios                                  102,720           109,370
                                                         ----------------    ---------------
   Total gross deposits (withdrawals net of
      transfers                                                  413,252           507,837
   Deductions:
   Policyholder charges                                                -                19
                                                         ----------------    ---------------
   Net increase (decrease) in net assets
      from contract transactions                          $      413,252      $    507,818
                                                         ================    ===============

Maximum Anniversary Value Death Benefit**

   Proceeds from units issued                             $       47,043      $    127,490
   Value of units redeemed                                          (518)                -
   Transfers between portfolios                                    6,676            14,648
                                                         ----------------    ---------------
   Total gross deposits (withdrawals net of
      transfers                                                   53,201           142,138
   Deductions:
   Policyholder charges                                                -                 -
                                                         ----------------    ---------------
   Net increase (decrease) in net assets
      from contract transactions                          $       53,201      $    142,138
                                                         ================    ===============

Combined Optional Benefits **

   Proceeds from units issued                             $       36,719      $      3,000
   Value of units redeemed                                             -                 -
   Transfers between portfolios                                        -                 -
                                                         ----------------    ---------------
   Total gross deposits (withdrawals net of
      transfers                                                   36,719             3,000
   Deductions:
   Policyholder charges                                                -                 -
                                                         ----------------    ---------------
   Net increase (decrease) in net assets
      from contract transactions                          $       36,719      $      3,000
-----------------------------------                      ================    ===============
*    Optional benefit effective May 1, 2001.
**   Optional benefit effective October 29, 2001.
(a)  Inception date October 29, 2001.




                                                         JNL/S&P           JNL/S&P              JNL/S&P            JNL/S&P
                                                       Conservative        Moderate           Aggressive       Very Aggressive
                                                   Growth Portfolio I  Growth Portfolio I Growth Portfolio I  Growth Portfolio I
                                                   ------------------  ------------------ ------------------  -------------------
Standard Benefit

   Proceeds from units issued                       $ 22,309,578        $ 40,739,235       $ 17,333,726        $ 6,313,236
   Value of units redeemed                           (11,975,234)        (17,587,724)        (5,211,013)         (3,026,272)
   Transfers between portfolios                       42,877,219          68,259,553         12,220,485           5,736,671
                                                   ------------------  ------------------ ------------------  -------------------
   Total gross deposits (withdrawals net of
      transfers                                       53,211,563          91,411,064         24,343,198           9,023,635
   Deductions:
   Policyholder charges                                  320,624             533,354            189,765             147,431
                                                   ------------------  ------------------ ------------------  -------------------
   Net increase (decrease) in net assets
      from contract transactions                    $ 52,890,939        $ 90,877,710       $ 24,153,433        $ 8,876,204
                                                   ==================  ================== ==================  ===================

Earnings Protection Benefit *

   Proceeds from units issued                       $    287,444        $    331,732       $     42,506        $   202,621
   Value of units redeemed                                  (599)             (4,233)                 -               (869)
   Transfers between portfolios                          176,072             678,444            146,527             26,900
                                                   ------------------  ------------------ ------------------  -------------------
   Total gross deposits (withdrawals net of
      transfers                                          462,917           1,005,943            189,033            228,652
   Deductions:
   Policyholder charges                                       18                   -                  -                  -
                                                   ------------------  ------------------ ------------------  -------------------
   Net increase (decrease) in net assets
      from contract transactions                    $    462,899        $  1,005,943       $    189,033        $   228,652
                                                   ==================  ================== ==================  ===================

Maximum Anniversary Value Death Benefit**

   Proceeds from units issued                       $     83,523        $    167,394       $     13,550        $     9,781
   Value of units redeemed                                   (75)               (574)               (42)                 -
   Transfers between portfolios                           66,680              38,223             52,260                  -
                                                   ------------------  ------------------ ------------------  -------------------
   Total gross deposits (withdrawals net of
      transfers                                          150,128             205,043             65,768              9,781
   Deductions:
   Policyholder charges                                        -                   -                  -                  -
                                                   ------------------  ------------------ ------------------  -------------------
   Net increase (decrease) in net assets
      from contract transactions                    $    150,128        $    205,043       $     65,768        $     9,781
                                                   ==================  ================== ==================  ===================

Combined Optional Benefits **

   Proceeds from units issued                       $     15,000        $      6,125       $          -        $         -
   Value of units redeemed                                     -                   -                  -                  -
   Transfers between portfolios                           32,020              11,148                424                  -
                                                   ------------------  ------------------ ------------------  -------------------
   Total gross deposits (withdrawals net of
      transfers                                           47,020              17,273                424                  -
   Deductions:
   Policyholder charges                                        -                   -                  -                  -
                                                   ------------------  ------------------ ------------------  -------------------
   Net increase (decrease) in net assets
      from contract transactions                    $     47,020        $     17,273       $        424        $         -
-----------------------------------                ==================  ================== ==================  ===================



                                                                                    JNL/S&P Equity
                                                                JNL/S&P Equity        Aggressive
                                                              Growth Portfolio I  Growth Portfolio I
                                                              ------------------  ------------------
Standard Benefit

   Proceeds from units issued                                  $     15,712,479    $   6,141,271
   Value of units redeemed                                           (6,868,538)      (2,105,550)
   Transfers between portfolios                                      22,591,564        3,583,233
                                                              ------------------  ------------------
   Total gross deposits (withdrawals net of
      transfers                                                      31,435,505        7,618,954
   Deductions:
   Policyholder charges                                                 262,020          110,046
                                                              ------------------  ------------------
   Net increase (decrease) in net assets
      from contract transactions                               $     31,173,485    $   7,508,908
                                                              ==================  ==================

Earnings Protection Benefit *

   Proceeds from units issued                                  $        294,637    $      82,001
   Value of units redeemed                                                 (869)               -
   Transfers between portfolios                                         364,744           12,197
                                                              ------------------  ------------------
   Total gross deposits (withdrawals net of
      transfers                                                         658,512           94,198
   Deductions:
   Policyholder charges                                                       -                -
                                                              ------------------  ------------------
   Net increase (decrease) in net assets
      from contract transactions                               $        658,512    $      94,198
                                                              ==================  ==================

Maximum Anniversary Value Death Benefit**

   Proceeds from units issued                                  $              -    $           -
   Value of units redeemed                                                    -                -
   Transfers between portfolios                                             458                -
                                                              ------------------  ------------------
   Total gross deposits (withdrawals net of
      transfers                                                             458                -
   Deductions:
   Policyholder charges                                                       -                -
                                                              ------------------  ------------------
   Net increase (decrease) in net assets
      from contract transactions                               $            458    $           -
                                                              ==================  ==================

Combined Optional Benefits **

   Proceeds from units issued                                  $              -    $           -
   Value of units redeemed                                                    -                -
   Transfers between portfolios                                               -                -
                                                              ------------------  ------------------
  Total gross deposits (withdrawals net of
      transfers                                                               -                -
   Deductions:
   Policyholder charges                                                       -                -
                                                              ------------------  ------------------
   Net increase (decrease) in net assets
      from contract transactions                               $              -    $           -
-----------------------------------                           ==================  ==================
*    Optional benefit effective May 1, 2001.
**   Optional benefit effective October 29, 2001.

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - CONTRACT TRANSACTIONS BY OPTION (CONTINUED)
----------------------------------------------------

The following is a summary of contract transactions for the period ended December 31, 2000:



                                                                                                          JNL/Eagle
                                                      JNL/Alger    JNL/Alliance         JNL/Eagle Core     SmallCap
                                                  Growth Portfolio Growth Portfolio(a) Equity Portfolio Equity Portfolio
                                                  ---------------- ------------------- ---------------- ----------------
Standard Benefit

   Proceeds from units issued                      $ 80,095,616     $ 7,648,562         $ 15,509,992     $ 18,788,611
   Value of units redeemed                          (24,609,838)       (279,013)          (4,238,465)      (3,847,866)
   Transfers between portfolios                      33,943,008      13,691,088           16,010,533       12,281,252
                                                  ---------------- ------------------- ---------------- ----------------
   Total gross deposits (withdrawals) net of
      transfers                                      89,428,786      21,060,637           27,282,060       27,221,997
   Deductions:
   Policyholder charges                                 453,188           2,052               88,587           83,281
                                                  ---------------- ------------------- ---------------- ----------------
   Net increase (decrease) in net assets
      from contract transactions                   $ 88,975,598     $21,058,585         $ 27,193,473     $ 27,138,716
-----------------------------------               ================ =================== ================ ================


                                                   JNL/First Trust  JNL/First Trust  JNL/First Trust   JNL/First Trust
                                                   Communications       Energy           Financial      Global Target
                                                  Sector Portfolio Sector Portfolio  Sector Portfolio   15 Portfolio
                                                  ---------------- ----------------  ----------------  ----------------
Standard Benefit

   Proceeds from units issued                      $ 9,146,084       $ 2,094,114      $ 4,632,660       $ 2,787,783
   Value of units redeemed                            (259,164)          (28,973)         (67,574)          (61,403)
   Transfers between portfolios                      3,755,000         1,524,706        2,561,478            72,728
                                                  ---------------- ----------------  ----------------  ----------------
   Total gross deposits (withdrawals) net of
      transfers                                     12,641,920         3,589,847        7,126,564         2,799,108
   Deductions:
   Policyholder charges                                  7,098               625            2,700             2,204
                                                  ---------------- ----------------  ----------------  ----------------
   Net increase (decrease) in net assets
      from contract transactions                   $ 12,634,822     $  3,589,222      $ 7,123,864       $ 2,796,904
-----------------------------------               ================ ================  ================  ================




                                                                    JNL/First Trust
                                                 JNL/First Trust    Pharmaceutical/
                                                 Leading Brands        Healthcare
                                                 Sector Portfolio   Sector Portfolio
                                                 ----------------   ----------------
Standard Benefit

   Proceeds from units issued                       $ 1,574,977      $ 8,009,986
   Value of units redeemed                              (32,553)        (155,474)
   Transfers between portfolios                         715,397        2,317,246
                                                 ----------------   ----------------
   Total gross deposits (withdrawals) net of
      transfers                                       2,257,821       10,171,758
   Deductions:
   Policyholder charges                                   1,515            6,271
                                                 ----------------   ----------------
   Net increase (decrease) in net assets
      from contract transactions                    $ 2,256,306      $10,165,487
-----------------------------------              ================   ================

(a)  Inception date May 1, 2000.

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - CONTRACT TRANSACTIONS BY OPTION (CONTINUED)
----------------------------------------------------


                                                JNL/First Trust  JNL/First Trust   JNL/First Trust   JNL/First Trust
                                                   Target 25     Target Small-Cap     Technology     The Dow Target
                                                   Portfolio        Portfolio      Sector Portfolio   10 Portfolio
                                                ---------------  ----------------  ----------------  ---------------
Standard Benefit

   Proceeds from units issued                      $ 1,660,588    $ 3,860,176       $ 15,200,403      $ 7,617,761
   Value of units redeemed                             (43,508)       (62,440)          (380,058)        (560,491)
   Transfers between portfolios                        132,805        891,420          4,807,362        4,862,049
                                                ---------------  ----------------  ----------------  ---------------
   Total gross deposits (withdrawals) net of
      transfers                                      1,749,885      4,689,156         19,627,707       11,919,319
   Deductions:
   Policyholder charges                                  1,213          3,243             12,089           11,639
                                                ---------------  ----------------  ----------------  ---------------
   Net increase (decrease) in net assets
      from contract transactions                   $ 1,748,672    $ 4,685,913       $ 19,615,618      $11,907,680
-----------------------------------             ===============  ================  ================  ===============



                                                JNL/First Trust JNL/First Trust  JNL/Janus       JNL/Janus
                                                The Dow Target  The S&P Target  Aggressive       Balanced
                                                 5 Portfolio    10 Portfolio  Growth Portfolio Portfolio (a)
                                                --------------  ------------  ---------------- -------------
Standard Benefit

   Proceeds from units issued                      $ 1,552,667   $ 7,610,805   $ 153,692,000    $ 10,986,431
   Value of units redeemed                             (72,600)     (373,040)   (40,573,177)     (1,433,538)
   Transfers between portfolios                       (264,912)    1,127,453     59,919,115      14,942,388
                                                ---------------  ------------   ------------    ------------
   Total gross deposits (withdrawals) net of
      transfers                                      1,215,155     8,365,218    173,037,938      24,495,281
   Deductions:
   Policyholder charges                                  3,608        10,620        816,161          50,280
                                                ---------------  ------------   ------------    ------------
   Net increase (decrease) in net assets
      from contract transactions                   $ 1,211,547   $ 8,354,598    $172,221,777    $ 24,445,001
-----------------------------------             ===============  ============   ============    ============

                                                     JNL/Janus           JNL/Janus
                                                      Capital              Global
                                                  Growth Portfolio   Equities Portfolio
                                                  ----------------   ------------------
Standard Benefit

   Proceeds from units issued                       $164,097,806       $ 122,513,127
   Value of units redeemed                           (39,170,052)        (36,169,116)
   Transfers between portfolios                       95,149,706          64,386,414
                                                  ----------------   ------------------
   Total gross deposits (withdrawals) net of
      transfers                                      220,077,460         150,730,425
   Deductions:
   Policyholder charges                                  659,516             654,639
                                                  ----------------   ------------------
   Net increase (decrease) in net assets
      from contract transactions                    $219,417,944       $ 150,075,786
-----------------------------------               ================   ==================

(a)  Inception date May 1, 2000.

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - CONTRACT TRANSACTIONS BY OPTION (CONTINUED)

                                                                           JNL/Putnam     JNL/Putnam    JNL/Putnam
                                                      JNL/Putnam         International   Midcap Growth Value Equity
                                                   Growth Portfolio    Equity Portfolio  Portfolio (a)  Portfolio
                                                   ----------------    ----------------  ------------- ------------
Standard Benefit

   Proceeds from units issued                       $ 65,271,722        $ 22,538,155      $ 5,422,474  $ 37,518,572
   Value of units redeemed                           (24,616,384)         (7,568,625)        (510,680)  (18,568,903)
   Transfers between portfolios                       30,715,169          14,822,151       13,662,448    14,869,720
                                                   ----------------    ----------------  ------------- ------------
   Total gross deposits (withdrawals) net of
      transfers                                       71,370,507          29,791,681       18,574,242    33,819,389
   Deductions:
   Policyholder charges                                  538,798             137,970           12,709       391,457
                                                   ----------------    ----------------  ------------- ------------
   Net increase (decrease) in net assets
      from contract transactions                    $ 70,831,709        $ 29,653,711      $18,561,533  $ 33,427,932
-----------------------------------                ================    ================  ============= ============

                                                                                                            Salomon
                                                     PPM America/     PPM America/      PPM America/        Brothers/
                                                     JNL Balanced    JNL High Yield      JNL Money         JNL Global
                                                      Portfolio      Bond Portfolio   Market Portfolio   Bond Portfolio
                                                    --------------   --------------   ----------------   --------------
Standard Benefit

   Proceeds from units issued                       $ 13,552,561     $ 10,508,289      $  92,212,778      $  5,039,201
   Value of units redeemed                           (10,771,136)      (8,287,897)       (25,842,286)       (3,956,727)
   Transfers between portfolios                       (1,312,956)      (9,087,006)      (100,242,491)          907,325
                                                    --------------   --------------   ----------------   --------------
   Total gross deposits (withdrawals) net of
      transfers                                        1,468,469       (6,866,614)       (33,871,999)        1,989,799
   Deductions:
   Policyholder charges                                  238,802          172,579            622,603            71,634
                                                    --------------   --------------   ----------------   --------------
   Net increase (decrease) in net assets
      from contract transactions                    $  1,229,667     $ (7,039,193)     $ (34,494,602)     $  1,918,165
-----------------------------------                 ==============   ==============   ================   ==============

                                                       Salomon
                                                     Brothers/JNL
                                                    U.S. Government      T. Rowe Price/
                                                       & Quality         JNL Established
                                                     Bond Portfolio     Growth Portfolio
                                                    ---------------     ----------------
Standard Benefit

   Proceeds from units issued                        $  10,096,353       $  55,228,582
   Value of units redeemed                              (7,983,632)        (29,389,015)
   Transfers between portfolios                          1,852,091          41,525,303
                                                    ---------------     ----------------
   Total gross deposits (withdrawals) net of
      transfers                                          3,964,812          67,364,870
   Deductions:
   Policyholder charges                                    167,776             602,816
                                                    ---------------     ----------------
   Net increase (decrease) in net assets
      from contract transactions                     $   3,797,036       $  66,762,054
-----------------------------------                 ===============     ================

(a)  Inception date May 1, 2000.

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - CONTRACT TRANSACTIONS BY OPTION (CONTINUED)
----------------------------------------------------

                                                   T. Rowe Price/         T. Rowe            JNL/S&P            JNL/S&P
                                                    JNL Mid-Cap          Price/JNL         Conservative         Moderate
                                                  Growth Portfolio  Value Portfolio(a)  Growth Portfolio I  Growth Portfolio
                                                  ----------------  ------------------  ------------------  ----------------
Standard Benefit

   Proceeds from units issued                      $ 41,996,999      $    3,230,677      $   35,766,333      $  68,213,975
   Value of units redeemed                          (21,256,536)           (627,483)         (6,101,431)       (15,860,731)
   Transfers between portfolios                      57,548,400          11,851,835          40,344,652         70,516,652
                                                  ----------------  ------------------  ------------------  ----------------
   Total gross deposits (withdrawals) net of
      transfers                                      78,288,863          14,455,029          70,009,554        122,869,896
   Deductions:
   Policyholder charges                                 427,491              10,133              94,308            462,848
                                                  ----------------  ------------------  ------------------  ----------------
   Net increase (decrease) in net assets
      from contract transactions                   $ 77,861,372      $   14,444,896      $   69,915,246      $ 122,407,048
-----------------------------------               ================  ==================  ==================  ================


                                                       JNL/S&P              JNL/S&P                              JNL/S&P Equity
                                                      Aggressive        Very Aggressive      JNL/S&P Equity        Aggressive
                                                  Growth Portfolio I   Growth Portfolio I  Growth Portfolio I  Growth Portfolio I
                                                  ------------------   ------------------  ------------------  ------------------
Standard Benefit

   Proceeds from units issued                      $   36,707,352       $  23,676,934       $   49,124,721      $   15,758,031
   Value of units redeemed                             (3,814,668)         (2,134,086)          (4,915,361)         (1,352,732)
   Transfers between portfolios                        28,220,787          23,873,828           50,705,290          14,077,546
                                                  ------------------   ------------------  ------------------  ------------------
   Total gross deposits (withdrawals) net of
      transfers                                        61,113,471          45,416,676           94,914,650          28,482,845
   Deductions:
   Policyholder charges                                   100,098              44,631              135,163              39,492
                                                  ------------------   ------------------  ------------------  ------------------
   Net increase (decrease) in net assets
      from contract transactions                   $   61,013,373       $  45,372,045       $   94,779,487      $   28,443,353
-----------------------------------               ==================   ==================  ==================  ==================

(a) Inception date May 1, 2000.

Jackson National Separate Account - I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights
-----------------------------
  The following is a summary of unit values and units outstanding for variable annuity contracts and the expense ratios, excluding expenses of the underlying funds, for each of the five years in the period ended December 31, 2001:

                                                        AIM/                 AIM/
                                                   JNL Large Cap         JNL Small Cap           AIM/JNL               JNL/Alger
                                                Growth Portfolio (c)  Growth Portfolio (c)  Value II Portfolio (c)  Growth Portfolio
                                                --------------------  --------------------  ----------------------  ----------------

Standard Benefit

Period ended December 31, 2001

   Unit Value                                    $10.943639            $11.572006              $11.023327             $19.411734
   Net Assets (in thousands)                     $      449            $    1,792              $      793             $  287,099
   Units Outstanding (in thousands)                      41                   155                      72                 14,790
   Total Return                                       9.44%                15.72%                  10.23%                -13.19%
   Ratio of Expenses to Average Net Assets            1.40%                 1.40%                   1.40%                  1.40%

Period ended December 31, 2000

   Unit Value                                          n/a                   n/a                     n/a              $22.361323
   Net Assets (in thousands)                           n/a                   n/a                     n/a              $  360,827
   Units Outstanding (in thousands)                    n/a                   n/a                     n/a                  16,136
   Total Return                                        n/a                   n/a                     n/a                 -14.64%
   Ratio of Expenses to Average Net Assets*            n/a                   n/a                     n/a                   1.40%

Period ended December 31, 1999

   Unit Value                                          n/a                   n/a                     n/a              $26.196339
   Net Assets (in thousands)                           n/a                   n/a                     n/a              $  335,295
   Units Outstanding (in thousands)                    n/a                   n/a                     n/a                  12,799
   Total Return                                        n/a                   n/a                     n/a                  31.94%
   Ratio of Expenses to Average Net Assets*            n/a                   n/a                     n/a                   1.40%

Period ended December 31, 1998

   Unit Value                                          n/a                   n/a                     n/a              $19.855359
   Net Assets (in thousands)                           n/a                   n/a                     n/a              $  152,985
   Units Outstanding (in thousands)                    n/a                   n/a                     n/a                   7,705
   Total Return                                        n/a                   n/a                     n/a                  43.64%
   Ratio of Expenses to Average Net Assets*            n/a                   n/a                     n/a                   1.40%

Period ended December 31, 1997

   Unit Value                                          n/a                   n/a                     n/a              $13.823118
   Net Assets (in thousands)                           n/a                   n/a                     n/a              $   81,673
   Units Outstanding (in thousands)                    n/a                   n/a                     n/a                   5,908
   Total Return                                        n/a                   n/a                     n/a                  24.44%
   Ratio of Expenses to Average Net Assets*            n/a                   n/a                     n/a                   1.40%
------------------------------------



                                                                                               JNL/Eagle        JNL/First Trust
                                                     JNL/Alliance        JNL/Eagle Core         SmallCap        Communications
                                                   Growth Portfolio (b)  Equity Portfolio   Equity Portfolio  Sector Portfolio (a)
                                                   -------------------- -----------------  -----------------  -------------------

Standard Benefit

Period ended December 31, 2001

   Unit Value                                       $ 6.706400            $16.887707         $15.391211           $ 5.590939
   Net Assets (in thousands)                        $   31,427            $   73,222         $   84,306           $   10,257
   Units Outstanding (in thousands)                      4,686                 4,336              5,478                1,835
   Total Return                                        -15.77%               -11.12%              9.41%              -48.19%
   Ratio of Expenses to Average Net Assets               1.40%                 1.40%              1.40%                1.40%

Period ended December 31, 2000

   Unit Value                                       $ 7.961782            $18.999703         $14.067072           $10.792021
   Net Assets (in thousands)                        $   17,782            $   86,430         $   67,664           $   12,498
   Units Outstanding (in thousands)                      2,233                 4,549              4,810                1,158
   Total Return                                        -20.38%                -1.11%            -14.44%              -27.98%
   Ratio of Expenses to Average Net Assets*              1.40%                 1.40%              1.40%                1.40%

Period ended December 31, 1999

   Unit Value                                              n/a            $19.212807         $16.442055           $14.985024
   Net Assets (in thousands)                               n/a            $   60,606         $   51,841           $    5,048
   Units Outstanding (in thousands)                        n/a                 3,154              3,153                  337
   Total Return                                            n/a                21.83%             17.61%               49.85%
   Ratio of Expenses to Average Net Assets*                n/a                 1.40%              1.40%                1.40%

Period ended December 31, 1998

   Unit Value                                              n/a            $15.770360         $13.980398                 n/a
   Net Assets (in thousands)                               n/a            $   28,850         $   31,799                 n/a
   Units Outstanding (in thousands)                        n/a                 1,829              2,275                 n/a
   Total Return                                            n/a                14.92%             -0.16%                 n/a
   Ratio of Expenses to Average Net Assets*                n/a                 1.40%              1.40%                 n/a

Period ended December 31, 1997

   Unit Value                                              n/a            $13.723226         $14.002256                 n/a
   Net Assets (in thousands)                               n/a            $   10,519         $   12,013                 n/a
   Units Outstanding (in thousands)                        n/a                   767                858                 n/a
   Total Return                                            n/a                30.51%             25.89%                 n/a
   Ratio of Expenses to Average Net Assets*                n/a                 1.40%              1.40%                 n/a
------------------------------------


                                                      JNL/First Trust      JNL/First Trust
                                                          Energy              Financial
                                                   Sector Portfolio (a)  Sector Portfolio (a)
                                                   --------------------  --------------------

Standard Benefit

Period ended December 31, 2001

   Unit Value                                        $10.728103             $ 9.752820
   Net Assets (in thousands)                         $    7,229             $   15,569
   Units Outstanding (in thousands)                         674                  1,596
   Total Return                                         -26.58%                -12.79%
   Ratio of Expenses to Average Net Assets                1.40%                  1.40%

Period ended December 31, 2000

   Unit Value                                        $14.611337             $11.183746
   Net Assets (in thousands)                         $    5,227             $   11,280
   Units Outstanding (in thousands)                         358                  1,009
   Total Return                                          43.27%                 25.55%
   Ratio of Expenses to Average Net Assets*               1.40%                  1.40%

Period ended December 31, 1999

   Unit Value                                        $10.198555             $ 8.907599
   Net Assets (in thousands)                         $      762             $    2,497
   Units Outstanding (in thousands)                          75                    280
   Total Return                                           1.99%                -10.92%
   Ratio of Expenses to Average Net Assets*               1.40%                  1.40%

Period ended December 31, 1998

   Unit Value                                              n/a                    n/a
   Net Assets (in thousands)                               n/a                    n/a
   Units Outstanding (in thousands)                        n/a                    n/a
   Total Return                                            n/a                    n/a
   Ratio of Expenses to Average Net Assets*                n/a                    n/a

Period ended December 31, 1997

   Unit Value                                              n/a                    n/a
   Net Assets (in thousands)                               n/a                    n/a
   Units Outstanding (in thousands)                        n/a                    n/a
   Total Return                                            n/a                    n/a
   Ratio of Expenses to Average Net Assets*                n/a                    n/a
------------------------------------
*     Annualized.
(a)  Inception date July 6, 1999.
(b)  Inception date May 1, 2000.
(c)  Inception date October 29, 2001.

Jackson National Separate Account - I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)



                                                      AIM/                 AIM/
                                                 JNL Large Cap        JNL Small Cap            AIM/JNL              JNL/Alger
                                             Growth Portfolio (a)  Growth Portfolio (a)  Value II Portfolio (a)  Growth Portfolio
                                             --------------------  --------------------  ----------------------  ----------------

Earnings Protection Benefit **

Period ended December 31, 2001

   Unit Value                                  $10.179667             $10.735614                    n/a            $ 9.668076
   Net Assets (in thousands)                   $      -               $      -                      n/a            $      159
   Units Outstanding (in thousands)                   -                      -                      n/a                    16
   Total Return                                     1.80%                  7.36%                    n/a                -3.32%
   Ratio of Expenses to Average Net Assets          1.60%                  1.60%                    n/a                 1.60%

Maximum Anniversary Value Death Benefit ***

Period ended December 31, 2001

   Unit Value                                  $ 9.949338             $10.076189             $10.132618            $10.028229
   Net Assets (in thousands)                   $        7             $       18             $       28            $       39
   Units Outstanding (in thousands)                     1                      2                      3                     4
   Total Return                                    -0.51%                  0.76%                  1.33%                 0.28%
   Ratio of Expenses to Average Net Assets          1.50%                  1.50%                  1.50%                 1.50%

Combined Optional Benefits ***

Period ended December 31, 2001

   Unit Value                                         n/a             $10.882467                    n/a            $10.172867
   Net Assets (in thousands)                          n/a             $        2                    n/a            $        2
   Units Outstanding (in thousands)                   n/a                      -                    n/a                     -
   Total Return                                       n/a                  8.82%                    n/a                 1.73%
   Ratio of Expenses to Average Net Assets *          n/a                  1.70%                    n/a                 1.70%
------------------------------------


                                                                                        JNL/Eagle       JNL/First Trust
                                                   JNL/Alliance     JNL/Eagle Core       SmallCap       Communications
                                                 Growth Portfolio  Equity Portfolio  Equity Portfolio  Sector Portfolio
                                                 ----------------  ----------------  ----------------  ----------------

Earnings Protection Benefit **

Period ended December 31, 2001

   Unit Value                                     $ 9.714537        $ 9.404250         $10.395883         $ 8.540138
   Net Assets (in thousands)                      $      203        $      108         $      167         $      207
   Units Outstanding (in thousands)                       21                11                 16                 24
   Total Return                                       -2.85%            -5.96%              3.96%            -14.60%
   Ratio of Expenses to Average Net Assets             1.60%             1.60%              1.60%              1.60%

Maximum Anniversary Value Death Benefit ***

Period ended December 31, 2001

   Unit Value                                     $ 9.837640        $10.329781         $11.480071                n/a
   Net Assets (in thousands)                      $      105        $       35         $       17                n/a
   Units Outstanding (in thousands)                       11                 3                  2                n/a
   Total Return                                       -1.62%             3.30%             14.80%                n/a
   Ratio of Expenses to Average Net Assets             1.50%             1.50%              1.50%                n/a

Combined Optional Benefits ***

Period ended December 31, 2001

   Unit Value                                     $10.078526        $10.135060         $10.969787                n/a
   Net Assets (in thousands)                      $       48        $       20         $       78                n/a
   Units Outstanding (in thousands)                        5                 2                  7                n/a
   Total Return                                        0.79%             1.35%              9.70%                n/a
   Ratio of Expenses to Average Net Assets *           1.70%             1.70%              1.70%                n/a
------------------------------------


                                                   JNL/First Trust   JNL/First Trust
                                                       Energy          Financial
                                                  Sector Portfolio  Sector Portfolio
                                                  ----------------  ----------------

Earnings Protection Benefit **

Period ended December 31, 2001

   Unit Value                                        $ 9.306743       $ 9.283242
   Net Assets (in thousands)                         $      240       $      341
   Units Outstanding (in thousands)                          26               37
   Total Return                                          -6.93%           -7.17%
   Ratio of Expenses to Average Net Assets                1.60%            1.60%

Maximum Anniversary Value Death Benefit ***

Period ended December 31, 2001

   Unit Value                                               n/a              n/a
   Net Assets (in thousands)                                n/a              n/a
   Units Outstanding (in thousands)                         n/a              n/a
   Total Return                                             n/a              n/a
   Ratio of Expenses to Average Net Assets                  n/a              n/a

Combined Optional Benefits ***

Period ended December 31, 2001

   Unit Value                                               n/a              n/a
   Net Assets (in thousands)                                n/a              n/a
   Units Outstanding (in thousands)                         n/a              n/a
   Total Return                                             n/a              n/a
   Ratio of Expenses to Average Net Assets *                n/a              n/a
------------------------------------
*     Annualized.
**   Optional benefit effective May 1, 2001.
***  Optional benefit effective October 29, 2001.
(a)  Inception date October 29, 2001.

Jackson National Separate Account - I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)
-----------------------------------------

                                                                                             JNL/First Trust
                                                   JNL/First Trust     JNL/First Trust       Pharmaceutical/
                                                    Global Target       Leading Brands         Healthcare
                                                   15 Portfolio (a)  Sector Portfolio (a)  Sector Portfolio (a)
                                                   ----------------  --------------------  --------------------

Standard Benefit

Period ended December 31, 2001

   Unit Value                                       $ 8.381633         $ 9.096229              $12.234507
   Net Assets (in thousands)                        $    7,886         $    7,861              $   23,902
   Units Outstanding (in thousands)                        941                864                   1,954
   Total Return                                         -2.07%             -9.91%                  -8.14%
   Ratio of Expenses to Average Net Assets               1.40%              1.40%                   1.40%

Period ended December 31, 2000

   Unit Value                                       $ 8.559189         $10.096709              $13.318647
   Net Assets (in thousands)                        $    5,039         $    4,302              $   17,462
   Units Outstanding (in thousands)                        589                426                   1,311
   Total Return                                         -4.13%              6.47%                  37.70%
   Ratio of Expenses to Average Net Assets               1.40%              1.40%                   1.40%

Period ended December 31, 1999

   Unit Value                                       $ 8.927459         $ 9.483564              $ 9.672242
   Net Assets (in thousands)                        $    2,034         $    1,672              $    4,046
   Units Outstanding (in thousands)                        228                176                     418
   Total Return                                        -10.73%             -5.16%                  -3.28%
   Ratio of Expenses to Average Net Assets               1.40%              1.40%                   1.40%

Period ended December 31, 1998

   Unit Value                                              n/a                n/a                     n/a
   Net Assets (in thousands)                               n/a                n/a                     n/a
   Units Outstanding (in thousands)                        n/a                n/a                     n/a
   Total Return                                            n/a                n/a                     n/a
   Ratio of Expenses to Average Net Assets *               n/a                n/a                     n/a

Period ended December 31, 1997

   Unit Value                                              n/a                n/a                     n/a
   Net Assets (in thousands)                               n/a                n/a                     n/a
   Units Outstanding (in thousands)                        n/a                n/a                     n/a
   Total Return                                            n/a                n/a                     n/a
   Ratio of Expenses to Average Net Assets *               n/a                n/a                     n/a
------------------------------------


                                                        JNL/First Trust  JNL/First Trust      JNL/First Trust     JNL/First Trust
                                                          Target 25      Target Small-Cap       Technology         The Dow Target
                                                        Portfolio (a)     Portfolio (a)     Sector Portfolio (a)  10 Portfolio (a)
                                                        ---------------  ----------------  ---------------------  ----------------

Standard Benefit

Period ended December 31, 2001

   Unit Value                                            $ 8.758260        $14.040208         $ 6.488951            $ 8.613528
   Net Assets (in thousands)                             $    8,124        $   14,006         $   19,574            $   36,522
   Units Outstanding (in thousands)                             928               998              3,016                 4,240
   Total Return                                              12.64%            -5.24%            -45.60%                -4.30%
   Ratio of Expenses to Average Net Assets                    1.40%             1.40%              1.40%                 1.40%

Period ended December 31, 2000

   Unit Value                                            $ 7.775739        $14.816995         $11.928024            $ 9.000115
   Net Assets (in thousands)                             $    3,569        $    7,728         $   20,077            $   21,063
   Units Outstanding (in thousands)                             459               522              1,683                 2,340
   Total Return                                              -5.66%            20.52%            -21.95%                 3.82%
   Ratio of Expenses to Average Net Assets                    1.40%             1.40%              1.40%                 1.40%

Period ended December 31, 1999

   Unit Value                                            $ 8.242260        $12.293877         $15.282937            $ 8.669269
   Net Assets (in thousands)                             $    1,856        $    2,101         $    7,833            $    7,786
   Units Outstanding (in thousands)                             225               171                513                   898
   Total Return                                             -17.58%            22.94%             52.83%               -13.31%
   Ratio of Expenses to Average Net Assets                    1.40%             1.40%              1.40%                 1.40%

Period ended December 31, 1998

   Unit Value                                                 n/a               n/a                n/a                   n/a
   Net Assets (in thousands)                                  n/a               n/a                n/a                   n/a
   Units Outstanding (in thousands)                           n/a               n/a                n/a                   n/a
   Total Return                                               n/a               n/a                n/a                   n/a
   Ratio of Expenses to Average Net Assets *                  n/a               n/a                n/a                   n/a

Period ended December 31, 1997

   Unit Value                                                 n/a               n/a                n/a                   n/a
   Net Assets (in thousands)                                  n/a               n/a                n/a                   n/a
   Units Outstanding (in thousands)                           n/a               n/a                n/a                   n/a
   Total Return                                               n/a               n/a                n/a                   n/a
   Ratio of Expenses to Average Net Assets *                  n/a               n/a                n/a                   n/a
------------------------------------


                                                     JNL/First Trust   JNL/First Trust        JNL/Janus
                                                     The Dow Target    The S&P Target         Aggressive
                                                     5 Portfolio (a)   10 Portfolio (a)    Growth Portfolio
                                                     ---------------   ---------------     ----------------

Standard Benefit

Period ended December 31, 2001

   Unit Value                                           $ 7.242198      $ 9.086538          $21.212177
   Net Assets (in thousands)                            $    6,736      $   19,826          $  334,182
   Units Outstanding (in thousands)                            930           2,182              15,754
   Total Return                                             -4.70%         -22.49%             -31.19%
   Ratio of Expenses to Average Net Assets                   1.40%           1.40%               1.40%

Period ended December 31, 2000

   Unit Value                                           $ 7.599463      $11.722368          $30.827345
   Net Assets (in thousands)                            $    5,040      $   18,967          $  541,957
   Units Outstanding (in thousands)                            663           1,618              17,580
   Total Return                                             -1.76%           6.73%             -22.04%
   Ratio of Expenses to Average Net Assets                   1.40%           1.40%               1.40%

Period ended December 31, 1999

   Unit Value                                           $ 7.735808      $10.983059          $39.539999
   Net Assets (in thousands)                            $    3,851      $    9,190          $  529,828
   Units Outstanding (in thousands)                            498             837              13,400
   Total Return                                            -22.64%           9.83%              91.73%
   Ratio of Expenses to Average Net Assets                   1.40%           1.40%               1.40%

Period ended December 31, 1998

   Unit Value                                                  n/a             n/a          $20.622858
   Net Assets (in thousands)                                   n/a             n/a          $  141,046
   Units Outstanding (in thousands)                            n/a             n/a               6,839
   Total Return                                                n/a             n/a              55.47%
   Ratio of Expenses to Average Net Assets *                   n/a             n/a               1.40%

Period ended December 31, 1997

   Unit Value                                                  n/a             n/a          $13.264991
   Net Assets (in thousands)                                   n/a             n/a          $   71,251
   Units Outstanding (in thousands)                            n/a             n/a               5,371
   Total Return                                                n/a             n/a              11.03%
   Ratio of Expenses to Average Net Assets *                   n/a             n/a               1.40%
------------------------------------

*     Annualized.
(a)  Inception date July 6, 1999.


Jackson National Separate Account - I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)
-----------------------------------------

                                                                                  JNL/First Trust
                                              JNL/First Trust  JNL/First Trust    Pharmaceutical   JNL/First Trust
                                               Global Target    Leading Brands      Healthcare        Target 25
                                              15 Portfolio     Sector Portfolio  Sector Portfolio     Portfolio
                                              ---------------  ----------------  ----------------  ---------------

Earnings Protection Benefit **

Period ended December 31, 2001

   Unit Value                                  $ 9.985637        $10.033840        $ 9.966043       $10.106589
   Net Assets (in thousands)                   $      189        $      148        $      591       $      282
   Units Outstanding (in thousands)                    19                15                59               28
   Total Return                                    -0.14%             0.34%            -0.34%            1.07%
   Ratio of Expenses to Average Net Assets          1.60%             1.60%             1.60%            1.60%

Maximum Anniversary Value Death Benefit ***

Period ended December 31, 2001

   Unit Value                                         n/a               n/a               n/a              n/a
   Net Assets (in thousands)                          n/a               n/a               n/a              n/a
   Units Outstanding (in thousands)                   n/a               n/a               n/a              n/a
   Total Return                                       n/a               n/a               n/a              n/a
   Ratio of Expenses to Average Net Assets *          n/a               n/a               n/a              n/a

Combined Optional Benefits ***

Period ended December 31, 2001

   Unit Value                                         n/a               n/a               n/a              n/a
   Net Assets (in thousands)                          n/a               n/a               n/a              n/a
   Units Outstanding (in thousands)                   n/a               n/a               n/a              n/a
   Total Return                                       n/a               n/a               n/a              n/a
   Ratio of Expenses to Average Net Assets *          n/a               n/a               n/a              n/a
------------------------------------


                                                               JNL/First Trust   JNL/First Trust  JNL/First Trust  JNL/First Trust
                                                               Target Small-Cap     Technology     The Dow Target  The Dow Target
                                                                 Portfolio       Sector Portfolio  10 Portfolio     5 Portfolio
                                                               ----------------  ---------------- ---------------  ---------------

Earnings Protection Benefit **

Period ended December 31, 2001

   Unit Value                                                   $ 9.699679        $ 9.125464        $ 9.429791       $ 9.157806
   Net Assets (in thousands)                                    $      438        $      473        $      354       $      174
   Units Outstanding (in thousands)                                     45                52                38               19
   Total Return                                                     -3.00%            -8.75%            -5.70%           -8.42%
   Ratio of Expenses to Average Net Assets                           1.60%             1.60%             1.60%            1.60%

Maximum Anniversary Value Death Benefit ***

Period ended December 31, 2001

   Unit Value                                                          n/a               n/a        $10.146523              n/a
   Net Assets (in thousands)                                           n/a               n/a        $       21              n/a
   Units Outstanding (in thousands)                                    n/a               n/a                 2              n/a
   Total Return                                                        n/a               n/a             1.47%              n/a
   Ratio of Expenses to Average Net Assets *                           n/a               n/a             1.50%              n/a

Combined Optional Benefits ***

Period ended December 31, 2001

   Unit Value                                                          n/a               n/a               n/a              n/a
   Net Assets (in thousands)                                           n/a               n/a               n/a              n/a
   Units Outstanding (in thousands)                                    n/a               n/a               n/a              n/a
   Total Return                                                        n/a               n/a               n/a              n/a
   Ratio of Expenses to Average Net Assets *                           n/a               n/a               n/a              n/a
------------------------------------


                                                      JNL/First Trust     JNL/Janus
                                                      The S&P Target      Aggressive
                                                       10 Portfolio    Growth Portfolio
                                                      ---------------  ----------------

Earnings Protection Benefit **

Period ended December 31, 2001

   Unit Value                                           $ 8.347564       $ 8.980927
   Net Assets (in thousands)                            $      358       $      250
   Units Outstanding (in thousands)                             43               28
   Total Return                                            -16.52%          -10.19%
   Ratio of Expenses to Average Net Assets                   1.60%            1.60%

Maximum Anniversary Value Death Benefit ***

Period ended December 31, 2001

   Unit Value                                                  n/a       $ 9.735956
   Net Assets (in thousands)                                   n/a       $       22
   Units Outstanding (in thousands)                            n/a                2
   Total Return                                                n/a           -2.64%
   Ratio of Expenses to Average Net Assets *                   n/a            1.50%

Combined Optional Benefits ***

Period ended December 31, 2001

   Unit Value                                                  n/a       $10.223520
   Net Assets (in thousands)                                   n/a       $       38
   Units Outstanding (in thousands)                            n/a                4
   Total Return                                                n/a            2.24%
   Ratio of Expenses to Average Net Assets *                   n/a            1.70%
------------------------------------
*     Annualized.
**   Optional benefit effective May 1, 2001.
***  Optional benefit effective October 29, 2001.

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - FINANCIAL HIGHLIGHTS (CONTINUED)
-----------------------------------------


                                                       JNL/Janus       JNL/Janus          JNL/Janus       JNL/Oppenheimer
                                                        Balanced        Capital            Global          Global Growth
                                                     Portfolio (a)  Growth Portfolio  Equities Portfolio   Portfolio (b)
                                                     -------------  ----------------  ------------------  ---------------

Standard Benefit

Period ended December 31, 2001

   Unit Value                                         $ 9.199663      $15.051709          $19.652291         $ 9.183699
   Net Assets (in thousands)                          $   55,082      $  239,106          $  330,638         $    7,959
   Units Outstanding (in thousands)                        5,987          15,886              16,824                867
   Total Return                                           -5.83%         -41.03%             -24.58%             -8.16%
   Ratio of Expenses to Average Net Assets*                1.40%           1.40%               1.40%              1.40%

Period ended December 31, 2000

   Unit Value                                        $ 9.768824       $25.523710          $26.055594              n/a
   Net Assets (in thousands)                         $   23,964       $  444,916          $  527,597              n/a
   Units Outstanding (in thousands)                       2,453           17,431              20,249              n/a
   Total Return                                          -2.31%          -35.64%             -19.41%              n/a
   Ratio of Expenses to Average Net Assets*               1.40%            1.40%               1.40%              n/a

Period ended December 31, 1999

   Unit Value                                             n/a         $39.660324          $32.333028              n/a
   Net Assets (in thousands)                              n/a         $  477,834          $  512,998              n/a
   Units Outstanding (in thousands)                       n/a             12,048              15,866              n/a
   Total Return                                           n/a            121.08%              62.29%              n/a
   Ratio of Expenses to Average Net Assets *              n/a              1.40%               1.40%              n/a

Period ended December 31, 1998

   Unit Value                                             n/a         $17.939602          $19.923187              n/a
   Net Assets (in thousands)                              n/a         $  104,945          $  223,980              n/a
   Units Outstanding (in thousands)                       n/a              5,850              11,242              n/a
   Total Return                                           n/a             33.28%              25.10%              n/a
   Ratio of Expenses to Average Net Assets *              n/a              1.40%               1.40%              n/a

Period ended December 31, 1997

   Unit Value                                             n/a         $13.459947          $15.925618              n/a
   Net Assets (in thousands)                              n/a         $   69,086          $  144,402              n/a
   Units Outstanding (in thousands)                       n/a              5,133               9,067              n/a
   Total Return                                           n/a             13.40%              17.40%              n/a
   Ratio of Expenses to Average Net Assets *              n/a              1.40%               1.40%              n/a
------------------------------------





                                                                         JNL/PIMCO                           JNL/Putnam
                                                JNL/Oppenheimer        Total Return       JNL/Putnam        International
                                               Growth Portfolio(b)   Bond Portfolio(c)   Growth Portfolio   Equity Portfolio
                                              --------------------   -----------------   ----------------   ----------------

Standard Benefit

Period ended December 31, 2001

   Unit Value                                   $ 9.330717             $ 9.853514          $16.150439        $11.690454
   Net Assets (in thousands)                    $    3,727             $    8,389          $  246,243        $   87,300
   Units Outstanding (in thousands)                    399                    851              15,247             7,468
   Total Return                                     -6.69%                 -1.46%             -26.06%           -21.40%
   Ratio of Expenses to Average Net Assets*          1.40%                  1.40%               1.40%             1.40%

Period ended December 31, 2000

   Unit Value                                        n/a                    n/a            $21.843635        $14.873269
   Net Assets (in thousands)                         n/a                    n/a            $  366,467        $  109,365
   Units Outstanding (in thousands)                  n/a                    n/a                16,777             7,353
   Total Return                                      n/a                    n/a               -18.98%           -15.18%
   Ratio of Expenses to Average Net Assets*          n/a                    n/a                 1.40%             1.40%

Period ended December 31, 1999

   Unit Value                                        n/a                    n/a            $26.962051        $17.534079
   Net Assets (in thousands)                         n/a                    n/a            $  378,987        $   96,567
   Units Outstanding (in thousands)                  n/a                    n/a                14,056             5,507
   Total Return                                      n/a                    n/a                27.61%            30.27%
   Ratio of Expenses to Average Net Assets*          n/a                    n/a                 1.40%             1.40%

Period ended December 31, 1998

   Unit Value                                        n/a                    n/a            $21.128997        $13.459590
   Net Assets (in thousands)                         n/a                    n/a            $  176,397        $   64,992
   Units Outstanding (in thousands)                  n/a                    n/a                 8,349             4,829
   Total Return                                      n/a                    n/a                33.05%            12.75%
   Ratio of Expenses to Average Net Assets*          n/a                    n/a                 1.40%             1.40%

Period ended December 31, 1997

   Unit Value                                        n/a                    n/a            $15.880510        $11.937929
   Net Assets (in thousands)                         n/a                    n/a            $   82,694        $   52,606
   Units Outstanding (in thousands)                  n/a                    n/a                 5,207             4,407
   Total Return                                      n/a                    n/a                20.15%             1.30%
   Ratio of Expenses to Average Net Assets*          n/a                    n/a                 1.40%             1.40%
------------------------------------


                                              JNL/Putnam       JNL/Putnam
                                             Midcap Growth    Value Equity
                                              Portfolio (a)    Portfolio
                                             --------------  ------------

Standard Benefit

Period ended December 31, 2001

   Unit Value                                 $ 7.063306      $16.439324
   Net Assets (in thousands)                  $   18,187      $  285,620
   Units Outstanding (in thousands)                2,575          17,374
   Total Return                                  -27.99%          -7.64%
   Ratio of Expenses to Average Net Assets*        1.40%           1.40%

Period ended December 31, 2000

   Unit Value                                 $ 9.809143      $17.799644
   Net Assets (in thousands)                  $   18,055      $  327,052
   Units Outstanding (in thousands)                1,841          18,374
   Total Return                                   -1.91%           5.48%
   Ratio of Expenses to Average Net Assets*        1.40%           1.40%

Period ended December 31, 1999

   Unit Value                                        n/a      $16.874739
   Net Assets (in thousands)                         n/a      $  276,024
   Units Outstanding (in thousands)                  n/a          16,357
   Total Return                                      n/a          -2.42%
   Ratio of Expenses to Average Net Assets*          n/a           1.40%

Period ended December 31, 1998

   Unit Value                                        n/a      $17.292387
   Net Assets (in thousands)                         n/a      $  188,485
   Units Outstanding (in thousands)                  n/a          10,900
   Total Return                                      n/a          10.92%
   Ratio of Expenses to Average Net Assets*          n/a           1.40%

Period ended December 31, 1997

   Unit Value                                        n/a      $15.590451
   Net Assets (in thousands)                         n/a      $  107,972
   Units Outstanding (in thousands)                  n/a           6,926
   Total Return                                      n/a          20.11%
   Ratio of Expenses to Average Net Assets*          n/a           1.40%
------------------------------------


*     Annualized.
(a)  Inception date May 1, 2000.
(b)  Inception date May 1, 2001.
(c)  Inception date October 29, 2001.

JACKSON NATIONAL SEPARATE ACCOUNT - I
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 7 - FINANCIAL HIGHLIGHTS (CONTINUED)
-----------------------------------------



                                                      JNL/Janus       JNL/Janus         JNL/Janus       JNL/Oppenheimer
                                                      Balanced         Capital            Global         Global Growth
                                                      Portfolio    Growth Portfolio  Equities Portfolio   Portfolio (a)
                                                     ----------    ----------------  ------------------  -------------

Earnings Protection Benefit **

Period ended December 31, 2001

   Unit Value                                        $ 9.899478       $ 8.700887           n/a            $ 9.611998
   Net Assets (in thousands)                         $      300       $      137           n/a            $      121
   Units Outstanding (in thousands)                          30               16           n/a                    13
   Total Return                                          -1.01%          -12.99%           n/a                -3.88%
   Ratio of Expenses to Average Net Assets                1.60%            1.60%           n/a                 1.60%

Maximum Anniversary Value Death Benefit ***

Period ended December 31, 2001

   Unit Value                                        $10.029956      $10.039939            n/a            $10.440368
   Net Assets (in thousands)                         $       52      $       19            n/a            $       76
   Units Outstanding (in thousands)                           5               2            n/a                     7
   Total Return                                           0.30%           0.40%            n/a                 4.40%
   Ratio of Expenses to Average Net Assets                1.50%           1.50%            n/a                 1.50%

Combined Optional Benefits ***

Period ended December 31, 2001

   Unit Value                                        $ 9.940104      $10.149811            n/a            $10.059130
   Net Assets (in thousands)                         $       16      $       17            n/a            $       18
   Units Outstanding (in thousands)                           2               2            n/a                     2
   Total Return                                          -0.60%           1.50%            n/a                 0.59%
   Ratio of Expenses to Average Net Assets                1.70%           1.70%            n/a                 1.70%
------------------------------------


                                                                            JNL/PIMCO                           JNL/Putnam
                                                    JNL/Oppenheimer       Total Return       JNL/Putnam       International
                                                  Growth Portfolio(a)   Bond Portfolio(b)  Growth Portfolio  Equity Portfolio
                                                  --------------------  -----------------  ----------------  ----------------

Earnings Protection Benefit **

Period ended December 31, 2001

   Unit Value                                         $ 9.903305           $ 9.925431        $ 9.302424         $ 9.652353
   Net Assets (in thousands)                          $       92           $        1        $      205         $      206
   Units Outstanding (in thousands)                            9                    -                22                 21
   Total Return                                           -0.97%               -0.75%            -6.98%             -3.48%
   Ratio of Expenses to Average Net Assets*                1.60%                1.60%             1.60%              1.60%

Maximum Anniversary Value Death Benefit***

Period ended December 31, 2001

   Unit Value                                         $10.135258           $10.054784        $ 9.876804                n/a
   Net Assets (in thousands)                          $       16           $        3        $       38                n/a
   Units Outstanding (in thousands)                            2                    -                 4                n/a
   Total Return                                            1.35%                0.55%            -1.23%                n/a
   Ratio of Expenses to Average Net Assets*                1.50%                1.50%             1.50%                n/a

Combined Optional Benefits ***

Period ended December 31, 2001

   Unit Value                                         $10.173866           $ 9.999267               n/a         $10.185585
   Net Assets (in thousands)                          $        5           $        3               n/a         $       29
   Units Outstanding (in thousands)                            -                    -               n/a                  3
   Total Return                                            1.74%               -0.01%               n/a              1.86%
   Ratio of Expenses to Average Net Assets*                1.70%                1.70%               n/a              1.70%
------------------------------------


                                                  JNL/Putnam     JNL/Putnam
                                                 Midcap Growth   Value Equity
                                                   Portfolio      Portfolio
                                                 --------------  ------------

Earnings Protection Benefit **

Period ended December 31, 2001

   Unit Value                                     $ 9.165957      $ 9.592896
   Net Assets (in thousands)                      $      175      $      337
   Units Outstanding (in thousands)                       19              35
   Total Return                                       -8.34%          -4.07%
   Ratio of Expenses to Average Net Assets*            1.60%           1.60%

Maximum Anniversary Value Death Benefit***

Period ended December 31, 2001

   Unit Value                                     $10.448852      $ 9.983319
   Net Assets (in thousands)                      $        7      $      106
   Units Outstanding (in thousands)                        1              11
   Total Return                                        4.49%          -0.17%
   Ratio of Expenses to Average Net Assets*            1.50%           1.50%

Combined Optional Benefits ***

Period ended December 31, 2001

   Unit Value                                     $10.535055      $10.170710
   Net Assets (in thousands)                      $        5      $       51
   Units Outstanding (in thousands)                        -               5
   Total Return                                        5.35%           1.71%
   Ratio of Expenses to Average Net Assets*            1.70%           1.70%
------------------------------------


*     Annualized.
**   Optional benefit effective May 1, 2001.
***  Optional benefit effective October 29, 2001.
(a)  Inception date May 1, 2001.
(b)  Inception date October 29, 2001.

Jackson National Separate Account - I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)
-----------------------------------------



                                                         Lazard/JNL        Lazard/JNL       PPM America/  PPM America/
                                                          Mid Cap          Small Cap        JNL Balanced  JNL High Yield
                                                    Value Portfolio(b)  Value Portfolio(b)   Portfolio    Bond Portfolio
                                                    ------------------  ------------------  ------------  --------------

Standard Benefit

Period ended December 31, 2001

   Unit Value                                         $11.201260          $11.428479         $16.406881    $12.623859
   Net Assets (in thousands)                          $    1,147          $    1,844         $  196,660    $  124,456
   Units Outstanding (in thousands)                          102                 161             11,986         9,859
   Total Return                                           12.01%              14.28%              9.01%         4.18%
   Ratio of Expenses to Average Net Assets                 1.40%               1.40%              1.40%         1.40%

Period ended December 31, 2000

   Unit Value                                              n/a                 n/a           $15.050615    $12.116816
   Net Assets (in thousands)                               n/a                 n/a           $  150,992    $  110,480
   Units Outstanding (in thousands)                        n/a                 n/a               10,032         9,118
   Total Return                                            n/a                 n/a                6.75%        -6.93%
   Ratio of Expenses to Average Net Assets *               n/a                 n/a                1.40%         1.40%

Period ended December 31, 1999

   Unit Value                                              n/a                 n/a           $14.098638    $13.018395
   Net Assets (in thousands)                               n/a                 n/a           $  140,146    $  125,926
   Units Outstanding (in thousands)                        n/a                 n/a                9,940         9,673
   Total Return                                            n/a                 n/a               -1.49%        -0.32%
   Ratio of Expenses to Average Net Assets *               n/a                 n/a                1.40%         1.40%

Period ended December 31, 1998

   Unit Value                                              n/a                 n/a           $14.312344    $13.059903
   Net Assets (in thousands)                               n/a                 n/a           $   94,092    $   95,999
   Units Outstanding (in thousands)                        n/a                 n/a                6,574         7,351
   Total Return                                            n/a                 n/a                8.53%         2.39%
   Ratio of Expenses to Average Net Assets *               n/a                 n/a                1.40%         1.40%

Period ended December 31, 1997

   Unit Value                                              n/a                 n/a           $13.187465    $12.754467
   Net Assets (in thousands)                               n/a                 n/a           $   59,172    $   60,087
   Units Outstanding (in thousands)                        n/a                 n/a                4,487         4,711
   Total Return                                            n/a                 n/a               16.77%        13.31%
   Ratio of Expenses to Average Net Assets *               n/a                 n/a                1.40%         1.40%
------------------------------------



                                                                                     Salomon
                                                                      Salomon      Brothers/JNL
                                                  PPM America/       Brothers/    U.S. Government   T. Rowe Price/
                                                   JNL Money        JNL Global      & Quality      JNL Established
                                                Market Portfolio  Bond Portfolio  Bond Portfolio   Growth Portfolio
                                               -----------------  -------------- ---------------  -----------------

Standard Benefit

Period ended December 31, 2001

   Unit Value                                   $12.219546         $14.464117      $13.369022       $21.041413
   Net Assets (in thousands)                    $  141,367         $   58,625      $  169,246       $  334,809
   Units Outstanding (in thousands)                 11,569              4,053          12,660           15,912
   Total Return                                      1.99%              5.32%           5.51%          -11.49%
   Ratio of Expenses to Average Net Assets*          1.40%              1.40%           1.40%            1.40%

Period ended December 31, 2000

   Unit Value                                   $11.981511         $13.733876      $12.670276       $23.773963
   Net Assets (in thousands)                    $  102,033         $   56,542      $  104,633       $  396,691
   Units Outstanding (in thousands)                  8,517              4,117           8,258           16,686
   Total Return                                      4.39%              5.69%           9.86%           -1.71%
   Ratio of Expenses to Average Net Assets*          1.40%              1.40%           1.40%            1.40%

Period ended December 31, 1999

   Unit Value                                   $11.478156         $12.994254      $11.532926       $24.188462
   Net Assets (in thousands)                    $  131,898         $   51,597      $   91,843       $  340,030
   Units Outstanding (in thousands)                 11,491              3,971           7,964           14,058
   Total Return                                      3.21%              0.45%          -3.86%           20.08%
   Ratio of Expenses to Average Net Assets*          1.40%              1.40%           1.40%            1.40%

Period ended December 31, 1998

   Unit Value                                   $11.120886         $12.935516      $11.995720       $20.144276
   Net Assets (in thousands)                    $   52,423         $   40,956      $   60,051       $  209,481
   Units Outstanding (in thousands)                  4,714              3,166           5,006           10,399
   Total Return                                      3.53%              1.04%           7.88%           26.01%
   Ratio of Expenses to Average Net Assets*          1.40%              1.40%           1.40%            1.40%

Period ended December 31, 1997

   Unit Value                                   $10.742141         $12.802788      $11.119464       $15.986828
   Net Assets (in thousands)                    $   41,412         $   33,337      $   23,246       $  115,406
   Units Outstanding (in thousands)                  3,855              2,604           2,091            7,219
   Total Return                                      3.55%              9.07%           7.63%           27.63%
   Ratio of Expenses to Average Net Assets*          1.40%              1.40%           1.40%            1.40%
------------------------------------


                                                  T. Rowe Price/         T. Rowe
                                                   JNL Mid-Cap          Price/JNL
                                                 Growth Portfolio   Value Portfolio (a)
                                                -----------------   -------------------

Standard Benefit

Period ended December 31, 2001

   Unit Value                                    $22.072337           $11.213585
   Net Assets (in thousands)                     $  305,571           $   81,754
   Units Outstanding (in thousands)                  13,844                7,291
   Total Return                                      -2.87%               -0.64%
   Ratio of Expenses to Average Net Assets*           1.40%                1.40%

Period ended December 31, 2000

   Unit Value                                    $22.723490           $11.285351
   Net Assets (in thousands)                     $  343,271           $   15,567
   Units Outstanding (in thousands)                  15,106                1,379
   Total Return                                       5.68%               12.85%
   Ratio of Expenses to Average Net Assets*           1.40%                1.40%

Period ended December 31, 1999

   Unit Value                                    $21.501764                n/a
   Net Assets (in thousands)                     $  250,672                n/a
   Units Outstanding (in thousands)                  11,658                n/a
   Total Return                                      22.28%                n/a
   Ratio of Expenses to Average Net Assets*           1.40%                n/a

Period ended December 31, 1998

   Unit Value                                    $17.583364                n/a
   Net Assets (in thousands)                     $  174,796                n/a
   Units Outstanding (in thousands)                   9,941                n/a
   Total Return                                      19.80%                n/a
   Ratio of Expenses to Average Net Assets*           1.40%                n/a

Period ended December 31, 1997

   Unit Value                                    $14.676954                n/a
   Net Assets (in thousands)                     $  117,882                n/a
   Units Outstanding (in thousands)                   8,032                n/a
   Total Return                                      16.55%                n/a
   Ratio of Expenses to Average Net Assets*           1.40%                n/a
------------------------------------


*     Annualized.
(a)  Inception date May 1, 2000.
(b)  Inception date October 29, 2001.

Jackson National Separate Account - I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)
-----------------------------------------



                                                       Lazard/JNL          Lazard/JNL       PPM America/  PPM America/
                                                         Mid Cap            Small Cap       JNL Balanced  JNL High Yield
                                                    Value Portfolio(a)  Value Portfolio(a)    Portfolio   Bond Portfolio
                                                    ------------------  ------------------  ------------  --------------

Earnings Protection Benefit **

Period ended December 31, 2001

   Unit Value                                                 n/a        $10.735826          $10.050411    $10.088245
   Net Assets (in thousands)                                  n/a        $        -          $      186    $      223
   Units Outstanding (in thousands)                           n/a                 -                  18            22
   Total Return                                               n/a             7.36%               0.50%         0.88%
   Ratio of Expenses to Average Net Assets *                  n/a             1.60%               1.60%         1.60%

Maximum Anniversary Value Death Benefit ***

Period ended December 31, 2001

   Unit Value                                          $10.545693        $10.165714          $10.210151    $ 9.939652
   Net Assets (in thousands)                           $       61        $        3          $       16    $      126
   Units Outstanding (in thousands)                             6                 -                   2            13
   Total Return                                             5.46%             1.66%               2.10%        -0.60%
   Ratio of Expenses to Average Net Assets*                 1.50%             1.50%               1.50%         1.50%

Combined Optional Benefits ***

Period ended December 31, 2001

   Unit Value                                          $10.591267               n/a          $10.179363    $ 9.978449
   Net Assets (in thousands)                           $        2               n/a          $        1    $       10
   Units Outstanding (in thousands)                             -               n/a                   -             1
   Total Return                                             5.91%               n/a               1.79%        -0.22%
   Ratio of Expenses to Average Net Assets*                 1.70%               n/a               1.70%         1.70%
------------------------------------




                                                                                       Salomon
                                                                      Salomon        Brothers/JNL
                                                  PPM America/       Brothers/     U.S. Government    T. Rowe Price/
                                                  JNL Money          JNL Global       & Quality      JNL Established
                                                 Market Portfolio  Bond Portfolio  Bond Portfolio   Growth Portfolio
                                                 ----------------  --------------  --------------   ----------------

Earnings Protection Benefit **

Period ended December 31, 2001

   Unit Value                                    $10.023574         $10.265572       $10.282317       $10.056612
   Net Assets (in thousands)                     $      725         $       66       $      615       $      347
   Units Outstanding (in thousands)                      72                  6               60               35
   Total Return                                       0.24%              2.66%            2.82%            0.57%
   Ratio of Expenses to Average Net Assets*           1.60%              1.60%            1.60%            1.60%

Maximum Anniversary Value Death Benefit***

Period ended December 31, 2001

   Unit Value                                    $ 9.998426         $10.073188       $ 9.846669       $10.194712
   Net Assets (in thousands)                     $        3         $       11       $       18       $      118
   Units Outstanding (in thousands)                       -                  1                2               12
   Total Return                                      -0.02%              0.73%           -1.53%            1.95%
   Ratio of Expenses to Average Net Assets*           1.50%              1.50%            1.50%            1.50%

Combined Optional Benefits ***

Period ended December 31, 2001

   Unit Value                                    $ 9.996379         $ 9.893917       $ 9.623038       $10.122554
   Net Assets (in thousands)                     $        5         $       10       $       41       $        6
   Units Outstanding (in thousands)                       1                  1                4                1
   Total Return                                      -0.04%             -1.06%           -3.77%            1.23%
   Ratio of Expenses to Average Net Assets*           1.70%              1.70%            1.70%            1.70%
------------------------------------


                                                  T. Rowe Price/     T. Rowe
                                                   JNL Mid-Cap        Price/JNL
                                                Growth Portfolio   Value Portfolio
                                                ----------------   ---------------

Earnings Protection Benefit **

Period ended December 31, 2001

   Unit Value                                     $10.298078        $ 9.732770
   Net Assets (in thousands)                      $      445        $      522
   Units Outstanding (in thousands)                       43                54
   Total Return                                        2.98%            -2.67%
   Ratio of Expenses to Average Net Assets*            1.60%             1.60%

Maximum Anniversary Value Death Benefit***

Period ended December 31, 2001

   Unit Value                                     $10.959855        $10.232697
   Net Assets (in thousands)                      $       55        $      144
   Units Outstanding (in thousands)                        5                14
   Total Return                                        9.60%             2.33%
   Ratio of Expenses to Average Net Assets*            1.50%             1.50%

Combined Optional Benefits ***

Period ended December 31, 2001

   Unit Value                                     $10.674784        $10.223967
   Net Assets (in thousands)                      $       38        $        3
   Units Outstanding (in thousands)                        4                 -
   Total Return                                        6.75%             2.24%
   Ratio of Expenses to Average Net Assets*            1.70%             1.70%
------------------------------------


*     Annualized.
**   Optional benefit effective May 1, 2001.
***  Optional benefit effective October 29, 2001.
(a)  Inception date October 29, 2001.

Jackson National Separate Account - I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)
-----------------------------------------


                                                     JNL/S&P         JNL/S&P          JNL/S&P           JNL/S&P
                                                   Conservative      Moderate        Aggressive     Very Aggressive
                                                      Growth          Growth           Growth            Growth
                                                   Portfolio I (c)  Portfolio I(b)  Portfolio I(b)  Portfolio I (a)
                                                   ---------------  --------------  --------------  ---------------

Standard Benefit

Period ended December 31, 2001

   Unit Value                                        $11.132321      $11.333423       $11.328490      $11.295588
   Net Assets (in thousands)                         $  180,496      $  286,525       $  102,946      $   56,559
   Units Outstanding (in thousands)                      16,214          25,281            9,087           5,007
   Total Return                                          -6.05%          -8.64%          -11.83%         -14.93%
   Ratio of Expenses to Average Net Assets*               1.40%           1.40%            1.40%           1.40%

Period ended December 31, 2000

   Unit Value                                        $11.848978      $12.404623       $12.848558      $13.278227
   Net Assets (in thousands)                         $  136,839      $  217,899       $   90,764      $   56,823
   Units Outstanding (in thousands)                      11,549          17,566            7,064           4,279
   Total Return                                          -2.99%          -5.67%          -10.63%         -18.31%
   Ratio of Expenses to Average Net Assets*               1.40%           1.40%            1.40%           1.40%

Period ended December 31, 1999

   Unit Value                                        $12.214283      $13.149997       $14.376336      $16.254341
   Net Assets (in thousands)                         $   71,738      $  109,309       $   40,119      $   23,389
   Units Outstanding (in thousands)                       5,873           8,312            2,791           1,439
   Total Return                                          17.86%          24.98%           33.50%          46.79%
   Ratio of Expenses to Average Net Assets*               1.40%           1.40%            1.40%           1.40%

Period ended December 31, 1998

   Unit Value                                        $10.363717      $10.521690       $10.769142      $11.073010
   Net Assets (in thousands)                         $   10,029      $   12,611       $    4,425      $    2,442
   Units Outstanding (in thousands)                         968           1,199              411             220
   Total Return                                           3.64%           5.22%            7.69%          10.73%
   Ratio of Expenses to Average Net Assets*               1.40%           1.40%            1.40%           1.40%

Period ended December 31, 1997

   Unit Value                                             n/a             n/a              n/a             n/a
   Net Assets (in thousands)                              n/a             n/a              n/a             n/a
   Units Outstanding (in thousands)                       n/a             n/a              n/a             n/a
   Total Return                                           n/a             n/a              n/a             n/a
   Ratio of Expenses to Average Net Assets *              n/a             n/a              n/a             n/a
------------------------------------




                                                               JNL/S&P Equity
                                             JNL/S&P Equity      Aggressive
                                                 Growth            Growth
                                             Portfolio I (d)   Portfolio I (e)
                                             ---------------   ---------------

Standard Benefit

Period ended December 31, 2001

   Unit Value                                  $10.650135        $10.840320
   Net Assets (in thousands)                   $  138,901        $   39,714
   Units Outstanding (in thousands)                13,042             3,664
   Total Return                                   -15.51%           -14.97%
   Ratio of Expenses to Average Net Assets*         1.40%             1.40%

Period ended December 31, 2000

   Unit Value                                  $12.605045        $12.748314
   Net Assets (in thousands)                   $  131,645        $   39,094
   Units Outstanding (in thousands)                10,444             3,067
   Total Return                                   -15.25%           -16.38%
   Ratio of Expenses to Average Net Assets*         1.40%             1.40%

Period ended December 31, 1999

   Unit Value                                  $14.872935        $15.244975
   Net Assets (in thousands)                   $   59,412        $   18,048
   Units Outstanding (in thousands)                 3,995             1,184
   Total Return                                    41.20%            43.23%
   Ratio of Expenses to Average Net Assets*         1.40%             1.40%

Period ended December 31, 1998

   Unit Value                                  $10.533562        $10.643333
   Net Assets (in thousands)                   $    5,037        $    3,237
   Units Outstanding (in thousands)                   478               304
   Total Return                                     5.34%             6.43%
   Ratio of Expenses to Average Net Assets*         1.40%             1.40%

Period ended December 31, 1997

   Unit Value                                         n/a               n/a
   Net Assets (in thousands)                          n/a               n/a
   Units Outstanding (in thousands)                   n/a               n/a
   Total Return                                       n/a               n/a
   Ratio of Expenses to Average Net Assets*           n/a               n/a
------------------------------------


*     Annualized.
(a)  Inception date April 1, 1998.
(b)  Inception date April 8, 1998.
(c)  Inception date April 9, 1998.
(d)  Inception date April 13, 1998.
(e)  Inception date April 15, 1998.

Jackson National Separate Account - I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)
-----------------------------------------


                                                      JNL/S&P       JNL/S&P       JNL/S&P       JNL/S&P
                                                    Conservative    Moderate     Aggressive   Very Aggressive
                                                       Growth        Growth        Growth        Growth
                                                    Portfolio I   Portfolio I   Portfolio I   Portfolio I
                                                    ------------- ------------- ------------- -------------

Earnings Protection Benefit **

Period ended December 31, 2001

   Unit Value                                         $ 9.874626    $ 9.792644    $ 9.777204    $ 9.641175
   Net Assets (in thousands)                          $      468    $    1,028    $      197    $      230
   Units Outstanding (in thousands)                           47           105            20            24
   Total Return                                           -1.25%        -2.07%        -2.23%        -3.59%
   Ratio of Expenses to Average Net Assets                 1.60%         1.60%         1.60%         1.60%

Maximum Anniversary Value Death Benefit ***

Period ended December 31, 2001

   Unit Value                                         $10.162641    $10.286024    $10.422169    $10.286141
   Net Assets (in thousands)                          $      151    $      206    $       67    $       10
   Units Outstanding (in thousands)                           15            20             6             1
   Total Return                                            1.63%         2.86%         4.22%         2.86%
   Ratio of Expenses to Average Net Assets                 1.50%         1.50%         1.50%         1.50%

Combined Optional Benefits ***

Period ended December 31, 2001

   Unit Value                                         $10.080578    $10.149076    $10.098331           n/a
   Net Assets (in thousands)                          $       48    $       17    $        -           n/a
   Units Outstanding (in thousands)                            5             2             -           n/a
   Total Return                                            0.81%         1.49%         0.98%           n/a
   Ratio of Expenses to Average Net Assets                 1.70%         1.70%         1.70%           n/a
------------------------------------




                                                              JNL/S&P Equity
                                              JNL/S&P Equity  Aggressive
                                                 Growth         Growth
                                               Portfolio I    Portfolio I
                                              --------------  ------------

Earnings Protection Benefit **

Period ended December 31, 2001

   Unit Value                                   $ 9.819213    $ 9.830499
   Net Assets (in thousands)                    $      684    $       95
   Units Outstanding (in thousands)                     70            10
   Total Return                                     -1.81%        -1.70%
   Ratio of Expenses to Average Net Assets*          1.60%         1.60%

Maximum Anniversary Value Death Benefit***

Period ended December 31, 2001

   Unit Value                                   $10.181330           n/a
   Net Assets (in thousands)                    $        -           n/a
   Units Outstanding (in thousands)                      -           n/a
   Total Return                                      1.81%           n/a
   Ratio of Expenses to Average Net Assets*          1.50%           n/a

Combined Optional Benefits ***

Period ended December 31, 2001

   Unit Value                                          n/a           n/a
   Net Assets (in thousands)                           n/a           n/a
   Units Outstanding (in thousands)                    n/a           n/a
   Total Return                                        n/a           n/a
   Ratio of Expenses to Average Net Assets*            n/a           n/a
------------------------------------



*     Annualized.
**   Optional benefit effective May 1, 2001.
***  Optional benefit effective October 29, 2001.

                          INDEPENDENT AUDITORS' REPORT



The Board of Directors of Jackson National Life Insurance Company and
     Contract Owners of Jackson National Separate Account - I:

We have audited the accompanying statements of assets and liabilities of each of the sub-accounts of Jackson National Separate Account - I, at December 31, 2001, and the related statements of operations, changes in net assets and financial highlights for each of the periods indicated. These financial statements and financial highlights are the responsibility of the separate account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of investments owned at December 31, 2001 by correspondence with the transfer agent of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the sub-accounts of Jackson National Separate Account - I as of December 31, 2001 and the results of its operations, changes in net assets and financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America.





February 1, 2002

                     (This page intentionally left blank.)

                     JACKSON NATIONAL LIFE INSURANCE COMPANY

                                AND SUBSIDIARIES



                               [GRAPHIC OMITTED]














                        CONSOLIDATED FINANCIAL STATEMENTS


                                DECEMBER 31, 2001

JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

INDEX TO CONSOLIDATED FINANCIAL STATEMENTS
DECEMBER 31, 2001

----------------------------------------------------------------------------

Independent Auditors' Report                                               1


Consolidated Balance Sheet                                                 2



Consolidated Income Statement                                              3



Consolidated Statement of Stockholder's Equity and Comprehensive Income    4



Consolidated Statement of Cash Flows                                       5



Notes to Consolidated Financial Statements                                 6

                          INDEPENDENT AUDITORS' REPORT



To the Board of Directors and Stockholder of Jackson National Life Insurance Company


We have audited the accompanying consolidated balance sheet of Jackson National Life Insurance Company and Subsidiaries as of December 31, 2001 and 2000, and the related consolidated statements of income, stockholder's equity and comprehensive income, and cash flows for each of the years in the three year period ended December 31, 2001. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining on a test basis evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Jackson National Life Insurance Company and Subsidiaries as of December 31, 2001 and 2000, and the results of their operations and their cash flows for each of the years in the three year period ended December 31, 2001 in conformity with accounting principles generally accepted in the United States of America.

As discussed more fully in note 2 to the financial statements: effective January 1, 1999, Jackson National Life Insurance Company adopted Statement of Position 97-3, "Accounting by Insurance Companies and Other Enterprises for Insurance Related Assessments," effective January 1, 2001, Jackson National Life Insurance Company adopted Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities," and effective April 1, 2001, Jackson National Life Insurance Company adopted Emerging Issues Task Force Issue 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets."







February 4, 2002

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                        CONSOLIDATED FINANCIAL STATEMENTS


CONSOLIDATED BALANCE SHEET
(IN THOUSANDS, EXCEPT SHARE INFORMATION)

--------------------------------------------------------------------------------


                                                                                      DECEMBER 31,
ASSETS                                                                            2001              2000
                                                                           ------------------- -----------------
   Investments:
     Cash and short-term investments                                          $    2,076,095    $  2,023,306
     Investments available for sale, at market value:
        Fixed maturities (amortized cost: 2001, $31,953,139; 2000,
           $28,275,776)                                                           31,932,494      27,513,270
        Equities (cost: 2001, $289,469; 2000, $471,236)                              288,852         479,279
     Mortgage loans, net of allowance                                              4,191,405       4,660,215
     Policy loans                                                                    700,434         687,245
     Other invested assets                                                           543,832         704,583
                                                                           ------------------- -----------------
         Total investments                                                        39,733,112      36,067,898

   Accrued investment income                                                         438,027         480,590
   Deferred acquisition costs                                                      2,162,951       2,187,936
   Reinsurance recoverable                                                           395,424         358,131
   Deferred income taxes                                                             234,752         240,389
   Value of acquired insurance and goodwill                                          170,377         191,793
   Income taxes receivable from Parent                                                72,563           9,117
   Other assets                                                                      188,292         161,453
   Variable annuity assets                                                         5,125,832       5,585,638
                                                                           ------------------- -----------------
         Total assets                                                         $   48,521,330    $ 45,282,945
                                                                           =================== =================

LIABILITIES AND STOCKHOLDER'S EQUITY
     LIABILITIES
     Policy reserves and liabilities:
       Reserves for future policy benefits and claims payable                 $      978,513    $    905,128
       Deposits on investment contracts                                           26,512,418      24,776,433
       Guaranteed investment contracts                                             3,695,179       4,286,503
     Trust instruments supported by funding agreements                             4,575,838       2,867,497
     Savings deposits                                                                836,682         732,211
     Reverse repurchase agreements                                                   889,678       1,095,623
     Notes and bank debt                                                           1,256,391         671,712
     Securities lending payable                                                      814,646         678,000
     Other liabilities                                                               656,867         636,005
     Variable annuity liabilities                                                  5,125,832       5,585,638
                                                                           ------------------- -----------------
         Total liabilities                                                        45,342,044      42,234,750
                                                                           ------------------- -----------------
     Minority interest                                                                86,802         117,759
                                                                           ------------------- -----------------

     STOCKHOLDER'S EQUITY
     Common stock, $1.15 par value; authorized 50,000 shares;
       issued and outstanding 12,000 shares                                           13,800          13,800
     Additional paid-in capital                                                    1,869,780       1,570,063
     Accumulated other comprehensive loss, net of
       tax of $(6,728) in 2001 and $(229,971) in 2000                                (13,077)       (427,088)
     Retained earnings                                                             1,221,981       1,773,661
                                                                           ------------------- -----------------
     Total stockholder's equity                                                    3,092,484       2,930,436
                                                                           ------------------- -----------------
         Total liabilities and stockholder's equity                           $   48,521,330    $ 45,282,945
                                                                           =================== =================

          See accompanying notes to consolidated financial statements.

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                        CONSOLIDATED FINANCIAL STATEMENTS


CONSOLIDATED INCOME STATEMENT
(IN THOUSANDS)

--------------------------------------------------------------------------------


                                                                          YEARS ENDED DECEMBER 31,
                                                               2001                 2000                1999
                                                          -----------------    -----------------  ------------------
REVENUES
   Premiums                                                 $      223,149       $      230,801     $      258,311

   Net investment income                                         2,386,222            2,610,983          2,476,196

   Net realized gains (losses) on investments and change
   in fair value of hedging instruments                           (830,873)            (120,855)            44,318

   Fee income:
     Mortality charges                                             133,223              133,969            134,744
     Surrender charges                                              60,525               80,075             72,601
     Expense charges                                                15,947               17,820             17,481
     Variable annuity fees                                          75,483               75,905             41,521
     Net asset management fees                                      23,531               24,344             13,118
                                                          -----------------    -----------------  ------------------
   Total fee income                                                308,709              332,113            279,465
   Other income                                                     38,292               39,821             37,286
                                                          -----------------    -----------------  ------------------
     Total revenues                                              2,125,499            3,092,863          3,095,576
                                                          -----------------    -----------------  ------------------

BENEFITS AND EXPENSES
   Death benefits                                                  307,610              317,350            289,220
   Interest credited on deposit liabilities                      1,578,228            1,591,921          1,637,478
   Interest expense on notes, bank debt and reverse
      repurchase agreements                                         81,522               94,544             73,991
   Interest expense on trust instruments supported
      by funding agreements                                        184,010              155,192             28,480
   Increase (decrease) in reserves, net of reinsurance              20,442              (47,448)           (32,199)
   Commissions                                                     303,249              361,672            312,213
   General and administrative expenses                             279,514              234,452            214,620
   Deferral of policy acquisition costs                           (391,412)            (429,358)          (360,205)
   Amortization of acquisition costs:
     Attributable to operations                                    181,116              237,416            210,248
     Attributable to net realized gains (losses) on
        investments and change in fair value of hedging
        instruments                                                (56,421)             (15,491)            15,798
   Amortization of acquired insurance and goodwill                  22,458               18,586             16,041
                                                          -----------------    -----------------  ------------------
     Total benefits and expenses                                 2,510,316            2,518,836          2,405,685
                                                          -----------------    -----------------  ------------------
     Pretax income (loss) before minority interest                (384,817)             574,027            689,891
   Minority interest                                                47,046               40,227                  -
                                                          -----------------    -----------------  ------------------
     Pretax income (loss)                                         (337,771)             614,254            689,891
   Federal income tax expense (benefit)                           (117,062)             216,200            241,500
                                                          -----------------    -----------------  ------------------
     Income  (loss) before cumulative effect of changes
       in accounting principles                                   (220,709)             398,054            448,391
   Cumulative effect of changes in accounting principles          (199,866)                   -             17,884
                                                          -----------------    -----------------  ------------------
     NET INCOME (LOSS)                                      $     (420,575)      $      398,054     $      466,275
                                                          =================    =================  ==================

   Pro forma net income (loss) assuming the changes in
    accounting principles are applied retroactively         $     (239,311)      $      166,508     $      538,567
                                                          =================    =================  ==================


          See accompanying notes to consolidated financial statements.

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                        CONSOLIDATED FINANCIAL STATEMENTS


CONSOLIDATED STATEMENT OF STOCKHOLDER'S EQUITY AND COMPREHENSIVE INCOME (IN THOUSANDS)

--------------------------------------------------------------------------------

                                                                       YEARS ENDED DECEMBER 31,
                                                           2001                 2000                  1999
                                                     -------------------  -------------------  --------------------

COMMON STOCK, BEGINNING AND END OF YEAR              $        13,800      $        13,800      $         13,800
                                                     -------------------  -------------------  --------------------

ADDITIONAL PAID-IN CAPITAL
Beginning of year                                           1,570,063            1,360,982            1,360,982
    Capital contributions                                     299,717              209,081                    -
                                                     -------------------  -------------------  --------------------
End of year                                                 1,869,780            1,570,063            1,360,982
                                                     -------------------  -------------------  --------------------

ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
Beginning of year                                            (427,088)            (465,836)             325,273
    Net unrealized investment (losses) gains, net
       of reclassification adjustment and net of
       tax of $223,243 in 2001; $20,864 in 2000
       and $(425,982) in 1999                                 414,011               38,748             (791,109)
                                                     -------------------  -------------------  --------------------
End of year                                                   (13,077)            (427,088)            (465,836)
                                                     -------------------  -------------------  --------------------

RETAINED EARNINGS
Beginning of year                                           1,773,661            1,551,912            1,181,947
    Net income (loss)                                        (420,575)             398,054              466,275
    Dividends paid to stockholder                            (131,105)            (176,305)             (96,310)
                                                     -------------------  -------------------  --------------------
End of year                                                 1,221,981            1,773,661            1,551,912
                                                     -------------------  -------------------  --------------------


TOTAL STOCKHOLDER'S EQUITY                           $      3,092,484     $      2,930,436     $      2,460,858
                                                     ===================  ===================  ====================



                                                                      YEARS ENDED DECEMBER 31,
                                                           2001                 2000                 1999
                                                     -------------------  -------------------  ------------------
COMPREHENSIVE INCOME (LOSS)
Net income (loss)                                    $       (420,575)    $        398,054       $       466,275
Net unrealized holding gains (losses) arising during
   the period, net of tax of $158,596 in 2001;
   $24,218 in 2000 and $(398,646) in 1999                     293,951               44,976             (740,343)
Reclassification adjustment for gains (losses)
   included in net income, net of tax of $64,647              120,060               (6,228)             (50,766)
   in 2001; $(3,354)in 2000 and $(27,336) in 1999
                                                     -------------------  -------------------  ------------------
COMPREHENSIVE INCOME (LOSS)                          $         (6,564)    $         436,802    $        (324,834)
                                                     ===================  ===================  ==================


          See accompanying notes to consolidated financial statements.

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                        CONSOLIDATED FINANCIAL STATEMENTS

CONSOLIDATED STATEMENT OF CASH FLOWS
(IN THOUSANDS)

--------------------------------------------------------------------------------

                                                                             YEARS ENDED DECEMBER 31,
                                                                   2001                2000               1999
                                                              ----------------    ----------------   -----------------
CASH FLOWS FROM OPERATING ACTIVITIES:
     Net income (loss)                                        $      (420,575)    $       398,054    $       466,275

     Adjustments to reconcile net income to net cash provided by operating activities:
         Net realized (gains) losses in investments and
           change in fair value of hedging instruments                830,873             120,855            (44,318)
         Interest credited on deposit liabilities                   1,578,228           1,591,921          1,637,478
         Interest expense on trust instruments supported
           by funding agreements                                      184,010             155,192             28,480
         Other charges                                               (209,695)           (231,864)          (224,826)
         Amortization of discount and premium on investments           93,393             (23,962)           (69,919)
         Deferred income tax provision                               (101,474)             37,000            104,600
         Change in:
              Accrued investment income                                42,563             (35,349)           (17,944)
              Deferred acquisition costs                             (269,153)           (207,433)          (123,659)
              Value of acquired insurance and goodwill                 22,458              18,586             16,041
              Income taxes payable to Parent                          (27,032)             20,841                887
              Other assets and liabilities, net                        11,723             (21,647)            52,830
                                                              ----------------    ----------------   -----------------
     NET CASH PROVIDED BY OPERATING ACTIVITIES                      1,735,319           1,822,194          1,825,925
                                                              ----------------    ----------------   -----------------

CASH FLOWS FROM INVESTING ACTIVITIES:
     Sales of fixed maturities and equities available for sale      5,732,067           3,877,665          5,374,124
     Principal repayments, maturities, calls and redemptions:
         Fixed maturities available for sale                        3,000,900             912,953          2,426,270
         Mortgage loans                                             1,273,431             280,820            113,545
        Purchases of:
         Fixed maturities and equities available for sale         (12,763,596)         (5,915,958)        (8,677,736)
            Mortgage loans                                           (773,815)           (930,007)        (1,071,678)
     Acquisition of Highland Federal Bank                                  -              (43,349)                -
     Other investing activities                                      (522,671)            149,523             15,873
                                                              ----------------    ----------------   -----------------
       NET CASH USED BY INVESTING ACTIVITIES                       (4,053,684)         (1,668,353)        (1,819,602)
                                                              ----------------    ----------------   -----------------

CASH FLOWS FROM FINANCING ACTIVITIES:
     Policyholders account balances:
         Deposits                                                   6,876,598           7,578,354          7,211,159
         Withdrawals                                               (4,858,652)         (6,176,725)        (5,723,094)
     Net transfers to separate accounts                              (468,993)         (1,901,367)        (1,755,761)
     Proceeds from notes and bank debt                              1,052,639             374,384             33,700
     Payments on notes and bank debt                                 (418,930)           (167,213)                -
     Increase in savings deposits                                      67,797             175,997             (1,095)
     Payment of cash dividends to Parent                             (131,105)           (176,305)           (96,310)
     Capital contribution from Parent                                 251,800                   -                  -
                                                              ----------------    ----------------   -----------------
     NET CASH PROVIDED (USED) BY FINANCING ACTIVITIES               2,371,154            (292,875)          (331,401)
                                                              ----------------    ----------------   -----------------

     NET INCREASE (DECREASE) IN CASH AND SHORT-TERM                    52,789            (139,034)          (325,078)
     INVESTMENTS

CASH AND SHORT-TERM INVESTMENTS, BEGINNING OF YEAR                  2,023,306           2,162,340          2,487,418
                                                              ----------------    ----------------   -----------------
CASH AND SHORT-TERM INVESTMENTS, END OF YEAR                  $     2,076,095     $     2,023,306    $     2,162,340
                                                              ================    ================   =================


          See accompanying notes to consolidated financial statements.

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2001

--------------------------------------------------------------------------------
1.   NATURE OF OPERATIONS

     Jackson National Life Insurance Company (the "Company" or "JNL") is wholly owned by Brooke Life Insurance Company ("Brooke Life" or the "Parent") which is ultimately a wholly owned subsidiary of Prudential plc
     ("Prudential"), London, England. JNL, together with its New York life insurance subsidiary, is licensed to sell group and individual annuity products, including immediate, indexed and deferred fixed annuities, variable annuities, guaranteed investment contracts ("GICs"), and individual life insurance products in all 50 states and the District of Columbia.

     The accompanying consolidated financial statements include JNL and its wholly owned subsidiaries, Jackson National Life Insurance Company of New York, an insurance company; Hermitage Management LLC, an advertising agency; Jackson National Asset Management, LLC, an investment advisor and transfer agent; Jackson National Life Distributors, Inc., a broker dealer; JNL Thrift Holdings, Inc., a unitary thrift holding company; PPM America Special Investments Fund, L.P. ("SIF I"), PPM America Special Investments CBO II, L.P. ("CBO II"), (collectively, "PPMA Funds") and Tuscany CDO, Limited ("Tuscany"). The Company has historically accounted for its investment in the PPMA Funds using the equity method. As a result of corporate restructuring in 2000, JNL obtained effective managerial control of the PPMA Funds. Accordingly, beginning in 2000, the PPMA Funds are consolidated in the accompanying financial statements. JNL effectively owns a 72.0% interest in SIF I, a 15.1% interest in CBO II and a 100% interest in Tuscany. The minority interest reflected in the accompanying financial statements reflects the interests of other parties in the PPMA Funds.

     JNL Thrift Holdings, Inc. wholly owns Jackson Federal Bank ("Jackson Federal"), a thrift headquartered in Southern California. On September 29, 2000, Jackson Federal acquired and merged with Highland Federal Bank ("Highland"), a bank located in California. The acquisition was accounted for by the purchase method and the results of Highland are included in the consolidated income statement from the date of acquisition.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     BASIS OF PRESENTATION
     The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP"). All significant intercompany accounts and transactions have been eliminated in consolidation. Certain prior year amounts have been reclassified to conform with the current year presentation.

     The preparation of the financial statements in conformity with GAAP requires the use of estimates and assumptions that affect the amounts reported in the financial statements and the accompanying notes. Actual results may differ from those estimates.

     CHANGES IN ACCOUNTING PRINCIPLES
     Effective January 1, 2001, JNL adopted Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("FAS 133"). FAS 133, as amended by Statements No. 137 and 138, establishes accounting and reporting standards for derivative instruments and for hedging activities. Under FAS 133, all derivative instruments, including certain derivative instruments embedded in other contracts, are recognized as either assets or liabilities in the balance sheet at their fair values, and changes in such fair values are recognized immediately in earnings unless specific hedging criteria are met. While the Company uses derivatives (primarily interest rate swaps) to hedge certain risks in conjunction with its asset/liability management program, JNL elected to not incur the costs of restructuring its derivative contracts, segregating investment portfolios and adding the systems and personnel required to qualify for much stricter hedge accounting treatment on an ongoing basis.

     Upon adoption in 2001, a gross transitional loss adjustment totaling $277.1 million, net of additional deferred acquisition cost amortization of $1.8 million and federal income tax benefit of $97.6 million, based on the aggregate fair value of the Company's derivative instruments as of January 1, 2001, was recorded as a cumulative effect of a change in accounting principle. Net earnings in future years are likely to reflect significantly increased volatility owing to fair value fluctuations on certain derivative instruments, particularly

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2001

--------------------------------------------------------------------------------
2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     interest rate swaps, that are regularly used to manage risks associated with movements in interest rates. As noted, changes in the fair value of derivative instruments are now reflected in income while the largely offsetting change in fair value of the Company's hedged investments will remain as an adjustment to equity in the balance sheet as unrealized gains and losses.

     Effective April 1, 2001, JNL adopted Emerging Issues Task Force Issue #99-20 ("EITF 99-20") "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets." The initial April 1, 2001 transitional loss adjustment totaling $32.8 million, net of reduced deferred acquisition cost amortization of $4.2 million and federal income tax benefit of $10.0 million, was also recorded as a cumulative effect of a change in accounting principle.

     Effective January 1, 1999, JNL adopted Statement of Position 97-3, "Accounting by Insurance Companies and Other Enterprises for Insurance-Related Assessments" ("SOP 97-3"). SOP 97-3 establishes accounting standards for guaranty fund and other insurance related assessments. Under SOP 97-3, the Company establishes an asset for premium tax offsets and policy surcharges at the time of the assessment if certain circumstances exist. Previously, no asset was recorded for premium tax offsets. The adoption of SOP 97-3 was treated as a cumulative effect of a change in accounting principle and prior periods were not restated. The cumulative effect of the change totaling $38.0 million, net of deferred acquisition cost amortization of $10.5 million and federal income taxes of $9.6 million was included in net income in 1999.

     RECENTLY ISSUED ACCOUNTING STANDARDS
     In July 2001, the Financial Accounting Standards Board ("FASB") issued Statement of Accounting Standards No. 142, "Goodwill and Other Intangible Assets" ("FAS 142"). FAS 142 requires that goodwill and other intangible assets deemed to have indefinite lives no longer be amortized to earnings, but instead be reviewed at least annually for impairment. Intangible assets with definite lives will continue to be amortized over their useful lives. FAS 142 will be effective January 1, 2002. Companies will be required to evaluate all existing goodwill and intangible assets with indefinite lives for impairment within six months of adoption. Any transitional impairment losses will be recognized in the first interim period in the year of adoption and will be recognized as the effect of a change in accounting principle. The Company does not expect the adoption of FAS 142 to have a material impact on its results of operations or financial position.

     In October 2001, the FASB issued Statement of Accounting Standards No. 144, "Accounting for the Impairment or Disposal of Long-Lived Assets" ("FAS 144"). FAS 144 supersedes Statement of Accounting Standards No. 121, "Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to be Disposed of" ("FAS 121"), and Accounting Principles Board
     Opinion No. 30, "Reporting the Results of Operations - Reporting the Effects of Disposal of a Segment of a Business, and Extraordinary, Unusual and Infrequently Occurring Events and Transactions" ("APB 30"). FAS 144 will be effective January 1, 2002 and will carry forward many of the provisions of FAS 121 and APB 30. In addition, FAS 144 will not apply to goodwill and other intangible assets that are not amortized. The Company does not expect the adoption of FAS 144 to have a material impact on its results of operations or financial position.

     COMPREHENSIVE INCOME
     Comprehensive income includes all changes in stockholder's equity (except those arising from transactions with owners/shareholders) and, in the Company's case, includes net income and net unrealized gains or losses on securities.

     INVESTMENTS
     Cash and short-term investments, which primarily include commercial paper and money market instruments, are carried at amortized cost. These investments have maturities of three months or less and are considered cash equivalents for reporting cash flows.

     Fixed maturities consist of debt securities and commercial loans. Debt securities include bonds, notes, redeemable preferred stocks, mortgage-backed securities and structured securities. All debt securities are considered available for sale and are carried at fair value. Debt securities are reduced to estimated net realizable

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2001

--------------------------------------------------------------------------------
2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     value, or in the case of other than high credit quality beneficial interests in securitized financial assets, fair value, for declines in fair value considered to be other than temporary. Commercial loans include certain term and revolving notes, as well as certain receivables arising from asset based lending activities. Commercial loans are carried at outstanding principal balances, less an allowance for loan losses.

     Equity securities, which include common stocks and non-redeemable preferred stocks, are carried at fair value. Equity securities are reduced to estimated net realizable value for declines in fair value considered to be other than temporary.

     Mortgage loans are carried at aggregate unpaid principal balances, net of unamortized discounts and premiums and an allowance for loan losses. The allowance for loan losses is maintained at a level considered adequate to absorb losses inherent in the mortgage loan portfolio.

     Policy loans are carried at the unpaid principal balances.

     Real estate is carried at the lower of depreciated cost or fair value.

     Limited partnership investments are accounted for using the equity method.

     Realized gains and losses on the sale of investments are recognized in income at the date of sale and are determined using the specific cost identification method. Acquisition premiums and discounts on investments are amortized to investment income using call or maturity dates. The changes in unrealized gains or losses on investments classified as available for sale, net of tax and the effect of the deferred acquisition costs adjustment, are excluded from net income and included as a component of comprehensive income and stockholder's equity.

     DERIVATIVE FINANCIAL INSTRUMENTS AND EMBEDDED DERIVATIVES
     The Company enters into financial derivative transactions, including swaps, put-swaptions, futures and options to reduce and manage business risks. These transactions manage the risk of a change in the value, yield, price, cash flows, or quantity of, or a degree of exposure with respect to assets, liabilities, or future cash flows, which the Company has acquired or incurred. The Company manages the potential credit exposure for over-the-counter derivative contracts through careful evaluation of the counterparty credit standing, collateral agreements, and master netting agreements. The Company is exposed to credit-related losses in the event of nonperformance by counterparties, however, it does not anticipate nonperformance.

     With the adoption of FAS 133 in 2001, the accounting policies for these derivatives were changed. The following accounting policies relate to the accompanying 2001 financial statements.

     While the Company generally uses derivative contracts for hedging purposes, and certain liabilities, primarily Trust instruments supported by funding agreements and equity-linked annuities, issued by the Company, contain embedded derivatives as defined by FAS 133, the Company does not account for such derivatives as either fair value or cash flow hedges as might be permitted if specific hedging documentation requirements of FAS 133 were followed. Financial derivatives, including derivatives embedded in certain host liabilities that have been separated for accounting and financial reporting purposes, are carried at fair value with changes in value included in realized gains (losses) on investments and change in fair value of hedging instruments.

     Interest rate swap agreements generally involve the exchange of fixed and floating payments over the life of the agreement without an exchange of the underlying principal amount. Interest rate swap agreements outstanding at December 31, 2001 are used for hedging purposes. Amounts paid or received on interest rate swap agreements are included in investment income. Interest rate swaps are included in other invested assets.

     Put-swaptions provide the Company with the right, but not the obligation, to require the writers to pay the Company the present value of a long duration interest rate swap at future exercise dates. These put-swaptions, with maturities up to 10 years, are entered into as a hedge against significant upward movements in interest rates. Put-swaptions are included in other invested assets.

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2001

--------------------------------------------------------------------------------
2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     Equity index futures contracts and equity index call options are used to hedge the Company's obligations associated with its issuance of equity index-linked immediate and deferred annuities. These annuities contain embedded options whose fair value is included in the annuity liability.

     Equity index swaps, in which the Company receives equity returns in exchange for short-term floating rate payments based on a notional amount, are held for both hedging and investment purposes, are included in other invested assets.

     Cross-currency swaps, which embody spot and forward currency swaps and additionally, in some cases, interest rate swaps and equity index swaps, are entered into for the purpose of hedging the Company's foreign currency denominated funding agreements supporting Trust instrument obligations. Cross-currency swaps serve to hedge derivatives embedded in the funding agreements and are included in other invested assets. The fair value of derivatives embedded in funding agreements, as well as foreign currency transaction gains and losses, are included in the carrying value of the Trust instruments supported by funding agreements. Foreign currency transaction gains and losses associated with funding agreements hedging activities are included in interest expense on trust instruments supported by funding agreements.

     Prior to 2001 and the adoption of FAS 133, hedge accounting treatment was applied to derivative contracts. The following accounting policies relate to the accompanying 2000 and 1999 financial statements.

     Interest rate swap agreements outstanding at December 31, 2000 hedge available for sale securities and are carried at fair value with the change in value reflected in comprehensive income and stockholder's equity. Amounts paid or received on interest rate swap agreements are included in investment income.

     Premiums paid for put-swaption contracts are included in other invested assets and are being amortized to investment income over the remaining terms of the contracts with maturities of up to 9 years. Put-swaptions, designated as a hedge of available for sale securities, are carried at fair value with the change in value reflected in comprehensive income and stockholder's equity.

     Equity index futures contracts and equity index call options are used to hedge the Company's obligations associated with its issuance of equity index-linked immediate and deferred annuities. The variation margin on futures contracts is deferred and, upon closing of the contracts, adjusts the basis of option contracts purchased. Premiums paid for call options, adjusted for the effects of hedging, are included in net investment income ratably over the terms of the options. The call option contracts are included in other invested assets and are carried at intrinsic value.

     Cross-currency swaps are included in other assets at cost adjusted for transaction gains or losses using exchange rates as of the reporting date. Unrealized foreign currency transaction gains and losses related to hedging activities are excluded from net income.

     DEFERRED ACQUISITION COSTS
     Certain costs of acquiring new business, principally commissions, bonus interest on certain products and certain costs associated with policy issue and underwriting, which vary with and are primarily related to the production of new business, have been capitalized as deferred acquisition costs. Deferred acquisition costs are increased by interest thereon and amortized in proportion to anticipated premium revenues for traditional life policies and in proportion to estimated gross profits for annuities and interest-sensitive life products. As certain fixed maturities and equity securities available for sale are carried at fair value, an adjustment is made to deferred acquisition costs equal to the change in amortization that would have occurred if such securities had been sold at their stated fair value and the proceeds reinvested at current yields. The change in this adjustment is included with the change in fair value of fixed maturities and equity securities available for sale, net of tax, that is credited or charged directly to stockholder's equity and is a component of other comprehensive income. Deferred acquisition costs have been increased by $6.1 million at December 31, 2001 and $300.2 million at December 31, 2000 to reflect this change.

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2001

--------------------------------------------------------------------------------

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     VALUE OF ACQUIRED INSURANCE AND GOODWILL
     The value of acquired insurance in-force at acquisition date represents the present value of anticipated profits of the business in-force on November 25, 1986 (the date the Company was acquired by Prudential) net of amortization. The value of acquired insurance in-force is amortized in proportion to anticipated premium revenues for traditional life insurance contracts and estimated gross profits for annuities and interest-sensitive life products over a period of 20 years.

     Goodwill includes both goodwill and core deposit intangibles and represents the excess of purchase price over the fair value of assets acquired in the purchase of Jackson Federal and Highland. Highland had total assets of $692.0 million and deposit liabilities of $450.2 million at the date of acquisition in 2000. For these acquisitions, the excess of the purchase price over the fair value of the assets acquired was allocated to goodwill and core deposit intangibles. The core deposit intangibles are amortized over 7 years and goodwill is amortized over 15 years.

     FEDERAL INCOME TAXES
     The Company provides deferred income taxes on the temporary differences between the tax and financial statement basis of assets and liabilities.

     JNL files a consolidated federal income tax return with Brooke Life and Jackson National Life Insurance Company of New York. The non-life insurance company subsidiaries file separate federal income tax returns. Income tax expense is calculated on a separate company basis.

     POLICY RESERVES AND LIABILITIES
     RESERVES FOR FUTURE POLICY BENEFITS:
     For traditional life insurance contracts, reserves for future policy benefits are determined using the net level premium method and assumptions as of the issue date as to mortality, interest, policy lapsation and expenses plus provisions for adverse deviations. Mortality assumptions range from 50% to 90% of the 1975-1980 Basic Select and Ultimate tables depending on underwriting classification and policy duration. Interest rate assumptions range from 6.0% to 9.5%. Lapse and expense assumptions are based on Company experience.

     DEPOSITS ON INVESTMENT CONTRACTS:
     For the Company's interest-sensitive life contracts, reserves approximate the policyholder's accumulation account. For deferred annuities, variable annuities, guaranteed investment contracts and other investment contracts, the reserve is the policyholder's account value. The reserve for equity index-linked annuities is based on two components. With the adoption of FAS 133 in 2001, the two components are i) the imputed value of the underlying guaranteed host contract, and ii) the fair value of the embedded option component of the contract. Prior to 2001, the two components were i) the guaranteed contract value, and ii) the intrinsic value of the option component of the contract. Obligations in excess of the guaranteed contract value are hedged through the use of futures contracts and call options.

     TRUST INSTRUMENTS SUPPORTED BY FUNDING AGREEMENTS
     In 1999, JNL and Jackson National Life Funding, LLC established an initial $2 billion aggregate European Medium Term Note program, which was subsequently increased to $7 billion in aggregate principal amount outstanding at any one time. Jackson National Life Funding, LLC was formed as a special purpose vehicle solely for the purpose of issuing instruments to institutional investors, the proceeds of which are deposited with JNL and secured by the issuance of Funding Agreements. Outstanding balances at December 31, 2001 and 2000 totaled $4.1 billion and $2.9 billion, respectively.

     In 2001, JNL and Jackson National Life Global Funding established an initial $3 billion aggregate Global Medium Term Note program. Jackson National Life Global Funding was formed as a statutory business trust, solely for the purpose of issuing instruments to institutional investors, the proceeds of which are deposited with JNL and secured by the issuance of Funding Agreements. The outstanding balance at December 31, 2001 totaled $0.5 billion.

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2001

--------------------------------------------------------------------------------
2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     Instruments issued representing obligations denominated in a foreign currency have been hedged for changes in exchange rates using cross-currency swaps. The fair value of derivatives embedded in funding agreements, as well as foreign currency transaction gains and losses, are included in the carrying value of the trust instruments supported by funding agreements.

     Trust instrument liabilities are adjusted to reflect the effects of foreign currency transaction gains and losses using exchange rates as of the reporting date. With the adoption of FAS 133 in 2001, foreign currency transaction gains and losses are included in net income. In 2000 and 1999, unrealized foreign currency transaction gains and losses were excluded from net income.

     VARIABLE ANNUITY ASSETS AND LIABILITIES
     The assets and liabilities resulting from individual variable annuity contracts which aggregated $5,074.6 million and $5,528.6 million at December 31, 2001 and 2000, respectively, are segregated in separate accounts. The Company receives administrative fees for managing the funds and other fees for assuming mortality and certain expense risks. Such fees are recorded as earned and included in variable annuity fees and net asset management fees in the consolidated income statement.

     The Company has issued a group variable annuity contract designed for use in connection with and issued to the Company's Defined Contribution Retirement Plan. These deposits are allocated to the Jackson National Separate Account - II and aggregated $51.2 million and $57.0 million at December 31, 2001 and 2000, respectively. The Company receives administrative fees for managing the funds and these fees are recorded as earned and included in net asset management fees in the consolidated income statement.

     SAVINGS DEPOSITS
     Savings deposits are comprised of banking deposits held by Jackson Federal, and include demand deposits, passbook savings, money market checking and savings and certificates of deposit. Savings deposit liabilities are reported at the outstanding balance of the accounts.

     REVENUE AND EXPENSE RECOGNITION
     Premiums for traditional life insurance are reported as revenues when due. Benefits, claims and expenses are associated with earned revenues in order to recognize profit over the lives of the contracts. This association is accomplished by provisions for future policy benefits and the deferral and amortization of acquisition costs.

     Deposits on interest-sensitive life products and investment contracts, principally deferred annuities and guaranteed investment contracts, are treated as policyholder deposits and excluded from revenue. Revenues consist primarily of the investment income and charges assessed against the policyholder's account value for mortality charges, surrenders and administrative expenses. Fee income also includes revenues related to asset management fees. Surrender benefits are treated as repayments of the policyholder account. Annuity benefit payments are treated as reductions to the policyholder account. Death benefits in excess of the policyholder account are recognized as an expense when incurred. Expenses consist primarily of the interest credited to policyholder deposits. Underwriting expenses are associated with gross profit in order to recognize profit over the life of the business. This is accomplished by deferral and amortization of acquisition costs.

3.   FAIR VALUE OF FINANCIAL INSTRUMENTS

     Statement of Financial Accounting Standards No. 107, "Disclosures About Fair Value of Financial Instruments" requires disclosure of fair value information about financial instruments for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, cannot be realized in immediate settlement of the instrument.

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2001

--------------------------------------------------------------------------------
3.   FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

     The following summarizes the basis used by the Company in estimating its fair value disclosures for financial instruments:

     CASH AND SHORT-TERM INVESTMENTS:
     Carrying value is considered to be a reasonable estimate of fair value.

     FIXED MATURITIES:
     Fair values for fixed maturity securities are based principally on quoted market prices, if available. For securities that are not actively traded, fair values are estimated using independent pricing services or analytically determined values.

     EQUITY SECURITIES:
     Fair values for common and non-redeemable preferred stock are based principally on quoted market prices, if available. For securities that are not actively traded, fair values are estimated using independent pricing services or analytically determined values.

     MORTGAGE LOANS:
     Fair values are determined by discounting the future cash flows to the present at current market rates. The fair value of mortgages approximated $4,487.8 million and $5,101.1 million at December 31, 2001 and 2000, respectively.

     POLICY LOANS:
     Fair value approximates carrying value since policy loan balances reduce the amount payable at death or surrender of the contract.

     DERIVATIVES:
     Fair values are based on quoted market prices, estimates received from financial institutions, or valuation models.

     VARIABLE ANNUITY ASSETS:
     Variable annuity assets are carried at the market value of the underlying securities.

     ANNUITY RESERVES:
     Fair values for immediate annuities, without mortality features, are derived by discounting the future estimated cash flows using current interest rates for similar maturities. For deferred annuities, fair value is based on surrender value. For equity-linked immediate and deferred annuities, fair value includes the fair value of the embedded options. The carrying value and fair value of such annuities approximated $21.2 billion and $20.7 billion, respectively, at December 31, 2001; and $19.6 billion and $18.7 billion, respectively, at December 31, 2000.

     RESERVES FOR GUARANTEED INVESTMENT CONTRACTS:
     Fair value is based on the present value of future cash flows at current pricing rates. The fair value approximated $3.7 billion and $4.3 billion at December 31, 2001 and 2000, respectively.

     TRUST INSTRUMENTS SUPPORTED BY FUNDING AGREEMENTS:
     Fair value is based on the present value of future cash flows at current pricing rates, plus the fair value of embedded derivatives. The fair value approximated $4.6 billion and $2.9 billion at December 31, 2001 and 2000, respectively.

     SAVINGS DEPOSITS:
     Fair value of deposit accounts with no stated maturity (demand deposits, regular passbook and money market accounts) is equal to their carrying amounts. Fair value of certificates of deposit is based on the discounted value of contractual cash flows. The fair value approximated $842.5 million and $732.3 million at December 31, 2001 and 2000, respectively.

     REVERSE REPURCHASE AGREEMENTS:
     Carrying value of reverse repurchase agreements is considered to be a reasonable estimate for fair value.

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2001

--------------------------------------------------------------------------------
3.   FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

     NOTES AND BANK DEBT:
     Fair value of notes and bank debt is based on the present value of future cash flows at current interest rates.

     VARIABLE ANNUITY LIABILITIES:
     Fair value of contracts in the accumulation phase is based on account value less surrender charges. Fair values of contracts in the payout phase are based on the present value of future cash flows at assumed investment rates. The fair value approximated $4,834.5 million and $5,314.7 million at December 31, 2001 and 2000, respectively.

4.   INVESTMENTS

     Investments are comprised primarily of fixed-income securities, primarily publicly-traded industrial, mortgage-backed, utility and government bonds, and mortgage and commercial loans. Mortgage-backed securities include asset-backed and other structured securities. The Company generates the majority of its deposits from interest-sensitive individual annuity contracts, life insurance products, and guaranteed investment contracts on which it has committed to pay a declared rate of interest. The Company's strategy of investing in fixed-income securities and loans aims to ensure matching of the asset yield with the interest-sensitive liabilities and to earn a stable return on its investments.

     FIXED MATURITIES
     The following table sets forth fixed maturity investments at December 31, 2001, classified by rating categories as assigned by nationally recognized statistical rating organizations, the National Association of Insurance Commissioners ("NAIC"), or if not rated by such organizations, the Company's investment advisor. At December 31, 2001, investments rated by the Company's investment advisor totaled $464.3 million. For purposes of the table, if not otherwise rated higher by a nationally recognized statistical rating organization, NAIC Class 1 investments are included in the A rating; Class 2 in BBB; Class 3 in BB and Classes 4 through 6 in B and below.

                                                        PERCENT OF TOTAL
                  INVESTMENT RATING                          ASSETS
                  -----------------                   --------------------
                  AAA
                  AA                                      19.4%
                  A                                        5.3
                  BBB                                     35.8
                                                      --------------------
                      Investment grade                    90.9
                                                      --------------------
                   BB                                      4.7
                   B and below                             4.4
                                                      --------------------
                      Below investment grade               9.1
                                                      --------------------
                      Total fixed maturities             100.0%
                                                      ====================

     At December 31, 2001, the amortized cost and carrying value of fixed maturities in default that were anticipated to be income producing when purchased were $132.2 million and $109.8 million, respectively.

     The amortized cost and estimated fair value of fixed maturities are as follows (in thousands):

                                                                    GROSS             GROSS           ESTIMATED
                                              AMORTIZED          UNREALIZED         UNREALIZED           FAIR
       DECEMBER 31, 2001                        COST                GAINS             LOSSES            VALUE
                                         -------------------- ------------------ ----------------- ------------------
       U.S. Treasury securities               $       4,648         $      231        $       36       $      4,843
       U.S. Government agencies
            and foreign governments                  47,543              2,371                 -             49,914
       Public utilities                             757,532              9,035            18,437            748,130
       Corporate securities
            and commercial loans                 19,789,499            560,972           689,024         19,661,447
       Mortgage-backed securities                11,353,917            309,861           195,618         11,468,160
                                         -------------------- ------------------ ----------------- ------------------
            Total                             $  31,953,139         $  882,470        $  903,115       $ 31,932,494
                                         ==================== ================== ================= ==================

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2001

--------------------------------------------------------------------------------
4.   INVESTMENTS (CONTINUED)

                                                                  GROSS              GROSS           ESTIMATED
                                            AMORTIZED           UNREALIZED        UNREALIZED           FAIR
     DECEMBER 31, 2000                         COST               GAINS             LOSSES             VALUE
                                        -------------------- ------------------ ------------------ ------------------
     U.S. Treasury securities                $       4,623          $     138       $         -       $      4,761
     U.S. Government agencies
          and foreign governments                  108,157              2,278             5,416            105,019
     Public utilities                              504,853              4,219            12,983            496,089
     Corporate securities
          and commercial loans                  16,957,873            241,934           962,366         16,237,441
     Mortgage-backed securities                 10,700,270            131,446           161,756         10,669,960
                                        -------------------- ------------------ ------------------ ------------------
          Total                              $  28,275,776          $ 380,015       $ 1,142,521       $ 27,513,270
                                        ==================== ================== ================== ==================

     Gross unrealized gains pertaining to equity securities at December 31, 2001 and 2000 were $29.9 million and $65.0 million, respectively. Gross unrealized losses at December 31, 2001 and 2000 were $30.6 million and $57.0 million, respectively.

     The amortized cost and estimated fair value of fixed maturities at December 31, 2001, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without early redemption penalties.

     Fixed maturities (in thousands):

                                                                            AMORTIZED              ESTIMATED
                                                                              COST                FAIR VALUE
                                                                       --------------------  ----------------------
     Due in 1 year or less                                                    $   627,273            $   635,770
     Due after 1 year through 5 years                                           4,619,070              4,611,833
     Due after 5 years through 10 years                                        10,261,066             10,285,783
     Due after 10 years through 20 years                                        2,527,902              2,438,028
     Due after 20 years                                                         2,563,911              2,492,920
     Mortgage-backed securities                                                11,353,917             11,468,160
                                                                       --------------------  ----------------------
          Total                                                             $  31,953,139          $  31,932,494
                                                                       ====================  ======================

     Acquisition discounts and premiums on mortgage-backed securities are amortized over the estimated redemption period using the effective interest method. Effective yields, which are used to calculate amortization, are adjusted periodically to reflect actual payments to date and anticipated future payments. Resulting adjustments to amortized cost are included in investment income.

     Fixed maturities with a carrying value of $3.1 million at both December 31, 2001 and 2000 were on deposit with regulatory authorities, as required by law in various states in which business is conducted.

     In 2001, the Company received proceeds of $889.4 million from the transfer of certain fixed maturities to Tuscany, in a securitization transaction. The fixed maturities transferred collateralize $900.0 million of notes issued by Tuscany. The Company has retained $450.0 million of senior and subordinated notes and sold $450.0 million of senior notes to unrelated parties.

     Additionally in 2001, the Company received proceeds of $71.3 million and recognized a loss of $0.3 million from the sale of certain fixed maturities. The Company has retained an interest in the assets transferred as a result of its purchase of $71.3 million of notes issued by a separate special purpose trust formed in connection with the transaction. The investment return to the Company on the notes is tied to the performance of fixed maturities sold.

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2001

--------------------------------------------------------------------------------
4.   INVESTMENTS (CONTINUED)

     MORTGAGE LOANS
     Mortgage loans, net of allowance for loan losses of $33.2 million and $33.4 million at December 31, 2001 and 2000, respectively, are as follows (in thousands):

                                                    DECEMBER 31,
                                             2001                  2000
                                       ------------------    ------------------
         Residential                         $   694,096           $   652,519
         Commercial                            3,497,309             4,007,696
                                       ------------------    ------------------
              Total                          $ 4,191,405           $ 4,660,215
                                       ==================    ==================

     At December 31, 2001, mortgage loans were collateralized by properties located in 44 states and Canada. Approximately 29% of the aggregate carrying value of the portfolio is secured by properties located in California.

     In 2001, the Company received proceeds of $651.6 million and recognized a gain of $25.3 million from the sale of certain commercial mortgage loans in a securitization transaction. The Company retained interests in the securitization having a fair value of $63.0 million, based on quoted market prices. The gain recognized was determined by allocating the previous carrying amount between the assets sold and the interests retained based on their relative fair value at the date of transfer. While the retained interests are subordinate to those that were sold, there are no restrictions in connection with the assets retained. The fair value of interests retained is determined consistently with the Company's fixed maturities.

     OTHER INVESTED ASSETS
     Other invested assets include investments in i) limited partnerships that invest in securities, and ii) derivatives. Limited partnership income
     (loss) recognized by the Company was $(47.6) million, $73.5 million and $34.3 million in 2001, 2000 and 1999, respectively.

     DERIVATIVES
     The fair value of derivatives reflects the estimated amounts that the Company would receive or pay upon sale or termination of the contracts, net of payment accruals, at the reporting date. With respect to swaps and put-swaptions, the notional amount represents the stated principal balance used as a basis for calculating payments. With respect to futures and options, the contractual amount represents the market exposure of outstanding positions.

     A summary of the aggregate contractual or notional amounts and estimated fair values for derivative contracts outstanding is as follows (in thousands):

                                                        DECEMBER 31,
                                            2001                            2000
                               ------------------------------- --------------------------------
                                  CONTRACTUAL/                      CONTRACTUAL/
                                    NOTIONAL          FAIR            NOTIONAL          FAIR
                                     AMOUNT           VALUE           AMOUNT           VALUE
                               --------------------------------  --------------------------------
           Interest rate swaps      $ 10,539,125  $ (396,576)          $ 7,375,000  $ (215,979)
           Cross-currency
              swaps                    3,040,723    (267,583)            2,085,701    (135,919)
           Put-swaptions              20,500,000      39,180            23,000,000      17,305
           Futures                        13,924         -                  88,694         -
           Call options                1,701,907      289,100            1,716,003     112,911
           Equity index swaps            231,253     (31,991)                  -           -

     During 2000, and 1999, the Company recorded net expenses of $65.5 million and $29.9 million, respectively, on derivative instruments. During 1999, the Company also incurred realized losses of $81.2 thousand on the termination of interest rate swaps.

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2001

--------------------------------------------------------------------------------
4.   INVESTMENTS (CONTINUED)

     SECURITIES LENDING
     The Company has entered into a securities lending agreement with an agent bank whereby blocks of securities are loaned to third parties, primarily major brokerage firms. As of December 31, 2001 and 2000, the estimated fair value of loaned securities was $799.1 million and $662.2 million, respectively. The agreement requires a minimum of 102 percent of the fair value of the loaned securities as collateral, calculated on a daily basis. To further minimize the credit risks related to this program, the financial condition of counterparties is monitored on a regular basis. Cash collateral received in the amount of $814.6 million and $678.0 million at December 31, 2001 and 2000, respectively, was invested by the agent bank and included in short-term investments of the Company. A securities lending payable is included in liabilities for cash collateral received.

5.   INVESTMENT INCOME AND REALIZED GAINS AND LOSSES

     The sources of net investment income by major category are as follows (in thousands):

                                                                 YEARS ENDED DECEMBER 31,
                                                       2001                 2000               1999
                                                 -----------------    -----------------  ------------------
     Fixed maturities                             $     2,170,429      $     2,136,323    $     2,094,557
     Other investment income                              255,829              513,478            420,764
                                                 -----------------    -----------------  ------------------
       Total investment income                          2,426,258            2,649,801          2,515,321
     Less investment expenses                             (40,036)             (38,818)           (39,125)
                                                 -----------------    -----------------  ------------------
       Net investment income                      $     2,386,222      $     2,610,983    $     2,476,196
                                                 =================    =================  ==================

     Net realized gains and losses on investments and change in fair value of hedging instruments, are as follows (in thousands):

                                                                  YEARS ENDED
                                                                  DECEMBER 31,
                                                       2001                 2000                 1999
                                                 -----------------    ------------------   ------------------
     Sales of fixed maturities
       Gross gains                                $        90,044      $        43,458      $        99,131
       Gross losses                                      (138,197)             (55,497)             (28,163)
     Sales of equity securities
       Gross gains                                         26,546               32,577               54,849
       Gross losses                                       (20,107)              (1,520)                (228)
     Impairment losses                                   (600,595)            (141,079)             (77,076)
     Derivative instruments                              (216,178)             (11,126)              (4,283)
     Other invested assets, net                            27,614               12,332                   88
                                                 -----------------    ------------------   ------------------
       Total before minority interest                    (830,873)            (120,855)              44,318
     Minority interest                                     47,041               49,821                    -
                                                 -----------------    ------------------   ------------------
       Total, net of minority interest                $  (783,832)       $     (71,034)     $        44,318
                                                 =================    ==================   ==================

6.   VALUE OF ACQUIRED INSURANCE AND GOODWILL

     The value of acquired insurance in-force at acquisition date represents the present value of anticipated profits of the business in-force on November 25, 1986 (the date the Company was acquired by Prudential). The value of acquired insurance in-force was determined by using assumptions as to interest, persistency and mortality. Profits were then discounted to arrive at the value of the insurance in-force.

     Goodwill includes both goodwill and core deposit intangibles and represents the excess of purchase price over the fair value of assets acquired in the purchases of Jackson Federal and Highland.

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2001

--------------------------------------------------------------------------------
6.   VALUE OF ACQUIRED INSURANCE AND GOODWILL (CONTINUED)

     The amortization of acquired insurance and goodwill was as follows (in thousands):

                                                                            YEARS ENDED DECEMBER 31,
                                                                2001                  2000                 1999
                                                           ----------------     -----------------    -----------------
     Value of acquired insurance:
       Balance, beginning of year                             $  122,212            $  138,734           $    154,402
       Interest, at rates varying from 6.5% to 9.5%               10,625                12,201                 13,690
          Amortization                                           (28,061)              (28,723)               (29,358)
                                                            ----------------     -----------------    -----------------
        Balance, end of year                                  $  104,776            $  122,212           $    138,734
                                                            ================     =================    =================
     Goodwill:
       Balance, beginning of year                             $   69,581            $    3,159           $      3,774
                                                                                        68,486                   (242)
       Acquisitions and adjustments                                1,042                (2,064)                  (373)
          Amortization                                            (5,022)
                                                            ----------------     -----------------    -----------------
       Balance, end of year                                   $   65,601            $   69,581           $      3,159
                                                           ================     =================     =================
     Value of insurance in force and goodwill:
          Net amortization                                    $  (22,458)           $  (18,586)          $    (16,041)
                                                            ================     =================    =================
       Balance, end of year                                   $  170,377            $  191,793           $    141,893
                                                            ================     =================    =================

     As noted previously,  effective January 1, 2002, goodwill will no longer be
     amortized  to  earnings.   The  value  of  acquired   insurance   estimated
     amortization, net of interest, is as follows (in thousands):

     2002                                                $  18,479
     2003                                                   19,647
     2004                                                   20,882
     2005                                                   22,190
     2006                                                   23,578
                                                         -----------
          Total                                          $ 104,776
                                                         ===========

7.   SAVINGS DEPOSITS

     Savings deposits at December 31, 2001 and 2000 are as follows (in thousands):

                                                           2001                                  2000
                                              --------------------------------     ---------------------------------
                                                                  WEIGHTED                             WEIGHTED
                      TYPE                                         AVERAGE                             AVERAGE
                                                  AMOUNT             RATE              AMOUNT             RATE
                                              --------------    --------------     -------------    -----------------
     Demand deposits                               $ 54,876          0.65%            $ 54,441            1.74%
     Non-interest bearing deposits                   19,561          0.00%              15,029            0.00%
     Passbook                                        59,567          1.75%              33,844            2.16%
     Money market checking and savings               70,419          2.66%              49,174            4.56%
     Time deposits                                  632,259          4.45%             579,723            6.05%
                                              --------------    --------------     -------------    -----------------
          Total                                   $ 836,682          3.75%            $732,211            5.33%
                                              ==============    ==============     =============    =================

     The contractual maturities of time deposits at December 31, 2001 were as follows:

     Years Ending December 31,
     -------------------------
              2002                                               $ 471,679
              2003                                                  73,194
              2004                                                  28,824
              2005                                                  30,478
              Thereafter                                            28,084
                                                                 ---------
                    Total                                        $ 632,259
                                                                 =========

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2001

--------------------------------------------------------------------------------
7.   SAVINGS DEPOSITS (CONTINUED)

     Interest   expense  on  deposit  accounts  is  summarized  as  follows  (in thousands):

                                                                           YEARS ENDED DECEMBER 31,
                                                          -----------------------------------------------------------
                                                                2001                 2000                 1999
                                                          -----------------    -----------------    -----------------
     Demand, passbook and money market                          $    5,189           $    1,457           $      497
     Time deposits                                                  31,481               15,533                3,960
                                                          -----------------    -----------------    -----------------
          Total                                                 $   36,670           $   16,990           $    4,457
                                                          =================    =================    =================

     Time deposits greater than $100,000 totaled approximately $239.4 million and $146.2 million at December 31, 2001 and 2000, respectively.

8.   NOTES AND BANK DEBT

     The aggregate carrying value and estimated fair value of notes and bank debt at December 31, 2001 and 2000 were as follows (in thousands):

                                                                   2001                            2000
                                                        -------------- -------------    ------------ ---------------
                                                          CARRYING      ESTIMATED        CARRYING      ESTIMATED
                                                           AMOUNT       FAIR VALUE        AMOUNT       FAIR VALUE
                                                        -------------- -------------    ------------ ---------------
       Surplus notes                                      $   249,202    $  264,785      $  249,193    $   249,800
       Advances from the Federal Home Loan Bank               353,942       361,323         234,534        235,255
       Debt of PPMA Funds                                     203,247       192,978         187,985        184,659
       Tuscany                                                450,000       450,000               -              -

                                                        -------------- -------------    ------------ ---------------
                 Total                                    $ 1,256,391    $1,269,086      $  671,712    $   669,714
                                                        ============== =============   ============ ===============

     SURPLUS NOTES
     On March 15, 1997, the Company issued 8.15% Notes (the "Notes") in the principal amount of $250 million due March 15, 2027. The Notes were issued pursuant to Rule 144A under the Securities Act of 1933, and are unsecured and subordinated to all present and future indebtedness, policy claims and other creditor claims.

     Under Michigan Insurance law, the Notes are not part of the legal liabilities of the Company and are considered capital and surplus for statutory reporting purposes. Payments of interest or principal may only be made with the prior approval of the Commissioner of Insurance of the State of Michigan and only out of surplus earnings which the Commissioner determines to be available for such payments under Michigan Insurance law. The Notes may not be redeemed at the option of the Company or any holder prior to maturity.

     Interest is payable semi-annually on March 15 and September 15 of each year. Interest paid on the Notes was $20.4 million in 2001, 2000, and 1999.

     ADVANCES FROM THE FEDERAL HOME LOAN BANK
     Jackson Federal began utilizing the credit programs offered by the Federal Home Loan Bank ("FHLB") during 1999. FHLB advances, maturing in years through 2008, totaled $353.9 million and $234.5 million at December 31, 2001 and 2000, respectively, at weighted average interest rates of 4.75% and 6.22%, respectively. Fixed rate advances totaled $342,900 and $231,100 at December 31, 2001 and 2000, respectively. The advances are collateralized by mortgage loans and mortgage-backed securities totaling $832.5 million at December 31, 2001. Interest paid totaled $17.2 million, $5.2 million and $0.5 million in 2001, 2000 and 1999, respectively.

     PPMA FUNDS
     As a result of the consolidation of the PPMA Funds in 2000, the related debt obligations of the funds are reflected in the Company's consolidated financial statements.

     SIF I has issued $70.0 million of 8.36% Subordinated Secured Notes ("SIF I Notes") due December 15, 2005. Interest is due semi-annually. The SIF I Notes are collateralized and secured pursuant to an Indenture between the issuer and Chase Bank of Texas, N.A., as trustee. The SIF I Notes may only be redeemed early under certain circumstances and require a make-whole payment by the issuer.

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2001

--------------------------------------------------------------------------------
8.   NOTES AND BANK DEBT (CONTINUED)

     SIF I has also entered into a Senior Secured Credit Facility ("SIF I Facility") under which it may borrow up to $200.0 million. The SIF I Facility is a revolving extendable credit facility which matures June 15, 2004. Borrowings under the SIF I Facility bear interest at a variable rate. SIF I may choose rates based on the Eurodollar loan rate plus 1.75% per annum or the higher of the Prime lending rate of Bankers Trust Company and the Fed Funds effective rate plus .50% per annum. The outstanding borrowings in the December 31, 2001 financial statements bear interest rates ranging from 8.22% to 8.63%.

     CBO II has issued $71.0 million of 7.8% Subordinated Secured Notes ("CBO II Notes") due December 15, 2004. Interest is due semi-annually. The CBO II Notes are secured pursuant to an Indenture between the Issuer and Texas Commerce Bank, N.A., as trustee. The CBO II Notes may only be redeemed early under certain circumstances and require a make-whole payment by the issuer.

     CBO II has also entered into a Senior Secured Credit Facility ("CBO II Facility") under which it may borrow up to $236.5 million. The CBO II Facility is a revolving extendable credit facility which matures June 15, 2003. Borrowings under the CBO II Facility bear interest at a variable rate. CBO II may choose rates based on the Eurodollar loan rate plus 1.00% per annum or the higher of the Prime lending rate of Bankers Trust Company and the Fed Funds effective rate plus .50% per annum. The outstanding borrowings in the December 31, 2001 financial statements bear interest rates ranging from 7.38% to 8.13%.

     Outstanding debt balances on the PPMA Funds included in the December 31, 2001 financial statements are as follows (in thousands):

                                                      SIF I            CBO II           Total
                                                  --------------    -------------    -------------
         DECEMBER 31, 2001:
         Subordinated secured notes                  $   32,539       $   45,000        $  77,539
         Revolving credit facility                       78,750           46,958          125,708
                                                  --------------    -------------    -------------
          Total outstanding                          $  111,289       $   91,958        $ 203,247
                                                  ==============    =============    =============

         DECEMBER 31, 2000:
         Subordinated secured notes                  $   25,000       $   45,000        $  70,000
         Revolving credit facility                       76,125           41,860          117,985
                                                  --------------    -------------    -------------
         Total outstanding                           $  101,125       $   86,860        $ 187,985
                                                  ==============    =============    =============

     Interest expense on the debt totaled $15.8 million and $24.2 million in 2001 and 2000, respectively.

     TUSCANY
     On December 19, 2001, Tuscany issued $900.0 million of senior and subordinated floating rate notes. The senior notes ("Tuscany Notes"), totaling $450.0 million, due February 25, 2015 have been sold to unrelated parties. The Tuscany Notes bear interest at LIBOR plus .38%, which at December 31, 2001 was 2.52%. The subordinated floating rate notes were sold to related parties and are eliminated in consolidation.

9.   REVERSE REPURCHASE AGREEMENTS

     During 2001, 2000 and 1999, the Company entered into reverse repurchase agreements whereby the Company agreed to sell and repurchase securities. These activities have been accounted for as financing transactions, with the assets and associated liabilities included in the consolidated balance sheet. Short-term borrowings under such agreements averaged $664.3 million and $680.0 million during 2001 and 2000, respectively, at weighted average interest rates of 4.13% and 6.52%, respectively. Interest paid totaled $27.4 million, $44.3 million and $53.2 million in 2001, 2000 and 1999, respectively. The highest level of short-term borrowings at any month end was $1.0 billion in 2001 and $1.2 billion in 2000.

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2001

--------------------------------------------------------------------------------
10.  REINSURANCE

     The Company assumes and cedes reinsurance from and to other insurance companies in order to limit losses from large exposures; however, if the reinsurer is unable to meet its obligations, the originating issuer of the coverage retains the liability. The maximum amount of life insurance risk retained by the Company on any one life is generally $1.5 million. Amounts not retained are ceded to other companies on a yearly renewable-term or a coinsurance basis.

     The effect of reinsurance on premiums is as follows (in thousands):

                                                                    YEARS ENDED DECEMBER 31,
                                                           2001               2000                1999
                                                     ------------------ ------------------  -----------------
     Direct premiums                                 $        337,250   $         341,078     $      361,367
     Assumed premiums                                           3,519              4,324               4,941
     Less reinsurance ceded                                  (117,620)          (114,601)           (107,997)
                                                     ------------------ ------------------  -----------------
       Total net premiums                            $        223,149   $        230,801      $      258,311
                                                     ================== ==================  =================

     Components of the reinsurance recoverable asset are as follows (in thousands):

                                                     DECEMBER 31,
                                                2001               2000
                                          ------------------ -----------------
     Ceded reserves                           $    373,481       $   326,675
     Ceded claims liability                          8,890            17,083
     Ceded - other                                  13,053            14,373
                                          ------------------ -----------------
       Total                                  $    395,424       $   358,131
                                          ================== =================

     Reserves reinsured through Brooke Life were $68.4 million and $71.7 million at December 31, 2001 and 2000, respectively.

11.  FEDERAL INCOME TAXES

     The components of the provision for federal income taxes are as follows (in thousands):

                                                                        YEARS ENDED DECEMBER 31,
                                                                 2001             2000           1999
                                                            ---------------  ---------------  ---------------
     Current tax (benefit) expense                          $      (15,588)   $     179,200   $     136,900
     Deferred tax (benefit) expense                               (101,474)          37,000         104,600
                                                            ---------------  ---------------  ---------------

     Federal income tax (benefit) expense                   $     (117,062)   $     216,200   $     241,500
                                                            ===============  ===============  ===============

     The federal income tax provisions differ from the amounts determined by multiplying pretax income by the statutory federal income tax rate of 35% for 2001, 2000 and 1999 as follows (in thousands):

                                                                         YEARS ENDED DECEMBER 31,
                                                                   2001             2000            1999
                                                              ---------------  --------------- ---------------
     Income taxes at statutory rate                             $ (118,220)        $ 214,989       $ 241,462
     Other                                                           1,158             1,211              38
                                                              ---------------  --------------- ---------------
     Provision for federal income taxes                         $ (117,062)        $ 216,200       $ 241,500
                                                              ===============  =============== ===============

     Effective tax rate                                               34.7%             35.2%           35.0%
                                                              ===============  =============== ===============

     Federal income taxes paid were $71.0 million, $148.6 million and $147.4 million in 2001, 2000 and 1999, respectively.

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2001

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11.  FEDERAL INCOME TAXES (CONTINUED)

     The tax effects of significant temporary differences that give rise to deferred tax assets and liabilities are as follows (in thousands):


                                                                             Years ended December 31,

                                                                              2001                2000
                                                                       -----------------  ------------------

     GROSS DEFERRED TAX ASSET
     Policy reserves and other insurance items                          $        502,755   $         529,859
      Difference between financial reporting and the tax basis of:
          Investments                                                            310,272              25,528
          Deferred compensation                                                   26,711              21,919
     Net unrealized losses on available for sale securities                        9,054             335,041
     Other, net                                                                   22,620              10,449
                                                                       ------------------  ------------------
     Total deferred tax asset                                                    871,412             922,796
                                                                       ------------------  ------------------

     GROSS DEFERRED TAX LIABILITY
     Deferred acquisition costs                                                 (596,876)           (627,253)
     Difference between financial reporting and the tax basis of:
        Value of the insurance in-force                                          (36,672)            (42,774)
        Other assets                                                              (2,936)            (12,205)
     Other, net                                                                     (176)               (175)
                                                                       ------------------  ------------------
     Total deferred tax liability                                               (636,660)           (682,407)
                                                                       ------------------  ------------------

     Net deferred tax asset                                            $                   $
                                                                                 234,752             240,389
                                                                       ==================  ==================

     Management believes that it is more likely than not that the results of future operations will generate sufficient taxable income to realize the deferred tax asset.

12.  COMMITMENTS AND CONTINGENCIES

     The Company and its subsidiaries are involved in litigation arising in the ordinary course of business. It is the opinion of management that the ultimate disposition of such litigation will not have a material adverse affect on the Company's financial condition or results of operations. JNL has been named in civil litigation proceedings which appear to be substantially similar to other class action litigation brought against many life insurers alleging misconduct in the sale of insurance products. At this time, it is not possible to make a meaningful estimate of the amount or range of loss, if any, that could result from an unfavorable outcome in such actions.

     State guaranty funds provide payments for policyholders of insolvent life insurance companies. These guaranty funds are financed by assessments to solvent insurance companies based on location, volume, and types of business. The Company estimated its reserve for future state guaranty fund assessments based on data received from the National Organization of Life and Health Insurance Guaranty Associations. Based on data received at the end of 2001 and 2000, the Company's reserve for future state guaranty fund assessments was $45.0 million and $56.3 million, respectively. The Company believes the reserve is adequate for all anticipated payments for known insolvencies.

     The Company offers synthetic GIC contracts to group customers including pension funds and other institutional organizations. The synthetic GIC contract is an off-balance sheet, fee based product where the customer retains ownership of the assets related to these contracts and JNL guarantees the customer's obligation to meet withdrawal requirements. The contingent liability associated with the off-balance sheet guarantees was $31.3 million and $46.1 million at December 31, 2001 and 2000, respectively.

     The Company has unfunded commitments related to its investments in limited partnerships totaling $553.1 million at December 31, 2001.

            JACKSON NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                DECEMBER 31, 2001

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13.  STOCKHOLDER'S EQUITY

     Under Michigan Insurance Law, dividends on capital stock can only be distributed out of earned surplus, unless the Commissioner approves the dividend prior to payment. Furthermore, without the prior approval of the Commissioner, dividends cannot be distributed if all dividends made within the preceding 12 months exceed the greater of statutory net gain from operations or 10% of the Company's statutory surplus for the prior year. In 2002, the maximum amount of dividends that can be paid by the Company without prior approval of the Commissioner under this limitation approximates $245.0 million.

     The Company received capital contributions from its parent of $299.7 million in 2001 and $209.1 million in 2000. The $209.1 million capital contribution in 2000 and $19.3 million of the capital contribution in 2001 resulted from Brooke Life forgiving an intercompany tax liability. The 2001 capital contribution also included $28.7 million related to amounts received from Prudential for certain failed merger related costs. Dividend payments were $131.1 million; $176.3 million and $96.3 million in 2001, 2000 and 1999, respectively, having received the required approval from the Michigan Division of Insurance prior to payment.

     Statutory capital and surplus of the Company was $2,450.1 million and $2,221.9 million at December 31, 2001 and December 31, 2000, respectively. Statutory net income (loss) of the Company was $(201.6) million, $243.8 million and $355.4 million in 2001, 2000 and 1999, respectively.

     Effective January 1, 2001, the NAIC's Accounting Practices and Procedures manual, Codification of Statutory Accounting Principles, became the primary guidance on statutory accounting. The implementation of the revised guidance on January 1, 2001 resulted in a transitional adjustment to increase statutory capital and surplus by $47.8 million.

     Jackson Federal is subject to various regulatory capital requirements administered by the federal banking agencies. Failure to meet minimum requirements would subject Jackson Federal to various regulatory actions ranging from increased scrutiny to conservatorship. At December 31, 2001, the Office of Thrift Supervision categorized Jackson Federal as well capitalized under the regulatory framework for prompt corrective action.

14.  RELATED PARTY TRANSACTIONS

     The Company's investment portfolio is managed by PPM America, Inc., a registered investment advisor, and PPM Finance, Inc. (collectively, "PPM"). PPM is ultimately a wholly owned subsidiary of Prudential. The Company paid $28.5 million, $27.1 million and $26.0 million to PPM for investment advisory services during 2001, 2000 and 1999, respectively.

     On March 12, 2001, Prudential announced that it had entered into a merger agreement ("Merger Agreement") with American General Corporation ("American General), a diversified financial services organization. On April 3, 2001, American International Group, Inc. announced that it made a conditional proposal to acquire American General. On May 11, 2001, Prudential announced that the merger agreement with American General was officially terminated. In December, 2001, JNL received approximately $85.6 million from Prudential for certain guaranteed completion and integration expenses related to the aborted merger, resulting in a $28.7 million capital contribution equal to the tax benefit associated with the payments.

15.  BENEFIT PLANS

     The Company has a defined contribution retirement plan covering substantially all employees. To be eligible, an employee must have attained the age of 21 and completed at least 1,000 hours of service in a 12-month period. The Company's annual contributions, as declared by the board of directors, are based on a percentage of eligible compensation paid to participating employees during the year. The Company's expense related to this plan was $5.4 million, $5.7 million and $2.9 million in 2001, 2000 and 1999, respectively.